UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (59.7%)1
Basic Materials (1.6%)
	Dow Chemical Co.	952,900	60,547
	EI du Pont de Nemours & Co.	692,369	55,618
	Ecolab Inc.	214,280	26,858
	Praxair Inc.	218,829	25,953
	LyondellBasell Industries NV Class A	261,321	23,830
	Air Products & Chemicals Inc.	174,418	23,597
	PPG Industries Inc.	199,548	20,968
	International Paper Co.	326,838	16,597
	Nucor Corp.	252,595	15,085
*	Freeport-McMoRan Inc.	1,051,073	14,042
	Newmont Mining Corp.	418,827	13,805
	Celanese Corp. Class A	115,811	10,406
	Albemarle Corp.	89,490	9,454
	Arconic Inc.	341,095	8,984
	International Flavors & Fragrances Inc.	62,553	8,290
	Eastman Chemical Co.	101,462	8,198
	Mosaic Co.	279,767	8,164
	FMC Corp.	104,839	7,296
	Steel Dynamics Inc.	183,572	6,381
	Ashland Global Holdings Inc.	50,814	6,291
	RPM International Inc.	106,324	5,851
	Avery Dennison Corp.	70,164	5,655
	Chemours Co.	143,000	5,505
	CF Industries Holdings Inc.	181,565	5,329
*	Axalta Coating Systems Ltd.	160,035	5,153
*	Alcoa Corp.	136,764	4,705
	Reliance Steel & Aluminum Co.	57,961	4,638
	United States Steel Corp.	136,213	4,605
	Olin Corp.	133,764	4,397
	Huntsman Corp.	162,785	3,995
	NewMarket Corp.	7,924	3,591
	Royal Gold Inc.	49,604	3,475
	Scotts Miracle-Gro Co.	36,525	3,411
	WR Grace & Co.	45,839	3,195
	US Silica Holdings Inc.	62,549	3,002
	Sensient Technologies Corp.	37,548	2,976
	Cabot Corp.	47,248	2,831
*	Versum Materials Inc.	85,814	2,626
	PolyOne Corp.	73,564	2,508
*	Univar Inc.	76,090	2,333
	Westlake Chemical Corp.	35,026	2,313
	Minerals Technologies Inc.	29,192	2,236
	HB Fuller Co.	43,039	2,219
	Balchem Corp.	25,971	2,141
*	Platform Specialty Products Corp.	164,268	2,139
*	CONSOL Energy Inc.	126,221	2,118
*	Ingevity Corp.	33,227	2,022
	Domtar Corp.	52,574	1,920
*	GCP Applied Technologies Inc.	55,723	1,819

Compass Minerals International Inc.	26,745	1,815
Commercial Metals Co.	93,031	1,780
* Cliffs Natural Resources Inc.	215,755	1,771
* AK Steel Holding Corp.	237,900	1,710
* Chemtura Corp.	50,608	1,690
* Stillwater Mining Co.	97,874	1,690
KapStone Paper and Packaging Corp.	72,516	1,675
Hecla Mining Co.	301,211	1,593
Allegheny Technologies Inc.	86,200	1,548
Worthington Industries Inc.	34,333	1,548
* Cambrex Corp.	26,265	1,446
Quaker Chemical Corp.	10,739	1,414
Stepan Co.	16,616	1,310
* Coeur Mining Inc.	159,200	1,286
Innospec Inc.	19,307	1,250
Carpenter Technology Corp.	31,516	1,176
Kaiser Aluminum Corp.	13,838	1,106
* Arch Coal Inc. Class A	15,899	1,096
Tronox Ltd. Class A	55,079	1,016
* Ferro Corp.	66,664	1,013
* Fairmount Santrol Holdings Inc.	121,400	890
Innophos Holdings Inc.	15,510	837
* Kraton Corp.	26,421	817
* AdvanSix Inc.	28,851	788
* Clearwater Paper Corp.	13,682	766
Neenah Paper Inc.	10,188	761
PH Glatfelter Co.	34,514	750
* Koppers Holdings Inc.	16,605	703
A Schulman Inc.	21,712	683
Calgon Carbon Corp.	45,480	664
Deltic Timber Corp.	8,477	662
Chase Corp.	6,079	580
* CSW Industrials Inc.	15,318	562
Rayonier Advanced Materials Inc.	40,771	548
* Century Aluminum Co.	41,600	528
* SunCoke Energy Inc.	52,479	470
Tredegar Corp.	26,465	464
Hawkins Inc.	9,372	459
Haynes International Inc.	11,934	455
KMG Chemicals Inc.	8,999	415
American Vanguard Corp.	24,911	414
* Veritiv Corp.	7,808	404
FutureFuel Corp.	25,100	356
Aceto Corp.	22,266	352
* OMNOVA Solutions Inc.	34,053	337
* Nexeo Solutions Inc.	34,503	306
Kronos Worldwide Inc.	17,870	294
* Cloud Peak Energy Inc.	60,241	276
* Westmoreland Coal Co.	15,766	229
* LSB Industries Inc.	20,920	196
* Resolute Forest Products Inc.	32,623	178
Olympic Steel Inc.	9,300	173
Gold Resource Corp.	37,790	171
* Verso Corp.	27,500	165
* Codexis Inc.	33,679	162
Hallador Energy Co.	19,198	154
* Ryerson Holding Corp.	11,350	143

*	Northern Technologies International Corp.	7,900	141
*,^ Uranium Energy Corp.		84,185	120
	Ampco-Pittsburgh Corp.	8,432	118
*	Intrepid Potash Inc.	68,500	118
*	Synalloy Corp.	7,724	95
*,^ ChromaDex Corp.		28,600	77
*	NL Industries Inc.	11,473	74
*	Handy & Harman Ltd.	2,000	54
*,^ Ur-Energy Inc.		79,380	53
*,^ Pershing Gold Corp.		13,459	38
*	Real Industry Inc.	12,514	36
*	General Moly Inc.	69,405	35
	United-Guardian Inc.	2,196	32
*,^ Uni-Pixel Inc.		30,720	26
*	Solitario Exploration & Royalty Corp.	21,996	18
*,^ Golden Minerals Co.		21,900	14
*	Rentech Inc.	25,934	13
*	Centrus Energy Corp. Class A	1,000	6
*	Universal Stainless & Alloy Products Inc.	300	5
*	Ramaco Resources Inc.	527	5
*	Marrone Bio Innovations Inc.	1,700	3
*	Comstock Mining Inc.	8,295	2
*	US Antimony Corp.	3,395	2
			516,202
Consumer Goods (5.8%)
	Procter & Gamble Co.	2,102,486	188,908
	Philip Morris International Inc.	1,229,276	138,785
	Coca-Cola Co.	3,063,642	130,021
	PepsiCo Inc.	1,129,470	126,343
	Altria Group Inc.	1,551,149	110,783
	NIKE Inc. Class B	1,052,197	58,639
	Colgate-Palmolive Co.	703,011	51,453
	Mondelez International Inc. Class A	1,162,114	50,064
	Kraft Heinz Co.	480,961	43,676
	Reynolds American Inc.	677,900	42,721
	Monsanto Co.	346,957	39,276
	General Motors Co.	1,058,580	37,431
	Kimberly-Clark Corp.	282,682	37,209
	Ford Motor Co.	2,863,335	33,329
	Activision Blizzard Inc.	561,368	27,990
	General Mills Inc.	470,047	27,737
*,^ Tesla Inc.		94,908	26,413
*	Electronic Arts Inc.	245,797	22,004
	Constellation Brands Inc. Class A	132,995	21,555
	Archer-Daniels-Midland Co.	455,955	20,992
	Newell Brands Inc.	377,573	17,810
	Delphi Automotive plc	216,282	17,409
	Stanley Black & Decker Inc.	119,855	15,925
*	Monster Beverage Corp.	338,483	15,628
	Estee Lauder Cos. Inc. Class A	180,275	15,286
	Tyson Foods Inc. Class A	232,667	14,358
	Dr Pepper Snapple Group Inc.	146,023	14,299
	Kellogg Co.	193,017	14,015
	Conagra Brands Inc.	345,425	13,934
	Clorox Co.	102,297	13,793
	VF Corp.	246,540	13,552
	Molson Coors Brewing Co. Class B	137,467	13,157

	Mead Johnson Nutrition Co.	145,857	12,993
	Hershey Co.	106,628	11,649
	JM Smucker Co.	87,932	11,526
*	Mohawk Industries Inc.	49,644	11,393
	Genuine Parts Co.	113,759	10,512
	Church & Dwight Co. Inc.	204,672	10,207
	Whirlpool Corp.	59,072	10,121
	DR Horton Inc.	285,417	9,507
	Campbell Soup Co.	157,890	9,038
	Hasbro Inc.	90,525	9,036
	Harley-Davidson Inc.	148,626	8,992
	Coach Inc.	215,909	8,924
	Bunge Ltd.	110,439	8,753
	McCormick & Co. Inc.	89,403	8,721
	Lear Corp.	59,853	8,474
	Lennar Corp. Class A	160,785	8,231
	Snap-on Inc.	46,234	7,798
*	WhiteWave Foods Co. Class A	138,250	7,763
	Goodyear Tire & Rubber Co.	213,204	7,675
	Hormel Foods Corp.	210,945	7,305
	BorgWarner Inc.	169,912	7,101
	Mattel Inc.	274,426	7,028
	Leucadia National Corp.	267,633	6,958
	Ingredion Inc.	56,304	6,781
*	LKQ Corp.	225,170	6,591
	PVH Corp.	63,452	6,565
	Brown-Forman Corp. Class B	138,878	6,413
*	Middleby Corp.	45,454	6,202
	Hanesbrands Inc.	297,213	6,170
	Coty Inc. Class A	334,050	6,056
	PulteGroup Inc.	246,212	5,798
*	NVR Inc.	2,723	5,737
	Pinnacle Foods Inc.	92,345	5,344
	Gentex Corp.	248,483	5,300
	Leggett & Platt Inc.	102,756	5,171
*	WABCO Holdings Inc.	41,606	4,885
*	Take-Two Interactive Software Inc.	81,488	4,830
*	Michael Kors Holdings Ltd.	125,251	4,773
	Lamb Weston Holdings Inc.	113,375	4,769
	Brunswick Corp.	71,434	4,372
*	Post Holdings Inc.	49,857	4,364
	Thor Industries Inc.	44,775	4,304
*	Toll Brothers Inc.	118,548	4,281
^	Polaris Industries Inc.	49,558	4,153
	Pool Corp.	32,224	3,845
*	Lululemon Athletica Inc.	73,944	3,836
*	TreeHouse Foods Inc.	44,745	3,788
	Ralph Lauren Corp. Class A	44,523	3,634
*	Edgewell Personal Care Co.	47,989	3,510
*,^ Herbalife Ltd.		58,334	3,392
	Carter's Inc.	37,161	3,337
*,^ Under Armour Inc. Class A		167,612	3,315
	Tenneco Inc.	48,456	3,025
*	Visteon Corp.	30,357	2,973
*	Hain Celestial Group Inc.	79,442	2,955
	Flowers Foods Inc.	150,760	2,926
*	Skechers U.S.A. Inc. Class A	106,378	2,920

	Energizer Holdings Inc.	47,429	2,644
	Spectrum Brands Holdings Inc.	18,899	2,627
	Snyder's-Lance Inc.	62,927	2,537
	Dana Inc.	126,616	2,445
	Nu Skin Enterprises Inc. Class A	43,821	2,434
*	Dorman Products Inc.	29,162	2,395
	CalAtlantic Group Inc.	62,549	2,342
*	Kate Spade & Co.	97,011	2,254
	Cooper Tire & Rubber Co.	49,650	2,202
	B&G Foods Inc.	53,577	2,156
*	Welbilt Inc.	107,652	2,113
*	Helen of Troy Ltd.	22,288	2,100
	LCI Industries	20,222	2,018
	Lancaster Colony Corp.	15,329	1,975
*	US Foods Holding Corp.	69,280	1,938
*	Under Armour Inc.	103,283	1,890
	Wolverine World Wide Inc.	74,416	1,858
*	Darling Ingredients Inc.	127,868	1,857
	Tupperware Brands Corp.	29,544	1,853
*	Tempur Sealy International Inc.	39,294	1,826
	Vector Group Ltd.	87,105	1,812
*	Cooper-Standard Holdings Inc.	15,658	1,737
*	Zynga Inc. Class A	587,169	1,673
*	Steven Madden Ltd.	42,837	1,651
	HNI Corp.	35,188	1,622
*	Avon Products Inc.	361,727	1,592
*	Blue Buffalo Pet Products Inc.	68,586	1,578
	J&J Snack Foods Corp.	11,583	1,570
	Sanderson Farms Inc.	15,063	1,564
*	TRI Pointe Group Inc.	123,573	1,550
	Fresh Del Monte Produce Inc.	26,156	1,549
	Herman Miller Inc.	48,485	1,530
*	Deckers Outdoor Corp.	25,089	1,499
	Universal Corp.	20,325	1,438
	Dean Foods Co.	72,347	1,422
*	Gentherm Inc.	35,382	1,389
	KB Home	68,195	1,356
*	iRobot Corp.	20,249	1,339
	Nutrisystem Inc.	23,176	1,286
^	Pilgrim's Pride Corp.	55,198	1,242
*	American Axle & Manufacturing Holdings Inc.	66,092	1,241
	Columbia Sportswear Co.	20,452	1,202
*	Meritage Homes Corp.	32,645	1,201
	Winnebago Industries Inc.	40,485	1,184
	Steelcase Inc. Class A	70,228	1,176
*	Central Garden & Pet Co. Class A	33,733	1,171
*,^ Wayfair Inc.		28,916	1,171
	MDC Holdings Inc.	38,647	1,161
*	ACCO Brands Corp.	84,063	1,105
	Schweitzer-Mauduit International Inc.	25,842	1,070
	La-Z-Boy Inc.	38,861	1,049
*	Boston Beer Co. Inc. Class A	7,084	1,025
	Standard Motor Products Inc.	20,747	1,020
	Interface Inc. Class A	49,273	939
	WD-40 Co.	8,517	928
	Knoll Inc.	37,546	894
*	Select Comfort Corp.	34,864	864

^	Cal-Maine Foods Inc.	23,244	855
	Callaway Golf Co.	76,870	851
	Seaboard Corp.	203	846
	Andersons Inc.	22,283	845
*	Vista Outdoor Inc.	40,790	840
	National Beverage Corp.	9,474	801
*	Fox Factory Holding Corp.	27,200	781
	Coca-Cola Bottling Co. Consolidated	3,739	770
	Oxford Industries Inc.	13,325	763
*	Universal Electronics Inc.	10,955	750
	Calavo Growers Inc.	11,612	704
	Briggs & Stratton Corp.	30,814	692
*	G-III Apparel Group Ltd.	30,366	665
	Tower International Inc.	24,507	664
*	Taylor Morrison Home Corp. Class A	30,300	646
	AdvancePierre Foods Holdings Inc.	20,600	642
	Superior Industries International Inc.	24,947	632
*	Cavco Industries Inc.	5,396	628
*	Motorcar Parts of America Inc.	20,366	626
*	Fitbit Inc. Class A	104,300	617
	Inter Parfums Inc.	16,744	612
*	Hostess Brands Inc.	38,139	605
	Ethan Allen Interiors Inc.	19,682	603
*	USANA Health Sciences Inc.	10,228	589
	MGP Ingredients Inc.	10,673	579
	Phibro Animal Health Corp. Class A	19,103	537
	John B Sanfilippo & Son Inc.	7,257	531
*	Modine Manufacturing Co.	42,756	522
*	M/I Homes Inc.	21,070	516
^	Valvoline Inc.	21,018	516
*,^ LGI Homes Inc.		15,044	510
*,^ GoPro Inc. Class A		56,300	490
*	Nautilus Inc.	26,236	479
*	William Lyon Homes Class A	22,426	462
*	Crocs Inc.	63,284	447
*	Stoneridge Inc.	24,664	447
	Camping World Holdings Inc. Class A	13,542	437
	Metaldyne Performance Group Inc.	18,424	421
*	Revlon Inc. Class A	14,365	400
^	Tootsie Roll Industries Inc.	10,253	383
	Medifast Inc.	8,607	382
	Kimball International Inc. Class B	22,950	379
	Movado Group Inc.	15,079	376
	National Presto Industries Inc.	3,662	374
*	Beazer Homes USA Inc.	29,534	358
	Titan International Inc.	34,500	357
	Acushnet Holdings Corp.	20,501	354
*	Iconix Brand Group Inc.	45,614	343
*	Unifi Inc.	11,745	333
*	Malibu Boats Inc. Class A	14,763	331
*	Fossil Group Inc.	18,523	323
*	Century Communities Inc.	12,438	316
	Hooker Furniture Corp.	9,219	286
	Flexsteel Industries Inc.	5,296	267
	Nutraceutical International Corp.	8,299	259
*	Seneca Foods Corp. Class A	6,951	251
*	elf Beauty Inc.	8,642	249

*	Eastman Kodak Co.	20,574	237
	Omega Protein Corp.	11,680	234
	Libbey Inc.	15,729	229
	Bassett Furniture Industries Inc.	8,483	228
*	Glu Mobile Inc.	99,428	226
*	Primo Water Corp.	16,420	223
*	Perry Ellis International Inc.	10,120	217
^	Orchids Paper Products Co.	8,653	208
*	Amplify Snack Brands Inc.	23,697	199
	Culp Inc.	6,119	191
*	Freshpet Inc.	16,875	186
*	Castle Brands Inc.	111,100	172
*	ZAGG Inc.	23,585	170
	Superior Uniform Group Inc.	8,600	160
*	Hovnanian Enterprises Inc. Class A	70,309	160
*	Farmer Brothers Co.	4,375	155
*	Vera Bradley Inc.	16,600	155
	MCBC Holdings Inc.	8,934	144
	Oil-Dri Corp. of America	3,637	136
	A-Mark Precious Metals Inc.	7,825	134
*	JAKKS Pacific Inc.	22,300	123
	Lifetime Brands Inc.	6,025	121
*	Jamba Inc.	12,822	116
	Johnson Outdoors Inc. Class A	3,125	114
	Limoneira Co.	5,294	111
	Weyco Group Inc.	3,470	97
*	Craft Brew Alliance Inc.	7,254	97
	Alico Inc.	3,661	97
*	Delta Apparel Inc.	5,200	92
*	Alliance One International Inc.	6,819	88
*	Lifeway Foods Inc.	8,078	87
	Acme United Corp.	2,950	83
*	Cherokee Inc.	9,605	83
*	New Home Co. Inc.	7,785	81
*	Turning Point Brands Inc.	5,180	81
*,^ Vuzix Corp.		11,300	70
*	Core Molding Technologies Inc.	3,900	70
	Nature's Sunshine Products Inc.	6,088	61
*	Lifevantage Corp.	10,687	57
*,^ 22nd Century Group Inc.		48,100	57
	Rocky Brands Inc.	4,880	56
	Escalade Inc.	4,289	55
*,^ Lipocine Inc.		13,400	52
	LS Starrett Co. Class A	4,185	44
	Strattec Security Corp.	1,567	44
*	Charles & Colvard Ltd.	41,588	40
*	Skyline Corp.	3,957	37
*	Fenix Parts Inc.	23,600	37
	P&F Industries Inc. Class A	4,580	32
*,^ Vince Holding Corp.		18,246	28
*	Differential Brands Group Inc.	13,400	26
*	Central Garden & Pet Co.	700	26
*	US Auto Parts Network Inc.	7,290	24
	Unique Fabricating Inc.	1,900	23
*	Natural Alternatives International Inc.	2,300	20
*	Shiloh Industries Inc.	1,187	16
*	Emerson Radio Corp.	10,371	14

*	Dixie Group Inc.	2,947	11
*	Lakeland Industries Inc.	673	7
*	Reed's Inc.	1,300	5
*,^ Long Island Iced Tea Corp.		1,300	5
*	Inventure Foods Inc.	1,121	5
*,^ Nova Lifestyle Inc.		2,858	5
*	Seventy Seven Energy Inc Escrow Line	42,434	5
*	Willamette Valley Vineyards Inc.	362	3
*	Zedge Inc. Class B	501	2
*	Crystal Rock Holdings Inc.	1,542	1
*	Seventy Seven Energy Inc Warrants Expire 8/1/21	2,359	—
*	Seventy Seven Energy Inc Warrants Expire 8/1/23	2,123	—
			1,909,194
Consumer Services (7.8%)
*	Amazon.com Inc.	322,668	286,058
	Home Depot Inc.	970,039	142,431
	Comcast Corp. Class A	3,758,441	141,280
	Walt Disney Co.	1,193,711	135,355
	Wal-Mart Stores Inc.	1,215,993	87,649
	McDonald's Corp.	661,769	85,772
*	Priceline Group Inc.	39,004	69,426
	CVS Health Corp.	838,103	65,791
	Starbucks Corp.	1,102,504	64,375
	Walgreens Boots Alliance Inc.	726,905	60,369
	Costco Wholesale Corp.	348,166	58,384
	Time Warner Inc.	583,210	56,985
	Lowe's Cos. Inc.	691,529	56,851
*	Charter Communications Inc. Class A	160,150	52,420
*	Netflix Inc.	324,934	48,028
	TJX Cos. Inc.	495,621	39,194
*	eBay Inc.	839,465	28,181
	Delta Air Lines Inc.	585,029	26,888
	Twenty-First Century Fox Inc. Class A	820,494	26,576
	McKesson Corp.	178,564	26,474
	Southwest Airlines Co.	484,580	26,051
	Target Corp.	450,065	24,839
	Kroger Co.	751,095	22,150
	Marriott International Inc. Class A	228,431	21,514
	CBS Corp. Class B	305,968	21,222
	Ross Stores Inc.	318,502	20,980
	Sysco Corp.	398,045	20,666
	Cardinal Health Inc.	250,393	20,420
*	O'Reilly Automotive Inc.	74,135	20,005
	Las Vegas Sands Corp.	316,044	18,037
	Carnival Corp.	301,575	17,766
	Yum! Brands Inc.	269,838	17,243
	American Airlines Group Inc.	404,997	17,131
*	AutoZone Inc.	23,028	16,650
	Omnicom Group Inc.	185,411	15,984
	Dollar General Corp.	220,699	15,389
*	United Continental Holdings Inc.	214,225	15,133
*	Dollar Tree Inc.	176,318	13,834
*	Ulta Beauty Inc.	47,686	13,601
	Royal Caribbean Cruises Ltd.	136,569	13,399
	Viacom Inc. Class B	281,136	13,107
	Expedia Inc.	97,227	12,267
	AmerisourceBergen Corp. Class A	138,479	12,255

	Nielsen Holdings plc	276,181	11,409
	MGM Resorts International	404,360	11,079
*	DISH Network Corp. Class A	169,757	10,778
	Best Buy Co. Inc.	214,508	10,543
	Twenty-First Century Fox Inc.	327,979	10,423
*	Chipotle Mexican Grill Inc. Class A	22,894	10,200
	Tiffany & Co.	95,172	9,070
	Hilton Worldwide Holdings Inc.	154,517	9,033
*	CarMax Inc.	151,668	8,982
	Alaska Air Group Inc.	96,883	8,935
	Darden Restaurants Inc.	99,614	8,335
	Advance Auto Parts Inc.	55,004	8,155
	Foot Locker Inc.	105,042	7,858
	Interpublic Group of Cos. Inc.	313,790	7,710
	Whole Foods Market Inc.	257,208	7,644
	L Brands Inc.	156,278	7,361
	Wynn Resorts Ltd.	63,496	7,277
	Tractor Supply Co.	104,447	7,204
	Wyndham Worldwide Corp.	85,146	7,177
	Macy's Inc.	241,685	7,164
	Aramark	190,065	7,008
^	Sirius XM Holdings Inc.	1,327,732	6,838
	Domino's Pizza Inc.	37,079	6,834
*	Liberty Interactive Corp. QVC Group Class A	332,431	6,655
*	Norwegian Cruise Line Holdings Ltd.	125,468	6,365
	Vail Resorts Inc.	32,019	6,144
	Kohl's Corp.	144,656	5,759
*	Burlington Stores Inc.	55,734	5,422
*	VCA Inc.	59,156	5,413
*	Liberty Media Corp-Liberty SiriusXM	139,547	5,412
	News Corp. Class A	412,550	5,363
*	Discovery Communications Inc.	187,099	5,297
*	JetBlue Airways Corp.	255,614	5,268
	FactSet Research Systems Inc.	31,142	5,136
	Scripps Networks Interactive Inc. Class A	63,627	4,986
	KAR Auction Services Inc.	108,903	4,756
*	Copart Inc.	76,715	4,751
	Gap Inc.	188,884	4,588
	Bed Bath & Beyond Inc.	115,550	4,560
*	ServiceMaster Global Holdings Inc.	109,081	4,554
	Service Corp. International/US	146,383	4,520
*	Panera Bread Co. Class A	17,215	4,508
	Staples Inc.	511,245	4,484
	TEGNA Inc.	173,377	4,442
^	Nordstrom Inc.	94,458	4,399
*,^ Liberty Media Corp-Liberty Formula One		127,149	4,342
	H&R Block Inc.	177,335	4,123
	Dunkin' Brands Group Inc.	72,391	3,958
*	TripAdvisor Inc.	89,209	3,850
	Signet Jewelers Ltd.	54,301	3,761
	Cinemark Holdings Inc.	82,211	3,645
	Casey's General Stores Inc.	32,233	3,618
	Six Flags Entertainment Corp.	56,870	3,383
	Sabre Corp.	158,610	3,361
*	Discovery Communications Inc. Class A	113,792	3,310
	Williams-Sonoma Inc.	60,521	3,245
	Dick's Sporting Goods Inc.	65,452	3,185

* Live Nation Entertainment Inc.	103,010	3,128
* Madison Square Garden Co. Class A	15,411	3,078
Rollins Inc.	82,072	3,047
Dun & Bradstreet Corp.	28,149	3,038
CST Brands Inc.	62,749	3,018
^ Cracker Barrel Old Country Store Inc.	18,506	2,947
* Liberty Media Corp-Liberty SiriusXM	75,316	2,931
* Grand Canyon Education Inc.	40,804	2,922
* Spirit Airlines Inc.	54,388	2,886
* AMC Networks Inc. Class A	48,972	2,874
* Sprouts Farmers Market Inc.	113,026	2,613
* Bright Horizons Family Solutions Inc.	35,697	2,588
Jack in the Box Inc.	25,020	2,545
* AutoNation Inc.	59,336	2,509
Tribune Media Co. Class A	66,052	2,462
* Beacon Roofing Supply Inc.	49,972	2,457
Sinclair Broadcast Group Inc. Class A	60,430	2,447
Nexstar Media Group Inc. Class A	34,854	2,445
Chemed Corp.	12,928	2,362
* Sally Beauty Holdings Inc.	114,944	2,349
* Rite Aid Corp.	537,467	2,284
Cable One Inc.	3,652	2,281
* Cabela's Inc.	41,975	2,229
* Michaels Cos. Inc.	98,697	2,210
Cheesecake Factory Inc.	34,786	2,204
Wendy's Co.	161,876	2,203
Texas Roadhouse Inc. Class A	49,259	2,194
* GrubHub Inc.	66,500	2,187
* Buffalo Wild Wings Inc.	14,166	2,164
* Murphy USA Inc.	28,999	2,129
Graham Holdings Co. Class B	3,486	2,090
* Pandora Media Inc.	173,252	2,046
Office Depot Inc.	437,974	2,043
* Lions Gate Entertainment Corp. Class B	82,963	2,023
Dolby Laboratories Inc. Class A	38,330	2,009
* Dave & Buster's Entertainment Inc.	32,705	1,998
* Liberty Expedia Holdings Inc. Class A	43,091	1,960
Brinker International Inc.	43,785	1,925
Choice Hotels International Inc.	30,269	1,895
John Wiley & Sons Inc. Class A	35,085	1,888
* Avis Budget Group Inc.	63,710	1,885
Regal Entertainment Group Class A	83,304	1,881
Meredith Corp.	28,624	1,849
* Five Below Inc.	42,667	1,848
AMERCO	4,847	1,848
* Yelp Inc. Class A	56,300	1,844
American Eagle Outfitters Inc.	127,980	1,796
PriceSmart Inc.	19,341	1,783
Bloomin' Brands Inc.	89,794	1,772
* Hawaiian Holdings Inc.	38,024	1,766
* United Natural Foods Inc.	40,123	1,735
ILG Inc.	82,614	1,732
Aaron's Inc.	56,492	1,680
* Sotheby's	36,828	1,675
^ GameStop Corp. Class A	73,929	1,667
Papa John's International Inc.	20,576	1,647
Allegiant Travel Co. Class A	10,248	1,642

*	Acxiom Corp.	56,893	1,620
	Matthews International Corp. Class A	23,938	1,619
	Big Lots Inc.	33,082	1,610
	Extended Stay America Inc.	99,545	1,587
*	WebMD Health Corp.	29,982	1,579
	Lithia Motors Inc. Class A	18,309	1,568
	DeVry Education Group Inc.	44,212	1,567
	Marriott Vacations Worldwide Corp.	15,518	1,551
	Children's Place Inc.	12,830	1,540
	Hillenbrand Inc.	42,566	1,526
	Churchill Downs Inc.	9,493	1,508
*	Stamps.com Inc.	12,588	1,490
*,^ RH		32,039	1,482
	New York Times Co. Class A	101,534	1,462
	Penske Automotive Group Inc.	30,741	1,439
*,^ JC Penney Co. Inc.		232,526	1,432
	Time Inc.	73,952	1,431
*	Urban Outfitters Inc.	59,797	1,421
	Chico's FAS Inc.	97,894	1,390
*	Boyd Gaming Corp.	61,417	1,352
*	Hilton Grand Vacations Inc.	46,355	1,329
*	Caesars Acquisition Co. Class A	86,169	1,327
	SkyWest Inc.	38,466	1,317
*	Groupon Inc. Class A	334,894	1,316
*	Ollie's Bargain Outlet Holdings Inc.	39,203	1,313
*	Hyatt Hotels Corp. Class A	23,800	1,285
	Monro Muffler Brake Inc.	24,602	1,282
*	Shutterfly Inc.	25,978	1,254
	Group 1 Automotive Inc.	16,423	1,217
*	Performance Food Group Co.	49,247	1,172
*	EW Scripps Co. Class A	49,439	1,159
*	Penn National Gaming Inc.	62,393	1,150
*	MSG Networks Inc.	48,661	1,136
*	Herc Holdings Inc.	23,229	1,136
	Core-Mark Holding Co. Inc.	34,424	1,074
	Capella Education Co.	12,360	1,051
*	Houghton Mifflin Harcourt Co.	101,751	1,033
*	Rush Enterprises Inc. Class A	31,205	1,032
*	Lions Gate Entertainment Corp. Class A	38,568	1,024
	Red Rock Resorts Inc. Class A	46,047	1,021
	Morningstar Inc.	12,883	1,013
	Planet Fitness Inc. Class A	52,364	1,009
	AMC Entertainment Holdings Inc. Class A	31,925	1,004
*	Asbury Automotive Group Inc.	16,489	991
	DSW Inc. Class A	47,723	987
	SeaWorld Entertainment Inc.	53,000	968
*	Scientific Games Corp. Class A	40,780	964
	SpartanNash Co.	27,391	958
	Sonic Corp.	36,826	934
*	La Quinta Holdings Inc.	68,841	931
	Caleres Inc.	32,428	857
*	Gray Television Inc.	58,680	851
	Bob Evans Farms Inc.	13,020	845
	Dillard's Inc. Class A	16,075	840
*	Liberty TripAdvisor Holdings Inc. Class A	59,262	836
*	Etsy Inc.	78,300	832
	Gannett Co. Inc.	96,367	808

*	Pinnacle Entertainment Inc.	41,213	804
	Scholastic Corp.	18,751	798
*	Genesco Inc.	14,338	795
	ClubCorp Holdings Inc.	49,100	788
	International Speedway Corp. Class A	20,999	776
*	SiteOne Landscape Supply Inc.	15,900	770
	HSN Inc.	20,356	755
*	Belmond Ltd. Class A	61,955	750
*	Liberty Media Corp-Liberty Formula One Class A	22,634	740
	Ingles Markets Inc. Class A	16,772	724
*	Hertz Global Holdings Inc.	41,070	720
*	Denny's Corp.	56,699	701
*	Liberty Media Corp-Liberty Braves	29,620	701
*	BJ's Restaurants Inc.	16,675	674
*,^ TrueCar Inc.		42,700	661
	Weis Markets Inc.	11,040	659
	New Media Investment Group Inc.	43,032	611
*	Red Robin Gourmet Burgers Inc.	10,421	609
	Strayer Education Inc.	7,490	603
*	Chuy's Holdings Inc.	19,962	595
*	Caesars Entertainment Corp.	60,864	581
	Tailored Brands Inc.	38,507	575
	Wingstop Inc.	20,112	569
	Sonic Automotive Inc. Class A	28,233	566
	World Wrestling Entertainment Inc. Class A	25,085	557
	DineEquity Inc.	9,924	540
*	K12 Inc.	27,937	535
*	Fiesta Restaurant Group Inc.	21,926	531
*	Providence Service Corp.	11,912	529
	Marcus Corp.	15,980	513
	National CineMedia Inc.	39,743	502
*	Quotient Technology Inc.	52,200	499
*	Hibbett Sports Inc.	16,889	498
*	SP Plus Corp.	14,737	497
*	Diplomat Pharmacy Inc.	31,100	496
*	Smart & Final Stores Inc.	40,626	492
*	Express Inc.	53,800	490
*	Trade Desk Inc. Class A	13,118	489
^	Buckle Inc.	25,989	483
	Tile Shop Holdings Inc.	24,906	479
	Abercrombie & Fitch Co.	40,126	479
	Guess? Inc.	42,630	475
	Fred's Inc. Class A	36,281	475
	Finish Line Inc. Class A	32,793	467
	Pier 1 Imports Inc.	64,848	464
*	Lumber Liquidators Holdings Inc.	21,367	448
*	Francesca's Holdings Corp.	29,200	448
*	Isle of Capri Casinos Inc.	16,673	439
*	Chegg Inc.	51,790	437
*	MarineMax Inc.	19,961	432
*	Eldorado Resorts Inc.	22,734	430
*	Bankrate Inc.	43,508	420
*	Vitamin Shoppe Inc.	20,688	417
	Ruth's Hospitality Group Inc.	20,750	416
*	Carrols Restaurant Group Inc.	28,976	410
*	Career Education Corp.	44,493	387
*	Biglari Holdings Inc.	850	367

*	Laureate Education Inc. Class A	25,656	366
*	Shake Shack Inc. Class A	10,859	363
*	XO Group Inc.	20,857	359
	Barnes & Noble Inc.	38,568	357
*	Weight Watchers International Inc.	22,900	357
^	Rent-A-Center Inc.	39,731	352
*	Regis Corp.	29,537	346
	Entravision Communications Corp. Class A	55,671	345
*	FTD Cos. Inc.	16,953	341
	Cato Corp. Class A	15,285	336
*,^ Lands' End Inc.		15,522	333
	PetMed Express Inc.	16,301	328
*,^ Sears Holdings Corp.		27,059	311
*	Del Taco Restaurants Inc.	22,300	296
*	Clean Energy Fuels Corp.	115,300	294
	Entercom Communications Corp. Class A	20,538	294
	GNC Holdings Inc. Class A	39,200	289
*	Party City Holdco Inc.	19,900	280
	Haverty Furniture Cos. Inc.	11,395	277
*	tronc Inc.	19,200	267
*	Del Frisco's Restaurant Group Inc.	14,476	261
*	Barnes & Noble Education Inc.	27,183	261
	Shoe Carnival Inc.	10,511	258
*	Chefs' Warehouse Inc.	18,575	258
*	Zumiez Inc.	14,000	256
*	Habit Restaurants Inc. Class A	14,300	253
*	RetailMeNot Inc.	31,200	253
*	Care.com Inc.	19,919	249
*	1-800-Flowers.com Inc. Class A	23,555	240
*	Titan Machinery Inc.	14,700	225
*	America's Car-Mart Inc.	6,119	223
*	Liquidity Services Inc.	27,828	223
*	Avid Technology Inc.	47,400	221
*	Intrawest Resorts Holdings Inc.	8,610	215
*	Bojangles' Inc.	10,456	214
*	Monarch Casino & Resort Inc.	7,201	213
	Carriage Services Inc. Class A	7,702	209
	Natural Health Trends Corp.	7,100	205
	Big 5 Sporting Goods Corp.	13,578	205
*	El Pollo Loco Holdings Inc.	16,500	197
*	Angie's List Inc.	34,490	197
*	Potbelly Corp.	14,050	195
	Village Super Market Inc. Class A	7,310	194
*	Townsquare Media Inc. Class A	15,700	191
*	Bridgepoint Education Inc.	17,724	189
*	Overstock.com Inc.	10,886	187
*	American Public Education Inc.	8,100	185
	MDC Partners Inc. Class A	19,700	185
*	TechTarget Inc.	20,502	185
	Citi Trends Inc.	10,398	177
*	Lindblad Expeditions Holdings Inc.	19,500	175
*	Century Casinos Inc.	23,047	174
*	Duluth Holdings Inc.	8,000	170
*	Drive Shack Inc.	40,726	169
*	Natural Grocers by Vitamin Cottage Inc.	16,080	167
*	Full House Resorts Inc.	68,459	166
	Golden Entertainment Inc.	12,142	161

*	Rubicon Project Inc.	26,700	157
*	West Marine Inc.	16,389	156
	Clear Channel Outdoor Holdings Inc. Class A	25,400	154
	Speedway Motorsports Inc.	8,106	153
*	Conn's Inc.	16,694	146
	CSS Industries Inc.	5,470	142
*	Liberty Media Corp-Liberty Braves	5,626	135
*	QuinStreet Inc.	33,500	131
*	PCM Inc.	4,598	129
*	Ascena Retail Group Inc.	28,776	123
*	Ruby Tuesday Inc.	42,530	120
	Liberty Tax Inc.	8,330	119
*	Marchex Inc. Class B	43,400	118
*	Boot Barn Holdings Inc.	11,900	118
*	J Alexander's Holdings Inc.	11,698	118
*	Ascent Capital Group Inc. Class A	7,443	105
^	Stage Stores Inc.	40,500	105
*	Harte-Hanks Inc.	67,500	94
*,^ Trupanion Inc.		6,600	94
*,^ Lee Enterprises Inc.		33,725	88
*	Reading International Inc. Class A	5,362	83
*	Autobytel Inc.	6,554	82
*	Container Store Group Inc.	19,400	82
*	YuMe Inc.	20,055	82
	Tilly's Inc. Class A	8,952	81
*	Destination XL Group Inc.	27,724	79
*	Sportsman's Warehouse Holdings Inc.	16,499	79
*	Travelzoo Inc.	7,700	74
*,^ Daily Journal Corp.		328	70
*	Kirkland's Inc.	5,386	67
*	Leaf Group Ltd.	8,580	64
	Stein Mart Inc.	21,111	64
*	Build-A-Bear Workshop Inc.	6,826	60
*	CafePress Inc.	18,899	57
	CBS Corp. Class A	800	56
*	New York & Co. Inc.	27,708	54
*	EVINE Live Inc.	39,820	51
*	comScore Inc.	2,334	50
*,^ Remark Media Inc.		14,727	44
*	Red Lion Hotels Corp.	5,786	41
*	Gaia Inc. Class A	3,551	35
*,^ Digital Turbine Inc.		36,287	34
	Ark Restaurants Corp.	1,339	34
*	Luby's Inc.	10,342	32
	AH Belo Corp. Class A	5,110	31
*	Nathan's Famous Inc.	500	31
*	Profire Energy Inc.	22,183	31
*	Bravo Brio Restaurant Group Inc.	5,231	27
	RCI Hospitality Holdings Inc.	1,511	26
*	Diversified Restaurant Holdings Inc.	11,200	26
*	McClatchy Co. Class A	2,633	25
*	Noodles & Co. Class A	4,100	24
	Collectors Universe Inc.	901	24
*	Radio One Inc.	6,921	23
*	Destination Maternity Corp.	5,138	22
*	SUPERVALU Inc.	5,273	20
	Saga Communications Inc. Class A	396	20

*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Hemisphere Media Group Inc. Class A	1,300	15
	Insignia Systems Inc.	9,200	14
*	Town Sports International Holdings Inc.	3,700	13
*	Famous Dave's of America Inc.	3,409	13
*	Cambium Learning Group Inc.	2,620	13
*	Zoe's Kitchen Inc.	669	12
	Winmark Corp.	100	11
*	RealNetworks Inc.	2,106	10
*	Live Ventures Inc.	600	10
*	At Home Group Inc.	551	8
	Gaming Partners International Corp.	800	8
	Salem Media Group Inc. Class A	1,001	7
*	Inspired Entertainment Inc.	700	7
*	TheStreet Inc.	6,263	5
*	Rave Restaurant Group Inc.	2,111	5
*	Good Times Restaurants Inc.	1,300	4
	Educational Development Corp.	600	4
*	bebe stores inc	580	2
*	Spark Networks Inc.	1,685	2
	Peak Resorts Inc.	300	2
*,^ FunctionX Inc.		2,796	2
*	NTN Buzztime Inc.	100	1
*	Bon-Ton Stores Inc.	1,000	1
*,^ WeCast Network Inc.		400	1
*	SPAR Group Inc.	754	1
*	Bagger Dave's Burger Tavern Inc.	11,200	1
*	Radio One Inc. Class A	200	1
*	Cumulus Media Inc. Class A	1,878	1
*	ONE Group Hospitality Inc.	200	—
	National American University Holdings Inc.	100	—
*	Gerber Scientific Inc. CVR	16,800	—
			2,568,543
Financials (12.1%)
	JPMorgan Chase & Co.	2,835,453	249,066
*	Berkshire Hathaway Inc. Class B	1,410,797	235,152
	Wells Fargo & Co.	3,592,430	199,955
	Bank of America Corp.	7,941,388	187,337
	Visa Inc. Class A	1,475,546	131,132
	Citigroup Inc.	2,191,596	131,101
	Mastercard Inc. Class A	759,286	85,397
	US Bancorp	1,292,844	66,581
	Goldman Sachs Group Inc.	282,489	64,893
	American International Group Inc.	801,221	50,020
	American Express Co.	617,019	48,812
	Morgan Stanley	1,119,632	47,965
	Chubb Ltd.	348,514	47,485
	PNC Financial Services Group Inc.	391,776	47,107
	Simon Property Group Inc.	247,814	42,631
	American Tower Corporation	337,429	41,011
	Charles Schwab Corp.	945,512	38,586
	Bank of New York Mellon Corp.	795,523	37,573
	Prudential Financial Inc.	342,102	36,495
	MetLife Inc.	689,180	36,402
	Capital One Financial Corp.	409,175	35,459
	BlackRock Inc.	83,290	31,943
	CME Group Inc.	255,412	30,343

Marsh & McLennan Cos. Inc.	401,282	29,651
BB&T Corp.	653,741	29,222
Intercontinental Exchange Inc.	471,526	28,230
Travelers Cos. Inc.	226,788	27,337
Crown Castle International Corp.	285,005	26,919
S&P Global Inc.	205,497	26,867
Public Storage	117,845	25,797
Aon plc	207,559	24,635
Equinix Inc.	61,103	24,464
Allstate Corp.	293,466	23,915
Aflac Inc.	322,228	23,336
Discover Financial Services	331,652	22,682
State Street Corp.	284,441	22,644
SunTrust Banks Inc.	399,782	22,108
Synchrony Financial	637,069	21,851
Prologis Inc.	413,048	21,429
Welltower Inc.	283,968	20,111
Weyerhaeuser Co.	587,611	19,967
AvalonBay Communities Inc.	108,358	19,895
* Berkshire Hathaway Inc. Class A	79	19,738
Ventas Inc.	279,382	18,171
Progressive Corp.	456,271	17,877
Equity Residential	283,513	17,640
M&T Bank Corp.	112,332	17,381
Ameriprise Financial Inc.	125,774	16,310
Boston Properties Inc.	120,814	15,997
Fifth Third Bancorp	614,600	15,611
KeyCorp	859,462	15,281
Northern Trust Corp.	169,528	14,678
Hartford Financial Services Group Inc.	302,575	14,545
Citizens Financial Group Inc.	419,154	14,482
Regions Financial Corp.	993,756	14,439
Moody's Corp.	128,137	14,356
Principal Financial Group Inc.	223,577	14,110
Willis Towers Watson plc	102,839	13,461
Vornado Realty Trust	133,902	13,432
Digital Realty Trust Inc.	124,979	13,296
Equifax Inc.	94,515	12,924
* SBA Communications Corp. Class A	106,176	12,780
T. Rowe Price Group Inc.	185,394	12,635
Realty Income Corp.	209,215	12,455
Lincoln National Corp.	183,166	11,988
Essex Property Trust Inc.	51,642	11,957
* IHS Markit Ltd.	283,286	11,884
Huntington Bancshares Inc.	873,627	11,698
Franklin Resources Inc.	273,800	11,538
* Liberty Broadband Corp.	133,223	11,510
HCP Inc.	364,503	11,402
First Republic Bank	120,169	11,273
* GGP Inc.	477,003	11,057
Host Hotels & Resorts Inc.	580,392	10,830
Loews Corp.	230,383	10,775
* Markel Corp.	10,531	10,277
Invesco Ltd.	323,513	9,909
Annaly Capital Management Inc.	863,078	9,589
Comerica Inc.	137,228	9,411
Mid-America Apartment Communities Inc.	89,537	9,109

Cincinnati Financial Corp.	122,171	8,829
Unum Group	184,772	8,664
* Arch Capital Group Ltd.	90,693	8,595
XL Group Ltd.	215,595	8,594
SL Green Realty Corp.	80,311	8,563
* CBRE Group Inc. Class A	239,486	8,332
TD Ameritrade Holding Corp.	206,890	8,040
FNF Group	204,410	7,960
UDR Inc.	215,773	7,824
Western Union Co.	383,810	7,811
Alexandria Real Estate Equities Inc.	69,488	7,680
* SVB Financial Group	41,209	7,669
Raymond James Financial Inc.	100,534	7,667
Arthur J Gallagher & Co.	134,836	7,624
Regency Centers Corp.	114,826	7,623
Everest Re Group Ltd.	32,332	7,560
* E*TRADE Financial Corp.	215,795	7,529
Federal Realty Investment Trust	55,879	7,460
CIT Group Inc.	170,746	7,330
Duke Realty Corp.	273,371	7,181
Extra Space Storage Inc.	95,798	7,126
Kimco Realty Corp.	320,941	7,090
* Alleghany Corp.	11,503	7,070
Macerich Co.	109,267	7,037
Iron Mountain Inc.	196,760	7,018
Affiliated Managers Group Inc.	42,695	6,999
MSCI Inc. Class A	70,148	6,818
Zions Bancorporation	160,272	6,731
VEREIT Inc.	790,489	6,711
PacWest Bancorp	124,068	6,608
Torchmark Corp.	84,376	6,500
Ally Financial Inc.	309,968	6,302
Nasdaq Inc.	90,590	6,291
Reinsurance Group of America Inc. Class A	48,709	6,185
* Signature Bank	40,717	6,042
Voya Financial Inc.	158,876	6,031
AGNC Investment Corp.	289,512	5,758
East West Bancorp Inc.	111,526	5,756
SEI Investments Co.	113,494	5,725
Camden Property Trust	68,813	5,537
WP Carey Inc.	88,718	5,520
New York Community Bancorp Inc.	389,779	5,445
Kilroy Realty Corp.	75,244	5,424
Apartment Investment & Management Co.	122,067	5,414
MarketAxess Holdings Inc.	28,838	5,407
Brixmor Property Group Inc.	248,527	5,333
CBOE Holdings Inc.	65,740	5,330
Colony NorthStar Inc. Class A	409,844	5,291
Omega Healthcare Investors Inc.	159,652	5,267
American Financial Group Inc.	53,925	5,146
American Campus Communities Inc.	107,719	5,126
National Retail Properties Inc.	117,126	5,109
WR Berkley Corp.	72,170	5,097
Gaming and Leisure Properties Inc.	152,505	5,097
Lamar Advertising Co. Class A	64,340	4,809
Bank of the Ozarks Inc.	91,851	4,777
Axis Capital Holdings Ltd.	70,668	4,737

People's United Financial Inc.	257,016	4,678
Equity LifeStyle Properties Inc.	60,572	4,668
Starwood Property Trust Inc.	205,017	4,629
Assurant Inc.	48,174	4,609
Lazard Ltd. Class A	100,050	4,601
Liberty Property Trust	112,681	4,344
RenaissanceRe Holdings Ltd.	29,971	4,335
Sun Communities Inc.	52,852	4,246
Hudson Pacific Properties Inc.	122,078	4,229
Forest City Realty Trust Inc. Class A	194,060	4,227
Douglas Emmett Inc.	109,351	4,199
* SLM Corp.	341,970	4,138
Jones Lang LaSalle Inc.	37,065	4,131
Old Republic International Corp.	196,415	4,023
Spirit Realty Capital Inc.	396,659	4,018
New Residential Investment Corp.	234,675	3,985
Commerce Bancshares Inc.	70,798	3,976
American Homes 4 Rent Class A	172,476	3,960
Hospitality Properties Trust	125,299	3,951
Cullen/Frost Bankers Inc.	44,094	3,923
Investors Bancorp Inc.	268,573	3,862
Senior Housing Properties Trust	190,401	3,856
Assured Guaranty Ltd.	103,580	3,844
CubeSmart	146,215	3,796
Highwoods Properties Inc.	76,988	3,782
Prosperity Bancshares Inc.	53,823	3,752
Navient Corp.	254,152	3,751
Synovus Financial Corp.	90,533	3,714
* Invitation Homes Inc.	166,982	3,645
PrivateBancorp Inc.	61,234	3,635
* Western Alliance Bancorp	73,721	3,619
EPR Properties	49,099	3,615
Eaton Vance Corp.	80,110	3,602
FNB Corp.	241,802	3,596
Realogy Holdings Corp.	120,639	3,594
Brown & Brown Inc.	84,188	3,512
First Horizon National Corp.	189,850	3,512
* Howard Hughes Corp.	29,952	3,512
Webster Financial Corp.	69,784	3,492
Healthcare Trust of America Inc. Class A	110,952	3,491
Allied World Assurance Co. Holdings AG	65,196	3,462
* Athene Holding Ltd. Class A	68,926	3,446
First American Financial Corp.	87,283	3,428
BankUnited Inc.	91,318	3,407
DCT Industrial Trust Inc.	70,422	3,389
Validus Holdings Ltd.	59,290	3,343
Popular Inc.	80,700	3,287
DDR Corp.	260,477	3,264
CyrusOne Inc.	63,142	3,250
Two Harbors Investment Corp.	338,017	3,242
STORE Capital Corp.	135,342	3,232
* Texas Capital Bancshares Inc.	38,338	3,199
Umpqua Holdings Corp.	180,033	3,194
Medical Properties Trust Inc.	247,341	3,188
Chimera Investment Corp.	157,755	3,183
IBERIABANK Corp.	40,211	3,181
Associated Banc-Corp	128,532	3,136

Life Storage Inc.	37,216	3,056
Apple Hospitality REIT Inc.	159,549	3,047
Healthcare Realty Trust Inc.	93,716	3,046
Radian Group Inc.	169,126	3,037
Weingarten Realty Investors	90,741	3,030
* Equity Commonwealth	96,446	3,011
Taubman Centers Inc.	45,519	3,005
Gramercy Property Trust	113,059	2,973
GEO Group Inc.	63,960	2,966
Primerica Inc.	36,049	2,963
Hanover Insurance Group Inc.	32,867	2,960
Hancock Holding Co.	64,508	2,938
DuPont Fabros Technology Inc.	58,939	2,923
CNO Financial Group Inc.	141,632	2,903
Uniti Group Inc.	111,250	2,876
* Liberty Ventures Class A	64,637	2,875
Outfront Media Inc.	107,718	2,860
CoreCivic Inc.	90,793	2,853
Bank of Hawaii Corp.	34,179	2,815
* Zillow Group Inc.	83,417	2,809
Legg Mason Inc.	76,761	2,772
MFA Financial Inc.	339,903	2,746
* MGIC Investment Corp.	271,106	2,746
Cousins Properties Inc.	329,769	2,727
Wintrust Financial Corp.	39,359	2,720
Retail Properties of America Inc.	187,086	2,698
Aspen Insurance Holdings Ltd.	51,600	2,686
Chemical Financial Corp.	51,250	2,621
Sunstone Hotel Investors Inc.	170,791	2,618
Rayonier Inc.	92,111	2,610
Valley National Bancorp	220,826	2,606
Park Hotels & Resorts Inc.	101,313	2,601
LaSalle Hotel Properties	88,973	2,576
Erie Indemnity Co. Class A	20,930	2,568
Blackstone Mortgage Trust Inc. Class A	82,710	2,561
Piedmont Office Realty Trust Inc. Class A	119,361	2,552
* Stifel Financial Corp.	50,647	2,542
Colony Starwood Homes	74,765	2,538
^ United Bankshares Inc.	60,012	2,535
LPL Financial Holdings Inc.	62,839	2,503
UMB Financial Corp.	33,108	2,493
Corporate Office Properties Trust	75,320	2,493
Washington Federal Inc.	75,035	2,484
Home BancShares Inc.	91,152	2,467
Tanger Factory Outlet Centers Inc.	75,286	2,467
White Mountains Insurance Group Ltd.	2,760	2,428
Pinnacle Financial Partners Inc.	36,484	2,424
MB Financial Inc.	56,609	2,424
Empire State Realty Trust Inc.	116,294	2,400
Physicians Realty Trust	119,200	2,368
CoreSite Realty Corp.	26,297	2,368
Education Realty Trust Inc.	57,945	2,367
ProAssurance Corp.	38,932	2,346
First Industrial Realty Trust Inc.	88,004	2,344
Sterling Bancorp	98,553	2,336
Paramount Group Inc.	143,905	2,333
Columbia Property Trust Inc.	104,288	2,320

Cathay General Bancorp	61,006	2,299
Fulton Financial Corp.	124,807	2,228
Selective Insurance Group Inc.	46,409	2,188
RLJ Lodging Trust	91,971	2,162
Brandywine Realty Trust	132,642	2,153
PS Business Parks Inc.	18,717	2,148
First Financial Bankshares Inc.	53,418	2,142
National Health Investors Inc.	29,152	2,117
Ryman Hospitality Properties Inc.	33,641	2,080
BancorpSouth Inc.	68,072	2,059
Astoria Financial Corp.	97,321	1,996
Hope Bancorp Inc.	103,892	1,992
Acadia Realty Trust	66,095	1,987
TCF Financial Corp.	116,567	1,984
South State Corp.	22,131	1,977
Urban Edge Properties	74,962	1,971
Retail Opportunity Investments Corp.	93,592	1,968
First Citizens BancShares Inc. Class A	5,867	1,968
* Essent Group Ltd.	54,300	1,964
Care Capital Properties Inc.	72,083	1,937
Federated Investors Inc. Class B	73,241	1,929
FirstCash Inc.	39,123	1,923
Financial Engines Inc.	44,150	1,923
Old National Bancorp	110,147	1,911
RLI Corp.	31,824	1,910
* Blackhawk Network Holdings Inc.	46,862	1,903
American National Insurance Co.	16,083	1,898
Evercore Partners Inc. Class A	24,282	1,892
Great Western Bancorp Inc.	44,551	1,889
BGC Partners Inc. Class A	165,198	1,877
Interactive Brokers Group Inc.	53,772	1,867
CVB Financial Corp.	83,352	1,841
Glacier Bancorp Inc.	54,266	1,841
Trustmark Corp.	56,601	1,799
DiamondRock Hospitality Co.	159,910	1,783
Kennedy-Wilson Holdings Inc.	79,207	1,758
Mack-Cali Realty Corp.	65,082	1,753
Community Bank System Inc.	31,727	1,744
Washington REIT	55,718	1,743
* HRG Group Inc.	89,983	1,738
Hilltop Holdings Inc.	62,227	1,709
BOK Financial Corp.	21,540	1,686
Pebblebrook Hotel Trust	57,538	1,681
Alexander & Baldwin Inc.	37,726	1,680
International Bancshares Corp.	47,268	1,673
* Genworth Financial Inc. Class A	406,111	1,673
EastGroup Properties Inc.	22,203	1,633
American Equity Investment Life Holding Co.	69,016	1,631
EverBank Financial Corp.	83,427	1,625
Kite Realty Group Trust	74,329	1,598
Banner Corp.	28,694	1,597
QTS Realty Trust Inc. Class A	32,690	1,594
Invesco Mortgage Capital Inc.	101,990	1,573
Columbia Banking System Inc.	40,075	1,563
* HealthEquity Inc.	36,716	1,559
Argo Group International Holdings Ltd.	22,950	1,556
Janus Capital Group Inc.	116,348	1,536

	Capitol Federal Financial Inc.	103,770	1,518
	Select Income REIT	58,837	1,517
	Lexington Realty Trust	150,631	1,503
*	LendingClub Corp.	270,600	1,486
*	Eagle Bancorp Inc.	24,785	1,480
	Independent Bank Corp.	22,731	1,477
*	FCB Financial Holdings Inc. Class A	29,603	1,467
	ServisFirst Bancshares Inc.	40,258	1,465
	First Midwest Bancorp Inc.	61,762	1,463
*,^ Credit Acceptance Corp.		7,316	1,459
	Towne Bank	44,909	1,455
	Sabra Health Care REIT Inc.	50,966	1,423
	STAG Industrial Inc.	56,629	1,417
	LTC Properties Inc.	29,299	1,403
*	Quality Care Properties Inc.	74,379	1,403
*	Santander Consumer USA Holdings Inc.	104,858	1,397
	Renasant Corp.	35,017	1,390
	NBT Bancorp Inc.	37,420	1,387
	CBL & Associates Properties Inc.	143,785	1,372
*	Enstar Group Ltd.	7,130	1,364
	Washington Prime Group Inc.	156,462	1,360
	Ameris Bancorp	29,122	1,343
	Park National Corp.	12,746	1,341
	Potlatch Corp.	29,310	1,339
	Monogram Residential Trust Inc.	131,842	1,314
	American Assets Trust Inc.	31,375	1,313
	Horace Mann Educators Corp.	31,970	1,312
	Northwest Bancshares Inc.	77,735	1,309
	BNC Bancorp	37,306	1,308
	Simmons First National Corp. Class A	23,397	1,290
	LegacyTexas Financial Group Inc.	32,165	1,283
	WesBanco Inc.	33,443	1,274
	Westamerica Bancorporation	22,807	1,273
	Mercury General Corp.	20,823	1,270
	New York REIT Inc.	130,264	1,262
*	Zillow Group Inc. Class A	37,054	1,253
*,^ OneMain Holdings Inc. Class A		50,346	1,251
	Redwood Trust Inc.	75,038	1,246
	First Hawaiian Inc.	41,591	1,244
	First Merchants Corp.	31,565	1,241
	CYS Investments Inc.	154,772	1,230
	Kemper Corp.	30,603	1,221
*	PRA Group Inc.	36,640	1,215
	First Financial Bancorp	44,016	1,208
	Government Properties Income Trust	57,418	1,202
	United Community Banks Inc.	43,399	1,202
	Union Bankshares Corp.	34,055	1,198
	AmTrust Financial Services Inc.	64,809	1,196
	Chesapeake Lodging Trust	49,633	1,189
	Provident Financial Services Inc.	45,666	1,180
*	Green Dot Corp. Class A	35,233	1,175
*,^ BofI Holding Inc.		44,724	1,169
	Global Net Lease Inc.	48,346	1,164
	Xenia Hotels & Resorts Inc.	67,452	1,151
	Apollo Commercial Real Estate Finance Inc.	61,066	1,149
	WSFS Financial Corp.	24,835	1,141
	PennyMac Mortgage Investment Trust	62,865	1,116

Waddell & Reed Financial Inc. Class A	64,635	1,099
* KCG Holdings Inc. Class A	60,881	1,085
CenterState Banks Inc.	41,616	1,078
First Commonwealth Financial Corp.	81,042	1,075
Franklin Street Properties Corp.	87,651	1,064
Summit Hotel Properties Inc.	66,182	1,058
TFS Financial Corp.	63,450	1,055
Beneficial Bancorp Inc.	64,718	1,035
Rexford Industrial Realty Inc.	45,281	1,020
Capstead Mortgage Corp.	96,564	1,018
NRG Yield Inc. Class A	58,200	1,012
Lakeland Financial Corp.	23,038	993
^ NRG Yield Inc.	55,524	983
Boston Private Financial Holdings Inc.	58,752	964
First Busey Corp.	32,666	960
* Walker & Dunlop Inc.	22,991	958
* MBIA Inc.	112,717	955
Capital Bank Financial Corp.	21,792	946
Terreno Realty Corp.	33,620	941
Ramco-Gershenson Properties Trust	67,103	941
Nelnet Inc. Class A	21,372	937
Navigators Group Inc.	17,052	926
State Bank Financial Corp.	35,025	915
National General Holdings Corp.	38,370	912
S&T Bancorp Inc.	26,318	911
Tompkins Financial Corp.	11,288	909
HFF Inc. Class A	32,757	906
Kearny Financial Corp.	58,847	886
Berkshire Hills Bancorp Inc.	24,421	880
Four Corners Property Trust Inc.	38,538	880
Banc of California Inc.	42,099	871
ARMOUR Residential REIT Inc.	38,217	868
New Senior Investment Group Inc.	84,956	867
Agree Realty Corp.	17,865	857
National Bank Holdings Corp. Class A	26,183	851
Heartland Financial USA Inc.	16,997	849
WisdomTree Investments Inc.	93,383	848
National Storage Affiliates Trust	35,363	845
Artisan Partners Asset Management Inc. Class A	30,500	842
MTGE Investment Corp.	50,138	840
Ladder Capital Corp. Class A	58,092	839
City Holding Co.	12,753	822
Altisource Residential Corp.	52,800	805
REX Holdings Inc. Class A	13,509	803
AMERISAFE Inc.	12,291	798
Meridian Bancorp Inc.	43,088	788
* Customers Bancorp Inc.	24,581	775
United Financial Bancorp Inc.	45,505	774
FelCor Lodging Trust Inc.	102,484	770
* iStar Inc.	65,017	767
Moelis & Co. Class A	19,797	762
* Seacoast Banking Corp. of Florida	31,507	756
Employers Holdings Inc.	19,886	755
* Black Knight Financial Services Inc. Class A	19,679	754
Sandy Spring Bancorp Inc.	18,337	752
* Pacific Premier Bancorp Inc.	19,424	749
* LendingTree Inc.	5,965	748

Brookline Bancorp Inc.	47,590	745
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,558	738
Alexander's Inc.	1,706	737
* Flagstar Bancorp Inc.	25,622	722
Hanmi Financial Corp.	23,458	721
CareTrust REIT Inc.	42,330	712
Stewart Information Services Corp.	16,108	712
Cohen & Steers Inc.	17,780	711
Infinity Property & Casualty Corp.	7,431	710
Southside Bancshares Inc.	21,024	706
* FNFV Group	52,566	696
Piper Jaffray Cos.	10,732	685
* St. Joe Co.	39,898	680
Anworth Mortgage Asset Corp.	121,510	674
* Encore Capital Group Inc.	21,177	652
BancFirst Corp.	7,237	651
Cardinal Financial Corp.	21,705	650
Parkway Inc.	32,496	646
* First BanCorp/Puerto Rico	114,108	645
Safety Insurance Group Inc.	9,194	644
Suffolk Bancorp	15,905	643
Universal Insurance Holdings Inc.	26,161	641
Tier REIT Inc.	36,875	640
Silver Bay Realty Trust Corp.	29,792	640
^ Seritage Growth Properties Class A	14,817	639
Lakeland Bancorp Inc.	32,432	636
Investors Real Estate Trust	106,895	634
Flushing Financial Corp.	23,366	628
Community Trust Bancorp Inc.	13,692	626
Maiden Holdings Ltd.	44,637	625
Pennsylvania REIT	41,266	625
TriCo Bancshares	17,554	624
MainSource Financial Group Inc.	18,845	621
Chatham Lodging Trust	31,385	620
Stonegate Bank	13,003	612
National Western Life Group Inc. Class A	2,004	610
Dime Community Bancshares Inc.	30,008	609
First Interstate BancSystem Inc. Class A	15,125	600
* Ambac Financial Group Inc.	31,476	594
Hersha Hospitality Trust Class A	31,582	593
Monmouth Real Estate Investment Corp.	41,116	587
OceanFirst Financial Corp.	20,735	584
Enterprise Financial Services Corp.	13,618	577
Saul Centers Inc.	9,308	574
Preferred Bank	10,676	573
* NMI Holdings Inc. Class A	49,900	569
Easterly Government Properties Inc.	28,569	565
First Potomac Realty Trust	54,314	558
* Third Point Reinsurance Ltd.	46,083	558
Meta Financial Group Inc.	6,276	555
New York Mortgage Trust Inc.	89,300	551
ConnectOne Bancorp Inc.	22,576	547
Heritage Financial Corp.	22,116	547
* INTL. FCStone Inc.	14,401	547
Stock Yards Bancorp Inc.	13,445	547
Oritani Financial Corp.	31,918	543
Independent Bank Group Inc.	8,369	538

	First of Long Island Corp.	19,753	534
	Northfield Bancorp Inc.	29,510	532
	Investment Technology Group Inc.	26,214	531
	Preferred Apartment Communities Inc. Class A	39,965	528
	Independence Realty Trust Inc.	55,927	524
*	HomeStreet Inc.	18,571	519
	InfraREIT Inc.	28,600	515
	Ashford Hospitality Trust Inc.	80,755	514
*	CU Bancorp	12,940	513
	Horizon Bancorp	19,456	510
*	Greenlight Capital Re Ltd. Class A	23,027	509
	Universal Health Realty Income Trust	7,857	507
	Virtus Investment Partners Inc.	4,779	506
	Greenhill & Co. Inc.	17,155	503
	Pacific Continental Corp.	20,312	498
	Bryn Mawr Bank Corp.	12,506	494
	AG Mortgage Investment Trust Inc.	27,199	491
	Washington Trust Bancorp Inc.	9,560	471
	Virtu Financial Inc. Class A	27,700	471
	TrustCo Bank Corp. NY	59,857	470
	German American Bancorp Inc.	9,732	461
	Camden National Corp.	10,417	459
	James River Group Holdings Ltd.	10,700	459
	United Fire Group Inc.	10,618	454
	Cedar Realty Trust Inc.	89,229	448
	Univest Corp. of Pennsylvania	17,240	446
	Fidelity Southern Corp.	19,619	439
	OFG Bancorp	37,200	439
	Park Sterling Corp.	35,438	436
	Great Southern Bancorp Inc.	8,604	434
	Ares Commercial Real Estate Corp.	31,395	420
	Western Asset Mortgage Capital Corp.	42,800	418
	Diamond Hill Investment Group Inc.	2,134	415
	Mercantile Bank Corp.	12,019	413
	OneBeacon Insurance Group Ltd. Class A	25,839	413
*	MoneyGram International Inc.	24,360	409
	FBL Financial Group Inc. Class A	6,229	408
*	Ocwen Financial Corp.	74,400	407
	First Bancorp	13,801	404
	Houlihan Lokey Inc. Class A	11,714	404
*	Franklin Financial Network Inc.	10,402	403
	Bridge Bancorp Inc.	11,286	395
	Dynex Capital Inc.	55,517	394
	Bank Mutual Corp.	41,362	389
	Urstadt Biddle Properties Inc. Class A	18,764	386
*	Forestar Group Inc.	28,000	382
2	Federal Agricultural Mortgage Corp.	6,611	381
	Southwest Bancorp Inc.	14,529	380
*,^ Altisource Portfolio Solutions SA		10,289	379
*	Nationstar Mortgage Holdings Inc.	24,010	378
*	EZCORP Inc. Class A	44,938	366
	NexPoint Residential Trust Inc.	15,066	364
	Blue Hills Bancorp Inc.	20,100	359
	CoBiz Financial Inc.	21,315	358
	HCI Group Inc.	7,700	351
*	Cowen Group Inc. Class A	23,140	346
	Guaranty Bancorp	14,189	345

Peoples Bancorp Inc.	10,757	341
* Enova International Inc.	22,835	339
Resource Capital Corp.	34,325	335
First Defiance Financial Corp.	6,712	332
Arbor Realty Trust Inc.	39,133	328
State Auto Financial Corp.	11,941	328
Old Second Bancorp Inc.	28,950	326
* TriState Capital Holdings Inc.	13,857	324
Republic Bancorp Inc.	9,337	321
* Allegiance Bancshares Inc.	8,582	319
First Financial Corp.	6,706	319
* Marcus & Millichap Inc.	12,950	318
Heritage Insurance Holdings Inc.	24,494	313
^ Arlington Asset Investment Corp. Class A	21,986	311
CatchMark Timber Trust Inc. Class A	26,945	310
RAIT Financial Trust	95,092	304
Live Oak Bancshares Inc.	13,500	292
Farmland Partners Inc.	25,906	289
* PennyMac Financial Services Inc. Class A	16,850	287
* First Foundation Inc.	18,200	282
First Community Bancshares Inc.	11,246	281
^ Fidelity & Guaranty Life	10,100	281
GAIN Capital Holdings Inc.	33,658	280
CorEnergy Infrastructure Trust Inc.	8,205	277
* HomeTrust Bancshares Inc.	11,780	277
* WMIH Corp.	190,248	276
* PICO Holdings Inc.	19,680	276
Financial Institutions Inc.	8,307	274
State National Cos. Inc.	18,800	271
Opus Bank	13,400	270
People's Utah Bancorp	10,200	270
* Green Bancorp Inc.	14,900	265
Enterprise Bancorp Inc.	7,609	264
PJT Partners Inc.	7,497	263
United Community Financial Corp.	31,306	261
Whitestone REIT	18,700	259
Bluerock Residential Growth REIT Inc. Class A	21,010	259
Central Pacific Financial Corp.	8,411	257
* Ladenburg Thalmann Financial Services Inc.	102,733	255
Armada Hoffler Properties Inc.	18,254	254
1st Source Corp.	5,396	253
Gladstone Commercial Corp.	12,198	252
* Republic First Bancorp Inc.	30,059	249
Peapack Gladstone Financial Corp.	8,371	248
Carolina Financial Corp.	8,200	246
NewStar Financial Inc.	23,231	246
* Triumph Bancorp Inc.	9,395	242
MedEquities Realty Trust Inc.	21,431	240
Ashford Hospitality Prime Inc.	22,600	240
* Citizens Inc. Class A	31,923	237
Kinsale Capital Group Inc.	7,373	236
Community Healthcare Trust Inc.	9,800	234
* Stonegate Mortgage Corp.	28,500	227
One Liberty Properties Inc.	9,698	227
* Safeguard Scientifics Inc.	17,815	226
* Tejon Ranch Co.	10,322	226
Bank of Marin Bancorp	3,495	225

Bar Harbor Bankshares	6,797	225
* Veritex Holdings Inc.	7,725	217
West Bancorporation Inc.	9,152	210
* Atlantic Capital Bancshares Inc.	11,036	209
UMH Properties Inc.	13,700	208
CNB Financial Corp.	8,629	206
United Insurance Holdings Corp.	12,856	205
^ Orchid Island Capital Inc.	20,500	205
RMR Group Inc. Class A	4,122	204
* Regional Management Corp.	10,486	204
* AV Homes Inc.	12,328	203
First Bancorp Inc.	7,436	203
* National Commerce Corp.	5,400	198
Heritage Oaks Bancorp	14,658	196
Civista Bancshares Inc.	8,700	193
* Global Indemnity Ltd.	4,932	190
* Atlantic Coast Financial Corp.	24,886	190
Citizens & Northern Corp.	8,016	187
Ames National Corp.	6,054	185
MidWestOne Financial Group Inc.	5,318	182
Independent Bank Corp.	8,754	181
SI Financial Group Inc.	12,894	181
Westwood Holdings Group Inc.	3,373	180
Midland States Bancorp Inc.	5,200	179
* World Acceptance Corp.	3,430	178
* HarborOne Bancorp Inc.	9,300	177
American National Bankshares Inc.	4,639	173
FBR & Co.	9,567	173
City Office REIT Inc.	14,150	172
First Bancshares Inc.	6,000	171
ESSA Bancorp Inc.	11,543	168
Bank of Commerce Holdings	15,700	168
MBT Financial Corp.	14,741	167
Peoples Financial Services Corp.	3,941	165
Old Line Bancshares Inc.	5,764	164
QCR Holdings Inc.	3,851	163
Sierra Bancorp	5,807	159
Merchants Bancshares Inc.	3,263	159
* On Deck Capital Inc.	31,512	159
Waterstone Financial Inc.	8,694	159
* Southern First Bancshares Inc.	4,828	158
Sun Bancorp Inc.	6,440	157
Great Ajax Corp.	12,039	157
* Nicolet Bankshares Inc.	3,301	156
Consolidated-Tomoka Land Co.	2,900	155
Orrstown Financial Services Inc.	6,920	155
Farmers Capital Bank Corp.	3,808	154
Arrow Financial Corp.	4,513	153
First Mid-Illinois Bancshares Inc.	4,366	148
Western New England Bancorp Inc.	13,768	145
* FRP Holdings Inc.	3,570	143
* BSB Bancorp Inc.	4,902	138
National Bankshares Inc.	3,644	137
Sotherly Hotels Inc.	21,370	137
First Financial Northwest Inc.	7,735	137
* Bancorp Inc.	26,730	136
* Hallmark Financial Services Inc.	12,230	135

	Federated National Holding Co.	7,746	135
*	Xenith Bankshares Inc.	5,320	135
	Premier Financial Bancorp Inc.	6,402	135
	Northrim BanCorp Inc.	4,388	132
^	Global Medical REIT Inc.	14,476	131
	Jernigan Capital Inc.	5,700	131
*	Atlas Financial Holdings Inc.	9,560	130
*	Cascade Bancorp	16,888	130
	Associated Capital Group Inc. Class A	3,601	130
	Hingham Institution for Savings	734	130
	Central Valley Community Bancorp	6,320	130
	Five Oaks Investment Corp.	25,250	130
	Century Bancorp Inc. Class A	2,107	128
*	Pacific Mercantile Bancorp	16,500	125
*	Equity Bancshares Inc. Class A	3,900	124
*	Impac Mortgage Holdings Inc.	9,700	121
*	Bay Bancorp Inc.	15,100	119
*	eHealth Inc.	9,700	117
	Baldwin & Lyons Inc.	4,773	117
	First Internet Bancorp	3,935	116
	First Connecticut Bancorp Inc.	4,669	116
	Getty Realty Corp.	4,488	113
*	Coastway Bancorp Inc.	6,522	113
	Cherry Hill Mortgage Investment Corp.	6,580	112
	Clifton Bancorp Inc.	6,917	112
	Capital City Bank Group Inc.	5,193	111
	Heritage Commerce Corp.	7,671	108
	Commerce Union Bancshares Inc.	4,900	107
	First Business Financial Services Inc.	4,080	106
	Oppenheimer Holdings Inc. Class A	6,100	104
	Penns Woods Bancorp Inc.	2,387	104
	MutualFirst Financial Inc.	3,226	102
^	Access National Corp.	3,374	101
	AmeriServ Financial Inc.	25,974	97
*	First United Corp.	6,656	96
	Reis Inc.	5,175	93
	Provident Financial Holdings Inc.	4,937	92
	Wheeler REIT Inc.	53,200	92
*	Trinity Place Holdings Inc.	12,214	89
	Tiptree Inc.	12,203	89
	Manning & Napier Inc.	15,067	86
	United Bancshares Inc.	3,700	77
	Marlin Business Services Corp.	2,977	77
	First Savings Financial Group Inc.	1,513	76
*,^ First NBC Bank Holding Co.		18,500	74
	C&F Financial Corp.	1,595	74
	Owens Realty Mortgage Inc.	4,038	72
	United Bancorp Inc.	5,633	68
2	Federal Agricultural Mortgage Corp. Class A	1,200	67
	EMC Insurance Group Inc.	2,382	67
	CPI Card Group Inc.	15,460	65
	Stratus Properties Inc.	2,300	63
	Atlantic American Corp.	15,600	62
*	RMG Networks Holding Corp.	78,953	62
*	FB Financial Corp.	1,700	60
	HopFed Bancorp Inc.	4,115	59
*	Consumer Portfolio Services Inc.	12,245	58

Sutherland Asset Management Corp.	3,961	57
Shore Bancshares Inc.	3,400	57
* Health Insurance Innovations Inc. Class A	3,400	54
* CardConnect Corp.	4,000	53
Northeast Bancorp	3,351	51
MidSouth Bancorp Inc.	3,241	50
American River Bankshares	3,207	48
* Altisource Asset Management Corp.	600	45
Farmers National Banc Corp.	3,011	43
Ellington Residential Mortgage REIT	2,900	42
Unity Bancorp Inc.	2,500	42
Parke Bancorp Inc.	1,973	42
* Walter Investment Management Corp.	35,023	38
Hennessy Advisors Inc.	2,250	38
* Ashford Inc.	669	38
Eastern Virginia Bankshares Inc.	3,288	34
Southern National Bancorp of Virginia Inc.	1,800	30
Charter Financial Corp.	1,521	30
BankFinancial Corp.	1,967	29
Two River Bancorp	1,500	26
United Community Bancorp	1,400	25
* SmartFinancial Inc.	1,104	23
LCNB Corp.	900	21
Gladstone Land Corp.	1,800	20
Evans Bancorp Inc.	500	19
Silvercrest Asset Management Group Inc. Class A	1,432	19
* Performant Financial Corp.	6,364	19
* Maui Land & Pineapple Co. Inc.	1,499	18
Middleburg Financial Corp.	423	17
California First National Bancorp	1,033	17
* First Community Financial Partners Inc.	1,285	16
* Innovative Industrial Properties Inc.	900	15
Bear State Financial Inc.	1,600	15
* 1347 Property Insurance Holdings Inc.	1,800	14
Citizens First Corp.	700	13
Investar Holding Corp.	600	13
* First Acceptance Corp.	8,936	12
* Intersections Inc.	2,900	12
* UCP Inc.	1,083	11
Summit Financial Group Inc.	500	11
* Malvern Bancorp Inc.	500	11
Bankwell Financial Group Inc.	300	10
* Capstar Financial Holdings Inc.	500	10
ACNB Corp.	300	9
WashingtonFirst Bankshares Inc.	300	8
Donegal Group Inc. Class A	422	7
Fifth Street Asset Management Inc.	1,500	7
* Security National Financial Corp. Class A	1,012	7
WVS Financial Corp.	400	6
Macatawa Bank Corp.	600	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Paragon Commercial Corp.	100	5
* Global Brokerage Inc.	1,500	4
* Asta Funding Inc.	419	3
DNB Financial Corp.	100	3
Medley Management Inc. Class A	400	3
* ZAIS Group Holdings Inc.	1,100	3

County Bancorp Inc.	100	3
Codorus Valley Bancorp Inc.	100	3
1st Constitution Bancorp	134	2
Sussex Bancorp	100	2
First Guaranty Bancshares Inc.	100	2
* Entegra Financial Corp.	100	2
* Carolina Bank Holdings Inc.	84	2
* Sunshine Bancorp Inc.	104	2
* Centrue Financial Corp.	77	2
Investors Title Co.	12	2
* ITUS Corp.	600	2
* American Realty Investors Inc.	200	2
* First Northwest Bancorp	100	2
* Jason Industries Inc.	900	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
* Connecture Inc.	800	1
* Conifer Holdings Inc.	100	1
Landmark Bancorp Inc.	9	—
First US Bancshares Inc.	1	—
* Clinical Data Contingent Value Rights	9,500	—
* Allen Organ Co. Escrow Shares	1,400	—
		3,957,017
Health Care (7.5%)
Johnson & Johnson	2,153,173	268,178
Pfizer Inc.	4,794,461	164,019
Merck & Co. Inc.	2,177,407	138,352
UnitedHealth Group Inc.	760,538	124,736
Amgen Inc.	586,289	96,192
Medtronic plc	1,091,776	87,953
AbbVie Inc.	1,280,598	83,444
* Celgene Corp.	616,451	76,705
Bristol-Myers Squibb Co.	1,319,233	71,740
Allergan plc	295,578	70,619
Gilead Sciences Inc.	1,037,770	70,485
Eli Lilly & Co.	786,346	66,140
Abbott Laboratories	1,365,929	60,661
Thermo Fisher Scientific Inc.	310,742	47,730
* Biogen Inc.	170,714	46,677
Aetna Inc.	274,647	35,031
Anthem Inc.	207,080	34,247
* Express Scripts Holding Co.	490,602	32,336
Stryker Corp.	238,038	31,338
Becton Dickinson and Co.	167,619	30,748
Cigna Corp.	200,833	29,420
* Boston Scientific Corp.	1,080,750	26,878
Humana Inc.	117,628	24,248
* Regeneron Pharmaceuticals Inc.	61,857	23,970
* Intuitive Surgical Inc.	30,882	23,670
* HCA Holdings Inc.	247,794	22,051
* Vertex Pharmaceuticals Inc.	195,321	21,358
Zoetis Inc.	392,992	20,974
* Alexion Pharmaceuticals Inc.	168,341	20,410
Baxter International Inc.	383,251	19,875
* Illumina Inc.	114,941	19,614
Zimmer Biomet Holdings Inc.	157,938	19,286
* Incyte Corp.	126,023	16,845
* Edwards Lifesciences Corp.	166,956	15,706

	CR Bard Inc.	58,070	14,433
*	Mylan NV	336,042	13,102
*	BioMarin Pharmaceutical Inc.	135,529	11,897
*	Laboratory Corp. of America Holdings	80,811	11,594
	Dentsply Sirona Inc.	183,231	11,441
*	Henry Schein Inc.	63,785	10,842
*	IDEXX Laboratories Inc.	69,870	10,803
	Quest Diagnostics Inc.	107,387	10,544
*	Quintiles IMS Holdings Inc.	118,154	9,515
*	Waters Corp.	60,466	9,451
*	Hologic Inc.	218,437	9,294
*	Centene Corp.	127,839	9,110
	Universal Health Services Inc. Class B	71,259	8,868
*	DaVita Inc.	129,706	8,816
	ResMed Inc.	109,529	7,883
	Cooper Cos. Inc.	37,859	7,568
*	Alkermes plc	121,129	7,086
*	Jazz Pharmaceuticals plc	47,161	6,844
	Perrigo Co. plc	101,103	6,712
	Teleflex Inc.	34,527	6,689
*	Align Technology Inc.	57,182	6,559
*	Varian Medical Systems Inc.	71,899	6,552
*	Envision Healthcare Corp.	93,163	5,713
*	DexCom Inc.	66,353	5,622
*	MEDNAX Inc.	73,484	5,098
	West Pharmaceutical Services Inc.	60,902	4,970
*	Exelixis Inc.	228,580	4,953
*	Seattle Genetics Inc.	76,574	4,813
*	WellCare Health Plans Inc.	34,046	4,774
*	TESARO Inc.	30,298	4,662
	STERIS plc	66,929	4,649
*	Bioverativ Inc.	85,357	4,649
*	United Therapeutics Corp.	33,986	4,601
*	ABIOMED Inc.	32,161	4,027
*,^ Ionis Pharmaceuticals Inc.		95,589	3,843
	Hill-Rom Holdings Inc.	49,236	3,476
*	Masimo Corp.	36,587	3,412
*	Charles River Laboratories International Inc.	36,915	3,321
*	Mallinckrodt plc	74,038	3,300
	Bio-Techne Corp.	31,682	3,220
*	Bio-Rad Laboratories Inc. Class A	15,943	3,178
*	Catalent Inc.	108,857	3,083
*	Neurocrine Biosciences Inc.	69,652	3,016
	Patterson Cos. Inc.	66,095	2,989
*	Alnylam Pharmaceuticals Inc.	58,165	2,981
*	Nektar Therapeutics Class A	126,903	2,978
*	NuVasive Inc.	39,076	2,918
*	Bluebird Bio Inc.	31,810	2,892
*	Medicines Co.	57,921	2,832
	HealthSouth Corp.	64,729	2,771
*	Prestige Brands Holdings Inc.	49,586	2,755
*	Alere Inc.	69,304	2,753
*	Kite Pharma Inc.	34,650	2,720
*	Wright Medical Group NV	84,517	2,630
*	PAREXEL International Corp.	41,664	2,629
*	ACADIA Pharmaceuticals Inc.	76,078	2,616
	Cantel Medical Corp.	30,605	2,451

	Healthcare Services Group Inc.	53,625	2,311
*	LifePoint Health Inc.	34,553	2,263
*	Acadia Healthcare Co. Inc.	51,300	2,237
*	Neogen Corp.	32,682	2,142
*,^ OPKO Health Inc.		260,243	2,082
*	PRA Health Sciences Inc.	31,634	2,063
*	Clovis Oncology Inc.	32,300	2,057
*	Brookdale Senior Living Inc.	152,269	2,045
*	Exact Sciences Corp.	83,666	1,976
*	Ultragenyx Pharmaceutical Inc.	28,792	1,952
*	Portola Pharmaceuticals Inc.	49,600	1,944
*	Integra LifeSciences Holdings Corp.	46,124	1,943
*	Insulet Corp.	44,848	1,933
	Bruker Corp.	81,884	1,910
*	Sage Therapeutics Inc.	26,342	1,872
*	Nevro Corp.	19,945	1,869
*	Horizon Pharma plc	126,368	1,868
*	VWR Corp.	65,917	1,859
*	Endo International plc	163,268	1,822
*	Ironwood Pharmaceuticals Inc. Class A	106,516	1,817
*	INC Research Holdings Inc. Class A	39,465	1,809
*	Akorn Inc.	74,539	1,795
*	ICU Medical Inc.	11,206	1,711
*	Penumbra Inc.	20,500	1,711
*	Ligand Pharmaceuticals Inc.	15,301	1,619
*	Globus Medical Inc.	53,739	1,592
*	Molina Healthcare Inc.	34,534	1,575
	Owens & Minor Inc.	45,065	1,559
*	Haemonetics Corp.	38,202	1,550
*	Zeltiq Aesthetics Inc.	27,800	1,546
*	Agios Pharmaceuticals Inc.	26,079	1,523
*	NxStage Medical Inc.	54,072	1,451
*,^ Intercept Pharmaceuticals Inc.		12,800	1,448
*	Pacira Pharmaceuticals Inc.	31,353	1,430
*	Halyard Health Inc.	37,063	1,412
*	Juno Therapeutics Inc.	63,400	1,407
*	HMS Holdings Corp.	68,186	1,386
*	Magellan Health Inc.	18,946	1,308
*	Supernus Pharmaceuticals Inc.	40,674	1,273
*	Sarepta Therapeutics Inc.	42,579	1,260
*	Inogen Inc.	16,109	1,249
*	Array BioPharma Inc.	139,160	1,244
*	Select Medical Holdings Corp.	91,155	1,217
*	Spark Therapeutics Inc.	22,716	1,212
*	Radius Health Inc.	31,300	1,210
*	Theravance Biopharma Inc.	32,821	1,208
*	Amedisys Inc.	23,114	1,181
*	Halozyme Therapeutics Inc.	90,218	1,169
*	Aerie Pharmaceuticals Inc.	25,700	1,165
*	Air Methods Corp.	26,835	1,154
*	Omnicell Inc.	26,611	1,082
*	Innoviva Inc.	77,213	1,068
*	Myriad Genetics Inc.	55,482	1,065
*	FibroGen Inc.	41,602	1,025
*	Tenet Healthcare Corp.	57,461	1,018
*,^ TherapeuticsMD Inc.		141,259	1,017
*	Dermira Inc.	28,954	988

*	Natus Medical Inc.	24,831	975
*	Repligen Corp.	27,666	974
*	Varex Imaging Corp.	28,759	966
*	Spectranetics Corp.	33,126	965
*	Insmed Inc.	54,938	962
*	Merit Medical Systems Inc.	31,728	917
*	Puma Biotechnology Inc.	24,343	906
	CONMED Corp.	19,509	866
*	Glaukos Corp.	16,751	859
*,^ ZIOPHARM Oncology Inc.		133,358	845
*	Acorda Therapeutics Inc.	40,091	842
*	Five Prime Therapeutics Inc.	23,200	839
*	Blueprint Medicines Corp.	20,900	836
*	Community Health Systems Inc.	93,387	828
*	Alder Biopharmaceuticals Inc.	39,362	819
*	Global Blood Therapeutics Inc.	22,116	815
*	Avexis Inc.	10,700	814
	Abaxis Inc.	16,612	806
*	Amicus Therapeutics Inc.	111,869	798
*	Emergent BioSolutions Inc.	27,303	793
*,^ Intrexon Corp.		39,798	789
*	Corcept Therapeutics Inc.	70,798	776
	Ensign Group Inc.	38,640	726
	Analogic Corp.	9,555	725
*,^ MiMedx Group Inc.		75,811	722
*	Tivity Health Inc.	24,729	720
*	Xencor Inc.	29,602	708
*	Acceleron Pharma Inc.	26,470	701
*	Momenta Pharmaceuticals Inc.	52,300	698
*	Anika Therapeutics Inc.	15,821	687
*	Depomed Inc.	54,274	681
*	Genomic Health Inc.	20,600	649
*	Esperion Therapeutics Inc.	18,300	646
*	Cardiovascular Systems Inc.	22,833	646
*	Eagle Pharmaceuticals Inc.	7,770	644
*	Retrophin Inc.	34,742	641
*	Teladoc Inc.	25,586	640
*,^ Lannett Co. Inc.		28,073	627
*	LHC Group Inc.	11,633	627
*	Coherus Biosciences Inc.	29,535	625
*	Synergy Pharmaceuticals Inc.	132,700	618
*	AMAG Pharmaceuticals Inc.	26,859	606
*	Heska Corp.	5,700	598
*	Loxo Oncology Inc.	14,137	595
*,^ Immunomedics Inc.		89,087	576
*	Achaogen Inc.	22,746	574
*	Tetraphase Pharmaceuticals Inc.	61,500	565
	US Physical Therapy Inc.	8,607	562
	Luminex Corp.	30,512	561
*	Epizyme Inc.	32,600	559
*	NewLink Genetics Corp.	22,912	552
*	Orthofix International NV	14,470	552
*	PharMerica Corp.	23,476	549
*	Progenics Pharmaceuticals Inc.	57,826	546
*	Flexion Therapeutics Inc.	20,000	538
*	Impax Laboratories Inc.	42,334	536
*,^ Keryx Biopharmaceuticals Inc.		86,239	531

*,^ Omeros Corp.		34,863	527
*	Intra-Cellular Therapies Inc. Class A	31,825	517
*	AtriCure Inc.	26,967	516
*	Heron Therapeutics Inc.	34,400	516
*	BioTelemetry Inc.	17,700	512
*	Accelerate Diagnostics Inc.	21,120	511
*	OraSure Technologies Inc.	39,271	508
*	GenMark Diagnostics Inc.	38,989	500
*	Vanda Pharmaceuticals Inc.	35,154	492
*	Achillion Pharmaceuticals Inc.	115,003	484
	Atrion Corp.	1,034	484
*	K2M Group Holdings Inc.	23,473	481
*	Paratek Pharmaceuticals Inc.	24,900	479
*	Amphastar Pharmaceuticals Inc.	33,036	479
*	Aclaris Therapeutics Inc.	16,052	479
*	HealthStream Inc.	19,723	478
*	Endologix Inc.	65,693	476
*	Sangamo Therapeutics Inc.	91,387	475
*	SciClone Pharmaceuticals Inc.	48,479	475
*	Quidel Corp.	20,812	471
*	Lexicon Pharmaceuticals Inc.	32,614	468
*	MacroGenics Inc.	25,037	466
*	BioCryst Pharmaceuticals Inc.	55,423	466
*	Teligent Inc.	59,503	465
*	Inovio Pharmaceuticals Inc.	67,199	445
*	Revance Therapeutics Inc.	21,300	443
*	Cerus Corp.	97,920	436
*	Aimmune Therapeutics Inc.	19,646	427
*	ANI Pharmaceuticals Inc.	8,269	409
	Meridian Bioscience Inc.	29,645	409
*	NeoGenomics Inc.	51,749	408
*	CryoLife Inc.	23,566	392
*	AngioDynamics Inc.	22,580	392
*,^ TG Therapeutics Inc.		32,816	382
*	Intersect ENT Inc.	21,900	376
*	Enanta Pharmaceuticals Inc.	12,174	375
*	REGENXBIO Inc.	19,373	374
*	Versartis Inc.	17,333	370
*	Spectrum Pharmaceuticals Inc.	56,800	369
*	Triple-S Management Corp. Class B	20,928	368
*	Atara Biotherapeutics Inc.	17,586	361
*	Editas Medicine Inc.	15,800	353
*	Almost Family Inc.	7,164	348
*	iRhythm Technologies Inc.	9,200	346
	Invacare Corp.	29,000	345
*	La Jolla Pharmaceutical Co.	11,526	344
*	Pacific Biosciences of California Inc.	66,498	344
*	Lion Biotechnologies Inc.	45,910	342
	National HealthCare Corp.	4,771	340
*,^ Foundation Medicine Inc.		10,273	331
*	Accuray Inc.	69,449	330
*	Capital Senior Living Corp.	23,380	329
*	CorVel Corp.	7,554	329
*	Universal American Corp.	32,828	327
*	Celldex Therapeutics Inc.	90,510	327
*	Civitas Solutions Inc.	17,367	319
*	Cytokinetics Inc.	24,800	319

*,^ Cara Therapeutics Inc.		17,300	318
*	Zogenix Inc.	29,075	315
*	Surgery Partners Inc.	16,097	314
*	Antares Pharma Inc.	109,944	312
*	Albany Molecular Research Inc.	22,217	312
*	Medpace Holdings Inc.	10,352	309
*	Bellicum Pharmaceuticals Inc.	24,214	299
*	Sucampo Pharmaceuticals Inc. Class A	27,107	298
*	Novavax Inc.	231,600	296
*	Ardelyx Inc.	23,360	296
*	Arena Pharmaceuticals Inc.	201,701	294
*	Geron Corp.	129,700	294
	PDL BioPharma Inc.	128,200	291
*	Agenus Inc.	73,900	279
*	Merrimack Pharmaceuticals Inc.	90,400	278
*	CytomX Therapeutics Inc.	16,122	278
*	Karyopharm Therapeutics Inc.	21,500	276
	LeMaitre Vascular Inc.	11,200	276
*	Adamas Pharmaceuticals Inc.	15,513	271
*	Chimerix Inc.	42,146	269
*	Calithera Biosciences Inc.	23,012	266
*	PTC Therapeutics Inc.	27,000	266
*	Assembly Biosciences Inc.	10,200	260
*	Otonomy Inc.	20,810	255
*	Surmodics Inc.	10,580	254
*	Curis Inc.	91,411	254
*	Invitae Corp.	22,713	251
*,^ Aduro Biotech Inc.		23,178	249
*	Enzo Biochem Inc.	29,379	246
*	Rigel Pharmaceuticals Inc.	73,761	244
*,^ XBiotech Inc.		14,768	244
*,^ Zynerba Pharmaceuticals Inc.		12,100	243
*	MyoKardia Inc.	18,100	238
*,^ Insys Therapeutics Inc.		22,042	232
*,^ Organovo Holdings Inc.		72,222	230
*,^ Advaxis Inc.		27,700	226
*,^ Corbus Pharmaceuticals Holdings Inc.		27,092	224
*	Akebia Therapeutics Inc.	22,609	208
*	Ignyta Inc.	24,115	207
*	STAAR Surgical Co.	21,070	206
*	Addus HomeCare Corp.	6,320	202
*	Dynavax Technologies Corp.	33,614	200
*	Concert Pharmaceuticals Inc.	11,700	200
*	NanoString Technologies Inc.	9,979	198
*	Aratana Therapeutics Inc.	37,400	198
*	Cutera Inc.	9,465	196
*	ChemoCentryx Inc.	26,403	192
*	Seres Therapeutics Inc.	16,445	185
*	Stemline Therapeutics Inc.	21,498	184
*	AxoGen Inc.	17,500	183
*	RadNet Inc.	30,936	183
*,^ Collegium Pharmaceutical Inc.		18,140	182
*	Lantheus Holdings Inc.	14,300	179
*	Fluidigm Corp.	31,051	177
*	Veracyte Inc.	18,784	172
*	Minerva Neurosciences Inc.	20,900	169
*,^ Voyager Therapeutics Inc.		12,400	164

*	Ra Pharmaceuticals Inc.	7,648	163
*	BioTime Inc.	46,244	160
*,^ Pulse Biosciences Inc.		7,725	158
*,^ ImmunoGen Inc.		39,999	155
*	Exactech Inc.	6,075	153
*,^ Anavex Life Sciences Corp.		25,900	149
*	American Renal Associates Holdings Inc.	8,760	148
*	Quorum Health Corp.	26,400	144
*,^ Ocular Therapeutix Inc.		15,120	140
*,^ Adamis Pharmaceuticals Corp.		32,500	138
*	ConforMIS Inc.	25,800	135
*	Corvus Pharmaceuticals Inc.	6,200	129
*	Fortress Biotech Inc.	34,496	128
*	RTI Surgical Inc.	31,405	126
*	Edge Therapeutics Inc.	13,585	124
*	Idera Pharmaceuticals Inc.	49,900	123
*	Genocea Biosciences Inc.	20,054	122
	Kindred Healthcare Inc.	14,400	120
*	Durect Corp.	111,845	117
*	Mirati Therapeutics Inc.	22,500	117
*,^ BioDelivery Sciences International Inc.		60,658	115
*,^ Abeona Therapeutics Inc.		22,600	113
*	Intellia Therapeutics Inc.	7,800	110
*	BioSpecifics Technologies Corp.	1,992	109
*	Catalyst Pharmaceuticals Inc.	54,227	106
*,^ Corindus Vascular Robotics Inc.		80,300	105
*	Endocyte Inc.	40,026	103
*	Clearside Biomedical Inc.	12,800	102
*	Recro Pharma Inc.	11,400	100
*	Sientra Inc.	11,700	99
*	ArQule Inc.	89,476	95
*	KemPharm Inc.	19,300	95
*	AcelRx Pharmaceuticals Inc.	29,180	92
*	Entellus Medical Inc.	6,496	90
*	SCYNEXIS Inc.	32,300	89
*,^ ContraVir Pharmaceuticals Inc.		50,300	89
*	Neos Therapeutics Inc.	12,124	87
*	Invuity Inc.	10,900	87
*	T2 Biosystems Inc.	16,400	86
*	FONAR Corp.	4,900	86
*,^ Navidea Biopharmaceuticals Inc.		148,802	86
*,^ Actinium Pharmaceuticals Inc.		56,800	86
*	Arrowhead Pharmaceuticals Inc.	46,244	86
*	Conatus Pharmaceuticals Inc.	14,600	84
*	Infinity Pharmaceuticals Inc.	25,446	82
*	Kura Oncology Inc.	9,300	82
*	VIVUS Inc.	72,900	82
*	MediciNova Inc.	13,500	81
*	IRIDEX Corp.	6,700	80
*	AAC Holdings Inc.	9,100	78
*	ContraFect Corp.	39,500	71
	Utah Medical Products Inc.	1,130	70
*	Cidara Therapeutics Inc.	8,825	69
*	VBI Vaccines Inc.	12,520	69
*,^ Imprimis Pharmaceuticals Inc.		16,400	68
*	NanoViricides Inc.	61,000	68
*	Zafgen Inc.	14,385	67

*	AVEO Pharmaceuticals Inc.	112,100	66
*	ViewRay Inc.	7,624	65
*	Proteostasis Therapeutics Inc.	8,245	64
*	Bio-Path Holdings Inc.	76,772	64
*	Cumberland Pharmaceuticals Inc.	9,063	63
*	Alimera Sciences Inc.	44,600	62
*,^ EyeGate Pharmaceuticals Inc.		24,301	62
*	Immune Design Corp.	9,032	61
*	Audentes Therapeutics Inc.	3,600	61
*,^ Nobilis Health Corp.		35,385	60
*	OvaScience Inc.	31,600	59
*,^ Aralez Pharmaceuticals Inc.		26,916	58
*	Peregrine Pharmaceuticals Inc.	87,515	57
*	Cascadian Therapeutics Inc.	13,541	56
	Psychemedics Corp.	2,755	55
*	Cymabay Therapeutics Inc.	12,800	55
*,^ CorMedix Inc.		33,680	55
*	Bovie Medical Corp.	20,173	54
*	Sunesis Pharmaceuticals Inc.	12,607	52
*	iRadimed Corp.	5,600	50
*	Regulus Therapeutics Inc.	30,200	50
*,^ Sophiris Bio Inc.		17,200	49
*	Agile Therapeutics Inc.	14,960	48
*	SeaSpine Holdings Corp.	5,954	47
*	Tandem Diabetes Care Inc.	36,400	44
*	Applied Genetic Technologies Corp.	6,300	43
*	Juniper Pharmaceuticals Inc.	9,069	43
	Daxor Corp.	5,808	42
*	CytoSorbents Corp.	9,200	41
	Digirad Corp.	7,706	41
*	Synthetic Biologics Inc.	64,604	41
*	Madrigal Pharmaceuticals Inc.	2,620	40
*	Rockwell Medical Inc.	6,400	40
*	Kindred Biosciences Inc.	5,604	40
*,^ Vericel Corp.		14,100	39
*	Harvard Bioscience Inc.	14,884	39
*	Repros Therapeutics Inc.	31,860	38
*	Athersys Inc.	21,730	37
*	Aevi Genomic Medicine Inc.	19,572	36
*	Fate Therapeutics Inc.	7,800	35
*	IsoRay Inc.	59,283	35
*	Genesis Healthcare Inc.	12,929	34
*	Trovagene Inc.	29,620	34
*	Biolase Inc.	24,313	33
*	Inotek Pharmaceuticals Corp.	16,100	32
*,^ Orexigen Therapeutics Inc.		9,260	32
*	Aptevo Therapeutics Inc.	15,451	32
*	Syndax Pharmaceuticals Inc.	2,300	32
*	Asterias Biotherapeutics Inc.	9,200	31
*	iBio Inc.	71,319	31
*,^ Obalon Therapeutics Inc.		2,800	30
*	Nivalis Therapeutics Inc.	10,145	30
*	Adverum Biotechnologies Inc.	10,825	29
*	Titan Pharmaceuticals Inc.	8,640	29
*	AquaBounty Technologies Inc.	2,525	28
*	Avinger Inc.	14,581	28
*	Axsome Therapeutics Inc.	7,087	28

*	Novocure Ltd.	3,300	27
*	Tactile Systems Technology Inc.	1,300	25
*	Media General Inc. CVR	82,296	24
*	Eiger BioPharmaceuticals Inc.	2,118	24
*	Dimension Therapeutics Inc.	13,400	23
*	Dicerna Pharmaceuticals Inc.	6,723	23
*,^ Unilife Corp.		13,300	23
*	Oncocyte Corp.	3,778	23
*,^ Adeptus Health Inc. Class A		12,399	22
	PharmAthene Inc.	27,200	22
*	Vital Therapies Inc.	5,203	21
*	Palatin Technologies Inc.	60,300	20
*	Proteon Therapeutics Inc.	11,000	19
*,^ Neuralstem Inc.		3,625	19
*	Five Star Senior Living Inc.	8,876	19
*	Chembio Diagnostics Inc.	3,382	18
*,^ Tenax Therapeutics Inc.		31,000	17
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	17
*	Albireo Pharma Inc.	706	17
*	Sonoma Pharmaceuticals Inc.	2,200	16
*,^ Biocept Inc.		7,100	15
*	Marinus Pharmaceuticals Inc.	8,500	15
*,^ Rexahn Pharmaceuticals Inc.		27,600	14
*	MEI Pharma Inc.	8,500	14
*	Aldeyra Therapeutics Inc.	2,699	13
*	InfuSystem Holdings Inc.	5,850	13
*,^ Anthera Pharmaceuticals Inc.		31,200	13
*	Corium International Inc.	2,876	12
*	ADMA Biologics Inc.	2,457	12
*	Jounce Therapeutics Inc.	535	12
*	Second Sight Medical Products Inc.	9,700	12
*	AnaptysBio Inc.	421	12
*,^ Cerulean Pharma Inc.		14,300	12
*,^ Galectin Therapeutics Inc.		4,900	11
*	Ohr Pharmaceutical Inc.	12,700	11
*	Evoke Pharma Inc.	3,400	11
*	GlycoMimetics Inc.	1,896	10
*	Protagonist Therapeutics Inc.	800	10
*,^ Catabasis Pharmaceuticals Inc.		6,200	10
*,^ Tokai Pharmaceuticals Inc.		10,800	9
*	BioScrip Inc.	5,200	9
*,^ Immune Pharmaceuticals Inc.		60,200	9
*	OncoGenex Pharmaceuticals Inc.	19,400	9
*	CytRx Corp.	19,046	8
*	CASI Pharmaceuticals Inc.	5,675	8
*,^ Senseonics Holdings Inc.		4,300	8
*	Alliance HealthCare Services Inc.	653	7
*	Ritter Pharmaceuticals Inc.	4,700	7
*	Novan Inc.	1,037	7
*	Verastem Inc.	3,100	6
*	CTI BioPharma Corp.	1,500	6
*,^ OncoSec Medical Inc.		4,800	6
*	Aeglea BioTherapeutics Inc.	800	6
*	Misonix Inc.	500	6
*	aTyr Pharma Inc.	1,400	5
*,^ Ocera Therapeutics Inc.		3,700	5
*	Aviragen Therapeutics Inc.	6,900	4

*	Alphatec Holdings Inc.	1,870	4
*	Cogentix Medical Inc.	2,300	4
*	Capricor Therapeutics Inc.	1,200	4
*	Histogenics Corp.	2,300	4
*	Viveve Medical Inc.	600	4
*	Presbia plc	1,188	4
*	Champions Oncology Inc.	1,100	3
*	Vermillion Inc.	1,607	3
*	Caladrius Biosciences Inc.	600	3
*	CareDx Inc.	2,068	3
*,^ Ampio Pharmaceuticals Inc.		3,600	3
*,^ Amedica Corp.		6,000	2
*	Cerecor Inc.	3,200	2
*	Onconova Therapeutics Inc.	700	2
	Diversicare Healthcare Services Inc.	200	2
*,^ ImmunoCellular Therapeutics Ltd.		617	2
*	Mirna Therapeutics Inc.	800	2
*,^ Joint Corp.		400	2
*	Cytori Therapeutics Inc.	1,000	2
*	Fibrocell Science Inc.	733	1
*	Argos Therapeutics Inc.	3,200	1
*	Oncobiologics Inc.	500	1
*	Aethlon Medical Inc.	400	1
*	Tracon Pharmaceuticals Inc.	300	1
*	CEL-SCI Corp.	12,500	1
*	GTx Inc.	220	1
*,^ Xtant Medical Holdings Inc.		1,600	1
*	Apricus Biosciences Inc.	411	1
*	AdCare Health Systems Inc.	600	1
*	Hemispherx Biopharma Inc.	1,300	1
*	Alliqua BioMedical Inc.	1,300	1
*	Microbot Medical Inc.	91	1
*	TearLab Corp. Class A	130	—
*	Milestone Scientific Inc.	200	—
*	Arcadia Biosciences Inc.	200	—
*	Biosante Pharmaceutical Inc CVR	14,250	—
*	NuPathe Inc. CVR	6,287	—
			2,451,933
Industrials (7.7%)
	General Electric Co.	7,006,902	208,806
	3M Co.	474,668	90,818
	Boeing Co.	463,141	81,911
	Honeywell International Inc.	598,112	74,686
	Union Pacific Corp.	649,088	68,751
	United Technologies Corp.	612,478	68,726
	Accenture plc Class A	495,455	59,395
	United Parcel Service Inc. Class B	539,870	57,928
	Lockheed Martin Corp.	195,457	52,304
	Caterpillar Inc.	463,366	42,982
	Danaher Corp.	492,827	42,151
*	PayPal Holdings Inc.	912,132	39,240
	General Dynamics Corp.	204,570	38,296
	FedEx Corp.	187,405	36,572
	Raytheon Co.	232,438	35,447
	Automatic Data Processing Inc.	340,617	34,876
	CSX Corp.	739,199	34,410
	Northrop Grumman Corp.	140,235	33,353

Illinois Tool Works Inc.	249,692	33,077
Johnson Controls International plc	728,212	30,672
Emerson Electric Co.	509,174	30,479
Deere & Co.	251,969	27,429
Eaton Corp. plc	359,393	26,649
Norfolk Southern Corp.	230,537	25,813
Waste Management Inc.	350,014	25,523
TE Connectivity Ltd.	280,379	20,902
Fidelity National Information Services Inc.	257,967	20,539
Cummins Inc.	132,808	20,081
* Fiserv Inc.	172,988	19,947
Sherwin-Williams Co.	62,020	19,238
PACCAR Inc.	274,753	18,463
Amphenol Corp. Class A	241,525	17,189
Parker-Hannifin Corp.	105,297	16,881
Ingersoll-Rand plc	203,016	16,509
Roper Technologies Inc.	79,940	16,507
Rockwell Automation Inc.	102,674	15,987
Paychex Inc.	257,949	15,193
Fortive Corp.	243,878	14,686
Agilent Technologies Inc.	256,579	13,565
Vulcan Materials Co.	105,819	12,749
Waste Connections Inc.	139,380	12,296
Republic Services Inc. Class A	188,267	11,825
Fastenal Co.	226,196	11,649
Martin Marietta Materials Inc.	50,321	10,983
* FleetCor Technologies Inc.	72,041	10,909
Alliance Data Systems Corp.	42,409	10,560
WestRock Co.	198,665	10,337
AMETEK Inc.	186,989	10,112
Rockwell Collins Inc.	103,473	10,053
* Mettler-Toledo International Inc.	20,547	9,840
Dover Corp.	122,417	9,836
Ball Corp.	132,247	9,821
Global Payments Inc.	121,300	9,786
* Verisk Analytics Inc. Class A	119,162	9,669
WW Grainger Inc.	40,436	9,412
Textron Inc.	195,049	9,282
L3 Technologies Inc.	55,502	9,174
Masco Corp.	269,246	9,152
TransDigm Group Inc.	40,321	8,877
CH Robinson Worldwide Inc.	109,830	8,489
* United Rentals Inc.	66,829	8,357
Cintas Corp.	64,920	8,215
Pentair plc	129,415	8,125
* Vantiv Inc. Class A	126,416	8,106
Fortune Brands Home & Security Inc.	132,119	8,039
Expeditors International of Washington Inc.	139,958	7,906
Huntington Ingalls Industries Inc.	36,571	7,323
Kansas City Southern	84,797	7,272
Acuity Brands Inc.	34,979	7,136
Total System Services Inc.	130,875	6,997
Xylem Inc.	138,692	6,965
Packaging Corp. of America	74,022	6,782
Sealed Air Corp.	154,569	6,736
* HD Supply Holdings Inc.	156,660	6,443
Valspar Corp.	57,186	6,344

Broadridge Financial Solutions Inc.	93,169	6,331
JB Hunt Transport Services Inc.	68,831	6,315
* Trimble Inc.	196,673	6,296
AO Smith Corp.	122,286	6,256
Owens Corning	100,727	6,182
Jack Henry & Associates Inc.	63,997	5,958
* Sensata Technologies Holding NV	135,350	5,911
Allegion plc	78,043	5,908
Spirit AeroSystems Holdings Inc. Class A	101,472	5,877
* Crown Holdings Inc.	110,835	5,869
Fluor Corp.	110,851	5,833
Lennox International Inc.	34,096	5,704
IDEX Corp.	59,306	5,546
ManpowerGroup Inc.	53,985	5,537
Cognex Corp.	65,469	5,496
Jacobs Engineering Group Inc.	98,806	5,462
* CoStar Group Inc.	25,811	5,349
Carlisle Cos. Inc.	50,181	5,340
* Arrow Electronics Inc.	72,713	5,338
* Stericycle Inc.	64,180	5,320
Wabtec Corp.	68,071	5,310
* Keysight Technologies Inc.	144,655	5,228
Toro Co.	83,435	5,211
Hubbell Inc. Class B	43,119	5,176
Xerox Corp.	699,897	5,137
PerkinElmer Inc.	86,338	5,013
Flowserve Corp.	103,193	4,997
Nordson Corp.	39,189	4,814
Avnet Inc.	104,897	4,800
* Berry Plastics Group Inc.	98,540	4,786
B/E Aerospace Inc.	74,347	4,766
Robert Half International Inc.	96,459	4,710
Donaldson Co. Inc.	102,581	4,669
Old Dominion Freight Line Inc.	54,142	4,633
Macquarie Infrastructure Corp.	57,464	4,630
Orbital ATK Inc.	46,094	4,517
* AECOM	122,235	4,350
* Quanta Services Inc.	116,795	4,334
* First Data Corp. Class A	278,482	4,316
Allison Transmission Holdings Inc.	119,603	4,313
Sonoco Products Co.	77,769	4,116
Oshkosh Corp.	59,950	4,112
Lincoln Electric Holdings Inc.	47,324	4,111
Graco Inc.	43,219	4,069
Hexcel Corp.	74,500	4,064
MDU Resources Group Inc.	146,985	4,023
* XPO Logistics Inc.	83,530	4,000
* Coherent Inc.	19,030	3,913
Booz Allen Hamilton Holding Corp. Class A	109,989	3,893
FLIR Systems Inc.	106,972	3,881
AptarGroup Inc.	49,894	3,841
Jabil Circuit Inc.	128,529	3,717
Bemis Co. Inc.	74,746	3,652
MSC Industrial Direct Co. Inc. Class A	35,508	3,649
* Zebra Technologies Corp.	38,589	3,521
Eagle Materials Inc.	36,090	3,506
Watsco Inc.	23,965	3,431

BWX Technologies Inc.	71,423	3,400
Graphic Packaging Holding Co.	259,924	3,345
AGCO Corp.	54,992	3,309
* TransUnion	85,732	3,288
* Euronet Worldwide Inc.	38,400	3,284
* Genesee & Wyoming Inc. Class A	47,920	3,252
* IPG Photonics Corp.	26,890	3,246
HEICO Corp. Class A	43,161	3,237
Trinity Industries Inc.	121,082	3,215
MAXIMUS Inc.	51,645	3,212
Ryder System Inc.	42,402	3,199
* WEX Inc.	30,341	3,140
Air Lease Corp. Class A	80,741	3,129
EMCOR Group Inc.	48,520	3,054
* Teledyne Technologies Inc.	23,669	2,993
ITT Inc.	71,133	2,918
Universal Display Corp.	33,551	2,889
* CoreLogic Inc.	70,636	2,876
Landstar System Inc.	33,533	2,872
Curtiss-Wright Corp.	31,373	2,863
* USG Corp.	89,758	2,854
Regal Beloit Corp.	37,619	2,846
* Kirby Corp.	40,077	2,827
National Instruments Corp.	86,614	2,820
Crane Co.	37,613	2,815
Littelfuse Inc.	17,510	2,800
Valmont Industries Inc.	17,663	2,747
Woodward Inc.	40,082	2,722
* Owens-Illinois Inc.	132,905	2,709
Genpact Ltd.	109,338	2,707
Deluxe Corp.	36,854	2,660
* Colfax Corp.	67,697	2,658
* Conduent Inc.	152,487	2,559
Terex Corp.	80,914	2,541
EnerSys	31,852	2,514
* Louisiana-Pacific Corp.	100,424	2,493
Timken Co.	54,974	2,485
Kennametal Inc.	63,245	2,481
Belden Inc.	33,553	2,322
* Clean Harbors Inc.	41,584	2,313
* WESCO International Inc.	33,210	2,310
* Sanmina Corp.	56,876	2,309
Joy Global Inc.	79,170	2,237
John Bean Technologies Corp.	24,729	2,175
CEB Inc.	27,467	2,159
Silgan Holdings Inc.	36,102	2,143
* Masonite International Corp.	26,692	2,115
Barnes Group Inc.	41,035	2,107
Chicago Bridge & Iron Co. NV	68,286	2,100
* WageWorks Inc.	28,800	2,082
World Fuel Services Corp.	57,392	2,080
* MasTec Inc.	51,483	2,062
* Summit Materials Inc. Class A	82,687	2,043
GATX Corp.	32,895	2,005
* Generac Holdings Inc.	53,579	1,997
* Itron Inc.	32,679	1,984
* KLX Inc.	43,880	1,961

*	Esterline Technologies Corp.	22,577	1,943
*	Moog Inc. Class A	28,553	1,923
	Brink's Co.	34,982	1,870
*	On Assignment Inc.	38,016	1,845
*	Rexnord Corp.	78,990	1,823
*	Anixter International Inc.	22,898	1,816
*	RBC Bearings Inc.	18,295	1,776
	KBR Inc.	117,265	1,762
	ABM Industries Inc.	40,343	1,759
*	Armstrong World Industries Inc.	37,793	1,740
	MSA Safety Inc.	24,576	1,737
	Universal Forest Products Inc.	17,447	1,719
	Applied Industrial Technologies Inc.	27,478	1,700
	Vishay Intertechnology Inc.	103,238	1,698
	Tetra Tech Inc.	41,214	1,684
	Granite Construction Inc.	32,888	1,651
*	DigitalGlobe Inc.	50,357	1,649
*	Cardtronics plc Class A	34,783	1,626
*	Trex Co. Inc.	23,368	1,622
*,^ Cimpress NV		18,607	1,604
	Simpson Manufacturing Co. Inc.	36,578	1,576
*	AMN Healthcare Services Inc.	38,506	1,563
*	MACOM Technology Solutions Holdings Inc.	32,192	1,555
	Apogee Enterprises Inc.	26,076	1,554
	Covanta Holding Corp.	99,004	1,554
	UniFirst Corp.	10,894	1,541
*	II-VI Inc.	40,912	1,475
	Convergys Corp.	69,336	1,466
*	NeuStar Inc. Class A	43,959	1,457
	Mueller Industries Inc.	41,884	1,434
*	FTI Consulting Inc.	34,783	1,432
*	Knowles Corp.	74,961	1,421
	Knight Transportation Inc.	45,067	1,413
*	TopBuild Corp.	29,919	1,406
	Mueller Water Products Inc. Class A	117,058	1,384
*	Advisory Board Co.	29,492	1,380
	Brady Corp. Class A	35,669	1,379
	Franklin Electric Co. Inc.	31,617	1,361
*,^ Ambarella Inc.		24,765	1,355
	Korn/Ferry International	41,192	1,297
	Methode Electronics Inc.	28,436	1,297
*	Headwaters Inc.	55,058	1,293
*	Swift Transportation Co.	62,238	1,278
	Aircastle Ltd.	51,876	1,252
	Watts Water Technologies Inc. Class A	19,771	1,233
	AZZ Inc.	20,592	1,225
*	Atlas Air Worldwide Holdings Inc.	22,062	1,223
	AAON Inc.	34,521	1,220
	Insperity Inc.	13,680	1,213
*	Plexus Corp.	20,920	1,209
*	Meritor Inc.	70,387	1,206
*	Rogers Corp.	14,040	1,206
	Actuant Corp. Class A	45,167	1,190
*	Builders FirstSource Inc.	79,357	1,182
*	Aerojet Rocketdyne Holdings Inc.	53,723	1,166
	Greif Inc. Class A	21,128	1,164
	Forward Air Corp.	24,340	1,158

* Integer Holdings Corp.	28,423	1,143
* ExlService Holdings Inc.	24,061	1,140
* Gibraltar Industries Inc.	27,543	1,135
Comfort Systems USA Inc.	30,768	1,128
* Benchmark Electronics Inc.	35,435	1,127
Matson Inc.	35,357	1,123
* American Woodmark Corp.	12,224	1,122
* Fabrinet	26,535	1,115
Cubic Corp.	21,102	1,114
Exponent Inc.	18,665	1,112
* Tutor Perini Corp.	34,811	1,107
* TriNet Group Inc.	38,299	1,107
* SPX FLOW Inc.	31,838	1,105
* TTM Technologies Inc.	68,452	1,104
* Hub Group Inc. Class A	23,773	1,103
Tennant Co.	15,110	1,098
EnPro Industries Inc.	15,322	1,090
* OSI Systems Inc.	14,859	1,085
Mobile Mini Inc.	35,040	1,069
Triumph Group Inc.	41,233	1,062
Otter Tail Corp.	27,027	1,024
Wabash National Corp.	48,874	1,011
Standex International Corp.	10,093	1,011
ESCO Technologies Inc.	17,048	990
* Imperva Inc.	23,900	981
* BMC Stock Holdings Inc.	42,990	972
Triton International Ltd.	37,587	969
* Veeco Instruments Inc.	32,218	962
Albany International Corp.	20,829	959
* TrueBlue Inc.	35,029	958
Greenbrier Cos. Inc.	22,181	956
* Navistar International Corp.	38,700	953
* Proto Labs Inc.	18,600	950
* Continental Building Products Inc.	38,744	949
AAR Corp.	27,194	915
* Sykes Enterprises Inc.	30,844	907
Astec Industries Inc.	14,671	902
* TASER International Inc.	39,465	899
Werner Enterprises Inc.	34,243	897
* Cotiviti Holdings Inc.	21,451	893
Griffon Corp.	34,954	862
Primoris Services Corp.	36,655	851
US Ecology Inc.	18,045	845
^ Sturm Ruger & Co. Inc.	15,487	829
* Paylocity Holding Corp.	21,468	829
* TriMas Corp.	39,802	826
* Navigant Consulting Inc.	36,077	825
* Patrick Industries Inc.	11,627	824
Encore Wire Corp.	17,850	821
* Harsco Corp.	62,616	798
* Saia Inc.	17,607	780
* Huron Consulting Group Inc.	18,471	778
* SPX Corp.	31,807	771
Heartland Express Inc.	38,173	765
Kaman Corp.	15,794	760
Multi-Color Corp.	10,675	758
EVERTEC Inc.	47,131	749

CIRCOR International Inc.	12,589	748
Badger Meter Inc.	20,344	748
RR Donnelley & Sons Co.	61,429	744
Advanced Drainage Systems Inc.	33,901	742
* American Outdoor Brands Corp.	37,397	741
* US Concrete Inc.	11,344	732
Raven Industries Inc.	24,535	713
* GMS Inc.	20,292	711
General Cable Corp.	39,375	707
Quanex Building Products Corp.	34,633	701
* Installed Building Products Inc.	13,159	694
H&E Equipment Services Inc.	27,304	669
ManTech International Corp. Class A	19,300	668
Federal Signal Corp.	48,147	665
Lindsay Corp.	7,447	656
* Air Transport Services Group Inc.	39,988	642
Altra Industrial Motion Corp.	16,394	639
Argan Inc.	9,579	634
* NCI Building Systems Inc.	36,828	632
Viad Corp.	13,956	631
* PHH Corp.	49,470	630
* Team Inc.	23,203	628
* Novanta Inc.	23,624	627
* Lydall Inc.	11,506	617
* Aegion Corp. Class A	26,897	616
MTS Systems Corp.	11,188	616
* Inovalon Holdings Inc. Class A	48,300	609
Alamo Group Inc.	7,835	597
* Evolent Health Inc. Class A	26,670	595
* Wesco Aircraft Holdings Inc.	51,893	592
CTS Corp.	27,399	584
* Thermon Group Holdings Inc.	27,820	580
* ICF International Inc.	13,685	565
Kadant Inc.	9,456	561
Quad/Graphics Inc.	22,233	561
Insteel Industries Inc.	15,434	558
LSC Communications Inc.	21,844	550
Materion Corp.	16,337	548
Sun Hydraulics Corp.	15,094	545
McGrath RentCorp	16,187	543
Kelly Services Inc. Class A	24,851	543
* Ply Gem Holdings Inc.	27,164	535
* CBIZ Inc.	39,419	534
NN Inc.	21,032	530
* Manitowoc Co. Inc.	92,952	530
* Aerovironment Inc.	18,888	529
* MINDBODY Inc. Class A	19,146	526
ArcBest Corp.	20,105	523
* PGT Innovations Inc.	48,104	517
Douglas Dynamics Inc.	16,304	500
* FARO Technologies Inc.	13,577	485
Global Brass & Copper Holdings Inc.	14,054	483
* MYR Group Inc.	11,666	478
* JELD-WEN Holding Inc.	14,541	478
* Boise Cascade Co.	17,863	477
Essendant Inc.	31,220	473
Textainer Group Holdings Ltd.	30,786	471

*	Armstrong Flooring Inc.	25,296	466
*	DXP Enterprises Inc.	12,121	459
	NVE Corp.	5,527	458
	Schnitzer Steel Industries Inc.	22,117	457
*	RPX Corp.	37,900	455
	Kforce Inc.	19,045	452
	AVX Corp.	27,595	452
*	TimkenSteel Corp.	23,836	451
	Cass Information Systems Inc.	6,796	449
*	Atkore International Group Inc.	17,000	447
*	International Seaways Inc.	22,933	438
*	Donnelley Financial Solutions Inc.	22,519	434
	Gorman-Rupp Co.	13,737	431
	Heidrick & Struggles International Inc.	16,050	423
	Marten Transport Ltd.	18,023	423
*	Astronics Corp.	13,286	422
	Resources Connection Inc.	25,033	419
*	Engility Holdings Inc.	14,120	409
*	Echo Global Logistics Inc.	17,755	379
*	Kratos Defense & Security Solutions Inc.	48,634	378
*	Casella Waste Systems Inc. Class A	26,416	373
	Barrett Business Services Inc.	6,763	369
*	InnerWorkings Inc.	36,647	365
	Ennis Inc.	21,318	362
	Hyster-Yale Materials Handling Inc.	6,368	359
*	Multi Packaging Solutions International Ltd.	19,788	355
	TeleTech Holdings Inc.	11,973	354
	Columbus McKinnon Corp.	14,143	351
*	Milacron Holdings Corp.	18,152	338
	Myers Industries Inc.	21,277	337
*	Cross Country Healthcare Inc.	23,347	335
*	KEMET Corp.	26,148	314
	American Railcar Industries Inc.	7,386	304
*	Everi Holdings Inc.	61,700	296
*	YRC Worldwide Inc.	26,166	288
*	GP Strategies Corp.	11,233	284
*	Bazaarvoice Inc.	65,552	282
	Park Electrochemical Corp.	15,647	279
	Mesa Laboratories Inc.	2,276	279
*	Great Lakes Dredge & Dock Corp.	68,477	274
*	REV Group Inc.	9,649	266
	Spartan Motors Inc.	33,165	265
*	Mistras Group Inc.	12,356	264
*	Vicor Corp.	16,344	263
	Daktronics Inc.	27,400	259
	Park-Ohio Holdings Corp.	7,129	256
	VSE Corp.	6,092	249
*	Sterling Construction Co. Inc.	26,800	248
*	NV5 Global Inc.	6,400	241
*	Energy Recovery Inc.	28,699	239
*	Landec Corp.	19,722	237
*,^ Energous Corp.		15,100	236
*	Willdan Group Inc.	7,300	235
*	Advanced Disposal Services Inc.	10,363	234
*	Ducommun Inc.	8,059	232
	CECO Environmental Corp.	22,044	232
*	Forterra Inc.	11,707	228

*	Control4 Corp.	14,232	225
*	Kimball Electronics Inc.	12,970	220
	Landauer Inc.	4,500	219
*	Acacia Research Corp.	37,973	218
	CRA International Inc.	6,014	212
	Powell Industries Inc.	6,054	208
*	Hudson Technologies Inc.	31,470	208
	LSI Industries Inc.	20,279	205
*,^ MicroVision Inc.		80,185	200
	Omega Flex Inc.	4,103	196
*	ServiceSource International Inc.	48,600	189
*	Babcock & Wilcox Enterprises Inc.	19,431	181
*	EnerNOC Inc.	29,640	178
*	Era Group Inc.	13,176	175
	Allied Motion Technologies Inc.	8,545	172
*	Franklin Covey Co.	8,466	171
	FreightCar America Inc.	13,596	170
*	Advanced Emissions Solutions Inc.	17,790	170
*	Covenant Transportation Group Inc. Class A	8,813	166
*	Radiant Logistics Inc.	32,300	162
*	Roadrunner Transportation Systems Inc.	23,000	158
*	CyberOptics Corp.	6,073	158
	Celadon Group Inc.	23,724	155
*	TRC Cos. Inc.	8,885	155
*	CDI Corp.	17,700	151
	Greif Inc. Class B	2,303	150
	Supreme Industries Inc. Class A	7,400	150
*	Heritage-Crystal Clean Inc.	10,812	148
*	Commercial Vehicle Group Inc.	21,300	144
*	Electro Scientific Industries Inc.	20,434	142
*	Maxwell Technologies Inc.	24,300	141
*	Planet Payment Inc.	35,142	140
*	Neff Corp. Class A	7,088	138
*,^ Aqua Metals Inc.		6,700	131
*	Orion Group Holdings Inc.	16,911	126
*	Astronics Corp. Class B	3,886	124
*	ARC Document Solutions Inc.	35,257	122
*	Sparton Corp.	5,792	122
	NACCO Industries Inc. Class A	1,723	120
	Graham Corp.	5,223	120
	Bel Fuse Inc. Class B	4,639	119
	DMC Global Inc.	9,400	117
*	Vishay Precision Group Inc.	7,362	116
*	Hill International Inc.	27,630	115
*	IES Holdings Inc.	6,083	110
*	Horizon Global Corp.	7,745	108
*	Lincoln Educational Services Corp.	38,180	107
*,^ Eagle Bulk Shipping Inc.		18,421	105
	United States Lime & Minerals Inc.	1,299	103
*	Manitex International Inc.	14,720	99
*	Perma-Fix Environmental Services	31,060	98
*	Layne Christensen Co.	10,908	96
	Overseas Shipholding Group Inc. Class A	24,696	95
*	CAI International Inc.	6,000	94
	B. Riley Financial Inc.	5,986	90
*	Northwest Pipe Co.	5,697	89
*	Intevac Inc.	7,098	89

	BG Staffing Inc.	6,200	89
*	Mattersight Corp.	24,291	85
*	LightPath Technologies Inc. Class A	30,559	84
	Crawford & Co. Class B	7,923	79
*	UFP Technologies Inc.	3,007	78
*	PAM Transportation Services Inc.	4,524	74
*	Goldfield Corp.	12,579	72
	National Research Corp. Class A	3,665	72
	Black Box Corp.	8,000	72
	Hurco Cos. Inc.	2,292	71
	Ecology and Environment Inc.	6,894	69
*	Key Technology Inc.	5,155	68
	Miller Industries Inc./TN	2,593	68
*,^ ExOne Co.		6,486	66
*	Iteris Inc.	12,125	66
	Issuer Direct Corp.	6,000	65
*	Asure Software Inc.	6,100	63
*	ALJ Regional Holdings Inc.	16,841	63
*	USA Truck Inc.	8,261	61
	Hardinge Inc.	5,155	58
*	PRGX Global Inc.	8,704	56
*	Ameresco Inc. Class A	8,078	53
*	Lawson Products Inc.	2,290	51
	LB Foster Co. Class A	4,000	50
*	Arotech Corp.	16,200	48
*	Nuvectra Corp.	6,952	47
*,^ Workhorse Group Inc.		17,800	47
*	Daseke Inc.	4,600	47
*	LMI Aerospace Inc.	3,307	46
*	Blue Bird Corp.	2,640	45
*	Willis Lease Finance Corp.	1,997	45
*	General Finance Corp.	8,663	44
*	Air T Inc.	2,182	44
*	CUI Global Inc.	8,956	42
*	Gencor Industries Inc.	2,445	37
*,^ Vertex Energy Inc.		32,782	36
*	Limbach Holdings Inc.	2,500	35
*	Broadwind Energy Inc.	3,900	32
*	Ultralife Corp.	5,625	30
*	Aspen Aerogels Inc.	7,200	30
*	PFSweb Inc.	4,540	30
*	Revolution Lighting Technologies Inc.	3,914	29
	Chicago Rivet & Machine Co.	720	29
	Universal Logistics Holdings Inc.	1,952	28
*	Image Sensing Systems Inc.	9,563	28
*	Information Services Group Inc.	8,116	26
*	Frequency Electronics Inc.	2,277	25
*	eMagin Corp.	10,132	24
*	AMREP Corp.	3,574	23
*,^ Patriot National Inc.		7,513	21
*	Napco Security Technologies Inc.	2,048	21
*	Cenveo Inc.	4,000	20
*	Rand Logistics Inc.	30,512	20
	National Research Corp. Class B	443	17
*	Fuel Tech Inc.	15,677	16
*	StarTek Inc.	1,800	16
*	Continental Materials Corp.	632	16

*	Ballantyne Strong Inc.	2,500	15
*	Research Frontiers Inc.	10,444	15
*,^ Synthesis Energy Systems Inc.		16,709	14
*	Patriot Transportation Holding Inc.	608	14
*,^ EnSync Inc.		21,779	13
*,^ ClearSign Combustion Corp.		3,200	12
*	Sharps Compliance Corp.	2,564	12
*	Perceptron Inc.	1,426	12
	Hudson Global Inc.	9,231	12
	EnviroStar Inc.	600	11
*	IEC Electronics Corp.	2,900	11
*,^ Power Solutions International Inc.		1,100	11
*	CPI Aerostructures Inc.	1,572	11
*	Orion Energy Systems Inc.	4,989	10
*	ModusLink Global Solutions Inc.	5,216	9
*,^ Capstone Turbine Corp.		11,600	9
*	Wireless Telecom Group Inc.	5,630	8
	Cemtrex Inc.	2,300	8
*	American DG Energy Inc.	25,428	8
*	Twin Disc Inc.	353	7
*,^ Applied DNA Sciences Inc.		4,328	7
*,^ Energy Focus Inc.		1,880	6
*	Digital Ally Inc.	1,400	6
*	BlueLinx Holdings Inc.	630	6
*	Universal Technical Institute Inc.	1,600	6
*,^ Odyssey Marine Exploration Inc.		1,300	5
*	Volt Information Sciences Inc.	600	4
*	Turtle Beach Corp.	3,800	3
	Eastern Co.	156	3
	Houston Wire & Cable Co.	469	3
*	IntriCon Corp.	300	3
*,^ Payment Data Systems Inc.		1,400	2
*	Luna Innovations Inc.	1,000	2
*	GEE Group Inc.	200	1
*	SIFCO Industries Inc.	100	1
*	ENGlobal Corp.	300	1
*	Astrotech Corp.	400	1
*	CryoPort Inc.	200	—
			2,504,505
Oil & Gas (3.7%)
	Exxon Mobil Corp.	3,321,847	272,425
	Chevron Corp.	1,505,737	161,671
	Schlumberger Ltd.	1,105,882	86,369
	ConocoPhillips	978,289	48,787
	EOG Resources Inc.	458,747	44,751
	Occidental Petroleum Corp.	605,570	38,369
	Halliburton Co.	672,983	33,117
	Kinder Morgan Inc.	1,498,846	32,585
	Phillips 66	350,979	27,805
	Anadarko Petroleum Corp.	444,192	27,540
	Pioneer Natural Resources Co.	134,838	25,111
	Valero Energy Corp.	360,237	23,880
	Marathon Petroleum Corp.	416,337	21,042
	Baker Hughes Inc.	338,535	20,251
	Williams Cos. Inc.	656,414	19,423
	Devon Energy Corp.	393,027	16,397
	Apache Corp.	300,808	15,458

*	Concho Resources Inc.	117,658	15,100
	National Oilwell Varco Inc.	299,490	12,007
	Noble Energy Inc.	343,926	11,810
	Hess Corp.	237,688	11,459
	Marathon Oil Corp.	671,166	10,604
	Targa Resources Corp.	161,720	9,687
	Cimarex Energy Co.	76,326	9,120
	Cabot Oil & Gas Corp.	373,638	8,934
	EQT Corp.	138,732	8,476
*	Cheniere Energy Inc.	163,213	7,715
	Tesoro Corp.	94,138	7,631
*	Diamondback Energy Inc.	71,234	7,388
*	Newfield Exploration Co.	162,005	5,980
*	Parsley Energy Inc. Class A	179,565	5,838
	Range Resources Corp.	196,891	5,729
	OGE Energy Corp.	153,664	5,375
	Helmerich & Payne Inc.	79,026	5,261
*	Weatherford International plc	767,000	5,101
*	Energen Corp.	80,081	4,360
*	WPX Energy Inc.	320,333	4,289
*,^ Chesapeake Energy Corp.		686,417	4,077
	HollyFrontier Corp.	142,709	4,044
^	Core Laboratories NV	34,308	3,963
	Murphy Oil Corp.	133,369	3,813
*	Antero Resources Corp.	165,709	3,780
*	RSP Permian Inc.	87,519	3,626
*	Transocean Ltd.	284,010	3,536
*	Continental Resources Inc.	76,369	3,469
*	Whiting Petroleum Corp.	354,488	3,353
*	Southwestern Energy Co.	395,370	3,230
	Patterson-UTI Energy Inc.	128,670	3,123
*	Rice Energy Inc.	127,500	3,022
*	PDC Energy Inc.	45,254	2,822
	Nabors Industries Ltd.	215,115	2,812
*	Oasis Petroleum Inc.	179,786	2,564
*	QEP Resources Inc.	198,167	2,519
	Western Refining Inc.	64,458	2,261
	Ensco plc Class A	243,692	2,181
	Oceaneering International Inc.	80,228	2,173
*	Callon Petroleum Co.	157,121	2,068
*	Gulfport Energy Corp.	117,764	2,024
*	SEACOR Holdings Inc.	28,394	1,965
	PBF Energy Inc. Class A	84,495	1,873
	SemGroup Corp. Class A	51,781	1,864
*	Matador Resources Co.	75,124	1,787
*,^ Centennial Resource Development Inc. Class A		96,913	1,767
*	Laredo Petroleum Inc.	119,515	1,745
*	Superior Energy Services Inc.	121,981	1,739
*	Rowan Cos. plc Class A	103,276	1,609
*	Dril-Quip Inc.	29,136	1,589
*	First Solar Inc.	58,220	1,578
*	Carrizo Oil & Gas Inc.	51,083	1,464
	SM Energy Co.	58,584	1,407
*	NOW Inc.	80,152	1,359
*	SRC Energy Inc.	156,595	1,322
*	MRC Global Inc.	71,617	1,313
*	Oil States International Inc.	39,195	1,299

	Noble Corp. plc	209,202	1,295
*	McDermott International Inc.	185,149	1,250
	Delek US Holdings Inc.	49,619	1,204
*	Basic Energy Services Inc.	32,645	1,089
*	Unit Corp.	43,329	1,047
*	Forum Energy Technologies Inc.	50,000	1,035
*	Helix Energy Solutions Group Inc.	116,355	904
*	Denbury Resources Inc.	333,007	859
*	Exterran Corp.	27,246	857
^	RPC Inc.	46,329	848
	Green Plains Inc.	32,876	814
*	Extraction Oil & Gas Inc.	41,490	770
*	Chart Industries Inc.	21,832	763
*	Diamond Offshore Drilling Inc.	42,536	711
*	Resolute Energy Corp.	16,467	665
	Archrock Inc.	52,611	652
*	Par Pacific Holdings Inc.	37,152	613
*	Flotek Industries Inc.	45,166	578
*	SandRidge Energy Inc.	28,775	532
*	Clayton Williams Energy Inc.	3,988	527
*	Atwood Oceanics Inc.	52,627	502
*	California Resources Corp.	32,442	488
*	Newpark Resources Inc.	60,200	488
*	Sanchez Energy Corp.	47,200	450
*	Renewable Energy Group Inc.	41,500	434
	Alon USA Energy Inc.	32,440	395
*	Midstates Petroleum Co. Inc.	20,300	374
*	Jagged Peak Energy Inc.	28,367	370
*	Ring Energy Inc.	32,902	356
*	REX American Resources Corp.	3,880	351
*	Smart Sand Inc.	20,918	340
	CVR Energy Inc.	16,521	332
*,^ Keane Group Inc.		22,634	324
*	Bill Barrett Corp.	68,953	314
	Bristow Group Inc.	20,538	312
*	Key Energy Services Inc.	13,300	309
*	Halcon Resources Corp.	39,100	301
*	Matrix Service Co.	18,160	300
*,^ SunPower Corp. Class A		47,235	288
*	Tesco Corp.	35,637	287
	Pattern Energy Group Inc. Class A	13,822	278
*	Parker Drilling Co.	155,294	272
*	Abraxas Petroleum Corp.	134,400	271
	Panhandle Oil and Gas Inc. Class A	13,586	261
*	CARBO Ceramics Inc.	18,900	246
*	Geospace Technologies Corp.	14,900	242
*	Natural Gas Services Group Inc.	8,711	227
*	Plug Power Inc.	156,250	216
*	Trecora Resources	18,615	207
	Evolution Petroleum Corp.	25,428	203
*	Pioneer Energy Services Corp.	48,200	193
*	Pacific Ethanol Inc.	25,200	173
*,^ EP Energy Corp. Class A		36,211	172
*	Independence Contract Drilling Inc.	28,650	158
*	W&T Offshore Inc.	55,700	154
*	Northern Oil and Gas Inc.	58,526	152
*	Gastar Exploration Inc.	97,512	150

*	Jones Energy Inc. Class A	56,185	143
^	Harvest Natural Resources Inc.	21,550	143
*	Green Brick Partners Inc.	12,800	127
*	Comstock Resources Inc.	13,380	123
*	WildHorse Resource Development Corp.	8,200	102
*	TPI Composites Inc.	5,300	101
*	Mammoth Energy Services Inc.	4,127	89
	Gulf Island Fabrication Inc.	7,619	88
*	Willbros Group Inc.	31,800	87
*,^ Approach Resources Inc.		33,400	84
*	PHI Inc.	6,743	81
*	EXCO Resources Inc.	129,720	80
*,^ Bonanza Creek Energy Inc.		63,574	74
*	Dawson Geophysical Co.	13,044	72
*,^ Amyris Inc.		129,000	68
	Adams Resources & Energy Inc.	1,582	59
*,^ Enphase Energy Inc.		40,786	56
*	Tidewater Inc.	46,100	53
*,^ TerraVia Holdings Inc.		55,501	40
*,^ FuelCell Energy Inc.		26,140	36
*,^ Rex Energy Corp.		56,200	26
*	PetroQuest Energy Inc.	9,033	25
*	Earthstone Energy Inc.	1,720	22
*	ION Geophysical Corp.	3,500	17
*	VAALCO Energy Inc.	15,401	14
*	Isramco Inc.	100	12
*	PrimeEnergy Corp.	141	7
*,^ MagneGas Corp.		15,700	7
*	Torchlight Energy Resources Inc.	4,400	6
*	Zion Oil & Gas Inc.	3,430	4
*	Superior Drilling Products Inc.	3,000	3
*	Mitcham Industries Inc.	500	2
*	Ideal Power Inc.	600	2
*	Lonestar Resources US Inc. Class A	300	1
*	Aemetis Inc.	1,100	1
*	Eco-Stim Energy Solutions Inc.	600	1
*,^ Basic Energy Services Inc. Warrants		2,068	—
			1,196,744
Technology (10.3%)
	Apple Inc.	3,989,368	573,113
	Microsoft Corp.	5,842,801	384,807
*	Facebook Inc. Class A	1,875,016	266,346
*	Alphabet Inc. Class C	238,497	197,848
*	Alphabet Inc. Class A	232,700	197,283
	Intel Corp.	3,754,912	135,440
	Cisco Systems Inc.	3,977,696	134,446
	International Business Machines Corp.	678,539	118,161
	Oracle Corp.	2,442,279	108,950
	Broadcom Ltd.	319,189	69,890
	QUALCOMM Inc.	1,173,089	67,265
	Texas Instruments Inc.	793,921	63,958
*	Adobe Systems Inc.	394,559	51,344
	NVIDIA Corp.	407,553	44,395
*	salesforce.com Inc.	526,954	43,468
	Applied Materials Inc.	856,937	33,335
*	Yahoo! Inc.	679,275	31,525
	Hewlett Packard Enterprise Co.	1,307,454	30,987

*	Cognizant Technology Solutions Corp. Class A	480,291	28,587
*	Micron Technology Inc.	832,182	24,050
	HP Inc.	1,343,493	24,022
	Analog Devices Inc.	287,798	23,585
	Intuit Inc.	193,477	22,441
	Corning Inc.	796,744	21,512
	Western Digital Corp.	226,152	18,664
	Lam Research Corp.	127,790	16,403
	Symantec Corp.	492,599	15,113
	Skyworks Solutions Inc.	147,689	14,471
*	Autodesk Inc.	166,857	14,428
*	Cerner Corp.	239,540	14,097
	Microchip Technology Inc.	170,211	12,558
*	Red Hat Inc.	143,240	12,390
	KLA-Tencor Corp.	122,631	11,659
*	ServiceNow Inc.	132,263	11,569
	Xilinx Inc.	198,659	11,500
	Motorola Solutions Inc.	129,434	11,160
*	Dell Technologies Inc. Class V	173,378	11,110
	Harris Corp.	98,945	11,010
	Seagate Technology plc	233,453	10,722
	Maxim Integrated Products Inc.	223,393	10,044
*	Citrix Systems Inc.	115,689	9,647
*	Advanced Micro Devices Inc.	641,750	9,337
	NetApp Inc.	219,443	9,184
*	Synopsys Inc.	121,142	8,738
*	Workday Inc. Class A	99,876	8,318
	Juniper Networks Inc.	286,975	7,987
	CA Inc.	247,729	7,858
*	Palo Alto Networks Inc.	69,387	7,819
*	Akamai Technologies Inc.	130,661	7,800
	Computer Sciences Corp.	109,941	7,587
	CDW Corp.	129,010	7,445
	CDK Global Inc.	114,221	7,425
*	F5 Networks Inc.	51,418	7,331
*	ANSYS Inc.	67,605	7,225
*	Cadence Design Systems Inc.	226,748	7,120
*	Qorvo Inc.	102,263	7,011
*	Splunk Inc.	109,203	6,802
*	Gartner Inc.	62,343	6,732
*,^ Twitter Inc.		445,290	6,657
*	CommScope Holding Co. Inc.	152,529	6,362
*	VeriSign Inc.	72,907	6,351
	Leidos Holdings Inc.	115,927	5,928
*,^ VMware Inc. Class A		61,115	5,631
*	ON Semiconductor Corp.	332,111	5,144
	Teradyne Inc.	162,439	5,052
*	Arista Networks Inc.	37,261	4,928
	Marvell Technology Group Ltd.	318,104	4,854
	SS&C Technologies Holdings Inc.	136,256	4,823
*	PTC Inc.	89,840	4,721
*	Microsemi Corp.	88,878	4,580
*	Fortinet Inc.	117,367	4,501
*	IACterActiveCorp	60,908	4,490
*	NCR Corp.	97,567	4,457
	Brocade Communications Systems Inc.	348,278	4,346
*	Ultimate Software Group Inc.	21,628	4,222

	Garmin Ltd.	80,866	4,133
*	Tyler Technologies Inc.	26,292	4,064
	LogMeIn Inc.	41,595	4,055
*	Veeva Systems Inc. Class A	77,964	3,998
*	Nuance Communications Inc.	224,255	3,882
	CSRA Inc.	131,059	3,839
*	ARRIS International plc	143,442	3,794
*	Aspen Technology Inc.	62,159	3,662
*	Cavium Inc.	50,330	3,607
*	athenahealth Inc.	31,561	3,557
*,^ Snap Inc.		156,480	3,525
*	Guidewire Software Inc.	60,996	3,436
	Cypress Semiconductor Corp.	246,878	3,397
*	Teradata Corp.	103,648	3,226
	Fair Isaac Corp.	24,056	3,102
	j2 Global Inc.	36,769	3,085
	DST Systems Inc.	24,992	3,062
*	Manhattan Associates Inc.	57,374	2,986
*	Cirrus Logic Inc.	48,869	2,966
	Blackbaud Inc.	37,630	2,885
	MKS Instruments Inc.	41,842	2,877
*	EPAM Systems Inc.	38,050	2,874
	Monolithic Power Systems Inc.	29,653	2,731
	SYNNEX Corp.	24,128	2,701
*	ViaSat Inc.	41,620	2,656
*	Ellie Mae Inc.	26,256	2,633
*	Entegris Inc.	110,458	2,585
*	Ciena Corp.	109,354	2,582
*	Tech Data Corp.	27,422	2,575
*	NetScout Systems Inc.	67,290	2,554
*	Medidata Solutions Inc.	42,922	2,476
*	Lumentum Holdings Inc.	46,236	2,467
*	Integrated Device Technology Inc.	102,656	2,430
*	Finisar Corp.	86,879	2,375
*	Proofpoint Inc.	31,391	2,334
*	Silicon Laboratories Inc.	30,884	2,272
*	CACI International Inc. Class A	19,256	2,259
*	Advanced Energy Industries Inc.	32,847	2,252
*	Tableau Software Inc. Class A	45,200	2,240
*	Dycom Industries Inc.	24,080	2,238
	InterDigital Inc.	25,028	2,160
	Science Applications International Corp.	28,943	2,153
*	Cree Inc.	79,857	2,135
*	ACI Worldwide Inc.	99,637	2,131
*	Verint Systems Inc.	49,123	2,131
*	Square Inc.	119,004	2,056
*	Allscripts Healthcare Solutions Inc.	160,339	2,033
*	Paycom Software Inc.	34,756	1,999
*	Viavi Solutions Inc.	185,174	1,985
*	Electronics For Imaging Inc.	38,617	1,886
*	Zendesk Inc.	66,245	1,857
*	RealPage Inc.	50,527	1,763
	Diebold Nixdorf Inc.	56,993	1,750
	TiVo Corp.	90,555	1,698
	Cogent Communications Holdings Inc.	39,423	1,697
*	Semtech Corp.	49,318	1,667
*	VeriFone Systems Inc.	88,298	1,654

*	EchoStar Corp. Class A	28,627	1,630
	Pitney Bowes Inc.	123,586	1,620
*	CommVault Systems Inc.	31,646	1,608
	Power Integrations Inc.	24,425	1,606
*	Cornerstone OnDemand Inc.	40,365	1,570
*	Twilio Inc. Class A	53,536	1,546
*,^ FireEye Inc.		121,827	1,536
*	HubSpot Inc.	24,991	1,513
*	GoDaddy Inc. Class A	39,189	1,485
	Cabot Microelectronics Corp.	19,107	1,464
*	Synaptics Inc.	29,123	1,442
*	2U Inc.	35,102	1,392
*	Inphi Corp.	28,270	1,380
*	MicroStrategy Inc. Class A	7,317	1,374
	Brooks Automation Inc.	59,722	1,338
*	Premier Inc. Class A	41,638	1,325
	Pegasystems Inc.	29,672	1,301
*	3D Systems Corp.	85,970	1,286
	Xperi Corp.	37,703	1,280
*	MaxLinear Inc.	45,138	1,266
	Plantronics Inc.	23,376	1,265
	Ebix Inc.	20,352	1,247
*	Mercury Systems Inc.	31,201	1,218
*	RingCentral Inc. Class A	42,852	1,213
*	Oclaro Inc.	120,823	1,186
*	NETGEAR Inc.	23,314	1,155
*	Infinera Corp.	112,300	1,149
*	Rambus Inc.	86,714	1,139
*	Insight Enterprises Inc.	27,701	1,138
*	Callidus Software Inc.	52,970	1,131
*	Ixia	54,869	1,078
*	New Relic Inc.	28,454	1,055
*	Ubiquiti Networks Inc.	20,954	1,053
*	Envestnet Inc.	32,295	1,043
	NIC Inc.	49,827	1,006
	West Corp.	38,803	948
*	BroadSoft Inc.	23,445	942
	CSG Systems International Inc.	24,456	925
	Progress Software Corp.	31,025	901
*	Gigamon Inc.	24,753	880
*	Q2 Holdings Inc.	24,652	859
*	InvenSense Inc.	67,600	854
*	Qualys Inc.	22,028	835
*	SPS Commerce Inc.	14,231	832
*	Web.com Group Inc.	41,782	806
*	ScanSource Inc.	20,238	794
	ADTRAN Inc.	37,233	773
*	Synchronoss Technologies Inc.	31,565	770
*	Super Micro Computer Inc.	30,131	764
*	Virtusa Corp.	24,920	753
*	Diodes Inc.	30,676	738
*	Rudolph Technologies Inc.	32,200	721
*	Cray Inc.	32,867	720
*	Amkor Technology Inc.	61,999	719
*	Vocera Communications Inc.	28,766	714
*	Applied Optoelectronics Inc.	12,550	705
*	Bottomline Technologies de Inc.	29,643	701

*	Nimble Storage Inc.	55,295	691
*,^ Gogo Inc.		62,343	686
*	Quality Systems Inc.	44,100	672
*	FormFactor Inc.	56,663	671
*	Unisys Corp.	47,838	667
	Monotype Imaging Holdings Inc.	32,718	658
*	CEVA Inc.	18,176	645
*	Shutterstock Inc.	15,200	629
*	Photronics Inc.	57,874	619
*	Extreme Networks Inc.	81,713	614
*	Nanometrics Inc.	19,633	598
*	Box Inc.	36,481	595
*	Match Group Inc.	36,306	593
*	Barracuda Networks Inc.	25,280	584
*,^ Acacia Communications Inc.		9,950	583
*	Lattice Semiconductor Corp.	83,927	581
*	ePlus Inc.	4,220	570
*	Five9 Inc.	34,058	561
*	PROS Holdings Inc.	22,964	555
*	Silver Spring Networks Inc.	47,500	536
*	Ultratech Inc.	17,803	527
	Cohu Inc.	27,773	513
*	Exar Corp.	38,335	499
*	Blucora Inc.	28,677	496
	Syntel Inc.	28,088	473
*	CalAmp Corp.	28,088	472
*	Perficient Inc.	26,666	463
*	Axcelis Technologies Inc.	23,797	447
*,^ Impinj Inc.		14,653	444
*	Carbonite Inc.	21,612	439
*	Actua Corp.	30,830	433
*	Pure Storage Inc. Class A	43,887	431
*	Varonis Systems Inc.	13,200	420
*	Harmonic Inc.	67,100	399
*	PDF Solutions Inc.	16,976	384
*	A10 Networks Inc.	41,913	383
	Hackett Group Inc.	18,781	366
*	Ultra Clean Holdings Inc.	21,296	359
*	Benefitfocus Inc.	12,755	356
*	Xcerra Corp.	40,013	356
*	Instructure Inc.	15,001	351
*	Alarm.com Holdings Inc.	11,350	349
*	Boingo Wireless Inc.	26,577	345
*	Guidance Software Inc.	58,265	344
	Comtech Telecommunications Corp.	23,122	341
*	ShoreTel Inc.	55,087	339
*	Endurance International Group Holdings Inc.	42,720	335
*	Hortonworks Inc.	33,822	332
	IXYS Corp.	22,464	327
*	VASCO Data Security International Inc.	23,843	322
*	Brightcove Inc.	34,500	307
*	CommerceHub Inc.	19,745	307
*	LivePerson Inc.	44,655	306
*	Kopin Corp.	72,876	299
*	Workiva Inc.	18,772	294
*	Loral Space & Communications Inc.	7,099	280
*	Digi International Inc.	22,736	271

^	Computer Programs & Systems Inc.	9,500	266
*	Calix Inc.	36,592	265
*	Rapid7 Inc.	17,553	263
*	NeoPhotonics Corp.	28,296	255
*	DSP Group Inc.	20,216	243
*	RigNet Inc.	11,300	242
*	Digimarc Corp.	8,814	238
*	KeyW Holding Corp.	25,000	236
*	Blackline Inc.	7,854	234
*	Appfolio Inc.	8,560	233
*	Telenav Inc.	26,591	230
*	Alpha & Omega Semiconductor Ltd.	12,823	220
*	Limelight Networks Inc.	85,421	220
*	MeetMe Inc.	36,749	216
*	ChannelAdvisor Corp.	19,132	213
	Forrester Research Inc.	5,301	211
*	Sonus Networks Inc.	30,000	198
*	Sigma Designs Inc.	31,300	196
*	Vectrus Inc.	8,238	184
	Preformed Line Products Co.	3,527	184
*	Xactly Corp.	15,300	182
*	GigPeak Inc.	59,092	182
*	Immersion Corp.	20,949	181
*	Mitek Systems Inc.	27,100	180
	PC Connection Inc.	5,891	175
*	Zix Corp.	35,671	172
	American Software Inc. Class A	16,647	171
	EMCORE Corp.	18,881	170
*	Quantum Corp.	194,228	169
*	Jive Software Inc.	38,473	165
*	Model N Inc.	15,525	162
*	CommerceHub Inc. Class A	10,472	162
	QAD Inc. Class A	5,720	159
*	MobileIron Inc.	36,400	158
*	Rosetta Stone Inc.	15,800	154
*	AXT Inc.	24,300	141
*	inTEST Corp.	21,900	138
*,^ Coupa Software Inc.		5,430	138
*	Tobira Therapeutics Inc. CV Rights	9,469	130
*	Tremor Video Inc.	64,725	129
*	Internap Corp.	34,300	128
*	Dyax Corp CVR Expire 12/31/2019	112,113	124
*	Park City Group Inc.	9,825	121
*	Amber Road Inc.	14,500	112
*	Radisys Corp.	27,955	112
*	Rocket Fuel Inc.	20,800	111
*	Agilysys Inc.	11,474	108
*	Pixelworks Inc.	23,098	108
*	Exa Corp.	8,351	106
*	USA Technologies Inc.	23,506	100
*	PAR Technology Corp.	13,813	99
*	Rightside Group Ltd.	9,960	99
*	Airgain Inc.	6,400	97
*	ARI Network Services Inc.	18,460	96
	Simulations Plus Inc.	8,096	95
*	NetSol Technologies Inc.	18,320	93
*	QuickLogic Corp.	51,440	92

*	Quantenna Communications Inc.	4,300	90
*,^ VirnetX Holding Corp.		38,200	88
*	Castlight Health Inc. Class B	23,900	87
*	Covisint Corp.	40,926	84
*	Seachange International Inc.	33,108	82
*	Key Tronic Corp.	10,986	81
*	Ooma Inc.	7,898	79
*	Tangoe Inc.	14,776	78
*	KVH Industries Inc.	9,261	78
*	iPass Inc.	64,042	75
*	Icad Inc.	15,448	74
*	Marin Software Inc.	40,800	73
*	VOXX International Corp. Class A	14,054	73
*	Clearfield Inc.	4,385	72
*	SecureWorks Corp. Class A	7,500	71
*	Amtech Systems Inc.	12,631	69
	Systemax Inc.	6,200	69
*	Edgewater Technology Inc.	8,642	64
*	Numerex Corp. Class A	13,385	64
*	Westell Technologies Inc. Class A	89,345	63
*	CVD Equipment Corp.	5,349	56
	GlobalSCAPE Inc.	14,200	56
	Concurrent Computer Corp.	10,521	51
	PC-Tel Inc.	6,670	47
*	Neonode Inc.	29,427	47
*	ADDvantage Technologies Group Inc.	24,575	46
*	Inseego Corp.	21,112	44
*	Synacor Inc.	10,600	44
*	Determine Inc.	12,197	42
*,^ SITO Mobile Ltd.		15,633	40
	AstroNova Inc.	2,500	38
*	Everbridge Inc.	1,800	37
*	NCI Inc. Class A	2,404	36
	Computer Task Group Inc.	6,500	36
*,^ Netlist Inc.		33,001	33
*	Apptio Inc. Class A	2,639	31
*	Datawatch Corp.	3,554	30
*	Qumu Corp.	9,333	26
*	GSI Technology Inc.	2,874	25
*	GlassBridge Enterprises Inc.	4,867	23
*	Ciber Inc.	58,200	23
*	BSQUARE Corp.	4,000	22
*	Support.com Inc.	9,646	21
*	BroadVision Inc.	4,181	20
	Evolving Systems Inc.	3,774	18
*	Resonant Inc.	3,300	18
*	Tabula Rasa HealthCare Inc.	1,300	18
*	FalconStor Software Inc.	43,535	17
*,^ ParkerVision Inc.		8,400	17
	QAD Inc. Class B	677	16
*,^ MoSys Inc.		7,687	16
*	FORM Holdings Corp.	7,203	16
*	Aehr Test Systems	2,500	12
*	MuleSoft Inc. Class A	476	12
*	Intermolecular Inc.	11,600	11
*	Aviat Networks Inc.	700	10
*	Sunworks Inc.	6,576	10

*	eGain Corp.	6,651	10
	TESSCO Technologies Inc.	481	8
*	TransEnterix Inc.	6,100	7
*	Nutanix Inc.	390	7
*	Adesto Technologies Corp.	1,600	7
*	Alteryx Inc. Class A	421	7
*,^ NXT-ID Inc.		3,500	6
*	Great Elm Capital Group Inc.	1,848	6
*	ID Systems Inc.	900	6
*	DASAN Zhone Solutions Inc.	837	5
*	Upland Software Inc.	300	5
*	Smith Micro Software Inc.	3,802	4
*	MRV Communications Inc.	300	3
*	WidePoint Corp.	6,600	3
*	Identiv Inc.	400	3
*	Pendrell Corp.	434	3
*	Cinedigm Corp. Class A	1,800	3
*	SharpSpring Inc.	600	3
*	Inuvo Inc.	1,600	2
*	Xplore Technologies Corp.	1,000	2
*	Data I/O Corp.	400	2
*	ARC Group Worldwide Inc.	400	2
*	GSE Systems Inc.	400	1
	Communications Systems Inc.	200	1
	TransAct Technologies Inc.	100	1
*	Streamline Health Solutions Inc.	700	1
	RELM Wireless Corp.	100	1
			3,387,559
Telecommunications (1.3%)
	AT&T Inc.	4,870,700	202,378
	Verizon Communications Inc.	3,227,158	157,324
*	T-Mobile US Inc.	231,140	14,929
*	Level 3 Communications Inc.	231,481	13,245
	CenturyLink Inc.	408,951	9,639
*	Sprint Corp.	481,773	4,182
*	Zayo Group Holdings Inc.	116,988	3,849
	Telephone & Data Systems Inc.	96,186	2,550
	Consolidated Communications Holdings Inc.	60,498	1,417
*	Vonage Holdings Corp.	176,477	1,115
*	Iridium Communications Inc.	112,464	1,085
*	8x8 Inc.	67,972	1,037
	Shenandoah Telecommunications Co.	36,882	1,035
	ATN International Inc.	14,028	988
*	Cincinnati Bell Inc.	53,572	948
	Windstream Holdings Inc.	170,682	930
*	United States Cellular Corp.	24,597	918
*	ORBCOMM Inc.	89,671	856
*	General Communication Inc. Class A	39,543	823
*,^ Globalstar Inc.		383,132	613
*	FairPoint Communications Inc.	35,320	586
*	GTT Communications Inc.	18,991	462
*	Lumos Networks Corp.	24,680	437
	Spok Holdings Inc.	21,042	400
*,^ Straight Path Communications Inc. Class B		7,678	276
	IDT Corp. Class B	21,156	269
*,^ Intelsat SA		63,120	262
*	HC2 Holdings Inc.	37,800	234

* Hawaiian Telcom Holdco Inc.	9,405	216
* pdvWireless Inc.	9,248	202
* Alaska Communications Systems Group Inc.	58,205	108
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
* Pareteum Corp.	196	—
		423,319
Utilities (1.9%)
Duke Energy Corp.	577,118	47,329
NextEra Energy Inc.	368,224	47,269
Southern Co.	790,513	39,352
Dominion Resources Inc.	493,932	38,314
American Electric Power Co. Inc.	405,058	27,192
PG&E Corp.	402,042	26,679
Exelon Corp.	715,125	25,730
Sempra Energy	192,647	21,287
Edison International	259,653	20,671
PPL Corp.	534,733	19,994
Consolidated Edison Inc.	251,478	19,530
Xcel Energy Inc.	426,696	18,967
Public Service Enterprise Group Inc.	398,699	17,682
WEC Energy Group Inc.	256,002	15,521
Eversource Energy	260,871	15,334
DTE Energy Co.	140,481	14,345
Entergy Corp.	150,192	11,409
American Water Works Co. Inc.	141,804	11,028
FirstEnergy Corp.	344,505	10,962
Ameren Corp.	193,351	10,555
CMS Energy Corp.	227,757	10,190
ONEOK Inc.	166,739	9,244
CenterPoint Energy Inc.	316,863	8,736
Pinnacle West Capital Corp.	85,646	7,141
Alliant Energy Corp.	176,286	6,983
AES Corp.	616,786	6,896
UGI Corp.	135,317	6,685
SCANA Corp.	99,374	6,494
Atmos Energy Corp.	80,091	6,326
NiSource Inc.	263,103	6,259
Westar Energy Inc. Class A	109,230	5,928
NRG Energy Inc.	282,230	5,278
Great Plains Energy Inc.	163,052	4,764
Aqua America Inc.	144,500	4,646
National Fuel Gas Co.	61,612	3,673
Vectren Corp.	62,126	3,641
WGL Holdings Inc.	41,210	3,401
Portland General Electric Co.	72,963	3,241
IDACORP Inc.	38,485	3,193
New Jersey Resources Corp.	73,672	2,917
Hawaiian Electric Industries Inc.	87,320	2,909
Southwest Gas Holdings Inc.	33,921	2,812
Black Hills Corp.	42,134	2,801
ONE Gas Inc.	40,797	2,758
PNM Resources Inc.	70,210	2,598
Spire Inc.	36,740	2,480
* Calpine Corp.	215,971	2,386
Ormat Technologies Inc.	41,778	2,385
Avangrid Inc.	55,546	2,374
ALLETE Inc.	35,011	2,371

	NorthWestern Corp.			37,935	2,227
	South Jersey Industries Inc.			61,194	2,182
	Avista Corp.			54,014	2,109
	MGE Energy Inc.			24,118	1,568
	El Paso Electric Co.			30,336	1,532
	California Water Service Group			36,932	1,324
	American States Water Co.			28,718	1,272
	Northwest Natural Gas Co.			20,607	1,218
*	TerraForm Power Inc. Class A			86,401	1,069
	Chesapeake Utilities Corp.			13,051	903
*	Dynegy Inc.			96,550	759
	SJW Group			11,883	573
	Middlesex Water Co.			10,526	389
*	Sunrun Inc.			68,555	370
	Unitil Corp.			7,314	329
*	Atlantic Power Corp.			103,002	273
	York Water Co.			7,146	250
	Connecticut Water Service Inc.			4,514	240
	Artesian Resources Corp. Class A			6,304	205
*	Cadiz Inc.			10,257	154
*	Pure Cycle Corp.			19,761	110
	Genie Energy Ltd. Class B			12,877	93
	Delta Natural Gas Co. Inc.			2,204	67
*	US Geothermal Inc.			14,479	59
*	AquaVenture Holdings Ltd.			3,100	53
	Spark Energy Inc. Class A			700	22
	Gas Natural Inc.			280	4
					620,014
Total Common Stocks (Cost $9,345,044)					19,535,030
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (25.5%)
U.S. Government Securities (16.1%)
	United States Treasury Note/Bond	0.625%	4/30/18	26,028	25,894
	United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,632
	United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,003
3	United States Treasury Note/Bond	0.875%	5/31/18	139,961	139,568
	United States Treasury Note/Bond	1.000%	5/31/18	28,887	28,842
	United States Treasury Note/Bond	2.375%	5/31/18	885	898
	United States Treasury Note/Bond	1.125%	6/15/18	2,769	2,769
	United States Treasury Note/Bond	0.625%	6/30/18	1,443	1,434
	United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,314
	United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,161
	United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,455
	United States Treasury Note/Bond	0.750%	7/31/18	68,425	68,062
	United States Treasury Note/Bond	1.375%	7/31/18	251	252
	United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,797
	United States Treasury Note/Bond	0.750%	8/31/18	9,110	9,057
	United States Treasury Note/Bond	1.500%	8/31/18	575	578
	United States Treasury Note/Bond	1.000%	9/15/18	5,468	5,454
	United States Treasury Note/Bond	0.750%	9/30/18	10,194	10,130
	United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,199
	United States Treasury Note/Bond	0.875%	10/15/18	18,750	18,662
	United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,857
	United States Treasury Note/Bond	1.750%	10/31/18	32,800	33,087

United States Treasury Note/Bond	1.250%	11/15/18	8,553	8,560
United States Treasury Note/Bond	3.750%	11/15/18	671	698
United States Treasury Note/Bond	1.000%	11/30/18	31,866	31,756
United States Treasury Note/Bond	1.250%	11/30/18	8,275	8,280
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,492
United States Treasury Note/Bond	1.250%	12/15/18	10,000	10,006
United States Treasury Note/Bond	1.250%	12/31/18	6,785	6,788
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,391
United States Treasury Note/Bond	1.500%	12/31/18	11,530	11,584
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,033
United States Treasury Note/Bond	1.125%	1/31/19	1,780	1,776
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,477
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,463
United States Treasury Note/Bond	0.750%	2/15/19	52,366	51,892
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,365
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,114
United States Treasury Note/Bond	1.125%	2/28/19	345	344
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,416
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,738
United States Treasury Note/Bond	1.000%	3/15/19	76,767	76,371
United States Treasury Note/Bond	1.250%	3/31/19	20,050	20,044
United States Treasury Note/Bond	1.500%	3/31/19	22,250	22,351
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,810
United States Treasury Note/Bond	0.875%	4/15/19	56,330	55,873
United States Treasury Note/Bond	1.250%	4/30/19	10,297	10,291
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,252
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,317
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,588
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,504
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,905
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,835
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,455
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,453
United States Treasury Note/Bond	0.750%	7/15/19	54,930	54,201
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,246
United States Treasury Note/Bond	1.625%	7/31/19	32,861	33,066
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,273
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,898
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,403
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,049
United States Treasury Note/Bond	1.625%	8/31/19	9,946	10,005
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,854
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,855
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,499
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,518
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,785
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,820
United States Treasury Note/Bond	1.000%	11/15/19	175,585	173,664
United States Treasury Note/Bond	3.375%	11/15/19	24,504	25,737
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,740
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,156
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,547
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,066
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,156
United States Treasury Note/Bond	1.375%	1/15/20	46,545	46,429
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,360
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,692

United States Treasury Note/Bond	1.375%	2/15/20	71,386	71,163
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,769
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,915
United States Treasury Note/Bond	1.375%	2/29/20	14,143	14,088
United States Treasury Note/Bond	1.625%	3/15/20	29,365	29,466
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,873
United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,158
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,868
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,905
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,769
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,694
United States Treasury Note/Bond	1.500%	5/31/20	25,018	24,951
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,735
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,738
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,115
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,345
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,280
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,049
United States Treasury Note/Bond	1.375%	10/31/20	44,079	43,590
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,983
United States Treasury Note/Bond	2.625%	11/15/20	56,233	58,052
United States Treasury Note/Bond	1.625%	11/30/20	22,750	22,679
United States Treasury Note/Bond	2.000%	11/30/20	19,950	20,153
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,651
United States Treasury Note/Bond	2.375%	12/31/20	22,442	22,968
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,071
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,268
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,231
United States Treasury Note/Bond	7.875%	2/15/21	400	491
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,768
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,384
United States Treasury Note/Bond	1.250%	3/31/21	48,585	47,583
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,208
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,021
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,286
United States Treasury Note/Bond	3.125%	5/15/21	29,512	31,043
United States Treasury Note/Bond	1.375%	5/31/21	18,030	17,709
United States Treasury Note/Bond	2.000%	5/31/21	27,003	27,206
United States Treasury Note/Bond	1.125%	6/30/21	51,329	49,845
United States Treasury Note/Bond	2.125%	6/30/21	38,700	39,160
United States Treasury Note/Bond	1.125%	7/31/21	29,345	28,460
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,922
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,846
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,749
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,208
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,150
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,504
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,937
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,600
United States Treasury Note/Bond	2.000%	11/15/21	54,050	54,287
United States Treasury Note/Bond	8.000%	11/15/21	10,770	13,670
United States Treasury Note/Bond	1.750%	11/30/21	43,980	43,692
United States Treasury Note/Bond	1.875%	11/30/21	15,600	15,583
United States Treasury Note/Bond	2.000%	12/31/21	7,848	7,877
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,389
United States Treasury Note/Bond	1.500%	1/31/22	6,050	5,931
United States Treasury Note/Bond	1.875%	1/31/22	61,130	60,996

United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,479
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,384
United States Treasury Note/Bond	1.875%	2/28/22	41,680	41,589
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,706
United States Treasury Note/Bond	1.875%	3/31/22	31,740	31,655
United States Treasury Note/Bond	1.750%	4/30/22	10,100	9,996
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,342
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,905
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,691
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,089
United States Treasury Note/Bond	1.625%	8/15/22	11,985	11,738
United States Treasury Note/Bond	1.875%	8/31/22	10,439	10,357
United States Treasury Note/Bond	1.750%	9/30/22	14,600	14,376
United States Treasury Note/Bond	1.875%	10/31/22	17,155	16,989
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,141
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,060
United States Treasury Note/Bond	2.125%	12/31/22	23,429	23,480
United States Treasury Note/Bond	1.750%	1/31/23	27,583	27,066
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,008
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,407
United States Treasury Note/Bond	1.500%	2/28/23	29,080	28,108
United States Treasury Note/Bond	1.500%	3/31/23	28,225	27,246
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,163
United States Treasury Note/Bond	1.750%	5/15/23	36,043	35,249
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,180
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,458
United States Treasury Note/Bond	1.250%	7/31/23	26,360	24,943
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,098
United States Treasury Note/Bond	6.250%	8/15/23	16,980	21,153
United States Treasury Note/Bond	1.375%	8/31/23	22,170	21,117
United States Treasury Note/Bond	1.375%	9/30/23	20,410	19,421
United States Treasury Note/Bond	1.625%	10/31/23	58,585	56,608
United States Treasury Note/Bond	2.750%	11/15/23	26,256	27,183
United States Treasury Note/Bond	2.125%	11/30/23	65,970	65,723
United States Treasury Note/Bond	2.250%	12/31/23	14,750	14,798
United States Treasury Note/Bond	2.250%	1/31/24	37,480	37,585
United States Treasury Note/Bond	2.750%	2/15/24	7,074	7,319
United States Treasury Note/Bond	2.125%	2/29/24	54,810	54,502
United States Treasury Note/Bond	2.125%	3/31/24	21,025	20,894
United States Treasury Note/Bond	2.500%	5/15/24	65,279	66,421
United States Treasury Note/Bond	2.375%	8/15/24	33,710	33,973
United States Treasury Note/Bond	2.250%	11/15/24	36,046	35,950
United States Treasury Note/Bond	7.500%	11/15/24	675	924
United States Treasury Note/Bond	2.000%	2/15/25	61,048	59,684
United States Treasury Note/Bond	2.125%	5/15/25	41,761	41,122
United States Treasury Note/Bond	2.000%	8/15/25	23,772	23,148
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,568
United States Treasury Note/Bond	2.250%	11/15/25	30,347	30,081
United States Treasury Note/Bond	1.625%	2/15/26	16,105	15,141
United States Treasury Note/Bond	6.000%	2/15/26	4,345	5,615
United States Treasury Note/Bond	1.625%	5/15/26	50,448	47,319
United States Treasury Note/Bond	1.500%	8/15/26	71,545	66,201
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,235
United States Treasury Note/Bond	2.000%	11/15/26	27,355	26,423
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,997
United States Treasury Note/Bond	2.250%	2/15/27	53,033	52,354
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,406

United States Treasury Note/Bond	5.500%	8/15/28	13,745	17,845
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,617
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,502
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,120
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,561
United States Treasury Note/Bond	5.375%	2/15/31	18,200	24,300
United States Treasury Note/Bond	4.500%	2/15/36	21,000	26,627
United States Treasury Note/Bond	4.750%	2/15/37	11,925	15,566
United States Treasury Note/Bond	5.000%	5/15/37	4,403	5,921
United States Treasury Note/Bond	4.375%	2/15/38	20,742	25,882
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,146
United States Treasury Note/Bond	3.500%	2/15/39	14,301	15,736
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,846
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,965
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,502
United States Treasury Note/Bond	4.625%	2/15/40	13,760	17,673
United States Treasury Note/Bond	4.375%	5/15/40	8,750	10,862
United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,926
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,592
United States Treasury Note/Bond	4.750%	2/15/41	15,588	20,408
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,500
United States Treasury Note/Bond	3.750%	8/15/41	9,000	10,207
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,434
United States Treasury Note/Bond	3.125%	2/15/42	11,773	12,045
United States Treasury Note/Bond	3.000%	5/15/42	13,425	13,421
United States Treasury Note/Bond	2.750%	8/15/42	23,725	22,617
United States Treasury Note/Bond	2.750%	11/15/42	73,183	69,684
United States Treasury Note/Bond	3.125%	2/15/43	3,167	3,229
United States Treasury Note/Bond	2.875%	5/15/43	28,760	27,996
United States Treasury Note/Bond	3.625%	8/15/43	36,486	40,613
United States Treasury Note/Bond	3.750%	11/15/43	23,554	26,796
United States Treasury Note/Bond	3.625%	2/15/44	29,063	32,374
United States Treasury Note/Bond	3.375%	5/15/44	11,816	12,604
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,251
United States Treasury Note/Bond	3.000%	11/15/44	20,069	19,975
United States Treasury Note/Bond	2.500%	2/15/45	36,593	32,871
United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,016
United States Treasury Note/Bond	2.875%	8/15/45	27,867	27,017
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,045
United States Treasury Note/Bond	2.500%	2/15/46	39,339	35,245
United States Treasury Note/Bond	2.500%	5/15/46	51,805	46,365
United States Treasury Note/Bond	2.250%	8/15/46	33,312	28,175
United States Treasury Note/Bond	2.875%	11/15/46	42,700	41,412
United States Treasury Note/Bond	3.000%	2/15/47	11,625	11,578
				5,275,213
Agency Bonds and Notes (0.9%)
4 AID-Iraq	2.149%	1/18/22	1,100	1,096
4 AID-Israel	5.500%	12/4/23	375	444
4 AID-Israel	5.500%	4/26/24	1,400	1,666
4 AID-Jordan	1.945%	6/23/19	600	605
4 AID-Jordan	2.503%	10/30/20	750	769
4 AID-Jordan	2.578%	6/30/22	320	326
4 AID-Tunisia	2.452%	7/24/21	250	254
4 AID-Tunisia	1.416%	8/5/21	200	194
4 AID-Ukraine	1.844%	5/16/19	350	353
4 AID-Ukraine	1.847%	5/29/20	700	709
4 AID-Ukraine	1.471%	9/29/21	675	658

2 Federal Farm Credit Banks	0.750%	4/18/18	1,500	1,494
2 Federal Farm Credit Banks	1.100%	6/1/18	400	400
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,279
2 Federal Farm Credit Banks	3.500%	12/20/23	500	536
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,000
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,655
2 Federal Home Loan Banks	0.875%	6/29/18	3,950	3,936
2 Federal Home Loan Banks	0.625%	8/7/18	2,000	1,985
2 Federal Home Loan Banks	5.375%	8/15/18	225	238
2 Federal Home Loan Banks	0.875%	10/1/18	6,000	5,965
2 Federal Home Loan Banks	1.250%	1/16/19	5,000	4,992
2 Federal Home Loan Banks	1.375%	3/18/19	6,500	6,501
2 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,273
2 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,973
2 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,953
2 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,569
2 Federal Home Loan Banks	1.875%	3/13/20	500	504
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,224
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,923
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,124
2 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,574
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,839
2 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,904
2 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,972
2 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,142
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,059
2 Federal Home Loan Banks	5.375%	8/15/24	815	975
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,650
5 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	6,000	5,978
5 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,840
5 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	10,000	9,941
5 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,701
5 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,974
5 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,921
5 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,801
5 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,157
5 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,909
5 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,478
5 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,886
5 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,725
5 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,847
5 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	377
5 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,079
5 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,486
5 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	2,997
5 Federal National Mortgage Assn.	1.875%	9/18/18	9,997	10,088
5 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	2,994
5 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,393
5 Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,107
5 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	2,001
5 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,038
5 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,863
5 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,029
5 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,973
5 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,279
5 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,044
5 Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,327

5	Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,469
5	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,811
5	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,003
5	Federal National Mortgage Assn.	1.500%	2/28/20	5,060	5,046
5	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,982
5	Federal National Mortgage Assn.	1.500%	11/30/20	4,000	3,964
5	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,009
5	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,869
5	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,942
5	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,926
5	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,000
5	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,030
5	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,002
5	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,697
5	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,027
5	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,962
5	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,868
5	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,690
2	Financing Corp.	9.800%	4/6/18	500	543
2	Financing Corp.	9.650%	11/2/18	475	536
	Private Export Funding Corp.	1.875%	7/15/18	300	302
	Private Export Funding Corp.	4.375%	3/15/19	350	369
	Private Export Funding Corp.	1.450%	8/15/19	350	349
	Private Export Funding Corp.	2.250%	3/15/20	650	661
	Private Export Funding Corp.	2.300%	9/15/20	175	177
	Private Export Funding Corp.	4.300%	12/15/21	175	192
	Private Export Funding Corp.	2.800%	5/15/22	200	206
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,122
	Private Export Funding Corp.	3.550%	1/15/24	725	769
	Private Export Funding Corp.	2.450%	7/15/24	525	519
	Private Export Funding Corp.	3.250%	6/15/25	175	182
2	Tennessee Valley Authority	4.500%	4/1/18	655	676
2	Tennessee Valley Authority	1.750%	10/15/18	600	604
2	Tennessee Valley Authority	3.875%	2/15/21	905	973
2	Tennessee Valley Authority	1.875%	8/15/22	425	419
2	Tennessee Valley Authority	2.875%	9/15/24	954	977
2	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,600
2	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,005
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,850
2	Tennessee Valley Authority	4.650%	6/15/35	500	581
2	Tennessee Valley Authority	5.880%	4/1/36	285	375
2	Tennessee Valley Authority	5.500%	6/15/38	225	288
2	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,655
2	Tennessee Valley Authority	5.375%	4/1/56	580	745
2	Tennessee Valley Authority	4.625%	9/15/60	519	589
2	Tennessee Valley Authority	4.250%	9/15/65	700	737
					290,244
Conventional Mortgage-Backed Securities (8.4%)
5,6 Fannie Mae Pool		2.000%	10/1/28–8/1/31	3,474	3,394
5,6,7Fannie Mae Pool		2.500%	1/1/27–10/1/46	103,099	103,378
5,6,7Fannie Mae Pool		3.000%	1/1/26–4/1/47	325,810	326,669
5,6,7Fannie Mae Pool		3.500%	9/1/25–4/1/47	304,709	313,204
5,6,7Fannie Mae Pool		4.000%	7/1/18–4/1/47	186,948	196,922
5,6,7Fannie Mae Pool		4.500%	1/1/18–4/1/47	87,289	93,900
5,6,7Fannie Mae Pool		5.000%	9/1/17–4/1/47	42,215	46,142
5,6 Fannie Mae Pool		5.500%	8/1/17–4/1/40	34,503	38,365
5,6 Fannie Mae Pool		6.000%	7/1/17–5/1/41	24,032	27,199

5,6	Fannie Mae Pool	6.500%	4/1/17–10/1/39	6,311	7,029
5,6	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,473	2,871
5,6	Fannie Mae Pool	7.500%	11/1/22–12/1/32	193	221
5,6	Fannie Mae Pool	8.000%	12/1/22–10/1/30	46	50
5,6	Fannie Mae Pool	8.500%	11/1/18–7/1/30	29	34
5,6	Fannie Mae Pool	9.000%	7/1/22–6/1/26	8	11
5,6	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	2
5,6	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,307	2,260
5,6,7Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	73,392	73,515
5,6,7Freddie Mac Gold Pool		3.000%	10/1/26–4/1/47	226,544	226,746
5,6,7Freddie Mac Gold Pool		3.500%	9/1/25–4/1/47	198,969	204,403
5,6,7Freddie Mac Gold Pool		4.000%	7/1/18–4/1/47	114,167	120,055
5,6,7Freddie Mac Gold Pool		4.500%	1/1/18–4/1/47	46,621	49,967
5,6	Freddie Mac Gold Pool	5.000%	4/1/17–10/1/41	23,218	25,242
5,6	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	19,910	22,154
5,6	Freddie Mac Gold Pool	6.000%	5/1/17–5/1/40	11,407	12,895
5,6	Freddie Mac Gold Pool	6.500%	5/1/17–3/1/39	2,922	3,246
5,6	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	808	942
5,6	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	128	149
5,6	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	90	104
5,6	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	15	18
5,6	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	9	9
6	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	13,234	13,411
6,7	Ginnie Mae I Pool	3.500%	11/15/25–4/1/47	13,957	14,516
6,7	Ginnie Mae I Pool	4.000%	10/15/24–4/1/47	21,441	22,704
6	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	21,609	23,224
6	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	14,986	16,488
6	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	7,702	8,626
6	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	4,853	5,506
6	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,463	1,624
6	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	604	682
6	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	187	207
6	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	118	133
6	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	20
6	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	16	19
6	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	1	1
6	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	4,851	4,816
6,7	Ginnie Mae II Pool	3.000%	2/20/27–4/1/47	227,643	230,139
6,7	Ginnie Mae II Pool	3.500%	9/20/25–4/1/47	275,185	285,905
6,7	Ginnie Mae II Pool	4.000%	9/20/25–4/1/47	123,702	130,936
6,7	Ginnie Mae II Pool	4.500%	11/20/35–4/1/47	55,551	59,910
6	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	23,393	25,376
6	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,363	8,107
6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,264	3,671
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,005	1,151
6	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	170	202
					2,758,470
Nonconventional Mortgage-Backed Securities (0.1%)
5,6	Fannie Mae Pool	2.110%	3/1/43	600	603
5,6,8Fannie Mae Pool		2.181%	6/1/42	880	914
5,6	Fannie Mae Pool	2.185%	10/1/42	237	239
5,6	Fannie Mae Pool	2.187%	6/1/43	461	466
5,6	Fannie Mae Pool	2.217%	9/1/42	280	291
5,6,8Fannie Mae Pool		2.233%	4/1/37	53	55
5,6	Fannie Mae Pool	2.262%	7/1/43	634	631
5,6	Fannie Mae Pool	2.430%	5/1/43	1,136	1,143
5,6	Fannie Mae Pool	2.441%	10/1/42	442	447

5,6 Fannie Mae Pool	2.452%	9/1/43	76	77
5,6,8Fannie Mae Pool	2.551%	9/1/37	155	165
5,6,8Fannie Mae Pool	2.678%	5/1/42	533	552
5,6 Fannie Mae Pool	2.713%	1/1/42	292	299
5,6 Fannie Mae Pool	2.716%	12/1/43	813	839
5,6,8Fannie Mae Pool	2.750%	12/1/41	167	172
5,6 Fannie Mae Pool	2.753%	3/1/42	436	454
5,6,8Fannie Mae Pool	2.854%	8/1/35	145	154
5,6,8Fannie Mae Pool	2.905%	5/1/40	49	52
5,6 Fannie Mae Pool	2.909%	12/1/40	77	81
5,6,8Fannie Mae Pool	2.910%	9/1/40	51	54
5,6,8Fannie Mae Pool	2.915%	6/1/36	5	5
5,6,8Fannie Mae Pool	2.931%	9/1/43	526	552
5,6,8Fannie Mae Pool	2.945%	7/1/39	20	21
5,6,8Fannie Mae Pool	2.950%	7/1/37	24	25
5,6,8Fannie Mae Pool	2.955%	3/1/41	134	143
5,6,8Fannie Mae Pool	2.964%	8/1/40	56	59
5,6,8Fannie Mae Pool	3.005%	5/1/41	120	127
5,6,8Fannie Mae Pool	3.006%	9/1/34–7/1/42	447	479
5,6,8Fannie Mae Pool	3.032%	12/1/33	40	42
5,6,8Fannie Mae Pool	3.041%	5/1/40	28	29
5,6,8Fannie Mae Pool	3.042%	1/1/35	145	155
5,6 Fannie Mae Pool	3.063%	2/1/41	166	174
5,6,8Fannie Mae Pool	3.086%	10/1/40	90	95
5,6 Fannie Mae Pool	3.088%	2/1/41	58	61
5,6,8Fannie Mae Pool	3.090%	8/1/39	34	36
5,6,8Fannie Mae Pool	3.107%	7/1/36	27	28
5,6,8Fannie Mae Pool	3.110%	11/1/36	130	137
5,6,8Fannie Mae Pool	3.127%	10/1/39	51	53
5,6,8Fannie Mae Pool	3.152%	8/1/37	109	115
5,6,8Fannie Mae Pool	3.166%	2/1/42	771	819
5,6,8Fannie Mae Pool	3.180%	2/1/36	77	79
5,6,8Fannie Mae Pool	3.190%	2/1/42	178	191
5,6,8Fannie Mae Pool	3.194%	11/1/39	31	33
5,6,8Fannie Mae Pool	3.250%	11/1/34	74	79
5,6,8Fannie Mae Pool	3.257%	12/1/39	108	113
5,6,8Fannie Mae Pool	3.279%	11/1/41	141	149
5,6,8Fannie Mae Pool	3.286%	10/1/40	88	93
5,6,8Fannie Mae Pool	3.295%	5/1/42	102	107
5,6,8Fannie Mae Pool	3.296%	12/1/40	163	172
5,6,8Fannie Mae Pool	3.305%	11/1/41	140	149
5,6,8Fannie Mae Pool	3.308%	12/1/41	139	148
5,6,8Fannie Mae Pool	3.310%	11/1/39	45	47
5,6,8Fannie Mae Pool	3.315%	11/1/40	48	50
5,6,8Fannie Mae Pool	3.334%	12/1/40	71	75
5,6 Fannie Mae Pool	3.344%	8/1/42	308	313
5,6,8Fannie Mae Pool	3.362%	1/1/37	132	141
5,6,8Fannie Mae Pool	3.396%	1/1/42	135	142
5,6,8Fannie Mae Pool	3.435%	11/1/33–12/1/40	110	117
5,6,8Fannie Mae Pool	3.445%	1/1/40	114	119
5,6,8Fannie Mae Pool	3.474%	2/1/41	57	57
5,6,8Fannie Mae Pool	3.491%	3/1/41	181	190
5,6 Fannie Mae Pool	3.569%	7/1/41	333	352
5,6 Fannie Mae Pool	3.619%	4/1/41	111	114
5,6 Fannie Mae Pool	3.675%	6/1/41	37	39
5,6 Fannie Mae Pool	3.771%	6/1/41	219	232
5,6,8Fannie Mae Pool	3.781%	9/1/40	181	191

5,6,8Fannie Mae Pool		3.829%	11/1/39	57	60
5,6,8Fannie Mae Pool		3.866%	8/1/39	147	152
5,6,8Fannie Mae Pool		4.482%	10/1/37	92	95
5,6	Fannie Mae Pool	5.188%	3/1/38	12	13
5,6,8Fannie Mae Pool		5.542%	4/1/37	111	116
5,6	Fannie Mae Pool	5.860%	12/1/37	111	117
5,6,8Freddie Mac Non Gold Pool		2.235%	10/1/37	5	5
5,6	Freddie Mac Non Gold Pool	2.355%	5/1/42	76	77
5,6	Freddie Mac Non Gold Pool	2.542%	11/1/43	461	465
5,6	Freddie Mac Non Gold Pool	2.712%	7/1/35	83	88
5,6	Freddie Mac Non Gold Pool	2.734%	2/1/42	217	221
5,6	Freddie Mac Non Gold Pool	2.795%	1/1/41	131	136
5,6,8Freddie Mac Non Gold Pool		2.799%	11/1/34	50	52
5,6,8Freddie Mac Non Gold Pool		2.852%	5/1/36	40	42
5,6	Freddie Mac Non Gold Pool	2.875%	5/1/38	7	7
5,6	Freddie Mac Non Gold Pool	2.905%	12/1/41	251	262
5,6	Freddie Mac Non Gold Pool	2.908%	1/1/37	112	118
5,6	Freddie Mac Non Gold Pool	3.005%	5/1/40	36	38
5,6	Freddie Mac Non Gold Pool	3.051%	1/1/41	44	46
5,6,8Freddie Mac Non Gold Pool		3.072%	10/1/36	39	42
5,6	Freddie Mac Non Gold Pool	3.074%	5/1/40	28	29
5,6,8Freddie Mac Non Gold Pool		3.075%	10/1/37	43	46
5,6	Freddie Mac Non Gold Pool	3.109%	2/1/36	43	45
5,6,8Freddie Mac Non Gold Pool		3.130%	6/1/40–6/1/41	110	114
5,6	Freddie Mac Non Gold Pool	3.131%	6/1/40	51	54
5,6	Freddie Mac Non Gold Pool	3.157%	12/1/36	51	54
5,6,8Freddie Mac Non Gold Pool		3.221%	12/1/34	56	58
5,6,8Freddie Mac Non Gold Pool		3.222%	12/1/36	40	42
5,6	Freddie Mac Non Gold Pool	3.250%	1/1/38	21	22
5,6,8Freddie Mac Non Gold Pool		3.262%	3/1/37	14	15
5,6,8Freddie Mac Non Gold Pool		3.272%	12/1/35	79	83
5,6	Freddie Mac Non Gold Pool	3.352%	1/1/35	14	15
5,6	Freddie Mac Non Gold Pool	3.362%	2/1/37	30	32
5,6,8Freddie Mac Non Gold Pool		3.363%	11/1/40	65	67
5,6,8Freddie Mac Non Gold Pool		3.364%	12/1/40	156	161
5,6,8Freddie Mac Non Gold Pool		3.380%	11/1/40	29	30
5,6,8Freddie Mac Non Gold Pool		3.397%	2/1/42	77	80
5,6	Freddie Mac Non Gold Pool	3.420%	3/1/42	251	264
5,6,8Freddie Mac Non Gold Pool		3.505%	12/1/40	51	52
5,6,8Freddie Mac Non Gold Pool		3.544%	3/1/41	39	41
5,6	Freddie Mac Non Gold Pool	3.574%	6/1/40	71	75
5,6,8Freddie Mac Non Gold Pool		3.653%	2/1/41	41	43
5,6,8Freddie Mac Non Gold Pool		3.660%	2/1/41	118	125
5,6	Freddie Mac Non Gold Pool	3.679%	9/1/40	198	208
5,6,8Freddie Mac Non Gold Pool		4.560%	9/1/37	180	185
5,6	Freddie Mac Non Gold Pool	5.125%	3/1/38	82	86
5,6	Freddie Mac Non Gold Pool	5.761%	5/1/37	140	145
6,8	Ginnie Mae II Pool	2.000%	1/20/41–3/20/43	1,598	1,649
6,8	Ginnie Mae II Pool	2.125%	7/20/38–6/20/43	715	735
6,8	Ginnie Mae II Pool	2.250% 10/20/38–12/20/42		1,450	1,496
6,8	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	1,416	1,458
6,8	Ginnie Mae II Pool	2.625%	5/20/41	70	72
6,8	Ginnie Mae II Pool	3.000% 11/20/40–10/20/41		518	538
6	Ginnie Mae II Pool	3.500%	12/20/43	139	142
					24,748
Total U.S. Government and Agency Obligations (Cost $8,368,423)					8,348,675

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
6 AEP Texas Central Transition Funding II LLC
2006-A	5.170%	1/1/18	67	68
6 Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	53	53
6 Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	50	50
6 Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
6 Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	181	181
6 Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
6 Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	111	112
6 Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
6 Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	310	311
6 Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	175
6 Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	425
6 Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
6 American Express Credit Account Master
Trust 2014-3	1.490%	4/15/20	625	626
6 American Express Credit Account Master
Trust 2014-4	1.430%	6/15/20	325	325
6 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	1,075	1,077
6 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	45	45
6 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	18	18
6 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	70	70
6 AmeriCredit Automobile Receivables Trust
2015-2	1.270%	1/8/20	206	206
6 AmeriCredit Automobile Receivables Trust
2016-3	1.460%	5/10/21	300	299
6 BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,076
6 Banc of America Commercial Mortgage Trust
2008-1	6.231%	2/10/51	935	947
6 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	175	182
6 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	300	311
6 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	1,080	1,108
6 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	420	431
Bank of Nova Scotia	2.125%	9/11/19	900	901
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,785
Bank of Nova Scotia	1.875%	4/26/21	600	589
6 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
6 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	521
6 BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	1,175	1,206
6 BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	325	336
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	890	899
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	214	214
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	923	928
6 BMW Vehicle Lease Trust 2015-1	1.240%	12/20/17	128	128
6 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	400	400
6 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	125

6 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	95	95
6 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	250
6 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	64	64
6 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	95
6 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	42	42
6 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
6 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	801
6 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
6 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	426
6 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	226
6 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	226
6 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	326
6 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	200
6 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	224
6 Capital One Multi-Asset Execution Trust 2007-
A7	5.750%	7/15/20	550	561
6 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	525	526
6 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	875	878
6 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	400	400
6 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	600	597
6 Capital One Multi-Asset Execution Trust 2016-
A3	1.340%	4/15/22	575	570
6 Capital One Multi-Asset Execution Trust 2016-
A4	1.330%	6/15/22	775	766
6 Capital One Multi-Asset Execution Trust 2016-
A6	1.820%	9/15/22	650	649
6 Capital One Multi-Asset Execution Trust 2017-
A1	2.000%	1/17/23	700	701
6 Capital One Multi-Asset Execution Trust 2017-
A3	2.430%	1/15/25	700	702
6 CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	50	50
6 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	47	47
6 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
6 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	108	108
6 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
6 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	228	228
6 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
6 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	100
6 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	150
6 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	322
6 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	113
6 CD 2007-CD5 Commercial Mortgage Trust	5.886%	11/15/44	662	665
6 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	598
6 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	612
6 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	68
6 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	518
6 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	136
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	6	6
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	85
6 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	820

6 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	442
6 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	548
6 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	403
6 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	939
6 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	597
6 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,288
6 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,049
6 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	917
6 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,075
6 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	800
6 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	597
6 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224
6 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	769
6 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	690
6 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	766
6 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	561
6 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,082
6 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,419
6 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	875
6 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	764
6 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,117
6 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,254
6 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	774
6 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,402
6 Citigroup Commercial Mortgage Trust 2007-
C6	5.779%	12/10/49	668	670
6 Citigroup Commercial Mortgage Trust 2008-
C7	6.127%	12/10/49	1,018	1,027
6 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	612
6 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	102
6 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	102
6 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	229
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	244
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	381
6 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	78
6 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	294
Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	108
6 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	100	109
6 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	129	131
6 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	75	78
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	125	133
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	125	135

6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	209
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	156
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	311
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	650	669
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	800	796
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	325	330
6	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	150	152
6	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	650	651
6	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	318	318
6	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	350	364
6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	425	442
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	225	226
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	425	424
6	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	800	820
6	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	250	243
6	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	38	38
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	198
6,9 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	233
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	353
6	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	172
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	203
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	210
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	276
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	356
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	217
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	127
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
6	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	76
6	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	484
6	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	161
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	186
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	153
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
6	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	365	395
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	233

6 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	248
6 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	280
6 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	156
6 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	357
6 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	295
6 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	347
6 COMM 2014-CCRE14 Mortgage Trust	4.601%	2/10/47	175	187
6 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	332
6 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	119
6 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	222
6 COMM 2014-CCRE15 Mortgage Trust	4.711%	2/10/47	105	113
6 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	229
6 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	105
6 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	290
6 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	104
6 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	182
6 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	131
6 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	158
6 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	678
6 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	156
6 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	328
6 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	640
6 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	127
6 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	343
6 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	435
6 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	184
6 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
6 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	81
6 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	212
6 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
6 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127
6 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	364
6 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	232
6 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	170
6 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	520
6 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	433
6 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	440
6 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	822
6 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	233
6 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	203
6 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	578
6 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	202
6 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	257
6 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	382
6 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	180
6 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	441
6 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	870
6 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	414
6 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	409
6 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
6 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	427
6 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	204
6 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	619
6 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	518
6 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	409
6 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	207

6	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	179
6	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	226	224
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	560
6	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	233
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	340
6	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	439
6	CSAIL 2015-C3 Commercial Mortgage Trust	4.110%	8/15/48	200	207
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	208
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	338
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	812
6	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	301
6	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	316
6	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	877
6	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,350
6	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,176
6	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,049
6	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	823
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	829
6	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,200
6	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	804
5,6 Fannie Mae-Aces 2010-M1		4.450%	9/25/19	138	145
5,6 Fannie Mae-Aces 2011-M2		3.764%	4/25/21	600	628
5,6 Fannie Mae-Aces 2011-M4		3.726%	6/25/21	1,250	1,306
5,6 Fannie Mae-Aces 2012-M9		1.553%	4/25/22	89	88
5,6 Fannie Mae-Aces 2013-M12		2.399%	3/25/23	955	937
5,6 Fannie Mae-Aces 2013-M4		2.608%	3/25/22	72	72
5,6 Fannie Mae-Aces 2013-M7		2.280%	12/27/22	450	445
5,6 Fannie Mae-Aces 2014-M1		2.323%	11/25/18	1,206	1,217
5,6 Fannie Mae-Aces 2014-M1		3.246%	7/25/23	1,675	1,732
5,6 Fannie Mae-Aces 2014-M10		2.171%	9/25/19	825	826
5,6 Fannie Mae-Aces 2014-M12		2.614%	10/25/21	1,250	1,265
5,6 Fannie Mae-Aces 2014-M13		1.637%	11/25/17	97	97
5,6 Fannie Mae-Aces 2014-M13		2.566%	8/25/24	157	158
5,6 Fannie Mae-Aces 2014-M13		3.021%	8/25/24	475	482
5,6 Fannie Mae-Aces 2014-M3		2.613%	1/25/24	428	433
5,6 Fannie Mae-Aces 2014-M3		3.472%	1/25/24	600	630
5,6 Fannie Mae-Aces 2014-M4		3.346%	3/25/24	625	649
5,6 Fannie Mae-Aces 2014-M6		2.679%	5/25/21	1,175	1,191
5,6 Fannie Mae-Aces 2014-M7		3.249%	6/25/24	1,255	1,297
5,6 Fannie Mae-Aces 2014-M8		2.346%	6/25/24	179	179
5,6 Fannie Mae-Aces 2014-M8		3.056%	6/25/24	650	653
5,6 Fannie Mae-Aces 2014-M9		1.462%	4/25/17	45	45
5,6 Fannie Mae-Aces 2014-M9		3.103%	7/25/24	775	789
5,6 Fannie Mae-Aces 2015-M1		1.626%	2/25/18	244	244
5,6 Fannie Mae-Aces 2015-M1		2.532%	9/25/24	1,075	1,053
5,6 Fannie Mae-Aces 2015-M10		3.092%	4/25/27	350	350
5,6 Fannie Mae-Aces 2015-M12		2.792%	5/25/25	850	847
5,6 Fannie Mae-Aces 2015-M15		2.923%	10/25/25	1,025	1,025
5,6 Fannie Mae-Aces 2015-M2		2.620%	12/25/24	763	738
5,6 Fannie Mae-Aces 2015-M3		2.723%	10/25/24	400	396
5,6 Fannie Mae-Aces 2015-M4		2.509%	7/25/22	500	501
5,6 Fannie Mae-Aces 2015-M7		1.550%	4/25/18	225	225
5,6 Fannie Mae-Aces 2015-M7		2.590%	12/25/24	750	737
5,6 Fannie Mae-Aces 2015-M8		2.344%	1/25/25	377	376
5,6 Fannie Mae-Aces 2015-M8		2.900%	1/25/25	825	827
5,6 Fannie Mae-Aces 2016-M11		2.369%	7/25/26	900	854
5,6 Fannie Mae-Aces 2016-M12		2.449%	9/25/26	950	918

5,6 Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	710
5,6 Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	392
5,6 Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	388
5,6 Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	768
5,6 Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	576
5,6 Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	196
5,6 Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	285
5,6 Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,143
5,6 Fannie Mae-Aces 2017-M2	2.784%	2/25/27	1,200	1,179
5,6 Fannie Mae-Aces 2017-M3	2.569%	12/25/26	1,500	1,439
5,6 FHLMC Multifamily Structured Pass Through
Certificates K005	3.484%	4/25/19	285	291
5,6 FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	315	322
5,6 FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	42	42
5,6 FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	582	585
5,6 FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	659	664
5,6 FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	1,775	1,898
5,6 FHLMC Multifamily Structured Pass Through
Certificates K012	4.185%	12/25/20	800	859
5,6 FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	524	559
5,6 FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	1,450	1,487
5,6 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	585	584
5,6 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	100	100
5,6 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	915	918
5,6 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	1,275	1,283
5,6 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	1,275	1,290
5,6 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	1,250	1,308
5,6 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	938	959
5,6 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	1,260	1,315
5,6 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	965	986
5,6 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	1,024	1,051
5,6 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	1,208	1,273
5,6 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	1,375	1,454
5,6 FHLMC Multifamily Structured Pass Through
Certificates K037	3.490%	1/25/24	50	53
5,6 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	351	356

5,6 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	1,475	1,544
5,6 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	251	253
5,6 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	850	886
5,6 FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	364	367
5,6 FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	1,025	1,062
5,6 FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	1,000	1,031
5,6 FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	183	182
5,6 FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	700	698
5,6 FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	187	189
5,6 FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	600	613
5,6 FHLMC Multifamily Structured Pass Through
Certificates K045	2.493%	11/25/24	400	401
5,6 FHLMC Multifamily Structured Pass Through
Certificates K045	3.023%	1/25/25	675	688
5,6 FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	650	669
5,6 FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	217	219
5,6 FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	525	544
5,6 FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	825	853
5,6 FHLMC Multifamily Structured Pass Through
Certificates K049	3.010%	7/25/25	450	458
5,6 FHLMC Multifamily Structured Pass Through
Certificates K050	3.334%	8/25/25	750	778
5,6 FHLMC Multifamily Structured Pass Through
Certificates K052	3.151%	11/25/25	450	460
5,6 FHLMC Multifamily Structured Pass Through
Certificates K053	2.995%	12/25/25	275	278
5,6 FHLMC Multifamily Structured Pass Through
Certificates K054	2.745%	1/25/26	700	693
5,6 FHLMC Multifamily Structured Pass Through
Certificates K055	2.673%	3/25/26	1,000	982
5,6 FHLMC Multifamily Structured Pass Through
Certificates K056	2.525%	5/25/26	575	558
5,6 FHLMC Multifamily Structured Pass Through
Certificates K057	2.570%	7/25/26	1,025	995
5,6 FHLMC Multifamily Structured Pass Through
Certificates K058	2.653%	8/25/26	500	489
5,6 FHLMC Multifamily Structured Pass Through
Certificates K059	3.120%	9/25/26	800	811
5,6 FHLMC Multifamily Structured Pass Through
Certificates K060	3.300%	10/25/26	1,000	1,029
5,6 FHLMC Multifamily Structured Pass Through
Certificates K061	3.347%	11/25/26	2,000	2,063

5,6 FHLMC Multifamily Structured Pass Through
Certificates K062	3.413%	12/25/26	1,400	1,451
5,6 FHLMC Multifamily Structured Pass Through
Certificates K063	3.430%	1/25/27	1,775	1,842
5,6 FHLMC Multifamily Structured Pass Through
Certificates K152	3.080%	1/25/31	400	395
5,6 FHLMC Multifamily Structured Pass Through
Certificates K503	1.384%	1/25/19	460	456
5,6 FHLMC Multifamily Structured Pass Through
Certificates K503	2.456%	8/25/19	1,250	1,266
5,6 FHLMC Multifamily Structured Pass Through
Certificates K504	2.566%	9/25/20	400	407
5,6 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	1,729	1,748
5,6 FHLMC Multifamily Structured Pass Through
Certificates K704	2.412%	8/25/18	245	247
5,6 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	372	376
5,6 FHLMC Multifamily Structured Pass Through
Certificates K707	2.220%	12/25/18	575	580
5,6 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	100	100
5,6 FHLMC Multifamily Structured Pass Through
Certificates K711	1.321%	12/25/18	485	482
5,6 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	1,675	1,673
5,6 FHLMC Multifamily Structured Pass Through
Certificates K712	1.869%	11/25/19	800	800
5,6 FHLMC Multifamily Structured Pass Through
Certificates K713	2.313%	3/25/20	2,000	2,022
5,6 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	1,630	1,681
5,6 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	1,400	1,451
5,6 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	8/25/47	217	218
5,6 FHLMC Multifamily Structured Pass Through
Certificates K717	2.991%	9/25/21	1,300	1,340
5,6 FHLMC Multifamily Structured Pass Through
Certificates K718	2.375%	9/25/21	776	777
5,6 FHLMC Multifamily Structured Pass Through
Certificates K718	2.791%	1/25/22	800	818
5,6 FHLMC Multifamily Structured Pass Through
Certificates K722	2.183%	5/25/22	395	394
5,6 FHLMC Multifamily Structured Pass Through
Certificates KW01	2.853%	1/25/26	800	799
5,6 FHLMC Multifamily Structures Pass Through
Certificates K715	2.856%	1/25/21	475	487
5,6 FHLMC Multifamily Structures Pass Through
Certificates K720	2.716%	6/25/22	525	535
5,6 FHLMC Multifamily Structures Pass Through
Certificates K723	2.454%	8/25/23	500	497
5,6 FHLMC Multifamily Structures Pass Through
Certificates K724	3.062%	11/25/23	1,000	1,030
6	Fifth Third Auto Trust 2014-1	1.140%	10/15/20	133	133
6	Fifth Third Auto Trust 2014-2	0.890%	11/15/18	27	27
6	Fifth Third Auto Trust 2014-2	1.380%	12/15/20	100	100

6 Fifth Third Auto Trust 2015-1	1.420%	3/16/20	425	425
6 Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	159	159
6 Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
6 Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	300
6 Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
6 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	5	5
6 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	22	22
6 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	73	73
6 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	89	89
6 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	67	67
6 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
6 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	139	138
6 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
6 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	220	220
6 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
6 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	200
6 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
6 Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	475
6 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	274
6 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	850	850
6 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	800	799
6 GM Financial Automobile Leasing Trust 2015-
2	1.680%	12/20/18	400	401
6 GM Financial Automobile Leasing Trust 2015-
2	1.850%	7/22/19	200	201
6 GM Financial Automobile Leasing Trust 2015-
3	1.690%	3/20/19	200	200
6 GM Financial Automobile Leasing Trust 2015-
3	1.810%	11/20/19	200	200
6 GM Financial Automobile Leasing Trust 2016-
1	1.790%	3/20/20	425	423
6 GM Financial Automobile Leasing Trust 2016-
2	1.620%	9/20/19	375	375
6 GM Financial Automobile Leasing Trust 2016-
3	1.610%	12/20/19	275	274
6 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	246	249
6 GS Mortgage Securities Corporation II 2013-
GC10	3.279%	2/10/46	92	93
6 GS Mortgage Securities Corporation II 2015-
GC30	2.726%	5/10/50	300	304
6 GS Mortgage Securities Corporation II 2015-
GC30	3.382%	5/10/50	450	456
6 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	152
6 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	778
6 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	456
6 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	327
6 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	280
6 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	118
6 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	193
6 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	141
6 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	727
6 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	214
6 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	105
6 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	134

6 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	874
6 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	290
6 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	182
6 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	157
6 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	500
6 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	133
6 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	127
6 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	260
6 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	825
6 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	127
6 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
6 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	506
6 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	443
6 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	182
6 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	409
6 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	407
6 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	296
6 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	751
6 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	280
6 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	202
6 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	647
6 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	259
6 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	108	108
6 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	27	27
6 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
6 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	88	87
6 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	189	189
6 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	100
6 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	399
6 Huntington Auto Trust 2015-1	1.240%	9/16/19	280	279
6 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	15	15
6 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	165	166
6 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	7	7
6 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	75	75
6 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
6 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
6 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	150
6 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
6 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	322
6 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	245
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.939%	4/17/45	5	5
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	800	806
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,375	1,378
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	533	555
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,751
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	451
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	149
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	110

6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	157
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	211
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	321
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	161
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.910%	12/15/46	150	163
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	679
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	178
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	78
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	341
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	942
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	411
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	335
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	128
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.026%	7/15/45	81	85
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	253
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	847
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	234
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	499	507
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	68
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	465
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	294
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	254
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	197
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	670
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	134
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.887%	1/15/47	188	203
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	503
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	99

6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	113	121
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	179
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	234
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	238
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	185
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	113
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	104
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	78
6 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	673
6 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	182
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	336
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	198
6 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	204
6 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	155
6 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	310
6 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	776
6 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	208
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	400	409
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	614
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	204
6 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	201
6 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	330
6 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	417
6 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	218
6 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	406
6 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	501
6 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	101
6 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	400	408

6 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	222
6 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	360
6 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	444
6 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	442
6 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	209
6 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	212
6 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	226
6 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	439
6 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	435
6 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	311
6 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	334
6 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,293
6 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	297
6 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	150
6 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,069
6 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	438
6 LB-UBS Commercial Mortgage Trust 2008-C1	6.126%	4/15/41	877	902
6 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	200
6 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	125
6 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	48	48
6 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	75	75
6 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	250	250
6 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	75	75
6 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	1,414	1,418
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	179
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.084%	7/15/46	2,000	2,148
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.170%	8/15/46	240	261
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.370%	8/15/46	120	129
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	325
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	482

6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	152
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	318
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.739%	11/15/46	150	162
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	181
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	36
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	227
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	102
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	152
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	129
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	178
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	394	410
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	399
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.640%	2/15/47	150	159
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	76
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	78
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	343
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.324%	6/15/47	125	134
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	400	410
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	100	105
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.442%	10/15/47	125	133
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	400	411
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	225	233
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	275	282
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	200	204
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	725	727
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	425	432
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	325	328
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	200	200

6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	225	230
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	150	155
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	450	466
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	475	490
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	250	258
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	275	285
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	300	310
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	200	208
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	250	259
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	300	306
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	800	820
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	800	775
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	950	932
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32	3.720%	12/15/49	800	825
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32	3.994%	12/15/49	325	339
6 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	59	59
6 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,067	1,077
6 Morgan Stanley Capital I Trust 2007-TOP27	5.791%	6/11/42	536	536
6 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	669
6 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	233
6 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	312
6 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	393
6 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	315
6 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	768
6 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	843
9 National Australia Bank Ltd.	2.250%	3/16/21	625	622
6 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	300
6 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	200
6 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	349
6 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	84	84
6 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	61	61
6 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	15	15
6 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
6 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	19	19
6 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
6 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	101	101
6 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	258	258
6 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	250
6 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	125
6 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	125
6 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	199
6 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	350	346

6 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	269
6 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	375	372
Royal Bank of Canada	2.200%	9/23/19	1,800	1,808
6 Royal Bank of Canada	2.000%	10/1/19	2,000	2,007
Royal Bank of Canada	2.100%	10/14/20	3,950	3,935
6 Royal Bank of Canada	1.875%	2/5/21	475	472
Royal Bank of Canada	2.300%	3/22/21	650	650
6 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	250	250
6 Synchrony Credit Card Master Note Trust
2015-2	1.600%	4/15/21	225	225
6 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	362	360
6 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	550	545
6 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	407
6 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.474%	8/15/39	24	24
9 Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,995
6 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	95	95
6 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	9	9
6 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
6 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	544	544
6 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	400
6 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	400
6 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	350
6 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	200	199
6 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	248
6 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	300	298
6 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	172
6 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	296
6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	179
6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	76
6 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	41	41
6 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	73	73
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	55	55
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	225	225
6 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	286	286
6 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	200	199
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.294%	10/15/44	2	2
6 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	229
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	125	127
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	104

6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	300	314
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	52
6 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	250	255
6 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	307
6 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	408
6 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	205
6 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	406
6 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	199
6 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	178
6 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,023
6 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	638
6 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	120
6 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	440
6 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	643
6 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	114
6 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	825	822
6 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	199
6 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	182
6 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	287
6 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	236
6 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	177
6 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	127
6 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	175
6 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	339
6 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	208
6 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	300	311
6 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	500
6 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	223

6 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	485
6 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	152
6 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	320
6 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	338
6 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	347
6 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	596
6 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,233
6 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,500	1,537
6 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	606
6 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	468
6 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	312
6 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	263
6 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
6 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	370
6 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	255
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	111
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	53
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	224
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	45
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	411
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	204
6 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	168
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	697
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	170
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	295
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	190
6 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	196
6 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	314
6 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	101
6 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	104
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	106

6 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	106
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	108
6 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	102
6 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	208
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,538
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	53
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.664%	12/15/46	75	82
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	254
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	156
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	188
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.627%	3/15/46	50	54
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	52
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	78
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	186
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	54
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	102
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	105
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	132
6 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	131
6 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	441
6 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	676
6 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	102
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	249	261
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	132
6 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	79
6 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	122
6 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	312
6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	769

6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	318
6 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	72	72
6 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	45	45
6 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
6 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	200
6 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	199
6 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	24	24
6 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	225	225
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $321,257)				321,821
Corporate Bonds (11.0%)
Finance (3.4%)
Banking (2.4%)
American Express Co.	7.000%	3/19/18	2,200	2,310
American Express Co.	2.650%	12/2/22	800	793
American Express Co.	3.625%	12/5/24	750	754
American Express Co.	4.050%	12/3/42	121	119
American Express Credit Corp.	2.125%	7/27/18	550	553
American Express Credit Corp.	2.125%	3/18/19	2,200	2,210
American Express Credit Corp.	2.250%	8/15/19	300	302
American Express Credit Corp.	2.200%	3/3/20	1,100	1,104
American Express Credit Corp.	2.375%	5/26/20	1,485	1,493
American Express Credit Corp.	2.600%	9/14/20	650	656
American Express Credit Corp.	2.250%	5/5/21	735	728
American Express Credit Corp.	2.700%	3/3/22	1,100	1,098
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,646
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	802
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	302
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	248
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	300
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	807
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,271
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	298
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	779
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	962
Bank of America Corp.	6.875%	4/25/18	4,330	4,555
Bank of America Corp.	5.650%	5/1/18	4,450	4,630
Bank of America Corp.	2.600%	1/15/19	5,369	5,425
Bank of America Corp.	5.490%	3/15/19	200	213
Bank of America Corp.	2.650%	4/1/19	2,450	2,479
Bank of America Corp.	7.625%	6/1/19	1,124	1,254
Bank of America Corp.	2.250%	4/21/20	1,000	997
Bank of America Corp.	5.625%	7/1/20	1,460	1,601
Bank of America Corp.	2.625%	10/19/20	550	552
Bank of America Corp.	2.151%	11/9/20	500	495
Bank of America Corp.	5.875%	1/5/21	145	161
Bank of America Corp.	2.625%	4/19/21	2,090	2,088
Bank of America Corp.	5.000%	5/13/21	1,205	1,307
Bank of America Corp.	5.700%	1/24/22	500	561
Bank of America Corp.	2.503%	10/21/22	1,300	1,267
Bank of America Corp.	3.300%	1/11/23	5,400	5,433
6 Bank of America Corp.	3.124%	1/20/23	410	412
Bank of America Corp.	4.100%	7/24/23	1,000	1,047
Bank of America Corp.	4.125%	1/22/24	1,400	1,462
Bank of America Corp.	4.000%	4/1/24	1,750	1,814

Bank of America Corp.	4.200%	8/26/24	3,500	3,583
Bank of America Corp.	4.000%	1/22/25	3,240	3,234
Bank of America Corp.	3.950%	4/21/25	1,500	1,493
Bank of America Corp.	3.875%	8/1/25	2,500	2,544
Bank of America Corp.	4.450%	3/3/26	725	745
Bank of America Corp.	4.250%	10/22/26	1,225	1,243
Bank of America Corp.	3.248%	10/21/27	1,000	952
Bank of America Corp.	4.183%	11/25/27	1,200	1,204
6 Bank of America Corp.	3.824%	1/20/28	1,500	1,502
Bank of America Corp.	6.110%	1/29/37	910	1,064
Bank of America Corp.	7.750%	5/14/38	2,000	2,751
Bank of America Corp.	5.875%	2/7/42	1,150	1,389
Bank of America Corp.	5.000%	1/21/44	5,200	5,671
Bank of America Corp.	4.875%	4/1/44	550	591
Bank of America Corp.	4.750%	4/21/45	350	352
6 Bank of America Corp.	4.443%	1/20/48	500	503
Bank of America NA	1.750%	6/5/18	1,350	1,353
Bank of America NA	2.050%	12/7/18	1,000	1,005
Bank of America NA	6.000%	10/15/36	350	430
Bank of Montreal	1.450%	4/9/18	500	500
Bank of Montreal	1.400%	4/10/18	850	849
Bank of Montreal	1.800%	7/31/18	1,000	1,002
Bank of Montreal	1.350%	8/28/18	400	399
Bank of Montreal	2.375%	1/25/19	575	581
Bank of Montreal	1.500%	7/18/19	1,200	1,187
Bank of Montreal	2.100%	12/12/19	675	678
Bank of Montreal	1.900%	8/27/21	1,500	1,462
Bank of Montreal	2.550%	11/6/22	450	448
Bank of New York Mellon Corp.	1.969%	6/20/17	200	200
Bank of New York Mellon Corp.	2.100%	1/15/19	325	327
Bank of New York Mellon Corp.	2.200%	3/4/19	225	227
Bank of New York Mellon Corp.	5.450%	5/15/19	350	375
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,917
Bank of New York Mellon Corp.	4.600%	1/15/20	400	427
Bank of New York Mellon Corp.	2.600%	8/17/20	300	303
Bank of New York Mellon Corp.	2.450%	11/27/20	750	752
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,971
Bank of New York Mellon Corp.	3.550%	9/23/21	625	651
Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,501
Bank of New York Mellon Corp.	2.200%	8/16/23	825	792
Bank of New York Mellon Corp.	3.650%	2/4/24	150	156
Bank of New York Mellon Corp.	3.250%	9/11/24	600	606
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,160
Bank of New York Mellon Corp.	2.450%	8/17/26	500	468
6 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,210
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	951
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,622
Bank of Nova Scotia	1.700%	6/11/18	500	501
Bank of Nova Scotia	2.050%	10/30/18	450	454
Bank of Nova Scotia	1.950%	1/15/19	625	627
Bank of Nova Scotia	2.050%	6/5/19	550	552
Bank of Nova Scotia	1.650%	6/14/19	300	298
Bank of Nova Scotia	4.375%	1/13/21	105	112
Bank of Nova Scotia	2.450%	3/22/21	3,100	3,101
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,397
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,304
Barclays Bank plc	5.140%	10/14/20	105	112

Barclays plc	2.750%	11/8/19	475	478
Barclays plc	2.875%	6/8/20	750	754
Barclays plc	3.250%	1/12/21	1,000	1,007
Barclays plc	3.200%	8/10/21	850	852
Barclays plc	3.684%	1/10/23	2,000	2,011
Barclays plc	4.375%	9/11/24	950	955
Barclays plc	3.650%	3/16/25	3,000	2,922
Barclays plc	4.375%	1/12/26	1,200	1,218
Barclays plc	5.200%	5/12/26	1,300	1,331
Barclays plc	4.337%	1/10/28	2,000	2,003
Barclays plc	5.250%	8/17/45	450	471
Barclays plc	4.950%	1/10/47	1,000	997
BB&T Corp.	1.450%	1/12/18	550	550
BB&T Corp.	2.050%	6/19/18	350	351
BB&T Corp.	2.250%	2/1/19	200	201
BB&T Corp.	6.850%	4/30/19	2,125	2,329
BB&T Corp.	2.050%	5/10/21	800	786
BB&T Corp.	2.750%	4/1/22	750	754
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,180
Bear Stearns Cos. LLC	4.650%	7/2/18	40	41
BNP Paribas SA	2.700%	8/20/18	150	152
BNP Paribas SA	2.400%	12/12/18	875	880
BNP Paribas SA	2.450%	3/17/19	600	604
BNP Paribas SA	2.375%	5/21/20	1,000	997
BNP Paribas SA	5.000%	1/15/21	2,810	3,034
BNP Paribas SA	3.250%	3/3/23	675	679
BNP Paribas SA	4.250%	10/15/24	500	506
BPCE SA	2.500%	12/10/18	650	654
BPCE SA	2.500%	7/15/19	700	703
BPCE SA	2.250%	1/27/20	675	670
BPCE SA	2.650%	2/3/21	825	822
BPCE SA	2.750%	12/2/21	500	496
BPCE SA	4.000%	4/15/24	1,200	1,246
BPCE SA	3.375%	12/2/26	250	246
Branch Banking & Trust Co.	1.450%	5/10/19	650	643
Branch Banking & Trust Co.	2.100%	1/15/20	600	601
Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,661
Branch Banking & Trust Co.	3.800%	10/30/26	400	415
Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	693
Capital One Bank USA NA	1.300%	6/5/17	550	550
Capital One Bank USA NA	2.150%	11/21/18	300	300
Capital One Bank USA NA	2.300%	6/5/19	900	901
Capital One Bank USA NA	8.800%	7/15/19	625	712
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,137
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,810
Capital One Financial Corp.	4.750%	7/15/21	280	300
Capital One Financial Corp.	3.050%	3/9/22	675	674
Capital One Financial Corp.	3.500%	6/15/23	82	83
Capital One Financial Corp.	3.750%	4/24/24	1,000	1,016
Capital One Financial Corp.	4.200%	10/29/25	500	503
Capital One Financial Corp.	3.750%	7/28/26	250	242
Capital One Financial Corp.	3.750%	3/9/27	775	768
Capital One NA	1.650%	2/5/18	2,000	2,000
Capital One NA	2.400%	9/5/19	350	351
Capital One NA	1.850%	9/13/19	825	817
Capital One NA	2.350%	1/31/20	1,000	998
Capital One NA	2.950%	7/23/21	510	513

	Capital One NA	2.250%	9/13/21	675	659
6,9 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,265	1,446
	Citigroup Inc.	1.700%	4/27/18	1,500	1,499
	Citigroup Inc.	6.125%	5/15/18	1,406	1,472
	Citigroup Inc.	2.150%	7/30/18	1,750	1,756
	Citigroup Inc.	2.500%	9/26/18	1,825	1,841
	Citigroup Inc.	2.050%	12/7/18	4,850	4,860
	Citigroup Inc.	2.550%	4/8/19	225	227
	Citigroup Inc.	2.050%	6/7/19	650	649
	Citigroup Inc.	2.500%	7/29/19	575	580
	Citigroup Inc.	2.450%	1/10/20	1,300	1,306
	Citigroup Inc.	2.400%	2/18/20	675	677
	Citigroup Inc.	5.375%	8/9/20	470	514
	Citigroup Inc.	2.700%	3/30/21	2,650	2,653
	Citigroup Inc.	2.350%	8/2/21	600	590
	Citigroup Inc.	2.900%	12/8/21	2,000	2,004
	Citigroup Inc.	4.500%	1/14/22	2,000	2,142
	Citigroup Inc.	4.050%	7/30/22	125	130
	Citigroup Inc.	3.500%	5/15/23	475	478
	Citigroup Inc.	3.875%	10/25/23	725	749
	Citigroup Inc.	3.750%	6/16/24	2,975	3,026
	Citigroup Inc.	4.000%	8/5/24	725	732
	Citigroup Inc.	3.875%	3/26/25	1,100	1,089
	Citigroup Inc.	3.300%	4/27/25	1,000	979
	Citigroup Inc.	4.400%	6/10/25	4,475	4,559
	Citigroup Inc.	5.500%	9/13/25	1,000	1,090
	Citigroup Inc.	3.700%	1/12/26	1,000	999
	Citigroup Inc.	4.600%	3/9/26	975	999
	Citigroup Inc.	3.400%	5/1/26	975	951
	Citigroup Inc.	3.200%	10/21/26	1,300	1,245
	Citigroup Inc.	4.300%	11/20/26	1,250	1,262
	Citigroup Inc.	4.450%	9/29/27	2,275	2,310
6	Citigroup Inc.	3.887%	1/10/28	2,000	2,003
	Citigroup Inc.	6.625%	1/15/28	800	962
	Citigroup Inc.	4.125%	7/25/28	975	963
	Citigroup Inc.	6.000%	10/31/33	425	485
	Citigroup Inc.	6.125%	8/25/36	1,149	1,338
	Citigroup Inc.	8.125%	7/15/39	1,099	1,615
	Citigroup Inc.	5.875%	1/30/42	1,100	1,336
	Citigroup Inc.	5.300%	5/6/44	725	776
	Citigroup Inc.	4.650%	7/30/45	1,000	1,034
	Citigroup Inc.	4.750%	5/18/46	500	493
	Citizens Bank NA	1.600%	12/4/17	325	325
	Citizens Bank NA	2.300%	12/3/18	500	502
	Citizens Bank NA	2.500%	3/14/19	1,000	1,008
	Citizens Bank NA	2.450%	12/4/19	325	327
	Citizens Bank NA	2.250%	3/2/20	725	724
	Citizens Financial Group Inc.	4.300%	12/3/25	400	412
	Comerica Bank	4.000%	7/27/25	200	201
	Commonwealth Bank of Australia	1.900%	9/18/17	250	250
	Commonwealth Bank of Australia	2.500%	9/20/18	900	909
	Commonwealth Bank of Australia	1.750%	11/2/18	650	649
	Commonwealth Bank of Australia	2.250%	3/13/19	225	226
	Commonwealth Bank of Australia	2.050%	3/15/19	475	476
	Commonwealth Bank of Australia	2.300%	9/6/19	500	503
	Commonwealth Bank of Australia	2.400%	11/2/20	650	649
	Commonwealth Bank of Australia	2.550%	3/15/21	625	624

Compass Bank	1.850%	9/29/17	225	225
Compass Bank	2.750%	9/29/19	225	226
Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,005
Cooperatieve Rabobank UA	2.250%	1/14/20	2,825	2,834
Cooperatieve Rabobank UA	4.500%	1/11/21	635	680
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,774
Cooperatieve Rabobank UA	2.750%	1/10/22	300	302
Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,187
Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,027
Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,763
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,033
Cooperatieve Rabobank UA	4.375%	8/4/25	750	767
Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,266
Cooperatieve Rabobank UA	5.250%	5/24/41	335	388
Cooperatieve Rabobank UA	5.750%	12/1/43	700	803
Cooperatieve Rabobank UA	5.250%	8/4/45	950	1,022
Credit Suisse AG	1.700%	4/27/18	1,300	1,299
Credit Suisse AG	2.300%	5/28/19	3,450	3,462
Credit Suisse AG	5.300%	8/13/19	475	509
Credit Suisse AG	5.400%	1/14/20	200	215
Credit Suisse AG	3.000%	10/29/21	800	807
credit suisse ag	3.625%	9/9/24	1,825	1,853
9 credit suisse group ag	3.574%	1/9/23	1,500	1,496
9 credit suisse group ag	4.282%	1/9/28	2,000	1,991
credit suisse group funding guernsey ltd.	3.125%	12/10/20	800	804
credit suisse group funding guernsey ltd.	3.450%	4/16/21	2,630	2,665
credit suisse group funding guernsey ltd.	3.800%	9/15/22	2,000	2,025
credit suisse group funding guernsey ltd.	3.800%	6/9/23	1,185	1,186
credit suisse group funding guernsey ltd.	3.750%	3/26/25	1,500	1,474
credit suisse group funding guernsey ltd.	4.550%	4/17/26	1,300	1,344
credit suisse group funding guernsey ltd.	4.875%	5/15/45	950	964
credit suisse usa inc.	7.125%	7/15/32	465	629
deutsche bank ag	2.500%	2/13/19	650	651
deutsche bank ag	2.850%	5/10/19	725	729
deutsche bank ag	2.950%	8/20/20	400	400
deutsche bank ag	3.125%	1/13/21	325	325
deutsche bank ag	3.375%	5/12/21	650	653
9 deutsche bank ag	4.250%	10/14/21	1,100	1,128
deutsche bank ag	3.700%	5/30/24	875	858
deutsche bank ag	4.100%	1/13/26	400	400
discover bank	2.600%	11/13/18	1,200	1,211
discover bank	7.000%	4/15/20	250	278
Discover Bank	3.200%	8/9/21	350	355
Discover Bank	4.250%	3/13/26	1,125	1,158
Discover Bank	3.450%	7/27/26	500	480
Discover Financial Services	3.850%	11/21/22	225	230
Discover Financial Services	3.950%	11/6/24	350	352
Discover Financial Services	3.750%	3/4/25	375	368
Discover Financial Services	4.100%	2/9/27	1,300	1,300
Fifth Third Bancorp	3.500%	3/15/22	825	848
Fifth Third Bancorp	4.300%	1/16/24	475	497
Fifth Third Bancorp	8.250%	3/1/38	710	1,011
Fifth Third Bank	2.150%	8/20/18	500	503
Fifth Third Bank	2.300%	3/15/19	500	503
Fifth Third Bank	2.375%	4/25/19	600	605
Fifth Third Bank	1.625%	9/27/19	500	494
Fifth Third Bank	2.250%	6/14/21	500	494

Fifth Third Bank	2.875%	10/1/21	1,435	1,452
Fifth Third Bank	3.850%	3/15/26	1,500	1,512
First Horizon National Corp.	3.500%	12/15/20	300	307
First Niagara Financial Group Inc.	6.750%	3/19/20	725	812
First Republic Bank	4.375%	8/1/46	200	192
First Republic Bank	4.625%	2/13/47	375	372
FirstMerit Bank NA	4.270%	11/25/26	450	456
FirstMerit Corp.	4.350%	2/4/23	125	130
Goldman Sachs Capital I	6.345%	2/15/34	900	1,072
Goldman Sachs Group Inc.	6.150%	4/1/18	100	104
Goldman Sachs Group Inc.	2.900%	7/19/18	4,000	4,051
Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,617
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,218
Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,288
Goldman Sachs Group Inc.	2.300%	12/13/19	1,350	1,349
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,419
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,141
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,873
Goldman Sachs Group Inc.	2.750%	9/15/20	975	983
Goldman Sachs Group Inc.	2.625%	4/25/21	500	499
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,838
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,960
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,419
Goldman Sachs Group Inc.	3.000%	4/26/22	2,225	2,230
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,024
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,525
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,355
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,213
Goldman Sachs Group Inc.	3.750%	2/25/26	2,600	2,616
Goldman Sachs Group Inc.	3.500%	11/16/26	1,500	1,468
Goldman Sachs Group Inc.	5.950%	1/15/27	630	721
Goldman Sachs Group Inc.	3.850%	1/26/27	1,900	1,908
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,591
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,344
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,420
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,621
Goldman Sachs Group Inc.	4.800%	7/8/44	2,975	3,138
Goldman Sachs Group Inc.	5.150%	5/22/45	2,875	3,016
Goldman Sachs Group Inc.	4.750%	10/21/45	500	527
HSBC Bank USA NA	4.875%	8/24/20	950	1,017
HSBC Bank USA NA	5.875%	11/1/34	675	803
HSBC Bank USA NA	5.625%	8/15/35	625	727
HSBC Bank USA NA	7.000%	1/15/39	300	401
HSBC Holdings plc	3.400%	3/8/21	1,651	1,689
HSBC Holdings plc	5.100%	4/5/21	3,560	3,868
HSBC Holdings plc	2.950%	5/25/21	2,000	2,002
HSBC Holdings plc	2.650%	1/5/22	1,800	1,775
HSBC Holdings plc	4.875%	1/14/22	160	173
HSBC Holdings plc	4.000%	3/30/22	765	805
6 HSBC Holdings plc	3.262%	3/13/23	1,300	1,307
HSBC Holdings plc	3.600%	5/25/23	1,300	1,321
HSBC Holdings plc	4.250%	3/14/24	1,000	1,013
HSBC Holdings plc	4.250%	8/18/25	750	755
HSBC Holdings plc	4.300%	3/8/26	4,070	4,227
HSBC Holdings plc	3.900%	5/25/26	2,200	2,226
HSBC Holdings plc	4.375%	11/23/26	1,000	1,008
6 HSBC Holdings plc	4.041%	3/13/28	2,000	2,020

HSBC Holdings plc	7.625%	5/17/32	400	526
HSBC Holdings plc	7.350%	11/27/32	400	508
HSBC Holdings plc	6.500%	5/2/36	1,485	1,813
HSBC Holdings plc	6.500%	9/15/37	2,160	2,657
HSBC Holdings plc	6.800%	6/1/38	550	701
HSBC Holdings plc	6.100%	1/14/42	200	251
HSBC Holdings plc	5.250%	3/14/44	3,000	3,221
HSBC USA Inc.	2.000%	8/7/18	975	976
HSBC USA Inc.	2.625%	9/24/18	850	858
HSBC USA Inc.	2.375%	11/13/19	1,300	1,306
HSBC USA Inc.	2.350%	3/5/20	1,175	1,177
HSBC USA Inc.	2.750%	8/7/20	500	506
HSBC USA Inc.	5.000%	9/27/20	645	692
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	514
Huntington Bancshares Inc.	3.150%	3/14/21	650	661
Huntington Bancshares Inc.	2.300%	1/14/22	325	317
Huntington National Bank	1.375%	4/24/17	1,100	1,100
Huntington National Bank	2.000%	6/30/18	250	251
Huntington National Bank	2.200%	11/6/18	500	502
Huntington National Bank	2.375%	3/10/20	750	753
Huntington National Bank	2.400%	4/1/20	250	250
Huntington National Bank	2.875%	8/20/20	800	812
ING Groep NV	3.150%	3/29/22	700	700
ING Groep NV	3.950%	3/29/27	1,300	1,298
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,634
Intesa Sanpaolo SPA	5.250%	1/12/24	625	657
JPMorgan Chase & Co.	1.700%	3/1/18	1,620	1,620
JPMorgan Chase & Co.	1.625%	5/15/18	2,285	2,284
JPMorgan Chase & Co.	2.350%	1/28/19	775	785
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,465
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,481
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,838
JPMorgan Chase & Co.	2.750%	6/23/20	3,615	3,659
JPMorgan Chase & Co.	4.400%	7/22/20	730	778
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,246
JPMorgan Chase & Co.	2.550%	3/1/21	800	800
JPMorgan Chase & Co.	4.625%	5/10/21	835	900
JPMorgan Chase & Co.	2.400%	6/7/21	400	398
JPMorgan Chase & Co.	2.295%	8/15/21	550	544
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,075
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,881
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,469
JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,649
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,666
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,326
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,955
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,637
JPMorgan Chase & Co.	3.625%	5/13/24	275	281
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,027
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,574
JPMorgan Chase & Co.	3.300%	4/1/26	6,800	6,662
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,093
JPMorgan Chase & Co.	2.950%	10/1/26	1,950	1,855
JPMorgan Chase & Co.	4.125%	12/15/26	6,475	6,598
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	970
6 JPMorgan Chase & Co.	3.782%	2/1/28	1,750	1,767

JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,107
JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,460
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,133
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,398
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,025
JPMorgan Chase & Co.	4.950%	6/1/45	250	263
6 JPMorgan Chase & Co.	4.260%	2/22/48	2,000	1,996
JPMorgan Chase Bank NA	1.450%	9/21/18	145	145
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	995
KeyBank NA	1.650%	2/1/18	450	450
KeyBank NA	1.700%	6/1/18	500	501
KeyBank NA	2.350%	3/8/19	500	504
KeyBank NA	2.500%	12/15/19	300	303
KeyBank NA	2.250%	3/16/20	500	501
KeyBank NA	2.500%	11/22/21	300	298
KeyBank NA	3.300%	6/1/25	500	500
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,428
Lloyds Bank plc	2.300%	11/27/18	800	805
Lloyds Bank plc	2.400%	3/17/20	125	125
Lloyds Bank plc	6.375%	1/21/21	1,875	2,125
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,194
Lloyds Banking Group plc	4.500%	11/4/24	500	512
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,101
Lloyds Banking Group plc	3.750%	1/11/27	1,000	982
Lloyds Banking Group plc	5.300%	12/1/45	200	212
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,563
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	806
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	474
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,401
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,571
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,711
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	755
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	193
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,850
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	658
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,341
Mizuho Financial Group Inc.	2.953%	2/28/22	500	500
Morgan Stanley	6.625%	4/1/18	3,235	3,386
Morgan Stanley	2.125%	4/25/18	2,925	2,937
Morgan Stanley	2.200%	12/7/18	500	502
Morgan Stanley	2.500%	1/24/19	1,675	1,691
Morgan Stanley	7.300%	5/13/19	1,390	1,536
Morgan Stanley	2.375%	7/23/19	2,500	2,514
Morgan Stanley	5.625%	9/23/19	1,715	1,852
Morgan Stanley	5.500%	1/26/20	525	569
Morgan Stanley	2.650%	1/27/20	1,600	1,615
Morgan Stanley	2.800%	6/16/20	3,600	3,641
Morgan Stanley	5.500%	7/24/20	650	711
Morgan Stanley	5.750%	1/25/21	1,335	1,480
Morgan Stanley	2.500%	4/21/21	1,600	1,593
Morgan Stanley	5.500%	7/28/21	1,575	1,747
Morgan Stanley	2.625%	11/17/21	2,200	2,186
Morgan Stanley	4.875%	11/1/22	875	946
Morgan Stanley	3.750%	2/25/23	4,000	4,130
Morgan Stanley	4.100%	5/22/23	2,025	2,091
Morgan Stanley	3.875%	4/29/24	4,700	4,837

Morgan Stanley	3.700%	10/23/24	2,550	2,588
Morgan Stanley	4.000%	7/23/25	1,900	1,960
Morgan Stanley	5.000%	11/24/25	1,000	1,073
Morgan Stanley	3.875%	1/27/26	1,800	1,824
Morgan Stanley	3.125%	7/27/26	3,150	3,009
Morgan Stanley	4.350%	9/8/26	2,780	2,835
Morgan Stanley	3.625%	1/20/27	1,500	1,485
Morgan Stanley	3.950%	4/23/27	745	738
Morgan Stanley	7.250%	4/1/32	705	957
Morgan Stanley	6.375%	7/24/42	1,200	1,533
Morgan Stanley	4.300%	1/27/45	2,500	2,476
Morgan Stanley	4.375%	1/22/47	1,500	1,506
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	850
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	749
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	281
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	338
MUFG Union Bank NA	2.125%	6/16/17	125	125
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,212
MUFG Union Bank NA	2.250%	5/6/19	300	301
National Australia Bank Ltd.	2.300%	7/25/18	750	756
National Australia Bank Ltd.	2.000%	1/14/19	300	301
National Australia Bank Ltd.	1.375%	7/12/19	650	641
National Australia Bank Ltd.	2.625%	1/14/21	200	201
National Australia Bank Ltd.	1.875%	7/12/21	650	631
National Australia Bank Ltd.	3.000%	1/20/23	325	326
National Australia Bank Ltd.	3.375%	1/14/26	150	151
National Australia Bank Ltd.	2.500%	7/12/26	950	889
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	340
Northern Trust Co.	6.500%	8/15/18	75	80
Northern Trust Corp.	3.450%	11/4/20	300	314
Northern Trust Corp.	2.375%	8/2/22	825	817
Northern Trust Corp.	3.950%	10/30/25	525	554
People's United Bank NA	4.000%	7/15/24	275	274
People's United Financial Inc.	3.650%	12/6/22	350	356
PNC Bank NA	1.600%	6/1/18	500	500
PNC Bank NA	1.850%	7/20/18	500	501
PNC Bank NA	1.800%	11/5/18	1,000	1,001
PNC Bank NA	1.700%	12/7/18	400	400
PNC Bank NA	1.950%	3/4/19	300	301
PNC Bank NA	2.250%	7/2/19	600	604
PNC Bank NA	1.450%	7/29/19	200	198
PNC Bank NA	2.400%	10/18/19	600	606
PNC Bank NA	2.300%	6/1/20	630	631
PNC Bank NA	2.600%	7/21/20	270	272
PNC Bank NA	2.450%	11/5/20	800	803
PNC Bank NA	2.150%	4/29/21	650	643
PNC Bank NA	2.550%	12/9/21	2,400	2,398
PNC Bank NA	2.625%	2/17/22	2,000	2,000
PNC Bank NA	2.950%	1/30/23	1,100	1,104
PNC Bank NA	3.800%	7/25/23	700	733
PNC Bank NA	3.300%	10/30/24	350	354
PNC Bank NA	2.950%	2/23/25	750	740
PNC Bank NA	3.250%	6/1/25	575	578
PNC Bank NA	4.200%	11/1/25	825	881
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,797
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,503

PNC Funding Corp.	6.700%	6/10/19	50	55
PNC Funding Corp.	5.125%	2/8/20	770	832
PNC Funding Corp.	4.375%	8/11/20	800	853
PNC Funding Corp.	3.300%	3/8/22	1,680	1,728
Regions Bank	6.450%	6/26/37	500	564
Regions Financial Corp.	3.200%	2/8/21	200	203
Royal Bank of Canada	1.500%	1/16/18	1,375	1,375
Royal Bank of Canada	2.200%	7/27/18	2,375	2,391
Royal Bank of Canada	1.800%	7/30/18	1,000	1,002
Royal Bank of Canada	1.500%	7/29/19	1,250	1,237
Royal Bank of Canada	2.125%	3/2/20	2,000	2,002
Royal Bank of Canada	2.350%	10/30/20	950	953
Royal Bank of Canada	2.500%	1/19/21	800	805
Royal Bank of Canada	2.750%	2/1/22	1,400	1,415
Royal Bank of Canada	4.650%	1/27/26	750	791
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,460
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	230
Santander Holdings USA Inc.	3.450%	8/27/18	625	635
Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,229
Santander Holdings USA Inc.	2.650%	4/17/20	250	249
9 Santander Holdings USA Inc.	3.700%	3/28/22	2,000	2,003
Santander Holdings USA Inc.	4.500%	7/17/25	500	508
Santander Issuances SAU	5.179%	11/19/25	1,700	1,761
Santander UK Group Holdings plc	2.875%	10/16/20	975	973
Santander UK Group Holdings plc	3.125%	1/8/21	800	805
Santander UK Group Holdings plc	2.875%	8/5/21	825	816
Santander UK Group Holdings plc	3.571%	1/10/23	700	701
Santander UK plc	3.050%	8/23/18	525	533
Santander UK plc	2.500%	3/14/19	3,150	3,175
Santander UK plc	2.350%	9/10/19	675	679
Santander UK plc	2.375%	3/16/20	750	751
Santander UK plc	4.000%	3/13/24	1,200	1,254
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	501
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,002
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,425
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	501
Societe Generale SA	2.625%	10/1/18	750	756
State Street Corp.	4.956%	3/15/18	1,025	1,054
State Street Corp.	1.350%	5/15/18	150	150
State Street Corp.	4.375%	3/7/21	615	658
State Street Corp.	1.950%	5/19/21	500	491
State Street Corp.	3.100%	5/15/23	400	403
State Street Corp.	3.300%	12/16/24	1,000	1,013
State Street Corp.	3.550%	8/18/25	385	396
State Street Corp.	2.650%	5/19/26	500	479
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,004
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	400	399
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	528
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	1,000	999
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	650
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	298
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	329
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	758
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	935
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,284
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	948

Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,256
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,001
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	995
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,676
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	623
SunTrust Bank	2.250%	1/31/20	1,500	1,504
SunTrust Bank	2.750%	5/1/23	250	245
SunTrust Bank	3.300%	5/15/26	725	704
SunTrust Banks Inc.	2.350%	11/1/18	475	478
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,010
SunTrust Banks Inc.	2.900%	3/3/21	300	304
SunTrust Banks Inc.	2.700%	1/27/22	500	499
SVB Financial Group	3.500%	1/29/25	225	219
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,375
Svenska Handelsbanken AB	2.500%	1/25/19	775	783
Svenska Handelsbanken AB	2.250%	6/17/19	850	854
Svenska Handelsbanken AB	1.500%	9/6/19	925	913
Svenska Handelsbanken AB	2.450%	3/30/21	650	649
Svenska Handelsbanken AB	1.875%	9/7/21	925	899
Synchrony Financial	2.600%	1/15/19	650	655
Synchrony Financial	3.000%	8/15/19	200	203
Synchrony Financial	2.700%	2/3/20	1,050	1,054
Synchrony Financial	3.750%	8/15/21	300	309
Synchrony Financial	4.250%	8/15/24	2,750	2,815
Synchrony Financial	3.700%	8/4/26	500	484
Toronto-Dominion Bank	1.625%	3/13/18	500	501
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,673
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,553
Toronto-Dominion Bank	2.125%	7/2/19	500	503
Toronto-Dominion Bank	1.450%	8/13/19	650	643
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,358
Toronto-Dominion Bank	2.500%	12/14/20	1,900	1,919
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,982
Toronto-Dominion Bank	1.800%	7/13/21	650	633
6 Toronto-Dominion Bank	3.625%	9/15/31	500	491
UBS AG	5.750%	4/25/18	135	141
UBS AG	2.375%	8/14/19	380	382
UBS AG	2.350%	3/26/20	350	351
UBS AG	4.875%	8/4/20	250	270
US Bancorp	2.200%	4/25/19	1,100	1,108
US Bancorp	2.350%	1/29/21	600	602
US Bancorp	4.125%	5/24/21	915	975
US Bancorp	2.625%	1/24/22	2,000	2,007
US Bancorp	3.000%	3/15/22	575	586
US Bancorp	2.950%	7/15/22	375	379
US Bancorp	3.600%	9/11/24	150	154
US Bancorp	3.100%	4/27/26	1,500	1,472
US Bank NA	1.400%	4/26/19	500	496
US Bank NA	2.125%	10/28/19	1,000	1,004
US Bank NA	2.000%	1/24/20	1,000	1,004
US Bank NA	2.800%	1/27/25	1,050	1,030
Wachovia Bank NA	5.850%	2/1/37	425	512
Wachovia Corp.	6.605%	10/1/25	1,000	1,183
Wachovia Corp.	7.500%	4/15/35	150	197
Wachovia Corp.	5.500%	8/1/35	200	226
Wachovia Corp.	6.550%	10/15/35	100	123
Wells Fargo & Co.	2.150%	1/15/19	750	754

Wells Fargo & Co.	2.600%	7/22/20	2,150	2,171
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,507
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,087
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,780
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,232
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,657
Wells Fargo & Co.	3.069%	1/24/23	3,300	3,315
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,689
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,622
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,862
Wells Fargo & Co.	4.100%	6/3/26	5,175	5,279
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,178
Wells Fargo & Co.	4.300%	7/22/27	1,300	1,351
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,113
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,718
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,233
Wells Fargo & Co.	3.900%	5/1/45	2,350	2,249
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,347
Wells Fargo & Co.	4.400%	6/14/46	1,300	1,258
Wells Fargo & Co.	4.750%	12/7/46	3,500	3,567
Wells Fargo Bank NA	1.750%	5/24/19	975	972
Wells Fargo Bank NA	2.150%	12/6/19	2,000	2,007
Wells Fargo Bank NA	5.950%	8/26/36	550	665
Wells Fargo Bank NA	6.600%	1/15/38	605	794
6 Wells Fargo Capital X	5.950%	12/1/86	425	457
Westpac Banking Corp.	2.250%	7/30/18	250	252
Westpac Banking Corp.	1.950%	11/23/18	1,000	1,002
Westpac Banking Corp.	2.250%	1/17/19	875	880
Westpac Banking Corp.	1.650%	5/13/19	725	720
Westpac Banking Corp.	1.600%	8/19/19	975	964
Westpac Banking Corp.	4.875%	11/19/19	930	994
Westpac Banking Corp.	2.150%	3/6/20	3,000	2,999
Westpac Banking Corp.	2.600%	11/23/20	975	982
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,045
Westpac Banking Corp.	2.000%	8/19/21	1,000	975
Westpac Banking Corp.	2.800%	1/11/22	2,000	2,010
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,359
Westpac Banking Corp.	2.700%	8/19/26	650	617
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,788
6 Westpac Banking Corp.	4.322%	11/23/31	2,000	2,021

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	365
Affiliated Managers Group Inc.	3.500%	8/1/25	750	732
Ameriprise Financial Inc.	7.300%	6/28/19	200	222
Ameriprise Financial Inc.	5.300%	3/15/20	125	136
Ameriprise Financial Inc.	4.000%	10/15/23	825	873
Ameriprise Financial Inc.	3.700%	10/15/24	350	361
Apollo Investment Corp.	5.250%	3/3/25	200	198
BGC Partners Inc.	5.375%	12/9/19	175	182
BGC Partners Inc.	5.125%	5/27/21	200	208
BlackRock Inc.	5.000%	12/10/19	475	514
BlackRock Inc.	4.250%	5/24/21	475	509
BlackRock Inc.	3.375%	6/1/22	475	494
BlackRock Inc.	3.500%	3/18/24	1,000	1,044
BlackRock Inc.	3.200%	3/15/27	600	600
Brookfield Asset Management Inc.	4.000%	1/15/25	550	555

Brookfield Finance Inc.	4.250%	6/2/26	150	151
Brookfield Finance LLC	4.000%	4/1/24	575	578
CBOE Holdings Inc.	3.650%	1/12/27	315	317
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,249
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,094
CME Group Inc.	3.000%	9/15/22	875	892
CME Group Inc.	3.000%	3/15/25	300	300
CME Group Inc.	5.300%	9/15/43	425	508
E*TRADE Financial Corp.	5.375%	11/15/22	350	367
E*TRADE Financial Corp.	4.625%	9/15/23	300	306
Eaton Vance Corp.	3.625%	6/15/23	200	203
Franklin Resources Inc.	4.625%	5/20/20	225	241
Franklin Resources Inc.	2.800%	9/15/22	575	577
Franklin Resources Inc.	2.850%	3/30/25	125	121
Intercontinental Exchange Inc.	2.500%	10/15/18	425	430
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,219
Intercontinental Exchange Inc.	4.000%	10/15/23	350	370
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,032
Invesco Finance plc	3.125%	11/30/22	500	506
Invesco Finance plc	4.000%	1/30/24	650	684
Invesco Finance plc	5.375%	11/30/43	900	1,023
Janus Capital Group Inc.	4.875%	8/1/25	250	265
Jefferies Group LLC	5.125%	4/13/18	320	330
Jefferies Group LLC	8.500%	7/15/19	455	515
Jefferies Group LLC	6.875%	4/15/21	620	707
Jefferies Group LLC	5.125%	1/20/23	300	322
Jefferies Group LLC	4.850%	1/15/27	1,100	1,125
Jefferies Group LLC	6.250%	1/15/36	320	335
Jefferies Group LLC	6.500%	1/20/43	250	271
Lazard Group LLC	4.250%	11/14/20	75	79
Lazard Group LLC	3.750%	2/13/25	100	99
Lazard Group LLC	3.625%	3/1/27	350	341
Legg Mason Inc.	3.950%	7/15/24	150	152
Legg Mason Inc.	4.750%	3/15/26	150	158
Legg Mason Inc.	5.625%	1/15/44	450	459
Leucadia National Corp.	5.500%	10/18/23	475	505
Leucadia National Corp.	6.625%	10/23/43	125	124
Nasdaq Inc.	5.550%	1/15/20	650	703
Nasdaq Inc.	3.850%	6/30/26	300	298
Nomura Holdings Inc.	2.750%	3/19/19	625	631
Nomura Holdings Inc.	6.700%	3/4/20	900	999
OM Asset Management plc	4.800%	7/27/26	200	199
Raymond James Financial Inc.	4.950%	7/15/46	250	247
Stifel Financial Corp.	3.500%	12/1/20	175	178
Stifel Financial Corp.	4.250%	7/18/24	575	579
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	109
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	607
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	461

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	475	501
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	1,000	1,005
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.750%	5/15/19	808	829

AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.250%	7/1/20	650	677
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	10/30/20	651	687
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.500%	5/15/21	780	817
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	5.000%	10/1/21	745	794
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	675	693
Air Lease Corp.	3.375%	1/15/19	425	433
Air Lease Corp.	4.750%	3/1/20	275	292
Air Lease Corp.	3.875%	4/1/21	1,875	1,941
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,237
Air Lease Corp.	4.250%	9/15/24	75	78
Ares Capital Corp.	4.875%	11/30/18	875	906
Ares Capital Corp.	3.875%	1/15/20	425	433
FS Investment Corp.	4.000%	7/15/19	250	252
FS Investment Corp.	4.750%	5/15/22	450	460
GATX Corp.	2.375%	7/30/18	150	151
GATX Corp.	2.500%	7/30/19	150	151
GATX Corp.	3.250%	3/30/25	375	363
GATX Corp.	3.850%	3/30/27	1,250	1,248
GATX Corp.	5.200%	3/15/44	150	153
GATX Corp.	4.500%	3/30/45	150	139
GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,152
GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,266
GE Capital International Funding Co.	4.418%	11/15/35	8,557	9,035
HSBC Finance Corp.	6.676%	1/15/21	2,136	2,413
International Lease Finance Corp.	3.875%	4/15/18	415	422
9 International Lease Finance Corp.	7.125%	9/1/18	829	886
International Lease Finance Corp.	5.875%	4/1/19	488	520
International Lease Finance Corp.	6.250%	5/15/19	613	659
International Lease Finance Corp.	8.250%	12/15/20	775	913
International Lease Finance Corp.	4.625%	4/15/21	325	341
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,406
International Lease Finance Corp.	5.875%	8/15/22	540	601
Prospect Capital Corp.	5.000%	7/15/19	175	179
Prospect Capital Corp.	5.875%	3/15/23	150	155

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	111
AEGON Funding Co. LLC	5.750%	12/15/20	664	729
Aetna Inc.	1.700%	6/7/18	1,100	1,101
Aetna Inc.	2.200%	3/15/19	250	252
Aetna Inc.	4.125%	6/1/21	320	340
Aetna Inc.	2.750%	11/15/22	650	650
Aetna Inc.	2.800%	6/15/23	950	943
Aetna Inc.	3.500%	11/15/24	495	506
Aetna Inc.	6.625%	6/15/36	500	653
Aetna Inc.	6.750%	12/15/37	350	468
Aetna Inc.	4.500%	5/15/42	375	391
Aetna Inc.	4.125%	11/15/42	325	320
Aflac Inc.	2.400%	3/16/20	150	152
Aflac Inc.	4.000%	2/15/22	325	345
Aflac Inc.	3.625%	6/15/23	1,000	1,037

Aflac Inc.	3.625%	11/15/24	80	82
Aflac Inc.	3.250%	3/17/25	325	324
Aflac Inc.	2.875%	10/15/26	600	579
Aflac Inc.	6.450%	8/15/40	79	103
Aflac Inc.	4.000%	10/15/46	150	142
Alleghany Corp.	5.625%	9/15/20	100	110
Alleghany Corp.	4.950%	6/27/22	425	466
Alleghany Corp.	4.900%	9/15/44	375	381
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	215
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	347
Allstate Corp.	3.150%	6/15/23	700	712
Allstate Corp.	3.280%	12/15/26	400	401
Allstate Corp.	5.550%	5/9/35	105	126
Allstate Corp.	4.500%	6/15/43	725	772
Allstate Corp.	4.200%	12/15/46	1,700	1,732
6 Allstate Corp.	6.500%	5/15/67	700	799
Alterra Finance LLC	6.250%	9/30/20	95	106
American Financial Group Inc.	9.875%	6/15/19	100	116
American Financial Group Inc.	3.500%	8/15/26	300	291
American International Group Inc.	2.300%	7/16/19	650	652
American International Group Inc.	3.375%	8/15/20	425	436
American International Group Inc.	6.400%	12/15/20	1,160	1,313
American International Group Inc.	4.875%	6/1/22	1,425	1,542
American International Group Inc.	4.125%	2/15/24	650	668
American International Group Inc.	3.750%	7/10/25	1,950	1,939
American International Group Inc.	3.875%	1/15/35	800	731
American International Group Inc.	4.700%	7/10/35	325	329
American International Group Inc.	6.250%	5/1/36	600	711
American International Group Inc.	4.500%	7/16/44	1,725	1,647
American International Group Inc.	4.375%	1/15/55	525	467
6 American International Group Inc.	8.175%	5/15/68	400	510
Anthem Inc.	7.000%	2/15/19	145	158
Anthem Inc.	2.250%	8/15/19	600	602
Anthem Inc.	4.350%	8/15/20	450	476
Anthem Inc.	3.700%	8/15/21	495	513
Anthem Inc.	3.125%	5/15/22	550	553
Anthem Inc.	3.300%	1/15/23	750	757
Anthem Inc.	3.500%	8/15/24	1,275	1,283
Anthem Inc.	5.950%	12/15/34	300	346
Anthem Inc.	5.850%	1/15/36	150	174
Anthem Inc.	6.375%	6/15/37	630	774
Anthem Inc.	4.625%	5/15/42	575	584
Anthem Inc.	4.650%	1/15/43	650	665
Anthem Inc.	5.100%	1/15/44	400	432
Anthem Inc.	4.650%	8/15/44	525	536
Anthem Inc.	4.850%	8/15/54	175	181
Aon Corp.	5.000%	9/30/20	990	1,070
Aon Corp.	8.205%	1/1/27	50	64
Aon Corp.	6.250%	9/30/40	150	179
Aon plc	2.800%	3/15/21	550	547
Aon plc	4.000%	11/27/23	350	366
Aon plc	3.500%	6/14/24	425	425
Aon plc	3.875%	12/15/25	525	536
Aon plc	4.450%	5/24/43	125	118
Aon plc	4.600%	6/14/44	625	605
Aon plc	4.750%	5/15/45	425	426
Arch Capital Finance LLC	4.011%	12/15/26	350	359

Arch Capital Finance LLC	5.031%	12/15/46	100	107
Arch Capital Group Ltd.	7.350%	5/1/34	500	660
Arch Capital Group US Inc.	5.144%	11/1/43	275	295
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	210
Assurant Inc.	4.000%	3/15/23	225	227
Assurant Inc.	6.750%	2/15/34	550	662
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	404
AXA SA	8.600%	12/15/30	830	1,152
AXIS Specialty Finance LLC	5.875%	6/1/20	990	1,088
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,590
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	529
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	501
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,267
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	516
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	308
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	162
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	420
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	282
Berkshire Hathaway Inc.	3.000%	2/11/23	375	382
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,450
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,666
Berkshire Hathaway Inc.	4.500%	2/11/43	925	991
Black Knight InfoServ LLC / Black Knight
Lending Solutions Inc.	5.750%	4/15/23	344	361
Brown & Brown Inc.	4.200%	9/15/24	300	310
Chubb Corp.	5.750%	5/15/18	395	413
Chubb Corp.	6.000%	5/11/37	375	476
Chubb INA Holdings Inc.	5.900%	6/15/19	340	370
Chubb INA Holdings Inc.	2.300%	11/3/20	250	251
Chubb INA Holdings Inc.	2.875%	11/3/22	650	655
Chubb INA Holdings Inc.	2.700%	3/13/23	350	347
Chubb INA Holdings Inc.	3.350%	5/15/24	275	281
Chubb INA Holdings Inc.	3.150%	3/15/25	700	703
Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,302
Chubb INA Holdings Inc.	4.150%	3/13/43	225	229
Chubb INA Holdings Inc.	4.350%	11/3/45	800	845
Cigna Corp.	5.125%	6/15/20	100	108
Cigna Corp.	4.375%	12/15/20	150	159
Cigna Corp.	4.500%	3/15/21	385	410
Cigna Corp.	4.000%	2/15/22	490	515
Cigna Corp.	3.250%	4/15/25	1,675	1,656
Cigna Corp.	6.150%	11/15/36	325	392
Cigna Corp.	5.875%	3/15/41	235	285
Cigna Corp.	5.375%	2/15/42	190	220
Cincinnati Financial Corp.	6.125%	11/1/34	325	390
CNA Financial Corp.	7.350%	11/15/19	1,102	1,245
CNA Financial Corp.	5.875%	8/15/20	145	161
CNA Financial Corp.	5.750%	8/15/21	175	195
Coventry Health Care Inc.	5.450%	6/15/21	390	432
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	183
Enstar Group Ltd.	4.500%	3/10/22	225	227
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	299
First American Financial Corp.	4.600%	11/15/24	350	353
Hanover Insurance Group Inc.	4.500%	4/15/26	300	311
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	321
Hartford Financial Services Group Inc.	5.125%	4/15/22	575	636

Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	723
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	483
Humana Inc.	7.200%	6/15/18	50	53
Humana Inc.	2.625%	10/1/19	150	152
Humana Inc.	3.150%	12/1/22	400	402
Humana Inc.	3.850%	10/1/24	450	461
Humana Inc.	3.950%	3/15/27	1,100	1,125
Humana Inc.	8.150%	6/15/38	325	451
Humana Inc.	4.625%	12/1/42	265	268
Humana Inc.	4.950%	10/1/44	400	423
Humana Inc.	4.800%	3/15/47	300	313
Kemper Corp.	4.350%	2/15/25	500	501
Lincoln National Corp.	8.750%	7/1/19	100	114
Lincoln National Corp.	6.250%	2/15/20	305	335
Lincoln National Corp.	4.200%	3/15/22	600	634
Lincoln National Corp.	4.000%	9/1/23	225	235
Lincoln National Corp.	3.350%	3/9/25	200	199
Lincoln National Corp.	3.625%	12/12/26	250	249
Lincoln National Corp.	6.150%	4/7/36	24	28
Lincoln National Corp.	6.300%	10/9/37	1,025	1,232
Loews Corp.	2.625%	5/15/23	175	171
Loews Corp.	3.750%	4/1/26	750	767
Loews Corp.	6.000%	2/1/35	200	240
Loews Corp.	4.125%	5/15/43	475	457
Manulife Financial Corp.	4.900%	9/17/20	475	511
Manulife Financial Corp.	4.150%	3/4/26	925	977
6 Manulife Financial Corp.	4.061%	2/24/32	960	964
Manulife Financial Corp.	5.375%	3/4/46	500	580
Markel Corp.	4.900%	7/1/22	575	623
Markel Corp.	3.625%	3/30/23	175	179
Markel Corp.	5.000%	3/30/43	125	127
Markel Corp.	5.000%	4/5/46	350	362
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	228
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	502
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	591
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	377
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	368
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,350	2,390
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	385
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,273
Mercury General Corp.	4.400%	3/15/27	300	300
MetLife Inc.	6.817%	8/15/18	580	618
MetLife Inc.	7.717%	2/15/19	105	116
MetLife Inc.	4.750%	2/8/21	305	330
MetLife Inc.	3.048%	12/15/22	725	734
MetLife Inc.	4.368%	9/15/23	500	538
MetLife Inc.	3.600%	4/10/24	750	774
MetLife Inc.	3.000%	3/1/25	500	490
MetLife Inc.	6.500%	12/15/32	250	321
MetLife Inc.	6.375%	6/15/34	505	645
MetLife Inc.	5.700%	6/15/35	675	811
MetLife Inc.	5.875%	2/6/41	440	537
MetLife Inc.	4.125%	8/13/42	475	464
MetLife Inc.	4.875%	11/13/43	600	654
MetLife Inc.	4.721%	12/15/44	1,200	1,276

MetLife Inc.	4.050%	3/1/45	1,000	971
MetLife Inc.	4.600%	5/13/46	130	137
6 MetLife Inc.	6.400%	12/15/66	1,505	1,650
Montpelier Re Holdings Ltd.	4.700%	10/15/22	225	239
Old Republic International Corp.	4.875%	10/1/24	450	476
Old Republic International Corp.	3.875%	8/26/26	825	813
PartnerRe Finance B LLC	5.500%	6/1/20	200	219
Principal Financial Group Inc.	3.125%	5/15/23	200	200
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,500
Principal Financial Group Inc.	3.100%	11/15/26	300	292
Principal Financial Group Inc.	4.350%	5/15/43	125	126
Principal Financial Group Inc.	4.300%	11/15/46	350	352
6 Principal Financial Group Inc.	4.700%	5/15/55	925	942
Progressive Corp.	3.750%	8/23/21	2,445	2,581
Progressive Corp.	2.450%	1/15/27	350	328
Progressive Corp.	6.625%	3/1/29	150	193
Progressive Corp.	3.700%	1/26/45	250	237
Protective Life Corp.	7.375%	10/15/19	100	112
Prudential Financial Inc.	2.300%	8/15/18	825	830
Prudential Financial Inc.	7.375%	6/15/19	455	507
Prudential Financial Inc.	2.350%	8/15/19	225	227
Prudential Financial Inc.	5.375%	6/21/20	430	472
Prudential Financial Inc.	4.500%	11/15/20	75	80
Prudential Financial Inc.	3.500%	5/15/24	450	464
Prudential Financial Inc.	5.750%	7/15/33	1,545	1,813
Prudential Financial Inc.	5.400%	6/13/35	295	336
Prudential Financial Inc.	5.900%	3/17/36	775	922
Prudential Financial Inc.	5.700%	12/14/36	505	598
Prudential Financial Inc.	6.625%	12/1/37	500	644
Prudential Financial Inc.	6.625%	6/21/40	250	325
Prudential Financial Inc.	5.625%	5/12/41	105	123
6 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,819
6 Prudential Financial Inc.	5.625%	6/15/43	975	1,044
Prudential Financial Inc.	5.100%	8/15/43	225	250
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,582
6 Prudential Financial Inc.	5.375%	5/15/45	650	680
Reinsurance Group of America Inc.	6.450%	11/15/19	275	303
Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,671
Reinsurance Group of America Inc.	4.700%	9/15/23	250	269
Reinsurance Group of America Inc.	3.950%	9/15/26	100	101
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	310
Torchmark Corp.	3.800%	9/15/22	200	207
Transatlantic Holdings Inc.	8.000%	11/30/39	625	823
Travelers Cos. Inc.	5.800%	5/15/18	910	952
Travelers Cos. Inc.	3.900%	11/1/20	330	349
Travelers Cos. Inc.	6.750%	6/20/36	475	644
Travelers Cos. Inc.	6.250%	6/15/37	145	189
Travelers Cos. Inc.	5.350%	11/1/40	130	156
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,090
Travelers Cos. Inc.	4.300%	8/25/45	250	262
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,004
UnitedHealth Group Inc.	1.625%	3/15/19	325	324
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	970
UnitedHealth Group Inc.	4.700%	2/15/21	165	179
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,642
UnitedHealth Group Inc.	2.875%	12/15/21	500	508

UnitedHealth Group Inc.	2.875%	3/15/22	525	534
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,604
UnitedHealth Group Inc.	2.750%	2/15/23	400	399
UnitedHealth Group Inc.	2.875%	3/15/23	200	201
UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,087
UnitedHealth Group Inc.	3.450%	1/15/27	600	609
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,536
UnitedHealth Group Inc.	4.625%	7/15/35	300	328
UnitedHealth Group Inc.	6.500%	6/15/37	200	262
UnitedHealth Group Inc.	6.625%	11/15/37	325	431
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,919
UnitedHealth Group Inc.	5.950%	2/15/41	240	302
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,253
UnitedHealth Group Inc.	4.375%	3/15/42	325	335
UnitedHealth Group Inc.	3.950%	10/15/42	400	389
UnitedHealth Group Inc.	4.250%	3/15/43	75	76
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,453
UnitedHealth Group Inc.	4.200%	1/15/47	775	784
UnitedHealth Group Inc.	4.250%	4/15/47	2,000	2,041
Unum Group	5.625%	9/15/20	50	55
Unum Group	3.000%	5/15/21	450	454
Unum Group	4.000%	3/15/24	200	204
Unum Group	5.750%	8/15/42	200	225
Voya Financial Inc.	3.650%	6/15/26	250	247
Voya Financial Inc.	5.700%	7/15/43	350	388
Voya Financial Inc.	4.800%	6/15/46	300	297
Willis Towers Watson plc	5.750%	3/15/21	265	290
WR Berkley Corp.	5.375%	9/15/20	50	55
WR Berkley Corp.	4.625%	3/15/22	225	242
XLIT Ltd.	5.750%	10/1/21	545	604
XLIT Ltd.	6.375%	11/15/24	100	117
XLIT Ltd.	4.450%	3/31/25	200	201
XLIT Ltd.	5.250%	12/15/43	100	106
XLIT Ltd.	5.500%	3/31/45	1,550	1,552

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	251
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	319
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	76
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	310
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	251
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	349
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	206
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	254
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	259
AvalonBay Communities Inc.	2.850%	3/15/23	200	197
AvalonBay Communities Inc.	4.200%	12/15/23	175	185
AvalonBay Communities Inc.	3.500%	11/15/24	250	253
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,304
AvalonBay Communities Inc.	2.950%	5/11/26	250	240
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
Boston Properties LP	3.700%	11/15/18	920	943
Boston Properties LP	5.625%	11/15/20	325	358
Boston Properties LP	4.125%	5/15/21	190	200
Boston Properties LP	3.850%	2/1/23	950	985

Boston Properties LP	3.125%	9/1/23	1,375	1,367
Boston Properties LP	2.750%	10/1/26	475	437
Brandywine Operating Partnership LP	4.950%	4/15/18	725	745
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,462
Brixmor Operating Partnership LP	4.125%	6/15/26	400	401
Brixmor Operating Partnership LP	3.900%	3/15/27	300	294
Care Capital Properties LP	5.125%	8/15/26	100	99
CBL & Associates LP	5.250%	12/1/23	600	584
CBL & Associates LP	4.600%	10/15/24	175	161
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	102
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,080
Corporate Office Properties LP	3.700%	6/15/21	200	204
Corporate Office Properties LP	3.600%	5/15/23	200	195
CubeSmart LP	4.375%	12/15/23	500	522
CubeSmart LP	4.000%	11/15/25	160	162
CubeSmart LP	3.125%	9/1/26	425	399
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	210
DDR Corp.	7.875%	9/1/20	500	580
DDR Corp.	3.500%	1/15/21	225	227
DDR Corp.	4.625%	7/15/22	675	709
DDR Corp.	3.375%	5/15/23	400	387
DDR Corp.	4.250%	2/1/26	250	248
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,291
Digital Realty Trust LP	3.950%	7/1/22	900	940
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,617
Duke Realty LP	3.625%	4/15/23	275	278
Duke Realty LP	3.250%	6/30/26	75	73
EPR Properties	5.750%	8/15/22	75	82
EPR Properties	5.250%	7/15/23	400	420
EPR Properties	4.500%	4/1/25	300	300
EPR Properties	4.750%	12/15/26	500	503
ERP Operating LP	2.375%	7/1/19	375	378
ERP Operating LP	4.750%	7/15/20	215	230
ERP Operating LP	4.625%	12/15/21	69	74
ERP Operating LP	3.000%	4/15/23	625	618
ERP Operating LP	3.375%	6/1/25	350	347
ERP Operating LP	2.850%	11/1/26	1,300	1,228
ERP Operating LP	4.500%	7/1/44	550	558
ERP Operating LP	4.500%	6/1/45	350	357
Essex Portfolio LP	5.200%	3/15/21	175	189
Essex Portfolio LP	3.375%	1/15/23	1,150	1,151
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	199
Essex Portfolio LP	3.375%	4/15/26	300	292
Federal Realty Investment Trust	2.750%	6/1/23	325	315
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,017
HCP Inc.	2.625%	2/1/20	1,800	1,809
HCP Inc.	5.375%	2/1/21	80	87
HCP Inc.	3.150%	8/1/22	150	149
HCP Inc.	4.000%	12/1/22	2,135	2,205
HCP Inc.	3.400%	2/1/25	400	387
HCP Inc.	6.750%	2/1/41	175	215
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	159
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	178
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	100

Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	456
Highwoods Realty LP	3.200%	6/15/21	500	507
Hospitality Properties Trust	4.500%	6/15/23	374	387
Hospitality Properties Trust	4.650%	3/15/24	200	204
Hospitality Properties Trust	4.500%	3/15/25	125	124
Hospitality Properties Trust	5.250%	2/15/26	225	236
Hospitality Properties Trust	4.950%	2/15/27	325	334
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,222
Host Hotels & Resorts LP	5.250%	3/15/22	500	542
Host Hotels & Resorts LP	3.750%	10/15/23	240	242
Host Hotels & Resorts LP	3.875%	4/1/24	300	302
Host Hotels & Resorts LP	4.000%	6/15/25	175	175
Kilroy Realty LP	4.800%	7/15/18	800	824
Kilroy Realty LP	3.800%	1/15/23	100	103
Kimco Realty Corp.	6.875%	10/1/19	50	56
Kimco Realty Corp.	3.200%	5/1/21	500	506
Kimco Realty Corp.	3.125%	6/1/23	550	543
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,188
Kimco Realty Corp.	3.800%	4/1/27	400	399
Kite Realty Group LP	4.000%	10/1/26	725	699
Liberty Property LP	3.375%	6/15/23	575	576
Liberty Property LP	4.400%	2/15/24	325	343
Liberty Property LP	3.750%	4/1/25	725	733
LifeStorage LP	3.500%	7/1/26	1,175	1,122
Mack-Cali Realty LP	4.500%	4/18/22	225	228
Mid-America Apartments LP	4.300%	10/15/23	350	369
Mid-America Apartments LP	3.750%	6/15/24	200	204
National Retail Properties Inc.	5.500%	7/15/21	50	55
National Retail Properties Inc.	3.800%	10/15/22	500	519
National Retail Properties Inc.	3.900%	6/15/24	275	282
National Retail Properties Inc.	4.000%	11/15/25	450	459
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	283
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	174
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,340
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	980
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	296
Physicians Realty LP	4.300%	3/15/27	650	651
Piedmont Operating Partnership LP	3.400%	6/1/23	125	121
Piedmont Operating Partnership LP	4.450%	3/15/24	275	279
ProLogis LP	2.750%	2/15/19	875	887
Realty Income Corp.	6.750%	8/15/19	935	1,033
Realty Income Corp.	3.250%	10/15/22	100	101
Realty Income Corp.	3.875%	7/15/24	250	257
Realty Income Corp.	4.125%	10/15/26	775	798
Realty Income Corp.	3.000%	1/15/27	400	376
Realty Income Corp.	4.650%	3/15/47	600	613
Regency Centers LP	3.600%	2/1/27	225	223
Regency Centers LP	4.400%	2/1/47	225	221
Select Income REIT	2.850%	2/1/18	175	176
Select Income REIT	4.150%	2/1/22	225	226
Select Income REIT	4.500%	2/1/25	250	250
Senior Housing Properties Trust	3.250%	5/1/19	475	479
Senior Housing Properties Trust	4.750%	5/1/24	175	179
Simon Property Group LP	2.200%	2/1/19	2,700	2,715
Simon Property Group LP	5.650%	2/1/20	1,250	1,360
Simon Property Group LP	4.375%	3/1/21	555	591
Simon Property Group LP	4.125%	12/1/21	525	556

Simon Property Group LP	2.350%	1/30/22	500	493
Simon Property Group LP	3.375%	3/15/22	250	258
Simon Property Group LP	2.750%	2/1/23	400	395
Simon Property Group LP	3.750%	2/1/24	500	518
Simon Property Group LP	3.300%	1/15/26	100	99
Simon Property Group LP	3.250%	11/30/26	600	587
Simon Property Group LP	6.750%	2/1/40	300	392
Simon Property Group LP	4.750%	3/15/42	225	236
Simon Property Group LP	4.250%	11/30/46	500	483
Tanger Properties LP	3.875%	12/1/23	125	126
Tanger Properties LP	3.750%	12/1/24	200	198
Tanger Properties LP	3.125%	9/1/26	375	349
UDR Inc.	4.250%	6/1/18	400	411
UDR Inc.	3.700%	10/1/20	150	155
UDR Inc.	4.625%	1/10/22	2,575	2,750
UDR Inc.	2.950%	9/1/26	600	560
Ventas Realty LP	3.125%	6/15/23	850	837
Ventas Realty LP	3.750%	5/1/24	200	202
Ventas Realty LP	3.850%	4/1/27	275	273
Ventas Realty LP	5.700%	9/30/43	450	510
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	594
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,679
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	147
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	503
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,407
Vornado Realty LP	2.500%	6/30/19	275	277
Vornado Realty LP	5.000%	1/15/22	100	108
Washington Prime Group LP	3.850%	4/1/20	200	201
Washington REIT	4.950%	10/1/20	125	132
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	202
Weingarten Realty Investors	3.500%	4/15/23	250	250
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	4.125%	4/1/19	300	310
Welltower Inc.	4.950%	1/15/21	750	805
Welltower Inc.	5.250%	1/15/22	2,601	2,853
Welltower Inc.	3.750%	3/15/23	325	333
Welltower Inc.	4.500%	1/15/24	125	132
Welltower Inc.	4.000%	6/1/25	1,125	1,141
Welltower Inc.	4.250%	4/1/26	450	463
Welltower Inc.	6.500%	3/15/41	200	245
WP Carey Inc.	4.600%	4/1/24	300	311
WP Carey Inc.	4.000%	2/1/25	200	197
WP Carey Inc.	4.250%	10/1/26	300	297
				1,116,400
Industrial (6.8%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,456
Agrium Inc.	3.150%	10/1/22	2,310	2,318
Agrium Inc.	3.500%	6/1/23	275	277
Agrium Inc.	3.375%	3/15/25	550	543
Agrium Inc.	4.125%	3/15/35	250	241
Agrium Inc.	4.900%	6/1/43	125	130
Agrium Inc.	5.250%	1/15/45	500	546
Air Products & Chemicals Inc.	3.000%	11/3/21	190	195
Air Products & Chemicals Inc.	2.750%	2/3/23	200	200

Air Products & Chemicals Inc.	3.350%	7/31/24	700	721
Airgas Inc.	3.050%	8/1/20	200	206
Airgas Inc.	3.650%	7/15/24	750	779
Albemarle Corp.	4.150%	12/1/24	300	312
Albemarle Corp.	5.450%	12/1/44	325	359
Barrick Gold Corp.	4.100%	5/1/23	1,372	1,459
Barrick Gold Corp.	5.250%	4/1/42	500	542
Barrick North America Finance LLC	4.400%	5/30/21	461	493
Barrick North America Finance LLC	7.500%	9/15/38	25	32
Barrick North America Finance LLC	5.700%	5/30/41	750	855
Barrick North America Finance LLC	5.750%	5/1/43	850	987
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	450	512
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	814
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	822
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,203
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,680
Braskem Finance Ltd.	6.450%	2/3/24	200	215
Cabot Corp.	3.700%	7/15/22	50	51
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,474
Domtar Corp.	6.250%	9/1/42	50	49
Domtar Corp.	6.750%	2/15/44	400	425
Dow Chemical Co.	8.550%	5/15/19	1,810	2,051
Dow Chemical Co.	4.250%	11/15/20	1,630	1,727
Dow Chemical Co.	4.125%	11/15/21	2,035	2,157
Dow Chemical Co.	3.000%	11/15/22	700	707
Dow Chemical Co.	3.500%	10/1/24	600	610
Dow Chemical Co.	7.375%	11/1/29	100	136
Dow Chemical Co.	4.250%	10/1/34	350	349
Dow Chemical Co.	9.400%	5/15/39	960	1,511
Dow Chemical Co.	5.250%	11/15/41	375	412
Dow Chemical Co.	4.375%	11/15/42	900	891
Dow Chemical Co.	4.625%	10/1/44	500	511
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,194
Eastman Chemical Co.	2.700%	1/15/20	400	405
Eastman Chemical Co.	3.600%	8/15/22	317	327
Eastman Chemical Co.	4.800%	9/1/42	400	409
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,005
Ecolab Inc.	2.000%	1/14/19	200	201
Ecolab Inc.	2.250%	1/12/20	200	201
Ecolab Inc.	4.350%	12/8/21	463	500
Ecolab Inc.	3.250%	1/14/23	200	204
Ecolab Inc.	2.700%	11/1/26	600	570
Ecolab Inc.	5.500%	12/8/41	625	739
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	739
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	320
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,476
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	372
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	74
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	621
EI du Pont de Nemours & Co.	4.900%	1/15/41	650	705
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	122
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	257
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	768
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,830
Goldcorp Inc.	3.625%	6/9/21	700	719
Goldcorp Inc.	3.700%	3/15/23	600	611

Goldcorp Inc.	5.450%	6/9/44	1,050	1,113
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
International Paper Co.	7.500%	8/15/21	910	1,083
International Paper Co.	4.750%	2/15/22	1,888	2,048
International Paper Co.	3.650%	6/15/24	400	407
International Paper Co.	3.800%	1/15/26	350	354
International Paper Co.	3.000%	2/15/27	1,500	1,405
International Paper Co.	5.000%	9/15/35	150	160
International Paper Co.	7.300%	11/15/39	805	1,048
International Paper Co.	6.000%	11/15/41	300	348
International Paper Co.	4.800%	6/15/44	500	498
International Paper Co.	5.150%	5/15/46	525	548
International Paper Co.	4.400%	8/15/47	1,050	988
LYB International Finance BV	4.000%	7/15/23	500	521
LYB International Finance BV	5.250%	7/15/43	500	545
LYB International Finance BV	4.875%	3/15/44	400	412
LYB International Finance II BV	3.500%	3/2/27	400	393
LyondellBasell Industries NV	5.000%	4/15/19	850	896
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,588
LyondellBasell Industries NV	4.625%	2/26/55	950	893
Meadwestvaco Corp.	7.950%	2/15/31	300	404
Methanex Corp.	5.650%	12/1/44	200	192
Monsanto Co.	2.125%	7/15/19	800	800
Monsanto Co.	2.750%	7/15/21	600	601
Monsanto Co.	2.200%	7/15/22	175	168
Monsanto Co.	2.850%	4/15/25	250	239
Monsanto Co.	4.200%	7/15/34	400	395
Monsanto Co.	5.875%	4/15/38	375	436
Monsanto Co.	3.600%	7/15/42	250	212
Monsanto Co.	4.400%	7/15/44	400	389
Monsanto Co.	3.950%	4/15/45	1,300	1,185
Monsanto Co.	4.700%	7/15/64	600	558
Mosaic Co.	3.750%	11/15/21	1,115	1,150
Mosaic Co.	4.250%	11/15/23	1,500	1,555
Mosaic Co.	5.450%	11/15/33	100	105
Mosaic Co.	4.875%	11/15/41	130	121
Mosaic Co.	5.625%	11/15/43	150	154
Newmont Mining Corp.	5.125%	10/1/19	475	508
Newmont Mining Corp.	5.875%	4/1/35	325	358
Newmont Mining Corp.	6.250%	10/1/39	500	581
Newmont Mining Corp.	4.875%	3/15/42	950	953
Nucor Corp.	5.850%	6/1/18	875	917
Nucor Corp.	4.125%	9/15/22	200	214
Nucor Corp.	4.000%	8/1/23	325	343
Nucor Corp.	6.400%	12/1/37	1,325	1,684
Nucor Corp.	5.200%	8/1/43	400	454
Packaging Corp. of America	3.900%	6/15/22	275	287
Packaging Corp. of America	4.500%	11/1/23	425	454
Packaging Corp. of America	3.650%	9/15/24	500	504
Placer Dome Inc.	6.450%	10/15/35	375	435
Plum Creek Timberlands LP	4.700%	3/15/21	275	292
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,282
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	237
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	306
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	224
PPG Industries Inc.	2.300%	11/15/19	700	706
PPG Industries Inc.	3.600%	11/15/20	27	28

Praxair Inc.	4.500%	8/15/19	175	185
Praxair Inc.	4.050%	3/15/21	875	929
Praxair Inc.	3.000%	9/1/21	325	334
Praxair Inc.	2.450%	2/15/22	3,275	3,276
Praxair Inc.	2.650%	2/5/25	500	491
Praxair Inc.	3.550%	11/7/42	300	286
Rayonier Inc.	3.750%	4/1/22	125	125
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	234
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	370
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	496
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	426	486
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	186
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,047
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,313
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	294
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	647
Rio Tinto Finance USA plc	3.500%	3/22/22	26	27
Rio Tinto Finance USA plc	4.750%	3/22/42	625	678
Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	991
Rohm & Haas Co.	7.850%	7/15/29	300	419
RPM International Inc.	6.125%	10/15/19	75	82
RPM International Inc.	3.450%	11/15/22	250	253
RPM International Inc.	3.750%	3/15/27	150	150
RPM International Inc.	5.250%	6/1/45	50	54
Sherwin-Williams Co.	3.450%	8/1/25	900	903
Sherwin-Williams Co.	4.550%	8/1/45	270	273
Southern Copper Corp.	5.375%	4/16/20	200	216
Southern Copper Corp.	3.500%	11/8/22	1,600	1,604
Southern Copper Corp.	3.875%	4/23/25	650	653
Southern Copper Corp.	7.500%	7/27/35	425	519
Southern Copper Corp.	6.750%	4/16/40	250	282
Southern Copper Corp.	5.875%	4/23/45	2,650	2,756
Syngenta Finance NV	3.125%	3/28/22	250	251
Syngenta Finance NV	4.375%	3/28/42	150	137
Vale Canada Ltd.	7.200%	9/15/32	100	104
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,114
Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,210
Vale Overseas Ltd.	4.375%	1/11/22	1,895	1,933
Vale Overseas Ltd.	6.250%	8/10/26	700	757
Vale Overseas Ltd.	8.250%	1/17/34	375	443
Vale Overseas Ltd.	6.875%	11/21/36	735	788
Vale Overseas Ltd.	6.875%	11/10/39	860	918
Vale SA	5.625%	9/11/42	2,550	2,410
Valspar Corp.	7.250%	6/15/19	350	384
Valspar Corp.	4.200%	1/15/22	25	26
Valspar Corp.	3.950%	1/15/26	600	609
9 Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,154
9 Westlake Chemical Corp.	5.000%	8/15/46	600	614
Westrock MWV LLC	8.200%	1/15/30	500	676
WestRock RKT Co.	3.500%	3/1/20	1,725	1,770
WestRock RKT Co.	4.900%	3/1/22	250	271
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,203
Weyerhaeuser Co.	8.500%	1/15/25	150	197
Weyerhaeuser Co.	7.375%	3/15/32	625	821
Weyerhaeuser Co.	6.875%	12/15/33	125	152
Worthington Industries Inc.	4.550%	4/15/26	100	102

Yamana Gold Inc.	4.950%	7/15/24	640	645

Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	225	225
3M Co.	2.000%	8/7/20	325	327
3M Co.	1.625%	9/19/21	450	439
3M Co.	3.000%	8/7/25	350	354
3M Co.	2.250%	9/19/26	800	749
3M Co.	6.375%	2/15/28	350	451
3M Co.	5.700%	3/15/37	255	317
3M Co.	3.125%	9/19/46	500	442
ABB Finance USA Inc.	2.875%	5/8/22	375	379
ABB Finance USA Inc.	4.375%	5/8/42	150	157
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	219
Bemis Co. Inc.	3.100%	9/15/26	300	291
Boeing Capital Corp.	4.700%	10/27/19	125	135
Boeing Co.	0.950%	5/15/18	125	124
Boeing Co.	6.000%	3/15/19	550	594
Boeing Co.	4.875%	2/15/20	525	570
Boeing Co.	1.650%	10/30/20	350	346
Boeing Co.	2.125%	3/1/22	800	791
Boeing Co.	2.200%	10/30/22	2,000	1,955
Boeing Co.	2.850%	10/30/24	200	200
Boeing Co.	2.600%	10/30/25	1,300	1,261
Boeing Co.	2.250%	6/15/26	250	237
Boeing Co.	2.800%	3/1/27	200	195
Boeing Co.	6.625%	2/15/38	100	135
Boeing Co.	6.875%	3/15/39	310	437
Boeing Co.	5.875%	2/15/40	545	697
Boeing Co.	3.500%	3/1/45	200	182
Boeing Co.	3.375%	6/15/46	750	688
Boeing Co.	3.650%	3/1/47	300	286
Carlisle Cos. Inc.	3.750%	11/15/22	175	173
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	551
Caterpillar Financial Services Corp.	7.150%	2/15/19	435	476
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	743
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	502
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	302
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	901
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	748
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	503
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	772
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	202
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	850
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	736
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	202
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	189
Caterpillar Inc.	3.900%	5/27/21	720	761
Caterpillar Inc.	2.600%	6/26/22	125	125
Caterpillar Inc.	3.400%	5/15/24	750	771
Caterpillar Inc.	6.050%	8/15/36	720	895
Caterpillar Inc.	5.200%	5/27/41	500	573
Caterpillar Inc.	3.803%	8/15/42	1,329	1,261
Caterpillar Inc.	4.300%	5/15/44	1,000	1,018
Crane Co.	2.750%	12/15/18	550	557
Crane Co.	4.450%	12/15/23	400	420
CRH America Inc.	5.750%	1/15/21	985	1,085

Deere & Co.	2.600%	6/8/22	700	701
Deere & Co.	5.375%	10/16/29	455	545
Deere & Co.	8.100%	5/15/30	550	795
Deere & Co.	7.125%	3/3/31	400	549
Deere & Co.	3.900%	6/9/42	1,000	998
Dover Corp.	4.300%	3/1/21	145	154
Dover Corp.	6.600%	3/15/38	350	454
Dover Corp.	5.375%	3/1/41	480	564
Eaton Corp.	5.600%	5/15/18	550	571
Eaton Corp.	2.750%	11/2/22	1,175	1,168
Eaton Corp.	4.000%	11/2/32	815	825
Eaton Corp.	4.150%	11/2/42	75	74
Eaton Electric Holdings LLC	3.875%	12/15/20	150	157
Embraer Netherlands Finance BV	5.050%	6/15/25	650	669
Embraer Netherlands Finance BV	5.400%	2/1/27	500	513
9 Embraer Overseas Ltd.	5.696%	9/16/23	350	376
Emerson Electric Co.	5.250%	10/15/18	525	554
Emerson Electric Co.	4.875%	10/15/19	125	134
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	450	456
Emerson Electric Co.	2.625%	2/15/23	300	299
Emerson Electric Co.	3.150%	6/1/25	450	460
Emerson Electric Co.	6.000%	8/15/32	150	186
Emerson Electric Co.	5.250%	11/15/39	135	156
Exelis Inc.	5.550%	10/1/21	200	222
FLIR Systems Inc.	3.125%	6/15/21	200	201
Flowserve Corp.	3.500%	9/15/22	1,325	1,343
Flowserve Corp.	4.000%	11/15/23	375	387
9 Fortive Corp.	1.800%	6/15/19	100	99
9 Fortive Corp.	2.350%	6/15/21	700	691
9 Fortive Corp.	3.150%	6/15/26	585	578
9 Fortive Corp.	4.300%	6/15/46	475	474
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	279
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	258
General Dynamics Corp.	3.875%	7/15/21	250	266
General Dynamics Corp.	2.250%	11/15/22	900	884
General Dynamics Corp.	1.875%	8/15/23	350	333
General Dynamics Corp.	2.125%	8/15/26	350	324
General Dynamics Corp.	3.600%	11/15/42	125	119
General Electric Capital Corp.	5.625%	5/1/18	200	209
General Electric Capital Corp.	6.000%	8/7/19	1,383	1,519
General Electric Capital Corp.	2.100%	12/11/19	100	101
General Electric Capital Corp.	5.500%	1/8/20	2,739	3,004
General Electric Capital Corp.	2.200%	1/9/20	644	652
General Electric Capital Corp.	5.550%	5/4/20	780	863
General Electric Capital Corp.	4.375%	9/16/20	806	867
General Electric Capital Corp.	4.625%	1/7/21	490	532
General Electric Capital Corp.	5.300%	2/11/21	714	790
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,503
General Electric Capital Corp.	3.150%	9/7/22	318	329
General Electric Capital Corp.	3.100%	1/9/23	991	1,018
General Electric Capital Corp.	3.450%	5/15/24	338	352
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,541
General Electric Capital Corp.	6.150%	8/7/37	673	873
General Electric Capital Corp.	5.875%	1/14/38	2,187	2,762
General Electric Capital Corp.	6.875%	1/10/39	1,605	2,277
General Electric Co.	2.700%	10/9/22	1,900	1,914

General Electric Co.	3.375%	3/11/24	2,000	2,070
General Electric Co.	4.125%	10/9/42	2,050	2,084
General Electric Co.	4.500%	3/11/44	1,700	1,822
Harris Corp.	1.999%	4/27/18	225	225
Harris Corp.	2.700%	4/27/20	250	252
Harris Corp.	4.400%	12/15/20	1,400	1,489
Harris Corp.	3.832%	4/27/25	550	560
Harris Corp.	4.854%	4/27/35	350	375
Harris Corp.	6.150%	12/15/40	125	151
Harris Corp.	5.054%	4/27/45	325	355
Honeywell International Inc.	1.400%	10/30/19	475	471
Honeywell International Inc.	4.250%	3/1/21	805	866
Honeywell International Inc.	1.850%	11/1/21	750	734
Honeywell International Inc.	3.350%	12/1/23	1,325	1,374
Honeywell International Inc.	2.500%	11/1/26	400	378
Honeywell International Inc.	5.700%	3/15/37	105	132
Honeywell International Inc.	5.375%	3/1/41	1,355	1,642
Hubbell Inc.	3.350%	3/1/26	300	298
Illinois Tool Works Inc.	1.950%	3/1/19	200	202
Illinois Tool Works Inc.	6.250%	4/1/19	450	491
Illinois Tool Works Inc.	3.375%	9/15/21	105	110
Illinois Tool Works Inc.	3.500%	3/1/24	430	447
Illinois Tool Works Inc.	2.650%	11/15/26	900	867
Illinois Tool Works Inc.	4.875%	9/15/41	305	344
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,819
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	750	801
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	325	331
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,012
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	384
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	355
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	257
John Deere Capital Corp.	1.750%	8/10/18	325	326
John Deere Capital Corp.	5.750%	9/10/18	530	561
John Deere Capital Corp.	1.650%	10/15/18	300	300
John Deere Capital Corp.	1.950%	1/8/19	700	704
John Deere Capital Corp.	2.250%	4/17/19	150	152
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,268
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,961
John Deere Capital Corp.	2.050%	3/10/20	750	750
John Deere Capital Corp.	2.200%	3/13/20	300	301
John Deere Capital Corp.	2.450%	9/11/20	275	277
John Deere Capital Corp.	3.900%	7/12/21	125	132
John Deere Capital Corp.	3.150%	10/15/21	305	313
John Deere Capital Corp.	2.650%	1/6/22	450	452
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.800%	1/27/23	275	276
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,504
John Deere Capital Corp.	3.350%	6/12/24	700	720
John Deere Capital Corp.	3.400%	9/11/25	325	335
John Deere Capital Corp.	2.650%	6/10/26	300	289
Johnson Controls International plc	5.000%	3/30/20	200	215
Johnson Controls International plc	4.250%	3/1/21	345	365
Johnson Controls International plc	3.750%	12/1/21	175	182
Johnson Controls International plc	3.625%	7/2/24	300	307
Johnson Controls International plc	3.900%	2/14/26	600	623
Johnson Controls International plc	6.000%	1/15/36	275	328
Johnson Controls International plc	5.700%	3/1/41	355	402

Johnson Controls International plc	4.625%	7/2/44	200	206
Johnson Controls International plc	5.125%	9/14/45	300	330
Johnson Controls International plc	4.950%	7/2/64	300	307
Kennametal Inc.	2.650%	11/1/19	200	200
Kennametal Inc.	3.875%	2/15/22	125	124
L3 Technologies Inc.	5.200%	10/15/19	825	884
L3 Technologies Inc.	4.750%	7/15/20	925	989
L3 Technologies Inc.	4.950%	2/15/21	575	618
L3 Technologies Inc.	3.950%	5/28/24	120	124
L3 Technologies Inc.	3.850%	12/15/26	200	203
Lafarge SA	7.125%	7/15/36	300	373
Leggett & Platt Inc.	3.800%	11/15/24	550	561
Legrand France SA	8.500%	2/15/25	250	323
Lennox International Inc.	3.000%	11/15/23	100	99
Lockheed Martin Corp.	1.850%	11/23/18	275	276
Lockheed Martin Corp.	4.250%	11/15/19	655	695
Lockheed Martin Corp.	2.500%	11/23/20	730	735
Lockheed Martin Corp.	3.350%	9/15/21	875	905
Lockheed Martin Corp.	3.100%	1/15/23	270	274
Lockheed Martin Corp.	2.900%	3/1/25	375	367
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,218
Lockheed Martin Corp.	3.600%	3/1/35	550	524
Lockheed Martin Corp.	4.500%	5/15/36	350	370
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,166
Lockheed Martin Corp.	5.500%	11/15/39	680	792
Lockheed Martin Corp.	5.720%	6/1/40	316	380
Lockheed Martin Corp.	4.850%	9/15/41	500	545
Lockheed Martin Corp.	3.800%	3/1/45	100	94
Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,833
Martin Marietta Materials Inc.	6.600%	4/15/18	400	417
Masco Corp.	7.125%	3/15/20	350	394
Masco Corp.	3.500%	4/1/21	300	306
Masco Corp.	5.950%	3/15/22	300	336
Masco Corp.	4.450%	4/1/25	550	573
Masco Corp.	4.375%	4/1/26	400	417
Masco Corp.	7.750%	8/1/29	200	257
Mohawk Industries Inc.	3.850%	2/1/23	550	564
Northrop Grumman Corp.	1.750%	6/1/18	725	726
Northrop Grumman Corp.	5.050%	8/1/19	245	262
Northrop Grumman Corp.	3.500%	3/15/21	125	130
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,021
Northrop Grumman Corp.	3.200%	2/1/27	1,100	1,088
Northrop Grumman Corp.	5.050%	11/15/40	475	528
Northrop Grumman Corp.	4.750%	6/1/43	950	1,025
Owens Corning	4.200%	12/15/22	950	990
Owens Corning	4.200%	12/1/24	250	258
Owens Corning	3.400%	8/15/26	500	483
Parker-Hannifin Corp.	5.500%	5/15/18	1,725	1,801
Parker-Hannifin Corp.	3.500%	9/15/22	225	236
9 Parker-Hannifin Corp.	3.250%	3/1/27	600	597
Parker-Hannifin Corp.	6.250%	5/15/38	75	96
9 Parker-Hannifin Corp.	4.100%	3/1/47	500	503
Pentair Finance SA	2.650%	12/1/19	500	503
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,648
Precision Castparts Corp.	2.250%	6/15/20	300	302
Precision Castparts Corp.	2.500%	1/15/23	925	913
Precision Castparts Corp.	3.250%	6/15/25	700	706

Precision Castparts Corp.	3.900%	1/15/43	375	365
Precision Castparts Corp.	4.375%	6/15/45	950	997
Raytheon Co.	3.125%	10/15/20	425	439
Raytheon Co.	2.500%	12/15/22	1,425	1,419
Raytheon Co.	3.150%	12/15/24	500	510
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	225	255
Raytheon Co.	4.700%	12/15/41	925	1,024
Republic Services Inc.	3.800%	5/15/18	735	751
Republic Services Inc.	5.500%	9/15/19	525	568
Republic Services Inc.	5.000%	3/1/20	500	540
Republic Services Inc.	5.250%	11/15/21	1,650	1,839
Republic Services Inc.	3.550%	6/1/22	1,300	1,348
Republic Services Inc.	3.200%	3/15/25	500	498
Republic Services Inc.	6.200%	3/1/40	475	598
Republic Services Inc.	5.700%	5/15/41	500	601
Rockwell Collins Inc.	1.950%	7/15/19	100	100
Rockwell Collins Inc.	5.250%	7/15/19	50	53
Rockwell Collins Inc.	3.100%	11/15/21	675	689
Rockwell Collins Inc.	2.800%	3/15/22	750	751
Rockwell Collins Inc.	3.200%	3/15/24	400	399
Rockwell Collins Inc.	4.800%	12/15/43	235	251
Rockwell Collins Inc.	4.350%	4/15/47	600	599
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,179
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,724
Roper Technologies Inc.	2.800%	12/15/21	400	400
Roper Technologies Inc.	3.800%	12/15/26	500	502
Snap-on Inc.	6.125%	9/1/21	300	345
Snap-on Inc.	3.250%	3/1/27	225	227
Sonoco Products Co.	5.750%	11/1/40	765	888
Spirit AeroSystems Inc.	5.250%	3/15/22	2,625	2,723
Spirit AeroSystems Inc.	3.850%	6/15/26	335	331
Stanley Black & Decker Inc.	1.622%	11/17/18	300	299
Stanley Black & Decker Inc.	2.451%	11/17/18	400	401
Stanley Black & Decker Inc.	3.400%	12/1/21	450	467
Stanley Black & Decker Inc.	5.200%	9/1/40	150	167
Textron Inc.	4.300%	3/1/24	625	656
Textron Inc.	3.875%	3/1/25	200	203
Textron Inc.	4.000%	3/15/26	300	306
Textron Inc.	3.650%	3/15/27	100	99
Timken CO	3.875%	9/1/24	200	197
United Technologies Corp.	1.500%	11/1/19	400	397
United Technologies Corp.	4.500%	4/15/20	445	479
United Technologies Corp.	1.950%	11/1/21	900	881
United Technologies Corp.	3.100%	6/1/22	1,600	1,644
United Technologies Corp.	2.650%	11/1/26	1,075	1,035
United Technologies Corp.	6.700%	8/1/28	200	260
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	464
United Technologies Corp.	6.050%	6/1/36	285	356
United Technologies Corp.	6.125%	7/15/38	1,000	1,276
United Technologies Corp.	5.700%	4/15/40	625	761
United Technologies Corp.	4.500%	6/1/42	2,725	2,882
United Technologies Corp.	4.150%	5/15/45	50	50
United Technologies Corp.	3.750%	11/1/46	800	751
Vulcan Materials Co.	7.500%	6/15/21	400	468
Vulcan Materials Co.	4.500%	4/1/25	250	264

9 Wabtec Corp.	3.450%	11/15/26	700	681
Waste Management Inc.	4.600%	3/1/21	275	297
Waste Management Inc.	2.400%	5/15/23	350	344
Waste Management Inc.	3.500%	5/15/24	700	726
Waste Management Inc.	3.125%	3/1/25	250	251
Waste Management Inc.	3.900%	3/1/35	250	249
Waste Management Inc.	4.100%	3/1/45	500	501
WW Grainger Inc.	4.600%	6/15/45	1,050	1,134
WW Grainger Inc.	3.750%	5/15/46	325	307
Xylem Inc.	3.250%	11/1/26	300	296
Xylem Inc.	4.375%	11/1/46	400	396

Communication (1.0%)
21st Century Fox America Inc.	6.900%	3/1/19	660	718
21st Century Fox America Inc.	5.650%	8/15/20	500	550
21st Century Fox America Inc.	4.500%	2/15/21	671	714
21st Century Fox America Inc.	3.000%	9/15/22	500	500
21st Century Fox America Inc.	4.000%	10/1/23	275	288
21st Century Fox America Inc.	3.700%	9/15/24	500	511
21st Century Fox America Inc.	3.700%	10/15/25	450	456
21st Century Fox America Inc.	6.550%	3/15/33	392	477
21st Century Fox America Inc.	6.200%	12/15/34	975	1,155
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,877
21st Century Fox America Inc.	8.150%	10/17/36	385	536
21st Century Fox America Inc.	6.150%	3/1/37	970	1,146
21st Century Fox America Inc.	6.900%	8/15/39	475	609
21st Century Fox America Inc.	6.150%	2/15/41	350	417
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,825
21st Century Fox America Inc.	4.750%	9/15/44	450	452
9 21st Century Fox America Inc.	4.750%	11/15/46	200	201
9 Activision Blizzard Inc.	2.300%	9/15/21	500	490
9 Activision Blizzard Inc.	3.400%	9/15/26	1,700	1,657
America Movil SAB de CV	5.000%	10/16/19	850	908
America Movil SAB de CV	5.000%	3/30/20	1,460	1,568
America Movil SAB de CV	3.125%	7/16/22	1,050	1,057
America Movil SAB de CV	6.375%	3/1/35	250	295
America Movil SAB de CV	6.125%	11/15/37	300	349
America Movil SAB de CV	6.125%	3/30/40	2,710	3,165
America Movil SAB de CV	4.375%	7/16/42	425	405
American Tower Corp.	2.800%	6/1/20	600	604
American Tower Corp.	5.050%	9/1/20	155	167
American Tower Corp.	3.300%	2/15/21	600	609
American Tower Corp.	5.900%	11/1/21	3,249	3,634
American Tower Corp.	2.250%	1/15/22	350	337
American Tower Corp.	5.000%	2/15/24	2,150	2,321
American Tower Corp.	4.000%	6/1/25	425	430
American Tower Corp.	3.375%	10/15/26	639	611
American Tower Corp.	3.125%	1/15/27	325	304
AT&T Corp.	8.250%	11/15/31	1,031	1,402
AT&T Inc.	5.600%	5/15/18	250	261
AT&T Inc.	2.375%	11/27/18	1,050	1,057
AT&T Inc.	5.800%	2/15/19	225	240
AT&T Inc.	2.300%	3/11/19	625	628
AT&T Inc.	5.875%	10/1/19	2,180	2,358
AT&T Inc.	5.200%	3/15/20	1,150	1,244
AT&T Inc.	2.450%	6/30/20	1,950	1,950
AT&T Inc.	4.600%	2/15/21	425	452

AT&T Inc.	5.000%	3/1/21	925	1,002
AT&T Inc.	4.450%	5/15/21	485	516
AT&T Inc.	3.875%	8/15/21	5,815	6,052
AT&T Inc.	3.000%	2/15/22	600	599
AT&T Inc.	3.200%	3/1/22	1,175	1,184
AT&T Inc.	3.000%	6/30/22	2,000	1,988
AT&T Inc.	2.625%	12/1/22	875	855
AT&T Inc.	3.600%	2/17/23	2,650	2,685
AT&T Inc.	3.800%	3/1/24	550	554
AT&T Inc.	4.450%	4/1/24	575	602
AT&T Inc.	3.950%	1/15/25	2,225	2,237
AT&T Inc.	3.400%	5/15/25	3,500	3,380
AT&T Inc.	4.125%	2/17/26	900	913
AT&T Inc.	4.250%	3/1/27	2,025	2,057
AT&T Inc.	6.450%	6/15/34	795	906
AT&T Inc.	4.500%	5/15/35	800	755
AT&T Inc.	5.250%	3/1/37	2,050	2,088
AT&T Inc.	6.500%	9/1/37	348	408
AT&T Inc.	6.300%	1/15/38	710	816
AT&T Inc.	6.550%	2/15/39	610	715
AT&T Inc.	6.350%	3/15/40	275	315
AT&T Inc.	5.350%	9/1/40	2,555	2,610
AT&T Inc.	6.375%	3/1/41	1,225	1,402
AT&T Inc.	5.550%	8/15/41	160	169
AT&T Inc.	5.150%	3/15/42	825	819
AT&T Inc.	4.300%	12/15/42	1,873	1,665
AT&T Inc.	4.800%	6/15/44	2,550	2,385
AT&T Inc.	4.350%	6/15/45	1,325	1,166
AT&T Inc.	4.750%	5/15/46	2,250	2,093
AT&T Inc.	5.650%	2/15/47	750	791
AT&T Inc.	5.450%	3/1/47	2,750	2,811
AT&T Inc.	4.500%	3/9/48	3,218	2,860
AT&T Inc.	4.550%	3/9/49	1,187	1,059
AT&T Inc.	5.700%	3/1/57	750	769
AT&T Mobility LLC	7.125%	12/15/31	400	503
Bellsouth Capital Funding Corp.	7.875%	2/15/30	278	344
BellSouth LLC	6.875%	10/15/31	206	241
BellSouth LLC	6.550%	6/15/34	211	236
BellSouth LLC	6.000%	11/15/34	94	101
BellSouth Telecommunications LLC	6.375%	6/1/28	790	892
British Telecommunications plc	2.350%	2/14/19	700	703
British Telecommunications plc	9.125%	12/15/30	1,778	2,662
CBS Corp.	2.300%	8/15/19	350	351
CBS Corp.	5.750%	4/15/20	360	395
CBS Corp.	4.300%	2/15/21	550	581
CBS Corp.	3.375%	3/1/22	725	740
CBS Corp.	3.700%	8/15/24	575	583
CBS Corp.	3.500%	1/15/25	500	497
CBS Corp.	2.900%	1/15/27	800	745
CBS Corp.	7.875%	7/30/30	350	474
CBS Corp.	5.500%	5/15/33	200	217
CBS Corp.	4.850%	7/1/42	475	480
CBS Corp.	4.900%	8/15/44	700	710
CBS Corp.	4.600%	1/15/45	650	635
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,000	1,024

Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	850	874
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	750	790
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	3,650	3,854
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	1,375	1,562
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	2,475	2,851
9 Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	1,000	1,007
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	325	377
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,482
Comcast Corp.	5.700%	5/15/18	1,475	1,543
Comcast Corp.	5.700%	7/1/19	1,305	1,414
Comcast Corp.	3.125%	7/15/22	100	102
Comcast Corp.	2.750%	3/1/23	1,625	1,619
Comcast Corp.	3.000%	2/1/24	2,200	2,197
Comcast Corp.	3.600%	3/1/24	350	359
Comcast Corp.	3.375%	8/15/25	1,000	1,009
Comcast Corp.	3.150%	3/1/26	3,000	2,950
Comcast Corp.	2.350%	1/15/27	1,000	916
Comcast Corp.	3.300%	2/1/27	1,500	1,487
Comcast Corp.	4.250%	1/15/33	2,450	2,521
Comcast Corp.	7.050%	3/15/33	1,125	1,493
Comcast Corp.	4.200%	8/15/34	100	101
Comcast Corp.	5.650%	6/15/35	1,450	1,707
Comcast Corp.	6.500%	11/15/35	1,075	1,373
Comcast Corp.	3.200%	7/15/36	650	577
Comcast Corp.	6.450%	3/15/37	900	1,146
Comcast Corp.	6.950%	8/15/37	1,220	1,636
Comcast Corp.	6.400%	5/15/38	600	765
Comcast Corp.	4.650%	7/15/42	1,410	1,470
Comcast Corp.	4.500%	1/15/43	225	228
Comcast Corp.	4.750%	3/1/44	665	700
Comcast Corp.	4.600%	8/15/45	1,175	1,211
Comcast Corp.	3.400%	7/15/46	925	790
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,627
Crown Castle International Corp.	2.250%	9/1/21	300	292
Crown Castle International Corp.	4.875%	4/15/22	550	592
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,091
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,249
Crown Castle International Corp.	3.700%	6/15/26	650	639
Crown Castle International Corp.	4.000%	3/1/27	350	353
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	346
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	731
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,011
Discovery Communications LLC	5.625%	8/15/19	300	324
Discovery Communications LLC	4.375%	6/15/21	655	690
Discovery Communications LLC	3.300%	5/15/22	375	373
Discovery Communications LLC	3.250%	4/1/23	500	489
Discovery Communications LLC	3.800%	3/13/24	350	347
Discovery Communications LLC	3.450%	3/15/25	1,000	946
Discovery Communications LLC	4.900%	3/11/26	650	676

Discovery Communications LLC	6.350%	6/1/40	500	526
Discovery Communications LLC	4.875%	4/1/43	625	565
Electronic Arts Inc.	3.700%	3/1/21	725	751
Electronic Arts Inc.	4.800%	3/1/26	375	406
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,460
Grupo Televisa SAB	6.625%	3/18/25	450	522
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,031
Grupo Televisa SAB	8.500%	3/11/32	50	62
Grupo Televisa SAB	6.625%	1/15/40	500	544
Grupo Televisa SAB	5.000%	5/13/45	100	91
Grupo Televisa SAB	6.125%	1/31/46	650	675
Historic TW Inc.	6.625%	5/15/29	76	93
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	508
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	850
Koninklijke KPN NV	8.375%	10/1/30	600	803
Moody's Corp.	2.750%	7/15/19	400	405
Moody's Corp.	5.500%	9/1/20	500	548
Moody's Corp.	2.750%	12/15/21	375	375
Moody's Corp.	4.500%	9/1/22	1,300	1,392
Moody's Corp.	5.250%	7/15/44	275	307
NBCUniversal Media LLC	5.150%	4/30/20	925	1,009
NBCUniversal Media LLC	4.375%	4/1/21	205	220
NBCUniversal Media LLC	2.875%	1/15/23	1,425	1,426
NBCUniversal Media LLC	6.400%	4/30/40	350	445
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,304
NBCUniversal Media LLC	4.450%	1/15/43	400	402
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	219
Omnicom Group Inc.	6.250%	7/15/19	175	191
Omnicom Group Inc.	4.450%	8/15/20	500	533
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,138
Omnicom Group Inc.	3.650%	11/1/24	900	910
Omnicom Group Inc.	3.600%	4/15/26	1,950	1,949
Orange SA	5.375%	7/8/19	1,025	1,095
Orange SA	1.625%	11/3/19	800	787
Orange SA	4.125%	9/14/21	902	951
Orange SA	9.000%	3/1/31	2,285	3,366
Orange SA	5.375%	1/13/42	575	638
Orange SA	5.500%	2/6/44	435	493
Pacific Bell Telephone Co.	7.125%	3/15/26	200	244
Qwest Corp.	6.750%	12/1/21	410	449
Qwest Corp.	6.875%	9/15/33	1,018	1,008
Qwest Corp.	7.125%	11/15/43	950	931
RELX Capital Inc.	8.625%	1/15/19	259	287
RELX Capital Inc.	3.125%	10/15/22	705	702
Rogers Communications Inc.	6.800%	8/15/18	950	1,014
Rogers Communications Inc.	3.000%	3/15/23	230	230
Rogers Communications Inc.	4.100%	10/1/23	225	237
Rogers Communications Inc.	3.625%	12/15/25	475	480
Rogers Communications Inc.	4.500%	3/15/43	540	540
Rogers Communications Inc.	5.000%	3/15/44	950	1,022
S&P Global Inc.	2.500%	8/15/18	350	353
S&P Global Inc.	3.300%	8/14/20	450	462
S&P Global Inc.	4.000%	6/15/25	1,000	1,028
S&P Global Inc.	4.400%	2/15/26	875	929
9 S&P Global Inc.	2.950%	1/22/27	625	590
S&P Global Inc.	6.550%	11/15/37	350	419
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	506

Scripps Networks Interactive Inc.	2.800%	6/15/20	325	328
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	254
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,038
Telefonica Emisiones SAU	5.877%	7/15/19	910	978
Telefonica Emisiones SAU	5.134%	4/27/20	705	759
Telefonica Emisiones SAU	5.462%	2/16/21	350	384
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,068
Telefonica Emisiones SAU	4.103%	3/8/27	500	502
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,825
Telefonica Emisiones SAU	5.213%	3/8/47	1,500	1,510
Telefonica Europe BV	8.250%	9/15/30	780	1,059
TELUS Corp.	2.800%	2/16/27	1,150	1,085
Thomson Reuters Corp.	6.500%	7/15/18	50	53
Thomson Reuters Corp.	4.700%	10/15/19	125	133
Thomson Reuters Corp.	4.300%	11/23/23	600	634
Thomson Reuters Corp.	3.850%	9/29/24	1,500	1,534
Thomson Reuters Corp.	3.350%	5/15/26	500	488
Thomson Reuters Corp.	5.500%	8/15/35	350	377
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,583
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,523
Time Warner Cable LLC	6.750%	7/1/18	475	503
Time Warner Cable LLC	8.750%	2/14/19	1,250	1,397
Time Warner Cable LLC	8.250%	4/1/19	700	780
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,175
Time Warner Cable LLC	4.125%	2/15/21	500	520
Time Warner Cable LLC	4.000%	9/1/21	850	881
Time Warner Cable LLC	6.550%	5/1/37	550	631
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,775
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,877
Time Warner Cable LLC	5.875%	11/15/40	700	746
Time Warner Cable LLC	5.500%	9/1/41	750	768
Time Warner Cable LLC	4.500%	9/15/42	800	725
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,230
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,216
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	998
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	862
Time Warner Inc.	2.100%	6/1/19	550	551
Time Warner Inc.	4.875%	3/15/20	1,240	1,329
Time Warner Inc.	4.700%	1/15/21	700	750
Time Warner Inc.	4.750%	3/29/21	600	644
Time Warner Inc.	4.000%	1/15/22	205	214
Time Warner Inc.	4.050%	12/15/23	75	78
Time Warner Inc.	3.550%	6/1/24	525	526
Time Warner Inc.	3.600%	7/15/25	825	815
Time Warner Inc.	3.875%	1/15/26	350	350
Time Warner Inc.	3.800%	2/15/27	2,000	1,981
Time Warner Inc.	7.625%	4/15/31	635	854
Time Warner Inc.	7.700%	5/1/32	1,390	1,900
Time Warner Inc.	6.200%	3/15/40	150	171
Time Warner Inc.	6.100%	7/15/40	825	927
Time Warner Inc.	6.250%	3/29/41	325	373
Time Warner Inc.	5.375%	10/15/41	205	213
Time Warner Inc.	4.900%	6/15/42	250	245
Time Warner Inc.	5.350%	12/15/43	125	128
Time Warner Inc.	4.650%	6/1/44	725	684
Verizon Communications Inc.	3.650%	9/14/18	3,630	3,726
Verizon Communications Inc.	1.375%	8/15/19	950	936

Verizon Communications Inc.	2.625%	2/21/20	848	858
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,178
Verizon Communications Inc.	3.450%	3/15/21	300	307
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,179
Verizon Communications Inc.	1.750%	8/15/21	950	909
Verizon Communications Inc.	3.000%	11/1/21	3,300	3,318
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,066
9 Verizon Communications Inc.	2.946%	3/15/22	557	555
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,504
Verizon Communications Inc.	2.450%	11/1/22	2,925	2,818
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,055
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,349
Verizon Communications Inc.	3.500%	11/1/24	1,000	992
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,850
Verizon Communications Inc.	4.125%	3/16/27	3,000	3,051
Verizon Communications Inc.	7.750%	12/1/30	400	544
Verizon Communications Inc.	5.050%	3/15/34	845	859
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,074
Verizon Communications Inc.	4.272%	1/15/36	1,819	1,673
Verizon Communications Inc.	5.250%	3/16/37	3,750	3,872
9 Verizon Communications Inc.	4.812%	3/15/39	300	292
Verizon Communications Inc.	4.750%	11/1/41	700	674
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,042
Verizon Communications Inc.	6.550%	9/15/43	750	926
Verizon Communications Inc.	4.125%	8/15/46	2,480	2,131
Verizon Communications Inc.	4.862%	8/21/46	2,567	2,448
Verizon Communications Inc.	5.500%	3/16/47	1,125	1,179
Verizon Communications Inc.	4.522%	9/15/48	2,716	2,471
9 Verizon Communications Inc.	5.012%	4/15/49	4,166	4,012
Verizon Communications Inc.	5.012%	8/21/54	4,363	4,126
Verizon Communications Inc.	4.672%	3/15/55	4,302	3,837
Viacom Inc.	5.625%	9/15/19	750	806
Viacom Inc.	2.750%	12/15/19	825	834
Viacom Inc.	3.875%	12/15/21	495	513
Viacom Inc.	3.125%	6/15/22	75	74
Viacom Inc.	4.250%	9/1/23	1,375	1,415
Viacom Inc.	3.875%	4/1/24	625	625
Viacom Inc.	4.850%	12/15/34	375	362
Viacom Inc.	6.875%	4/30/36	940	1,077
Viacom Inc.	4.375%	3/15/43	1,212	1,049
Viacom Inc.	5.850%	9/1/43	1,075	1,127
Viacom Inc.	5.250%	4/1/44	150	147
Vodafone Group plc	4.625%	7/15/18	125	129
Vodafone Group plc	5.450%	6/10/19	775	830
Vodafone Group plc	2.500%	9/26/22	450	439
Vodafone Group plc	2.950%	2/19/23	670	658
Vodafone Group plc	7.875%	2/15/30	425	563
Vodafone Group plc	6.250%	11/30/32	350	409
Vodafone Group plc	6.150%	2/27/37	605	695
Vodafone Group plc	4.375%	2/19/43	2,300	2,102
Walt Disney Co.	1.650%	1/8/19	350	351
Walt Disney Co.	1.850%	5/30/19	725	728
Walt Disney Co.	1.950%	3/4/20	600	601
Walt Disney Co.	2.150%	9/17/20	1,200	1,206
Walt Disney Co.	2.300%	2/12/21	550	554
Walt Disney Co.	2.550%	2/15/22	932	938
Walt Disney Co.	2.450%	3/4/22	375	375

Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	500	509
Walt Disney Co.	3.000%	2/13/26	670	669
Walt Disney Co.	1.850%	7/30/26	670	605
Walt Disney Co.	7.000%	3/1/32	50	70
Walt Disney Co.	4.375%	8/16/41	325	343
Walt Disney Co.	4.125%	12/1/41	350	357
Walt Disney Co.	3.700%	12/1/42	450	431
Walt Disney Co.	4.125%	6/1/44	1,400	1,443
WPP Finance 2010	4.750%	11/21/21	1,496	1,608
WPP Finance 2010	3.750%	9/19/24	525	532
WPP Finance 2010	5.125%	9/7/42	1,050	1,046

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	109
Advance Auto Parts Inc.	4.500%	1/15/22	175	185
Advance Auto Parts Inc.	4.500%	12/1/23	400	421
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,332
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	302
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,614
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	623
Amazon.com Inc.	2.600%	12/5/19	900	917
Amazon.com Inc.	3.300%	12/5/21	2,575	2,675
Amazon.com Inc.	2.500%	11/29/22	475	472
Amazon.com Inc.	3.800%	12/5/24	400	424
Amazon.com Inc.	4.800%	12/5/34	975	1,078
Amazon.com Inc.	4.950%	12/5/44	975	1,097
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,701
American Honda Finance Corp.	1.600%	7/13/18	500	501
American Honda Finance Corp.	2.125%	10/10/18	450	453
American Honda Finance Corp.	1.200%	7/12/19	800	789
American Honda Finance Corp.	2.250%	8/15/19	800	807
American Honda Finance Corp.	2.000%	2/14/20	200	201
American Honda Finance Corp.	2.450%	9/24/20	725	731
American Honda Finance Corp.	1.650%	7/12/21	500	484
American Honda Finance Corp.	1.700%	9/9/21	850	825
American Honda Finance Corp.	2.900%	2/16/24	500	499
American Honda Finance Corp.	2.300%	9/9/26	250	232
Automatic Data Processing Inc.	2.250%	9/15/20	650	657
Automatic Data Processing Inc.	3.375%	9/15/25	675	695
AutoNation Inc.	6.750%	4/15/18	250	262
AutoNation Inc.	5.500%	2/1/20	180	193
AutoNation Inc.	3.350%	1/15/21	500	506
AutoNation Inc.	4.500%	10/1/25	500	517
AutoZone Inc.	7.125%	8/1/18	750	801
AutoZone Inc.	3.700%	4/15/22	600	622
AutoZone Inc.	2.875%	1/15/23	200	197
AutoZone Inc.	3.125%	7/15/23	275	273
AutoZone Inc.	3.250%	4/15/25	260	255
AutoZone Inc.	3.125%	4/21/26	300	286
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	100
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	165
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	465
Best Buy Co. Inc.	5.500%	3/15/21	125	135
Block Financial LLC	4.125%	10/1/20	313	320
Block Financial LLC	5.500%	11/1/22	300	319
Block Financial LLC	5.250%	10/1/25	350	362

BorgWarner Inc.	4.625%	9/15/20	50	53
BorgWarner Inc.	3.375%	3/15/25	250	249
BorgWarner Inc.	4.375%	3/15/45	500	488
Carnival Corp.	3.950%	10/15/20	450	474
Coach Inc.	4.250%	4/1/25	450	455
Costco Wholesale Corp.	1.700%	12/15/19	850	851
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.250%	2/15/22	300	299
Cummins Inc.	3.650%	10/1/23	350	365
Cummins Inc.	7.125%	3/1/28	150	195
Cummins Inc.	4.875%	10/1/43	400	446
CVS Health Corp.	1.900%	7/20/18	4,500	4,509
CVS Health Corp.	2.250%	12/5/18	575	579
CVS Health Corp.	2.800%	7/20/20	500	508
CVS Health Corp.	2.125%	6/1/21	1,700	1,668
CVS Health Corp.	3.500%	7/20/22	950	979
CVS Health Corp.	2.750%	12/1/22	975	965
CVS Health Corp.	4.750%	12/1/22	250	271
CVS Health Corp.	3.375%	8/12/24	660	661
CVS Health Corp.	3.875%	7/20/25	2,457	2,531
CVS Health Corp.	2.875%	6/1/26	1,250	1,190
CVS Health Corp.	5.300%	12/5/43	500	558
CVS Health Corp.	5.125%	7/20/45	3,450	3,799
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,819
Delphi Automotive plc	3.150%	11/19/20	350	357
Delphi Automotive plc	4.250%	1/15/26	700	732
Delphi Automotive plc	4.400%	10/1/46	225	214
Delphi Corp.	4.150%	3/15/24	475	498
Dollar General Corp.	3.250%	4/15/23	800	800
Dollar General Corp.	4.150%	11/1/25	500	516
Dollar General Corp.	3.875%	4/15/27	150	150
DR Horton Inc.	3.750%	3/1/19	300	308
DR Horton Inc.	4.375%	9/15/22	250	264
DR Horton Inc.	4.750%	2/15/23	300	320
DR Horton Inc.	5.750%	8/15/23	700	787
eBay Inc.	2.200%	8/1/19	1,100	1,103
eBay Inc.	3.250%	10/15/20	125	129
eBay Inc.	2.875%	8/1/21	450	454
eBay Inc.	3.800%	3/9/22	500	520
eBay Inc.	2.600%	7/15/22	1,000	983
eBay Inc.	3.450%	8/1/24	800	801
eBay Inc.	4.000%	7/15/42	400	339
Expedia Inc.	5.950%	8/15/20	1,750	1,923
Expedia Inc.	4.500%	8/15/24	435	455
Expedia Inc.	5.000%	2/15/26	200	214
Ford Motor Co.	4.346%	12/8/26	1,100	1,120
Ford Motor Co.	6.625%	10/1/28	575	684
Ford Motor Co.	6.375%	2/1/29	275	315
Ford Motor Co.	7.450%	7/16/31	2,425	3,041
Ford Motor Co.	4.750%	1/15/43	950	886
Ford Motor Co.	7.400%	11/1/46	300	384
Ford Motor Co.	5.291%	12/8/46	1,000	1,002
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,221
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	395
Ford Motor Credit Co. LLC	2.551%	10/5/18	625	630
Ford Motor Credit Co. LLC	2.943%	1/8/19	900	912
Ford Motor Credit Co. LLC	2.262%	3/28/19	900	902

Ford Motor Credit Co. LLC	2.021%	5/3/19	200	199
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	396
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	754
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,511
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	890
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,117
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	860
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,518
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,529
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,860
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	853
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	807
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	887
Ford Motor Credit Co. LLC	3.810%	1/9/24	700	702
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	492
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	903
General Motors Co.	3.500%	10/2/18	425	434
General Motors Co.	4.875%	10/2/23	980	1,046
General Motors Co.	4.000%	4/1/25	325	325
General Motors Co.	5.000%	4/1/35	680	670
General Motors Co.	6.600%	4/1/36	100	115
General Motors Co.	6.250%	10/2/43	1,060	1,161
General Motors Co.	5.200%	4/1/45	1,995	1,972
General Motors Co.	6.750%	4/1/46	665	779
General Motors Financial Co. Inc.	3.000%	9/25/17	155	156
General Motors Financial Co. Inc.	3.250%	5/15/18	335	340
General Motors Financial Co. Inc.	6.750%	6/1/18	825	870
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,169
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,004
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,053
General Motors Financial Co. Inc.	2.350%	10/4/19	500	500
General Motors Financial Co. Inc.	3.150%	1/15/20	555	564
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,627
General Motors Financial Co. Inc.	3.700%	11/24/20	975	1,003
General Motors Financial Co. Inc.	4.200%	3/1/21	625	651
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,606
General Motors Financial Co. Inc.	4.375%	9/25/21	375	394
General Motors Financial Co. Inc.	3.450%	1/14/22	900	908
General Motors Financial Co. Inc.	3.450%	4/10/22	1,515	1,523
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,008
General Motors Financial Co. Inc.	4.250%	5/15/23	525	541
General Motors Financial Co. Inc.	4.000%	1/15/25	650	653
General Motors Financial Co. Inc.	5.250%	3/1/26	575	616
General Motors Financial Co. Inc.	4.000%	10/6/26	600	591
General Motors Financial Co. Inc.	4.350%	1/17/27	725	731
Harley-Davidson Inc.	3.500%	7/28/25	400	406
Harley-Davidson Inc.	4.625%	7/28/45	800	812
Harman International Industries Inc.	4.150%	5/15/25	275	281
Home Depot Inc.	2.250%	9/10/18	725	733
Home Depot Inc.	2.000%	6/15/19	1,300	1,311
Home Depot Inc.	2.000%	4/1/21	2,175	2,162
Home Depot Inc.	4.400%	4/1/21	600	648
Home Depot Inc.	2.625%	6/1/22	840	847
Home Depot Inc.	2.700%	4/1/23	600	605
Home Depot Inc.	3.750%	2/15/24	900	953
Home Depot Inc.	3.350%	9/15/25	500	514
Home Depot Inc.	3.000%	4/1/26	1,500	1,496

Home Depot Inc.	5.875%	12/16/36	2,245	2,840
Home Depot Inc.	5.400%	9/15/40	100	120
Home Depot Inc.	5.950%	4/1/41	275	352
Home Depot Inc.	4.200%	4/1/43	1,250	1,286
Home Depot Inc.	4.875%	2/15/44	1,250	1,413
Home Depot Inc.	4.250%	4/1/46	620	644
Home Depot Inc.	3.500%	9/15/56	1,100	958
Hyatt Hotels Corp.	3.375%	7/15/23	800	807
Kohl's Corp.	4.000%	11/1/21	845	860
Kohl's Corp.	4.250%	7/17/25	625	601
Kohl's Corp.	5.550%	7/17/45	350	314
Lear Corp.	5.250%	1/15/25	700	737
Lowe's Cos. Inc.	1.150%	4/15/19	100	99
Lowe's Cos. Inc.	4.625%	4/15/20	445	476
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	265
Lowe's Cos. Inc.	3.120%	4/15/22	450	464
Lowe's Cos. Inc.	3.875%	9/15/23	300	319
Lowe's Cos. Inc.	3.125%	9/15/24	300	304
Lowe's Cos. Inc.	3.375%	9/15/25	475	484
Lowe's Cos. Inc.	2.500%	4/15/26	900	855
Lowe's Cos. Inc.	6.875%	2/15/28	192	252
Lowe's Cos. Inc.	5.500%	10/15/35	850	1,001
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,578
Lowe's Cos. Inc.	5.125%	11/15/41	500	571
Lowe's Cos. Inc.	4.650%	4/15/42	1,275	1,372
Lowe's Cos. Inc.	5.000%	9/15/43	100	113
Lowe's Cos. Inc.	4.250%	9/15/44	225	229
Lowe's Cos. Inc.	4.375%	9/15/45	475	490
Lowe's Cos. Inc.	3.700%	4/15/46	850	790
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	312
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	149
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	496
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,250	1,243
Macy's Retail Holdings Inc.	3.625%	6/1/24	75	72
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	503
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	695
Macy's Retail Holdings Inc.	6.375%	3/15/37	475	483
Macy's Retail Holdings Inc.	5.125%	1/15/42	275	238
Magna International Inc.	3.625%	6/15/24	450	460
Magna International Inc.	4.150%	10/1/25	300	317
Marriott International Inc.	3.375%	10/15/20	850	874
Marriott International Inc.	2.875%	3/1/21	500	506
Marriott International Inc.	3.125%	10/15/21	350	356
Marriott International Inc.	2.300%	1/15/22	400	391
Marriott International Inc.	3.125%	2/15/23	250	247
Marriott International Inc.	3.750%	3/15/25	525	535
Marriott International Inc.	3.750%	10/1/25	200	203
Marriott International Inc.	3.125%	6/15/26	595	573
Marriott International Inc.	4.500%	10/1/34	175	177
Mastercard Inc.	2.000%	4/1/19	250	252
Mastercard Inc.	2.000%	11/21/21	350	347
Mastercard Inc.	3.375%	4/1/24	625	646
Mastercard Inc.	2.950%	11/21/26	510	507
Mastercard Inc.	3.800%	11/21/46	350	344
McDonald's Corp.	2.100%	12/7/18	200	201
McDonald's Corp.	1.875%	5/29/19	250	251

McDonald's Corp.	2.750%	12/9/20	725	735
McDonald's Corp.	2.625%	1/15/22	4,092	4,085
McDonald's Corp.	3.375%	5/26/25	1,780	1,785
McDonald's Corp.	3.700%	1/30/26	1,125	1,146
McDonald's Corp.	3.500%	3/1/27	200	200
McDonald's Corp.	4.700%	12/9/35	575	601
McDonald's Corp.	6.300%	3/1/38	100	124
McDonald's Corp.	5.700%	2/1/39	375	435
McDonald's Corp.	3.700%	2/15/42	1,225	1,106
McDonald's Corp.	3.625%	5/1/43	275	242
McDonald's Corp.	4.600%	5/26/45	1,125	1,137
McDonald's Corp.	4.875%	12/9/45	1,225	1,297
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	225	207
NIKE Inc.	2.250%	5/1/23	50	49
NIKE Inc.	2.375%	11/1/26	2,000	1,869
NIKE Inc.	3.625%	5/1/43	125	116
NIKE Inc.	3.875%	11/1/45	925	892
NIKE Inc.	3.375%	11/1/46	250	220
Nordstrom Inc.	4.750%	5/1/20	750	797
Nordstrom Inc.	4.000%	10/15/21	585	609
Nordstrom Inc.	4.000%	3/15/27	400	398
Nordstrom Inc.	6.950%	3/15/28	200	243
Nordstrom Inc.	5.000%	1/15/44	672	636
NVR Inc.	3.950%	9/15/22	400	413
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	400	428
O'Reilly Automotive Inc.	3.800%	9/1/22	255	264
O'Reilly Automotive Inc.	3.850%	6/15/23	300	311
O'Reilly Automotive Inc.	3.550%	3/15/26	200	199
PACCAR Financial Corp.	1.750%	8/14/18	75	75
PACCAR Financial Corp.	1.300%	5/10/19	650	644
PACCAR Financial Corp.	2.200%	9/15/19	150	151
PACCAR Financial Corp.	2.500%	8/14/20	225	228
PACCAR Financial Corp.	2.250%	2/25/21	200	199
Priceline Group Inc.	3.650%	3/15/25	100	101
Priceline Group Inc.	3.600%	6/1/26	1,300	1,293
QVC Inc.	3.125%	4/1/19	625	634
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	75
QVC Inc.	4.850%	4/1/24	725	729
QVC Inc.	4.450%	2/15/25	300	291
QVC Inc.	5.950%	3/15/43	325	298
Ralph Lauren Corp.	2.125%	9/26/18	200	201
Ralph Lauren Corp.	2.625%	8/18/20	225	227
Signet UK Finance plc	4.700%	6/15/24	250	243
Staples Inc.	4.375%	1/12/23	300	307
Starbucks Corp.	2.100%	2/4/21	350	351
Starbucks Corp.	2.700%	6/15/22	350	356
Starbucks Corp.	3.850%	10/1/23	800	858
Starbucks Corp.	2.450%	6/15/26	400	383
Starbucks Corp.	4.300%	6/15/45	175	184
Target Corp.	2.300%	6/26/19	1,550	1,569
Target Corp.	3.875%	7/15/20	145	153
Target Corp.	2.900%	1/15/22	900	916
Target Corp.	3.500%	7/1/24	1,325	1,357
Target Corp.	2.500%	4/15/26	200	187

Target Corp.	6.350%	11/1/32	363	460
Target Corp.	6.500%	10/15/37	450	588
Target Corp.	7.000%	1/15/38	300	415
Target Corp.	4.000%	7/1/42	1,150	1,113
Target Corp.	3.625%	4/15/46	800	722
TJX Cos. Inc.	2.750%	6/15/21	400	407
TJX Cos. Inc.	2.500%	5/15/23	700	689
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,284
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	997
Toyota Motor Credit Corp.	1.550%	7/13/18	500	500
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,130
Toyota Motor Credit Corp.	1.700%	1/9/19	800	800
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,008
Toyota Motor Credit Corp.	1.700%	2/19/19	800	801
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,488
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,007
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,255
Toyota Motor Credit Corp.	4.250%	1/11/21	300	321
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	984
Toyota Motor Credit Corp.	2.750%	5/17/21	500	507
Toyota Motor Credit Corp.	3.400%	9/15/21	305	317
Toyota Motor Credit Corp.	2.600%	1/11/22	700	703
Toyota Motor Credit Corp.	3.300%	1/12/22	950	983
Toyota Motor Credit Corp.	2.800%	7/13/22	700	704
Toyota Motor Credit Corp.	2.625%	1/10/23	550	547
Toyota Motor Credit Corp.	2.250%	10/18/23	300	290
Toyota Motor Credit Corp.	3.200%	1/11/27	550	551
VF Corp.	3.500%	9/1/21	405	421
VF Corp.	6.450%	11/1/37	300	387
Visa Inc.	2.200%	12/14/20	2,200	2,209
Visa Inc.	2.800%	12/14/22	1,500	1,513
Visa Inc.	3.150%	12/14/25	2,725	2,736
Visa Inc.	4.150%	12/14/35	900	942
Visa Inc.	4.300%	12/14/45	2,750	2,885
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,221
Wal-Mart Stores Inc.	1.950%	12/15/18	750	756
Wal-Mart Stores Inc.	3.625%	7/8/20	550	580
Wal-Mart Stores Inc.	3.250%	10/25/20	1,635	1,706
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,316
Wal-Mart Stores Inc.	2.550%	4/11/23	575	575
Wal-Mart Stores Inc.	3.300%	4/22/24	225	233
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,920
Wal-Mart Stores Inc.	5.250%	9/1/35	1,455	1,707
Wal-Mart Stores Inc.	6.500%	8/15/37	2,310	3,082
Wal-Mart Stores Inc.	6.200%	4/15/38	1,450	1,876
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,436
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	1,984
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,113
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,806
Wal-Mart Stores Inc.	4.300%	4/22/44	450	469
Walgreen Co.	5.250%	1/15/19	231	244
Walgreen Co.	3.100%	9/15/22	800	805
Walgreen Co.	4.400%	9/15/42	300	290
Walgreens Boots Alliance Inc.	1.750%	5/30/18	800	801
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	608
Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,000	1,002
Walgreens Boots Alliance Inc.	3.300%	11/18/21	2,000	2,052

Walgreens Boots Alliance Inc.	3.100%	6/1/23	450	450
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,045
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,325	1,296
Walgreens Boots Alliance Inc.	4.500%	11/18/34	600	600
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,480	1,503
Walgreens Boots Alliance Inc.	4.650%	6/1/46	575	573
Western Union Co.	3.600%	3/15/22	1,100	1,108
Western Union Co.	6.200%	11/17/36	425	434
Western Union Co.	6.200%	6/21/40	110	113
Wyndham Worldwide Corp.	4.250%	3/1/22	500	521
Wyndham Worldwide Corp.	3.900%	3/1/23	175	177
Wyndham Worldwide Corp.	5.100%	10/1/25	250	266
Wyndham Worldwide Corp.	4.500%	4/1/27	300	302

Consumer Noncyclical (1.7%)
Abbott Laboratories	5.125%	4/1/19	646	684
Abbott Laboratories	2.350%	11/22/19	2,500	2,510
Abbott Laboratories	2.000%	3/15/20	750	744
Abbott Laboratories	2.800%	9/15/20	355	359
Abbott Laboratories	2.900%	11/30/21	2,500	2,508
Abbott Laboratories	2.550%	3/15/22	3,175	3,122
Abbott Laboratories	3.250%	4/15/23	700	698
Abbott Laboratories	3.400%	11/30/23	1,650	1,665
Abbott Laboratories	2.950%	3/15/25	100	96
Abbott Laboratories	3.750%	11/30/26	2,200	2,199
Abbott Laboratories	4.750%	11/30/36	1,275	1,313
Abbott Laboratories	6.150%	11/30/37	350	414
Abbott Laboratories	6.000%	4/1/39	200	231
Abbott Laboratories	5.300%	5/27/40	310	335
Abbott Laboratories	4.750%	4/15/43	550	555
Abbott Laboratories	4.900%	11/30/46	2,800	2,898
AbbVie Inc.	1.800%	5/14/18	1,950	1,952
AbbVie Inc.	2.000%	11/6/18	1,675	1,680
AbbVie Inc.	2.500%	5/14/20	2,375	2,392
AbbVie Inc.	2.300%	5/14/21	625	617
AbbVie Inc.	2.900%	11/6/22	2,450	2,436
AbbVie Inc.	3.200%	11/6/22	900	907
AbbVie Inc.	2.850%	5/14/23	775	759
AbbVie Inc.	3.600%	5/14/25	2,420	2,422
AbbVie Inc.	3.200%	5/14/26	1,300	1,246
AbbVie Inc.	4.500%	5/14/35	1,495	1,484
AbbVie Inc.	4.300%	5/14/36	750	725
AbbVie Inc.	4.400%	11/6/42	1,764	1,683
AbbVie Inc.	4.700%	5/14/45	3,057	3,029
AbbVie Inc.	4.450%	5/14/46	1,250	1,193
Actavis Funding SCS	2.450%	6/15/19	325	327
Actavis Funding SCS	3.000%	3/12/20	2,437	2,474
Actavis Funding SCS	3.450%	3/15/22	1,957	1,991
Actavis Funding SCS	3.850%	6/15/24	750	762
Actavis Funding SCS	3.800%	3/15/25	2,557	2,573
Actavis Funding SCS	4.550%	3/15/35	1,600	1,604
Actavis Funding SCS	4.850%	6/15/44	1,845	1,864
Actavis Funding SCS	4.750%	3/15/45	1,750	1,761
Actavis Inc.	3.250%	10/1/22	1,400	1,409
Actavis Inc.	4.625%	10/1/42	1,125	1,101
Agilent Technologies Inc.	5.000%	7/15/20	200	216
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,010

Agilent Technologies Inc.	3.875%	7/15/23	300	311
Agilent Technologies Inc.	3.050%	9/22/26	450	429
Allergan Inc.	2.800%	3/15/23	225	217
Altria Group Inc.	9.250%	8/6/19	613	712
Altria Group Inc.	2.625%	1/14/20	950	962
Altria Group Inc.	4.750%	5/5/21	950	1,029
Altria Group Inc.	2.850%	8/9/22	1,150	1,152
Altria Group Inc.	2.950%	5/2/23	200	199
Altria Group Inc.	4.000%	1/31/24	1,100	1,156
Altria Group Inc.	2.625%	9/16/26	350	331
Altria Group Inc.	4.250%	8/9/42	635	622
Altria Group Inc.	4.500%	5/2/43	650	661
Altria Group Inc.	5.375%	1/31/44	1,325	1,511
Altria Group Inc.	3.875%	9/16/46	1,225	1,135
AmerisourceBergen Corp.	3.500%	11/15/21	2,850	2,940
AmerisourceBergen Corp.	3.400%	5/15/24	300	304
AmerisourceBergen Corp.	3.250%	3/1/25	375	377
AmerisourceBergen Corp.	4.250%	3/1/45	400	392
Amgen Inc.	5.700%	2/1/19	780	834
Amgen Inc.	2.200%	5/22/19	1,600	1,610
Amgen Inc.	2.125%	5/1/20	495	495
Amgen Inc.	3.450%	10/1/20	275	286
Amgen Inc.	4.100%	6/15/21	1,360	1,438
Amgen Inc.	1.850%	8/19/21	500	485
Amgen Inc.	3.875%	11/15/21	1,465	1,542
Amgen Inc.	2.700%	5/1/22	225	225
Amgen Inc.	3.625%	5/15/22	625	649
Amgen Inc.	2.250%	8/19/23	800	764
Amgen Inc.	3.625%	5/22/24	1,000	1,025
Amgen Inc.	2.600%	8/19/26	900	831
Amgen Inc.	4.950%	10/1/41	100	105
Amgen Inc.	4.400%	5/1/45	1,675	1,625
Amgen Inc.	4.563%	6/15/48	1,969	1,957
Amgen Inc.	4.663%	6/15/51	4,514	4,516
Anheuser-Busch Cos. LLC	5.000%	3/1/19	225	238
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,219
Anheuser-Busch Cos. LLC	6.500%	5/1/42	325	434
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,500	3,504
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,811
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,385	5,418
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	492
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,520	4,603
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	413
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,500	8,585
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,770	5,027
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	951
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	492
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,840	9,543
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,322
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	814
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	1,993
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,456
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,659
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,828
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,117
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	328
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,773

Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,602
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	684
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	950
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	342
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	373
Archer-Daniels-Midland Co.	4.016%	4/16/43	400	397
Ascension Health	3.945%	11/15/46	475	468
6 Ascension Health	4.847%	11/15/53	250	276
AstraZeneca plc	1.750%	11/16/18	700	700
AstraZeneca plc	1.950%	9/18/19	625	624
AstraZeneca plc	2.375%	11/16/20	1,400	1,400
AstraZeneca plc	3.375%	11/16/25	1,250	1,259
AstraZeneca plc	6.450%	9/15/37	1,705	2,225
AstraZeneca plc	4.000%	9/18/42	150	145
AstraZeneca plc	4.375%	11/16/45	900	915
Baxalta Inc.	2.000%	6/22/18	225	226
Baxalta Inc.	2.875%	6/23/20	675	684
Baxalta Inc.	3.600%	6/23/22	325	332
Baxalta Inc.	4.000%	6/23/25	1,150	1,170
Baxalta Inc.	5.250%	6/23/45	705	770
Baxter International Inc.	1.700%	8/15/21	400	387
Baxter International Inc.	2.600%	8/15/26	400	375
Baxter International Inc.	3.500%	8/15/46	325	278
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	325	323
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	50
Becton Dickinson & Co.	2.675%	12/15/19	676	686
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,546
Becton Dickinson & Co.	3.125%	11/8/21	440	449
Becton Dickinson & Co.	3.300%	3/1/23	225	227
Becton Dickinson & Co.	3.734%	12/15/24	636	655
Becton Dickinson & Co.	4.685%	12/15/44	800	835
Biogen Inc.	2.900%	9/15/20	1,460	1,486
Biogen Inc.	3.625%	9/15/22	1,125	1,158
Biogen Inc.	4.050%	9/15/25	1,225	1,268
Biogen Inc.	5.200%	9/15/45	1,745	1,887
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	203
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,617
Boston Scientific Corp.	6.000%	1/15/20	575	630
Boston Scientific Corp.	3.375%	5/15/22	200	204
Boston Scientific Corp.	4.125%	10/1/23	125	131
Boston Scientific Corp.	3.850%	5/15/25	300	305
Boston Scientific Corp.	7.000%	11/15/35	200	243
Boston Scientific Corp.	7.375%	1/15/40	400	501
Bristol-Myers Squibb Co.	1.600%	2/27/19	500	500
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	175
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,163
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	128
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	499
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	406
Bristol-Myers Squibb Co.	4.500%	3/1/44	205	218
Brown-Forman Corp.	2.250%	1/15/23	100	97
Brown-Forman Corp.	4.500%	7/15/45	325	344
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	878
Bunge Ltd. Finance Corp.	3.250%	8/15/26	300	289
Campbell Soup Co.	3.300%	3/19/25	700	708

Campbell Soup Co.	3.800%	8/2/42	200	186
Cardinal Health Inc.	1.950%	6/15/18	800	802
Cardinal Health Inc.	4.625%	12/15/20	590	636
Cardinal Health Inc.	3.200%	3/15/23	325	329
Cardinal Health Inc.	3.750%	9/15/25	325	335
Cardinal Health Inc.	4.600%	3/15/43	175	172
Cardinal Health Inc.	4.500%	11/15/44	225	223
Cardinal Health Inc.	4.900%	9/15/45	450	464
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	194
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	566
Celgene Corp.	2.125%	8/15/18	475	477
Celgene Corp.	2.300%	8/15/18	600	604
Celgene Corp.	2.250%	5/15/19	450	452
Celgene Corp.	2.875%	8/15/20	1,150	1,167
Celgene Corp.	3.950%	10/15/20	800	840
Celgene Corp.	3.250%	8/15/22	500	507
Celgene Corp.	3.550%	8/15/22	625	643
Celgene Corp.	4.000%	8/15/23	450	470
Celgene Corp.	3.625%	5/15/24	650	658
Celgene Corp.	3.875%	8/15/25	1,575	1,610
Celgene Corp.	5.700%	10/15/40	75	83
Celgene Corp.	5.250%	8/15/43	850	895
Celgene Corp.	4.625%	5/15/44	650	645
Celgene Corp.	5.000%	8/15/45	1,325	1,383
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	155
Church & Dwight Co. Inc.	2.450%	12/15/19	400	403
City of Hope	5.623%	11/15/43	250	295
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	315
Clorox Co.	3.800%	11/15/21	2,575	2,712
Clorox Co.	3.500%	12/15/24	600	619
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	357
Coca-Cola Co.	1.150%	4/1/18	757	755
Coca-Cola Co.	1.650%	11/1/18	425	427
Coca-Cola Co.	1.375%	5/30/19	400	398
Coca-Cola Co.	1.875%	10/27/20	750	749
Coca-Cola Co.	2.450%	11/1/20	800	814
Coca-Cola Co.	3.150%	11/15/20	1,052	1,098
Coca-Cola Co.	1.550%	9/1/21	800	780
Coca-Cola Co.	3.300%	9/1/21	1,210	1,264
Coca-Cola Co.	3.200%	11/1/23	1,650	1,699
Coca-Cola Co.	2.875%	10/27/25	1,025	1,015
Coca-Cola Co.	2.550%	6/1/26	325	313
Coca-Cola Co.	2.250%	9/1/26	1,000	935
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	623
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	214
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	395
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,231
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	715
Colgate-Palmolive Co.	1.750%	3/15/19	1,200	1,205
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,546
Colgate-Palmolive Co.	1.950%	2/1/23	500	489
Colgate-Palmolive Co.	2.100%	5/1/23	275	267
Colgate-Palmolive Co.	3.250%	3/15/24	375	388
Colgate-Palmolive Co.	4.000%	8/15/45	450	461
Conagra Brands Inc.	3.250%	9/15/22	750	755
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,141
Conagra Brands Inc.	7.000%	10/1/28	100	124

Constellation Brands Inc.	3.875%	11/15/19	275	286
Constellation Brands Inc.	3.750%	5/1/21	350	363
Constellation Brands Inc.	6.000%	5/1/22	425	482
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,053
Constellation Brands Inc.	4.750%	11/15/24	375	404
Constellation Brands Inc.	4.750%	12/1/25	500	538
Constellation Brands Inc.	3.700%	12/6/26	400	399
Covidien International Finance SA	4.200%	6/15/20	400	424
Covidien International Finance SA	3.200%	6/15/22	1,500	1,533
CR Bard Inc.	4.400%	1/15/21	90	96
CR Bard Inc.	3.000%	5/15/26	325	313
Danaher Corp.	1.650%	9/15/18	600	600
Danaher Corp.	2.400%	9/15/20	400	404
Danaher Corp.	3.350%	9/15/25	500	515
Danaher Corp.	4.375%	9/15/45	375	395
Delhaize America LLC	9.000%	4/15/31	475	685
Diageo Capital plc	4.828%	7/15/20	500	541
Diageo Capital plc	2.625%	4/29/23	2,000	1,980
Diageo Capital plc	5.875%	9/30/36	250	308
Diageo Investment Corp.	2.875%	5/11/22	700	712
Diageo Investment Corp.	4.250%	5/11/42	650	658
Dignity Health California GO	2.637%	11/1/19	200	202
Dignity Health California GO	3.125%	11/1/22	150	150
Dignity Health California GO	3.812%	11/1/24	100	100
Dignity Health California GO	4.500%	11/1/42	550	508
Dignity Health California GO	5.267%	11/1/64	225	221
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	464	489
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	498
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	350	351
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	249
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	257
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	400	396
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	274
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	275	276
Edwards Lifesciences Corp.	2.875%	10/15/18	375	380
Eli Lilly & Co.	1.950%	3/15/19	750	754
Eli Lilly & Co.	2.750%	6/1/25	525	518
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,150
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	700
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	391
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	399
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	182
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	386
Estee Lauder Cos. Inc.	4.150%	3/15/47	375	376
Express Scripts Holding Co.	3.300%	2/25/21	175	178
Express Scripts Holding Co.	4.750%	11/15/21	850	914
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,257
Express Scripts Holding Co.	3.000%	7/15/23	975	944
Express Scripts Holding Co.	4.500%	2/25/26	980	1,000
Express Scripts Holding Co.	3.400%	3/1/27	1,100	1,033
Express Scripts Holding Co.	6.125%	11/15/41	134	153
Express Scripts Holding Co.	4.800%	7/15/46	2,275	2,162
Flowers Foods Inc.	4.375%	4/1/22	325	344
Flowers Foods Inc.	3.500%	10/1/26	250	243
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	315
Genentech Inc.	5.250%	7/15/35	200	232
General Mills Inc.	5.650%	2/15/19	1,650	1,764

General Mills Inc.	2.200%	10/21/19	200	201
General Mills Inc.	3.150%	12/15/21	425	435
General Mills Inc.	3.650%	2/15/24	325	336
General Mills Inc.	3.200%	2/10/27	500	490
General Mills Inc.	5.400%	6/15/40	245	278
Gilead Sciences Inc.	1.850%	9/4/18	650	652
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,405
Gilead Sciences Inc.	2.350%	2/1/20	600	604
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,135
Gilead Sciences Inc.	4.500%	4/1/21	300	322
Gilead Sciences Inc.	4.400%	12/1/21	4,502	4,828
Gilead Sciences Inc.	3.250%	9/1/22	625	638
Gilead Sciences Inc.	2.500%	9/1/23	500	483
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,540
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,151
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,248
Gilead Sciences Inc.	4.600%	9/1/35	500	514
Gilead Sciences Inc.	5.650%	12/1/41	600	689
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,486
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,003
Gilead Sciences Inc.	4.750%	3/1/46	1,700	1,734
Gilead Sciences Inc.	4.150%	3/1/47	1,375	1,273
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,028
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	75
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	352
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,490
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	308
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	202
Hasbro Inc.	3.150%	5/15/21	200	204
Hasbro Inc.	6.350%	3/15/40	400	478
Hasbro Inc.	5.100%	5/15/44	300	304
Hershey Co.	1.600%	8/21/18	215	216
Hershey Co.	4.125%	12/1/20	215	232
Hershey Co.	2.625%	5/1/23	250	248
Hershey Co.	3.200%	8/21/25	170	172
Hershey Co.	2.300%	8/15/26	325	305
Hillshire Brands Co.	4.100%	9/15/20	175	183
Hormel Foods Corp.	4.125%	4/15/21	75	80
Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	3.200%	10/1/26	400	391
JM Smucker Co.	2.500%	3/15/20	325	328
JM Smucker Co.	3.500%	10/15/21	735	763
JM Smucker Co.	3.000%	3/15/22	250	253
JM Smucker Co.	3.500%	3/15/25	700	710
JM Smucker Co.	4.250%	3/15/35	400	402
JM Smucker Co.	4.375%	3/15/45	650	648
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	342
Johnson & Johnson	5.150%	7/15/18	125	131
Johnson & Johnson	1.650%	12/5/18	275	277
Johnson & Johnson	1.125%	3/1/19	500	498
Johnson & Johnson	1.875%	12/5/19	300	302
Johnson & Johnson	2.950%	9/1/20	400	415
Johnson & Johnson	1.650%	3/1/21	750	739
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	2.250%	3/3/22	3,325	3,329
Johnson & Johnson	2.050%	3/1/23	350	342
Johnson & Johnson	6.730%	11/15/23	245	304

Johnson & Johnson	3.375%	12/5/23	650	684
Johnson & Johnson	2.450%	3/1/26	1,225	1,177
Johnson & Johnson	2.950%	3/3/27	900	900
Johnson & Johnson	6.950%	9/1/29	975	1,316
Johnson & Johnson	4.950%	5/15/33	550	643
Johnson & Johnson	4.375%	12/5/33	700	768
Johnson & Johnson	3.550%	3/1/36	350	346
Johnson & Johnson	3.625%	3/3/37	1,250	1,239
Johnson & Johnson	5.950%	8/15/37	645	845
Johnson & Johnson	5.850%	7/15/38	325	425
Johnson & Johnson	4.500%	9/1/40	419	461
Johnson & Johnson	3.700%	3/1/46	1,400	1,368
Johnson & Johnson	3.750%	3/3/47	800	791
Kaiser Foundation Hospitals	3.500%	4/1/22	100	104
Kaiser Foundation Hospitals	4.875%	4/1/42	400	447
Kellogg Co.	3.250%	5/21/18	875	891
Kellogg Co.	4.150%	11/15/19	250	263
Kellogg Co.	4.000%	12/15/20	570	602
Kellogg Co.	2.650%	12/1/23	250	244
Kellogg Co.	3.250%	4/1/26	950	927
Kellogg Co.	7.450%	4/1/31	200	260
Kellogg Co.	4.500%	4/1/46	750	737
Kimberly-Clark Corp.	1.400%	2/15/19	400	398
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,102
Kimberly-Clark Corp.	3.625%	8/1/20	250	262
Kimberly-Clark Corp.	3.875%	3/1/21	560	594
Kimberly-Clark Corp.	2.400%	6/1/23	150	148
Kimberly-Clark Corp.	3.050%	8/15/25	100	101
Kimberly-Clark Corp.	2.750%	2/15/26	250	244
Kimberly-Clark Corp.	5.300%	3/1/41	825	992
Kimberly-Clark Corp.	3.700%	6/1/43	175	164
Kimberly-Clark Corp.	3.200%	7/30/46	400	349
Koninklijke Philips NV	3.750%	3/15/22	825	856
Koninklijke Philips NV	5.000%	3/15/42	335	350
Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,120
Kraft Foods Group Inc.	5.375%	2/10/20	78	85
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,029
Kraft Foods Group Inc.	6.500%	2/9/40	600	719
Kraft Foods Group Inc.	5.000%	6/4/42	1,780	1,800
Kraft Heinz Foods Co.	2.000%	7/2/18	1,515	1,518
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,533
Kraft Heinz Foods Co.	3.500%	7/15/22	250	256
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,051
Kraft Heinz Foods Co.	3.000%	6/1/26	1,450	1,359
Kraft Heinz Foods Co.	5.000%	7/15/35	650	673
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,321
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,416
Kroger Co.	4.450%	2/1/47	1,450	1,422
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	251
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	377
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	230
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	594
Laboratory Corp. of America Holdings	4.700%	2/1/45	600	583
Life Technologies Corp.	6.000%	3/1/20	485	531
Life Technologies Corp.	5.000%	1/15/21	375	401
Mattel Inc.	2.350%	5/6/19	500	502
Mattel Inc.	2.350%	8/15/21	225	220

Mattel Inc.	3.150%	3/15/23	75	74
Mattel Inc.	5.450%	11/1/41	380	387
6 Mayo Clinic	3.774%	11/15/43	625	592
6 Mayo Clinic	4.000%	11/15/47	150	146
6 Mayo Clinic	4.128%	11/15/52	125	124
McCormick & Co. Inc.	3.900%	7/15/21	100	106
McKesson Corp.	7.500%	2/15/19	740	812
McKesson Corp.	2.284%	3/15/19	700	705
McKesson Corp.	4.750%	3/1/21	485	521
McKesson Corp.	2.700%	12/15/22	250	247
McKesson Corp.	3.796%	3/15/24	100	104
McKesson Corp.	6.000%	3/1/41	1,025	1,191
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	668
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	510
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	498
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	464
Mead Johnson Nutrition Co.	4.600%	6/1/44	325	338
Medco Health Solutions Inc.	4.125%	9/15/20	410	429
Medtronic Inc.	1.375%	4/1/18	1,075	1,073
Medtronic Inc.	2.500%	3/15/20	1,831	1,857
Medtronic Inc.	4.125%	3/15/21	410	435
Medtronic Inc.	3.125%	3/15/22	2,175	2,224
Medtronic Inc.	3.150%	3/15/22	1,725	1,774
Medtronic Inc.	3.625%	3/15/24	1,650	1,710
Medtronic Inc.	3.500%	3/15/25	3,000	3,070
Medtronic Inc.	4.375%	3/15/35	1,592	1,670
Medtronic Inc.	5.550%	3/15/40	275	319
Medtronic Inc.	4.500%	3/15/42	1,413	1,480
Medtronic Inc.	4.625%	3/15/44	293	312
Medtronic Inc.	4.625%	3/15/45	3,625	3,865
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	113
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	443
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	150	149
Merck & Co. Inc.	1.850%	2/10/20	1,000	1,002
Merck & Co. Inc.	3.875%	1/15/21	625	662
Merck & Co. Inc.	2.350%	2/10/22	100	100
Merck & Co. Inc.	2.400%	9/15/22	600	596
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,842
Merck & Co. Inc.	2.750%	2/10/25	1,750	1,727
Merck & Co. Inc.	6.550%	9/15/37	260	350
Merck & Co. Inc.	3.600%	9/15/42	150	140
Merck & Co. Inc.	4.150%	5/18/43	805	824
Merck & Co. Inc.	3.700%	2/10/45	2,795	2,655
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	184
9 Molson Coors Brewing Co.	1.900%	3/15/19	525	525
Molson Coors Brewing Co.	1.450%	7/15/19	275	272
9 Molson Coors Brewing Co.	2.250%	3/15/20	525	525
Molson Coors Brewing Co.	2.100%	7/15/21	350	342
Molson Coors Brewing Co.	3.500%	5/1/22	75	78
Molson Coors Brewing Co.	3.000%	7/15/26	1,400	1,328
Molson Coors Brewing Co.	5.000%	5/1/42	275	290
Molson Coors Brewing Co.	4.200%	7/15/46	1,985	1,858
Mondelez International Inc.	6.500%	2/9/40	580	718
Mylan Inc.	2.600%	6/24/18	72	73

Mylan Inc.	2.550%	3/28/19	511	513
Mylan Inc.	4.200%	11/29/23	925	950
Mylan Inc.	5.400%	11/29/43	500	517
Mylan NV	2.500%	6/7/19	450	451
Mylan NV	3.150%	6/15/21	975	976
Mylan NV	3.950%	6/15/26	1,500	1,466
Mylan NV	5.250%	6/15/46	725	741
New York & Presbyterian Hospital	4.024%	8/1/45	480	468
New York & Presbyterian Hospital	4.063%	8/1/56	325	305
New York & Presbyterian Hospital	4.763%	8/1/16	210	196
Newell Brands Inc.	2.150%	10/15/18	200	201
Newell Brands Inc.	2.600%	3/29/19	88	89
Newell Brands Inc.	2.875%	12/1/19	225	229
Newell Brands Inc.	3.150%	4/1/21	735	751
Newell Brands Inc.	3.850%	4/1/23	1,135	1,173
Newell Brands Inc.	4.000%	12/1/24	400	413
Newell Brands Inc.	3.900%	11/1/25	350	357
Newell Brands Inc.	4.200%	4/1/26	1,325	1,379
Newell Brands Inc.	5.375%	4/1/36	375	423
Newell Brands Inc.	5.500%	4/1/46	1,450	1,645
Northwell Healthcare Inc.	3.979%	11/1/46	600	549
Novant Health Inc.	5.850%	11/1/19	300	329
Novartis Capital Corp.	1.800%	2/14/20	1,500	1,496
Novartis Capital Corp.	4.400%	4/24/20	225	241
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,491
Novartis Capital Corp.	2.400%	9/21/22	1,000	995
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,031
Novartis Capital Corp.	3.000%	11/20/25	900	898
Novartis Capital Corp.	3.100%	5/17/27	1,400	1,399
Novartis Capital Corp.	4.400%	5/6/44	1,250	1,330
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,204
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,427
NYU Hospitals Center	4.784%	7/1/44	375	392
Partners Healthcare System Inc.	4.117%	7/1/55	150	145
PepsiCo Inc.	1.250%	4/30/18	450	450
PepsiCo Inc.	5.000%	6/1/18	375	391
PepsiCo Inc.	2.250%	1/7/19	525	531
PepsiCo Inc.	1.350%	10/4/19	300	298
PepsiCo Inc.	1.850%	4/30/20	1,475	1,472
PepsiCo Inc.	2.150%	10/14/20	1,075	1,082
PepsiCo Inc.	3.125%	11/1/20	30	31
PepsiCo Inc.	3.000%	8/25/21	1,070	1,100
PepsiCo Inc.	1.700%	10/6/21	300	292
PepsiCo Inc.	2.750%	3/5/22	3,650	3,705
PepsiCo Inc.	3.600%	3/1/24	600	632
PepsiCo Inc.	2.750%	4/30/25	1,725	1,695
PepsiCo Inc.	3.500%	7/17/25	1,425	1,485
PepsiCo Inc.	2.375%	10/6/26	650	614
PepsiCo Inc.	5.500%	1/15/40	500	607
PepsiCo Inc.	4.875%	11/1/40	165	186
PepsiCo Inc.	4.000%	3/5/42	741	739
PepsiCo Inc.	3.600%	8/13/42	725	677
PepsiCo Inc.	4.250%	10/22/44	525	543
PepsiCo Inc.	4.600%	7/17/45	785	859
PepsiCo Inc.	4.450%	4/14/46	1,075	1,137
PepsiCo Inc.	3.450%	10/6/46	600	542
PerkinElmer Inc.	5.000%	11/15/21	1,715	1,860

Perrigo Co. plc	2.300%	11/8/18	370	372
Perrigo Co. plc	4.000%	11/15/23	650	661
Perrigo Co. plc	5.300%	11/15/43	325	332
Perrigo Finance Unlimited Co.	3.500%	3/15/21	400	407
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,925	1,949
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	597
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	381
Perrigo Finance Unlimited Co.	4.900%	12/15/44	500	486
Pfizer Inc.	1.200%	6/1/18	700	699
Pfizer Inc.	2.100%	5/15/19	750	756
Pfizer Inc.	1.450%	6/3/19	1,725	1,717
Pfizer Inc.	1.700%	12/15/19	1,000	1,001
Pfizer Inc.	1.950%	6/3/21	900	895
Pfizer Inc.	2.200%	12/15/21	325	324
Pfizer Inc.	3.000%	6/15/23	450	458
Pfizer Inc.	3.400%	5/15/24	200	207
Pfizer Inc.	2.750%	6/3/26	800	777
Pfizer Inc.	3.000%	12/15/26	2,200	2,171
Pfizer Inc.	4.000%	12/15/36	1,650	1,666
Pfizer Inc.	7.200%	3/15/39	410	584
Pfizer Inc.	4.300%	6/15/43	1,500	1,543
Pfizer Inc.	4.400%	5/15/44	800	834
Pfizer Inc.	4.125%	12/15/46	1,475	1,466
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,071
Philip Morris International Inc.	1.375%	2/25/19	360	358
Philip Morris International Inc.	2.000%	2/21/20	725	723
Philip Morris International Inc.	1.875%	2/25/21	475	466
Philip Morris International Inc.	4.125%	5/17/21	195	207
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,029
Philip Morris International Inc.	2.125%	5/10/23	450	429
Philip Morris International Inc.	3.250%	11/10/24	875	879
Philip Morris International Inc.	3.375%	8/11/25	475	479
Philip Morris International Inc.	2.750%	2/25/26	450	433
Philip Morris International Inc.	6.375%	5/16/38	475	602
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,597
Philip Morris International Inc.	4.500%	3/20/42	450	457
Philip Morris International Inc.	3.875%	8/21/42	75	70
Philip Morris International Inc.	4.125%	3/4/43	300	289
Philip Morris International Inc.	4.875%	11/15/43	400	430
Philip Morris International Inc.	4.250%	11/10/44	800	788
Premier Health Partners	2.911%	11/15/26	200	184
6 Procter & Gamble - Esop	9.360%	1/1/21	479	553
Procter & Gamble Co.	1.900%	11/1/19	275	277
Procter & Gamble Co.	1.850%	2/2/21	400	398
Procter & Gamble Co.	1.700%	11/3/21	1,000	980
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,134
Procter & Gamble Co.	2.700%	2/2/26	400	391
Procter & Gamble Co.	2.450%	11/3/26	700	668
Procter & Gamble Co.	5.550%	3/5/37	806	1,050
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	119
Quest Diagnostics Inc.	2.700%	4/1/19	650	658
Quest Diagnostics Inc.	4.750%	1/30/20	300	321
Quest Diagnostics Inc.	2.500%	3/30/20	160	161
Quest Diagnostics Inc.	4.250%	4/1/24	200	210
Quest Diagnostics Inc.	3.500%	3/30/25	225	223
Quest Diagnostics Inc.	3.450%	6/1/26	275	271

Quest Diagnostics Inc.	5.750%	1/30/40	61	66
Quest Diagnostics Inc.	4.700%	3/30/45	125	126
Reynolds American Inc.	2.300%	6/12/18	1,450	1,458
Reynolds American Inc.	8.125%	6/23/19	450	507
Reynolds American Inc.	3.250%	6/12/20	680	698
Reynolds American Inc.	4.000%	6/12/22	600	630
Reynolds American Inc.	4.850%	9/15/23	75	81
Reynolds American Inc.	4.450%	6/12/25	2,106	2,214
Reynolds American Inc.	5.700%	8/15/35	700	799
Reynolds American Inc.	8.125%	5/1/40	400	548
Reynolds American Inc.	7.000%	8/4/41	150	180
Reynolds American Inc.	5.850%	8/15/45	1,610	1,887
RWJ Barnabas Health Inc.	3.949%	7/1/46	325	307
Sanofi	1.250%	4/10/18	650	649
Sanofi	4.000%	3/29/21	1,360	1,443
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,064
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,262
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,275	4,131
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	162
Stryker Corp.	2.000%	3/8/19	400	401
Stryker Corp.	4.375%	1/15/20	100	106
Stryker Corp.	2.625%	3/15/21	500	503
Stryker Corp.	3.375%	5/15/24	1,000	1,014
Stryker Corp.	3.375%	11/1/25	500	502
Stryker Corp.	3.500%	3/15/26	890	898
Stryker Corp.	4.375%	5/15/44	275	271
Stryker Corp.	4.625%	3/15/46	730	752
Sysco Corp.	1.900%	4/1/19	325	325
Sysco Corp.	2.600%	10/1/20	425	428
Sysco Corp.	2.500%	7/15/21	300	299
Sysco Corp.	3.750%	10/1/25	175	179
Sysco Corp.	3.300%	7/15/26	650	635
Sysco Corp.	5.375%	9/21/35	600	673
Sysco Corp.	4.850%	10/1/45	125	131
Sysco Corp.	4.500%	4/1/46	550	548
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	787
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,493
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	243
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	173
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	1,000	994
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	1,300	1,284
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	2,750	2,649
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	2,000	1,904
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	2,550	2,350
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	1,825	1,573
6 Texas Health Resources	4.330%	11/15/55	100	102
The Kroger Co.	2.300%	1/15/19	650	654
The Kroger Co.	1.500%	9/30/19	300	296
The Kroger Co.	6.150%	1/15/20	1,010	1,113
The Kroger Co.	3.300%	1/15/21	700	717
The Kroger Co.	2.600%	2/1/21	200	199

The Kroger Co.	2.950%	11/1/21	2,375	2,389
The Kroger Co.	3.850%	8/1/23	325	337
The Kroger Co.	4.000%	2/1/24	400	416
The Kroger Co.	2.650%	10/15/26	775	714
The Kroger Co.	7.700%	6/1/29	200	264
The Kroger Co.	8.000%	9/15/29	750	1,011
The Kroger Co.	6.900%	4/15/38	375	487
The Kroger Co.	5.150%	8/1/43	350	374
The Kroger Co.	3.875%	10/15/46	325	292
The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,189
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	301
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	535
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	727
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	612
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,580
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	471
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	431
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	760
Trinity Health Corp.	4.125%	12/1/45	225	218
Tupperware Brands Corp.	4.750%	6/1/21	430	458
Tyson Foods Inc.	2.650%	8/15/19	500	505
Tyson Foods Inc.	4.500%	6/15/22	725	774
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,223
Tyson Foods Inc.	4.875%	8/15/34	1,300	1,335
Tyson Foods Inc.	5.150%	8/15/44	300	315
Unilever Capital Corp.	2.200%	3/6/19	150	151
Unilever Capital Corp.	2.100%	7/30/20	725	727
Unilever Capital Corp.	4.250%	2/10/21	805	861
Unilever Capital Corp.	1.375%	7/28/21	400	384
Unilever Capital Corp.	3.100%	7/30/25	550	548
Unilever Capital Corp.	2.000%	7/28/26	450	407
Whirlpool Corp.	2.400%	3/1/19	150	151
Whirlpool Corp.	4.850%	6/15/21	200	215
Whirlpool Corp.	4.700%	6/1/22	775	842
Whirlpool Corp.	4.000%	3/1/24	175	183
Whirlpool Corp.	3.700%	5/1/25	400	409
Whirlpool Corp.	4.500%	6/1/46	488	484
Whole Foods Market Inc.	5.200%	12/3/25	875	927
Wyeth LLC	7.250%	3/1/23	350	433
Wyeth LLC	6.450%	2/1/24	1,705	2,070
Wyeth LLC	6.500%	2/1/34	500	648
Wyeth LLC	6.000%	2/15/36	585	724
Wyeth LLC	5.950%	4/1/37	1,205	1,490
Zeneca Wilmington Inc.	7.000%	11/15/23	600	737
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	751
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	218
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	780
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	780
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	652
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,261
Zoetis Inc.	3.450%	11/13/20	325	334
Zoetis Inc.	3.250%	2/1/23	1,000	1,010
Zoetis Inc.	4.500%	11/13/25	350	377
Zoetis Inc.	4.700%	2/1/43	550	559

Energy (1.1%)
Anadarko Finance Co.	7.500%	5/1/31	500	634

Anadarko Petroleum Corp.	8.700%	3/15/19	300	336
Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
Anadarko Petroleum Corp.	4.850%	3/15/21	200	214
Anadarko Petroleum Corp.	5.550%	3/15/26	2,700	2,996
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,179
Anadarko Petroleum Corp.	7.950%	6/15/39	125	161
Anadarko Petroleum Corp.	6.200%	3/15/40	450	508
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,789
Anadarko Petroleum Corp.	6.600%	3/15/46	500	604
Apache Corp.	6.900%	9/15/18	500	534
Apache Corp.	3.625%	2/1/21	265	273
Apache Corp.	3.250%	4/15/22	862	867
Apache Corp.	6.000%	1/15/37	725	817
Apache Corp.	5.100%	9/1/40	850	875
Apache Corp.	5.250%	2/1/42	475	496
Apache Corp.	4.750%	4/15/43	900	900
Apache Corp.	4.250%	1/15/44	800	749
Apache Finance Canada Corp.	7.750%	12/15/29	225	293
Baker Hughes Inc.	5.125%	9/15/40	595	653
Boardwalk Pipelines LP	3.375%	2/1/23	325	316
Boardwalk Pipelines LP	4.950%	12/15/24	525	551
Boardwalk Pipelines LP	5.950%	6/1/26	700	775
Boardwalk Pipelines LP	4.450%	7/15/27	300	302
BP Capital Markets plc	1.375%	5/10/18	750	748
BP Capital Markets plc	2.241%	9/26/18	900	906
BP Capital Markets plc	4.750%	3/10/19	600	632
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	378
BP Capital Markets plc	4.500%	10/1/20	1,425	1,533
BP Capital Markets plc	4.742%	3/11/21	1,010	1,093
BP Capital Markets plc	3.561%	11/1/21	2,775	2,891
BP Capital Markets plc	3.062%	3/17/22	450	456
BP Capital Markets plc	3.245%	5/6/22	1,076	1,098
BP Capital Markets plc	2.500%	11/6/22	325	319
BP Capital Markets plc	2.750%	5/10/23	1,825	1,802
BP Capital Markets plc	3.994%	9/26/23	350	366
BP Capital Markets plc	3.216%	11/28/23	1,500	1,506
BP Capital Markets plc	3.535%	11/4/24	2,335	2,358
BP Capital Markets plc	3.506%	3/17/25	1,100	1,105
BP Capital Markets plc	3.119%	5/4/26	600	587
BP Capital Markets plc	3.723%	11/28/28	1,000	1,017
Buckeye Partners LP	2.650%	11/15/18	100	101
Buckeye Partners LP	3.950%	12/1/26	2,200	2,155
Buckeye Partners LP	5.850%	11/15/43	250	261
Buckeye Partners LP	5.600%	10/15/44	175	179
Burlington Resources Finance Co.	7.400%	12/1/31	600	813
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,189
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	606
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	453
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	539
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	573
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	853
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,169
Cenovus Energy Inc.	5.700%	10/15/19	500	539
Cenovus Energy Inc.	6.750%	11/15/39	900	1,028
Cenovus Energy Inc.	5.200%	9/15/43	800	782
Chevron Corp.	1.718%	6/24/18	1,250	1,254

Chevron Corp.	1.790%	11/16/18	1,000	1,003
Chevron Corp.	1.686%	2/28/19	400	400
Chevron Corp.	4.950%	3/3/19	475	503
Chevron Corp.	1.561%	5/16/19	800	801
Chevron Corp.	2.193%	11/15/19	1,800	1,815
Chevron Corp.	1.961%	3/3/20	2,452	2,451
Chevron Corp.	1.991%	3/3/20	400	400
Chevron Corp.	2.419%	11/17/20	600	606
Chevron Corp.	2.100%	5/16/21	1,200	1,189
Chevron Corp.	2.411%	3/3/22	475	474
Chevron Corp.	2.498%	3/3/22	400	401
Chevron Corp.	2.355%	12/5/22	3,825	3,772
Chevron Corp.	3.191%	6/24/23	1,175	1,204
Chevron Corp.	2.895%	3/3/24	100	100
Chevron Corp.	3.326%	11/17/25	200	204
Chevron Corp.	2.954%	5/16/26	1,450	1,430
Cimarex Energy Co.	4.375%	6/1/24	900	935
Columbia Pipeline Group Inc.	2.450%	6/1/18	350	352
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	509
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,212
ConocoPhillips	5.200%	5/15/18	425	442
ConocoPhillips	6.000%	1/15/20	980	1,082
ConocoPhillips	5.900%	10/15/32	150	179
ConocoPhillips	5.900%	5/15/38	305	366
ConocoPhillips	6.500%	2/1/39	1,410	1,795
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	465
ConocoPhillips Co.	1.500%	5/15/18	500	499
ConocoPhillips Co.	2.200%	5/15/20	400	402
ConocoPhillips Co.	4.200%	3/15/21	1,000	1,065
ConocoPhillips Co.	2.875%	11/15/21	2,975	3,013
ConocoPhillips Co.	2.400%	12/15/22	1,500	1,465
ConocoPhillips Co.	3.350%	11/15/24	365	369
ConocoPhillips Co.	4.950%	3/15/26	2,693	2,994
ConocoPhillips Co.	4.150%	11/15/34	350	349
ConocoPhillips Co.	4.300%	11/15/44	500	498
ConocoPhillips Co.	5.950%	3/15/46	250	310
ConocoPhillips Holding Co.	6.950%	4/15/29	275	356
Devon Energy Corp.	4.000%	7/15/21	300	310
Devon Energy Corp.	3.250%	5/15/22	500	494
Devon Energy Corp.	7.950%	4/15/32	350	453
Devon Energy Corp.	5.600%	7/15/41	1,310	1,382
Devon Energy Corp.	4.750%	5/15/42	1,700	1,628
Devon Financing Co. LLC	7.875%	9/30/31	1,275	1,647
Dominion Gas Holdings LLC	2.800%	11/15/20	500	506
Dominion Gas Holdings LLC	3.550%	11/1/23	250	255
Dominion Gas Holdings LLC	3.600%	12/15/24	250	253
Dominion Gas Holdings LLC	4.800%	11/1/43	500	526
Dominion Gas Holdings LLC	4.600%	12/15/44	400	401
Enable Midstream Partners LP	2.400%	5/15/19	300	297
Enable Midstream Partners LP	3.900%	5/15/24	250	244
Enable Midstream Partners LP	4.400%	3/15/27	800	792
Enable Midstream Partners LP	5.000%	5/15/44	350	320
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,814
Enbridge Energy Partners LP	4.200%	9/15/21	325	339
Enbridge Energy Partners LP	5.875%	10/15/25	400	448
Enbridge Energy Partners LP	7.500%	4/15/38	300	359
Enbridge Energy Partners LP	5.500%	9/15/40	350	351

Enbridge Energy Partners LP	7.375%	10/15/45	500	610
Enbridge Inc.	4.250%	12/1/26	400	407
Enbridge Inc.	4.500%	6/10/44	525	485
Enbridge Inc.	5.500%	12/1/46	400	422
Encana Corp.	6.500%	8/15/34	1,625	1,826
Encana Corp.	6.625%	8/15/37	500	564
Encana Corp.	6.500%	2/1/38	375	420
Energy Transfer Partners LP	2.500%	6/15/18	300	301
Energy Transfer Partners LP	9.700%	3/15/19	500	568
Energy Transfer Partners LP	9.000%	4/15/19	254	287
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,167
Energy Transfer Partners LP	4.650%	6/1/21	1,840	1,936
Energy Transfer Partners LP	5.200%	2/1/22	2,400	2,572
Energy Transfer Partners LP	3.600%	2/1/23	1,825	1,813
Energy Transfer Partners LP	4.050%	3/15/25	2,000	1,976
Energy Transfer Partners LP	4.750%	1/15/26	300	309
Energy Transfer Partners LP	4.200%	4/15/27	300	296
Energy Transfer Partners LP	4.900%	3/15/35	250	238
Energy Transfer Partners LP	6.625%	10/15/36	150	167
Energy Transfer Partners LP	7.500%	7/1/38	500	594
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,190
Energy Transfer Partners LP	6.500%	2/1/42	300	324
Energy Transfer Partners LP	5.150%	2/1/43	425	396
Energy Transfer Partners LP	5.150%	3/15/45	250	235
Energy Transfer Partners LP	6.125%	12/15/45	400	427
Energy Transfer Partners LP	5.300%	4/15/47	300	288
EnLink Midstream Partners LP	4.400%	4/1/24	825	833
EnLink Midstream Partners LP	4.150%	6/1/25	400	395
EnLink Midstream Partners LP	4.850%	7/15/26	950	978
EnLink Midstream Partners LP	5.600%	4/1/44	425	425
Enterprise Products Operating LLC	6.650%	4/15/18	50	52
Enterprise Products Operating LLC	1.650%	5/7/18	450	450
Enterprise Products Operating LLC	6.500%	1/31/19	50	54
Enterprise Products Operating LLC	2.550%	10/15/19	300	302
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,432
Enterprise Products Operating LLC	4.050%	2/15/22	175	184
Enterprise Products Operating LLC	3.350%	3/15/23	350	353
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,100
Enterprise Products Operating LLC	3.750%	2/15/25	650	655
Enterprise Products Operating LLC	3.700%	2/15/26	400	400
Enterprise Products Operating LLC	3.950%	2/15/27	400	407
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,719
Enterprise Products Operating LLC	7.550%	4/15/38	450	589
Enterprise Products Operating LLC	5.950%	2/1/41	495	566
Enterprise Products Operating LLC	4.850%	8/15/42	850	856
Enterprise Products Operating LLC	4.450%	2/15/43	600	570
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,463
Enterprise Products Operating LLC	5.100%	2/15/45	475	496
Enterprise Products Operating LLC	4.900%	5/15/46	1,400	1,433
Enterprise Products Operating LLC	4.950%	10/15/54	200	199
6 Enterprise Products Operating LLC	7.034%	1/15/68	600	619
EOG Resources Inc.	5.625%	6/1/19	925	994
EOG Resources Inc.	4.100%	2/1/21	150	158
EOG Resources Inc.	2.625%	3/15/23	2,700	2,632
EQT Corp.	8.125%	6/1/19	400	447
EQT Corp.	4.875%	11/15/21	600	643
EQT Midstream Partners LP	4.125%	12/1/26	500	495

Exxon Mobil Corp.	1.819%	3/15/19	237	238
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,414
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,502
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,249
Exxon Mobil Corp.	2.726%	3/1/23	3,000	3,007
Exxon Mobil Corp.	2.709%	3/6/25	100	98
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,350
Exxon Mobil Corp.	3.567%	3/6/45	650	610
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,844
Halliburton Co.	2.000%	8/1/18	400	401
Halliburton Co.	3.250%	11/15/21	1,565	1,599
Halliburton Co.	3.500%	8/1/23	950	966
Halliburton Co.	3.800%	11/15/25	2,250	2,280
Halliburton Co.	4.850%	11/15/35	1,000	1,054
Halliburton Co.	6.700%	9/15/38	580	724
Halliburton Co.	7.450%	9/15/39	450	600
Halliburton Co.	4.500%	11/15/41	675	655
Halliburton Co.	4.750%	8/1/43	150	152
Halliburton Co.	5.000%	11/15/45	1,200	1,260
Hess Corp.	3.500%	7/15/24	200	192
Hess Corp.	4.300%	4/1/27	500	491
Hess Corp.	7.875%	10/1/29	150	183
Hess Corp.	7.125%	3/15/33	375	429
Hess Corp.	6.000%	1/15/40	1,325	1,355
Hess Corp.	5.600%	2/15/41	825	827
Hess Corp.	5.800%	4/1/47	350	361
Husky Energy Inc.	7.250%	12/15/19	505	565
Husky Energy Inc.	3.950%	4/15/22	300	310
Husky Energy Inc.	4.000%	4/15/24	500	508
Husky Energy Inc.	6.800%	9/15/37	300	372
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,179
Kerr-McGee Corp.	7.875%	9/15/31	150	192
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,213
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	824
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,062
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	181
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,150
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,205
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	432
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,039
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	204
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	314
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	435
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	388
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,746
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,104
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	261
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,030
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	477
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	500
Kinder Morgan Inc.	3.050%	12/1/19	175	178
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,020
Kinder Morgan Inc.	7.800%	8/1/31	330	414
Kinder Morgan Inc.	7.750%	1/15/32	600	748
Kinder Morgan Inc.	5.300%	12/1/34	500	503
Kinder Morgan Inc.	5.550%	6/1/45	950	975

Kinder Morgan Inc.	5.050%	2/15/46	328	320
Magellan Midstream Partners LP	6.550%	7/15/19	625	684
Magellan Midstream Partners LP	5.000%	3/1/26	450	496
Magellan Midstream Partners LP	5.150%	10/15/43	350	370
Magellan Midstream Partners LP	4.250%	9/15/46	300	281
Marathon Oil Corp.	2.700%	6/1/20	500	496
Marathon Oil Corp.	2.800%	11/1/22	900	863
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,233
Marathon Oil Corp.	5.200%	6/1/45	800	788
Marathon Petroleum Corp.	2.700%	12/14/18	450	454
Marathon Petroleum Corp.	3.400%	12/15/20	400	409
Marathon Petroleum Corp.	5.125%	3/1/21	200	216
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,610
Marathon Petroleum Corp.	4.750%	9/15/44	250	227
Marathon Petroleum Corp.	5.000%	9/15/54	500	435
MPLX LP	4.500%	7/15/23	1,200	1,245
MPLX LP	4.875%	12/1/24	1,000	1,049
MPLX LP	4.875%	6/1/25	500	523
MPLX LP	4.125%	3/1/27	1,400	1,391
MPLX LP	5.200%	3/1/47	1,000	1,006
Nabors Industries Inc.	6.150%	2/15/18	870	902
Nabors Industries Inc.	9.250%	1/15/19	125	139
Nabors Industries Inc.	5.000%	9/15/20	100	103
Nabors Industries Inc.	4.625%	9/15/21	1,000	1,009
National Fuel Gas Co.	6.500%	4/15/18	750	779
National Fuel Gas Co.	3.750%	3/1/23	500	497
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,507
National Oilwell Varco Inc.	3.950%	12/1/42	300	242
Noble Energy Inc.	8.250%	3/1/19	1,690	1,880
Noble Energy Inc.	4.150%	12/15/21	875	918
Noble Energy Inc.	6.000%	3/1/41	1,250	1,382
Noble Energy Inc.	5.250%	11/15/43	450	466
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,799
Occidental Petroleum Corp.	3.125%	2/15/22	750	765
Occidental Petroleum Corp.	3.500%	6/15/25	750	757
Occidental Petroleum Corp.	3.400%	4/15/26	400	399
Occidental Petroleum Corp.	4.625%	6/15/45	750	780
Occidental Petroleum Corp.	4.400%	4/15/46	700	708
Occidental Petroleum Corp.	4.100%	2/15/47	600	580
Oceaneering International Inc.	4.650%	11/15/24	300	301
ONEOK Partners LP	8.625%	3/1/19	400	446
ONEOK Partners LP	4.900%	3/15/25	450	477
ONEOK Partners LP	6.650%	10/1/36	360	419
ONEOK Partners LP	6.125%	2/1/41	1,400	1,563
Petro-Canada	6.050%	5/15/18	1,350	1,411
Petro-Canada	5.350%	7/15/33	450	496
Petro-Canada	5.950%	5/15/35	500	584
Petro-Canada	6.800%	5/15/38	250	321
Phillips 66	4.300%	4/1/22	1,175	1,248
Phillips 66	4.650%	11/15/34	300	303
Phillips 66	5.875%	5/1/42	900	1,030
Phillips 66	4.875%	11/15/44	1,695	1,701
Phillips 66 Partners LP	2.646%	2/15/20	135	135
Phillips 66 Partners LP	3.605%	2/15/25	350	342
Phillips 66 Partners LP	3.550%	10/1/26	1,000	956
Phillips 66 Partners LP	4.680%	2/15/45	150	139
Phillips 66 Partners LP	4.900%	10/1/46	400	380

Pioneer Natural Resources Co.	6.875%	5/1/18	500	526
Pioneer Natural Resources Co.	7.500%	1/15/20	100	113
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,117
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,420
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	52
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	925	1,043
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,683	1,611
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,086
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	300	309
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	357
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	389
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,143
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	902	931
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,315
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,113
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	500	518
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	205
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	481
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	339
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,100	2,263
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,966
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,300	1,412
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,853
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,599
9 Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,646
9 Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	625
9 Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	592
Schlumberger Investment SA	3.650%	12/1/23	790	821
Shell International Finance BV	1.900%	8/10/18	400	402
Shell International Finance BV	1.625%	11/10/18	1,000	999
Shell International Finance BV	2.000%	11/15/18	1,550	1,556
Shell International Finance BV	1.375%	5/10/19	1,150	1,139
Shell International Finance BV	1.375%	9/12/19	2,700	2,667
Shell International Finance BV	4.300%	9/22/19	1,500	1,585
Shell International Finance BV	4.375%	3/25/20	625	666
Shell International Finance BV	2.125%	5/11/20	400	400
Shell International Finance BV	2.250%	11/10/20	400	400
Shell International Finance BV	1.875%	5/10/21	1,500	1,468
Shell International Finance BV	1.750%	9/12/21	1,000	971
Shell International Finance BV	2.375%	8/21/22	1,025	1,006
Shell International Finance BV	2.250%	1/6/23	175	170
Shell International Finance BV	3.400%	8/12/23	400	411
Shell International Finance BV	3.250%	5/11/25	400	402
Shell International Finance BV	2.875%	5/10/26	2,300	2,237

Shell International Finance BV	4.125%	5/11/35	2,150	2,159
Shell International Finance BV	6.375%	12/15/38	820	1,052
Shell International Finance BV	5.500%	3/25/40	1,250	1,459
Shell International Finance BV	3.625%	8/21/42	450	406
Shell International Finance BV	4.550%	8/12/43	1,000	1,037
Shell International Finance BV	4.375%	5/11/45	2,900	2,940
Shell International Finance BV	4.000%	5/10/46	1,500	1,442
Shell International Finance BV	3.750%	9/12/46	1,200	1,103
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,320
Spectra Energy Capital LLC	6.200%	4/15/18	850	886
Spectra Energy Capital LLC	8.000%	10/1/19	165	186
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Spectra Energy Partners LP	3.500%	3/15/25	800	779
Spectra Energy Partners LP	3.375%	10/15/26	250	238
Spectra Energy Partners LP	4.500%	3/15/45	700	655
Suncor Energy Inc.	6.100%	6/1/18	100	105
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,933
Suncor Energy Inc.	6.850%	6/1/39	310	403
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,681
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	265
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	406
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	336
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	273
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	921
9 TechnipFMC plc	3.450%	10/1/22	125	124
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	308
Texas Eastern Transmission LP	7.000%	7/15/32	500	625
Tosco Corp.	8.125%	2/15/30	1,350	1,881
Total Capital Canada Ltd.	2.750%	7/15/23	425	421
Total Capital International SA	2.100%	6/19/19	2,200	2,212
Total Capital International SA	2.750%	6/19/21	3,300	3,333
Total Capital International SA	2.875%	2/17/22	1,400	1,412
Total Capital International SA	2.700%	1/25/23	700	693
Total Capital International SA	3.700%	1/15/24	1,425	1,478
Total Capital International SA	3.750%	4/10/24	250	260
Total Capital SA	2.125%	8/10/18	850	855
Total Capital SA	4.450%	6/24/20	425	455
Total Capital SA	4.125%	1/28/21	512	543
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	319
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,788
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	985
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	625
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	922
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	149
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,193
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	246
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,542
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	241
Valero Energy Corp.	9.375%	3/15/19	425	483
Valero Energy Corp.	3.650%	3/15/25	100	99
Valero Energy Corp.	3.400%	9/15/26	1,520	1,450
Valero Energy Corp.	7.500%	4/15/32	675	858
Valero Energy Corp.	6.625%	6/15/37	855	1,011
Valero Energy Corp.	4.900%	3/15/45	400	399
Valero Energy Partners LP	4.375%	12/15/26	200	202
Western Gas Partners LP	5.375%	6/1/21	1,350	1,451

Western Gas Partners LP	3.950%	6/1/25	300	296
Western Gas Partners LP	5.450%	4/1/44	600	611
Williams Partners LP	5.250%	3/15/20	5,395	5,811
Williams Partners LP	4.000%	11/15/21	400	414
Williams Partners LP	3.600%	3/15/22	750	759
Williams Partners LP	3.350%	8/15/22	500	499
Williams Partners LP	4.500%	11/15/23	560	584
Williams Partners LP	3.900%	1/15/25	1,200	1,196
Williams Partners LP	4.000%	9/15/25	1,100	1,106
Williams Partners LP	6.300%	4/15/40	475	533
Williams Partners LP	5.800%	11/15/43	700	750
Williams Partners LP	5.400%	3/4/44	300	308
Williams Partners LP	4.900%	1/15/45	325	314
Williams Partners LP	5.100%	9/15/45	950	943
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	463
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	514
XTO Energy Inc.	5.500%	6/15/18	400	419

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	908
CBRE Services Inc.	5.000%	3/15/23	500	520
CBRE Services Inc.	5.250%	3/15/25	275	292
CBRE Services Inc.	4.875%	3/1/26	375	389
Cintas Corp. No 2	2.900%	4/1/22	400	404
Cintas Corp. No 2	3.250%	6/1/22	150	154
Cintas Corp. No 2	3.700%	4/1/27	400	409
6 Duke University	3.199%	10/1/38	200	182
6 Duke University Revenue	3.299%	10/1/46	500	442
Fluor Corp.	3.375%	9/15/21	150	155
Fluor Corp.	3.500%	12/15/24	1,000	1,025
George Washington University District of
Columbia GO	3.545%	9/15/46	175	155
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	761
6 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	515
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	492
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	724
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	304
Mueller Industries Inc.	6.000%	3/1/27	209	207
6 Northwestern University Illinois GO	3.688%	12/1/38	300	300
6 Northwestern University Illinois GO	4.643%	12/1/44	350	394
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	500
6 Rice University Texas GO	3.574%	5/15/45	250	241
6 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	285
University of Pennsylvania GO	4.674%	9/1/12	625	632
6 University of Southern California GO	3.028%	10/1/39	500	452
Wesleyan University Connecticut GO	4.781%	7/1/16	150	139
Yale University Connecticut GO	2.086%	4/15/19	150	152

Technology (0.9%)
Adobe Systems Inc.	4.750%	2/1/20	325	350
Adobe Systems Inc.	3.250%	2/1/25	900	908
Alphabet Inc.	3.625%	5/19/21	350	371
Alphabet Inc.	1.998%	8/15/26	1,500	1,385
Altera Corp.	2.500%	11/15/18	625	634
Altera Corp.	4.100%	11/15/23	750	809
Amphenol Corp.	2.550%	1/30/19	1,650	1,666

Amphenol Corp.	2.200%	4/1/20	250	250
Amphenol Corp.	3.125%	9/15/21	250	254
Amphenol Corp.	4.000%	2/1/22	75	79
Amphenol Corp.	3.200%	4/1/24	200	200
Analog Devices Inc.	2.500%	12/5/21	300	297
Analog Devices Inc.	2.875%	6/1/23	1,375	1,355
Analog Devices Inc.	3.125%	12/5/23	400	399
Analog Devices Inc.	3.900%	12/15/25	50	51
Analog Devices Inc.	3.500%	12/5/26	1,200	1,190
Apple Inc.	1.000%	5/3/18	1,300	1,296
Apple Inc.	1.550%	2/8/19	400	401
Apple Inc.	2.100%	5/6/19	1,650	1,667
Apple Inc.	1.100%	8/2/19	1,100	1,085
Apple Inc.	1.550%	2/7/20	1,550	1,540
Apple Inc.	1.900%	2/7/20	800	802
Apple Inc.	2.000%	5/6/20	700	703
Apple Inc.	2.250%	2/23/21	3,200	3,209
Apple Inc.	2.850%	5/6/21	2,125	2,175
Apple Inc.	1.550%	8/4/21	1,400	1,357
Apple Inc.	2.150%	2/9/22	1,500	1,482
Apple Inc.	2.500%	2/9/22	1,350	1,356
Apple Inc.	2.700%	5/13/22	3,700	3,744
Apple Inc.	2.400%	5/3/23	4,515	4,437
Apple Inc.	3.000%	2/9/24	1,300	1,310
Apple Inc.	3.450%	5/6/24	930	963
Apple Inc.	2.500%	2/9/25	1,300	1,254
Apple Inc.	3.200%	5/13/25	1,300	1,313
Apple Inc.	3.250%	2/23/26	2,950	2,983
Apple Inc.	3.350%	2/9/27	2,000	2,017
Apple Inc.	4.500%	2/23/36	1,500	1,619
Apple Inc.	3.850%	5/4/43	2,000	1,911
Apple Inc.	4.450%	5/6/44	1,150	1,185
Apple Inc.	3.450%	2/9/45	1,275	1,132
Apple Inc.	4.650%	2/23/46	4,650	4,982
Apple Inc.	3.850%	8/4/46	2,600	2,456
Apple Inc.	4.250%	2/9/47	750	758
Applied Materials Inc.	2.625%	10/1/20	475	482
Applied Materials Inc.	4.300%	6/15/21	2,185	2,350
Applied Materials Inc.	3.900%	10/1/25	1,100	1,161
Applied Materials Inc.	3.300%	4/1/27	500	501
Applied Materials Inc.	5.100%	10/1/35	350	392
Applied Materials Inc.	5.850%	6/15/41	125	151
Applied Materials Inc.	4.350%	4/1/47	750	760
Arrow Electronics Inc.	3.500%	4/1/22	325	328
Arrow Electronics Inc.	4.500%	3/1/23	400	417
Arrow Electronics Inc.	4.000%	4/1/25	400	403
Autodesk Inc.	3.125%	6/15/20	225	229
Autodesk Inc.	3.600%	12/15/22	100	102
Autodesk Inc.	4.375%	6/15/25	175	180
AVNET Inc.	4.625%	4/15/26	800	810
Baidu Inc.	2.750%	6/9/19	350	353
Baidu Inc.	3.500%	11/28/22	1,500	1,531
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	2,100	2,100
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	2,600	2,593

9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	1,900	1,912
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	3,500	3,517
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	262
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	313
CA Inc.	5.375%	12/1/19	205	222
CA Inc.	3.600%	8/1/20	800	826
CA Inc.	3.600%	8/15/22	500	508
Cadence Design Systems Inc.	4.375%	10/15/24	125	125
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,644
Cisco Systems Inc.	1.600%	2/28/19	1,800	1,800
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,338
Cisco Systems Inc.	4.450%	1/15/20	2,775	2,971
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,014
Cisco Systems Inc.	2.200%	2/28/21	2,750	2,751
Cisco Systems Inc.	2.900%	3/4/21	225	231
Cisco Systems Inc.	2.600%	2/28/23	250	249
Cisco Systems Inc.	2.200%	9/20/23	500	484
Cisco Systems Inc.	3.625%	3/4/24	400	420
Cisco Systems Inc.	2.950%	2/28/26	550	544
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,089
Cisco Systems Inc.	5.900%	2/15/39	1,475	1,871
Cisco Systems Inc.	5.500%	1/15/40	1,505	1,833
Corning Inc.	1.500%	5/8/18	875	874
Corning Inc.	6.625%	5/15/19	50	55
Corning Inc.	2.900%	5/15/22	625	628
Corning Inc.	3.700%	11/15/23	500	516
Corning Inc.	4.700%	3/15/37	175	176
Corning Inc.	5.750%	8/15/40	340	388
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	2,950	3,023
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	2,975	3,111
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	3,450	3,710
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	3,425	3,741
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	1,095	1,374
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	1,425	1,848
Equifax Inc.	2.300%	6/1/21	2,575	2,541
Equifax Inc.	3.250%	6/1/26	350	338
9 Everett Spinco Inc.	2.875%	3/27/20	375	378
9 Everett Spinco Inc.	4.250%	4/15/24	500	507
9 Everett Spinco Inc.	4.750%	4/15/27	875	893
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	2.850%	10/15/18	300	304
Fidelity National Information Services Inc.	3.625%	10/15/20	3,900	4,043
Fidelity National Information Services Inc.	3.500%	4/15/23	625	634
Fidelity National Information Services Inc.	3.875%	6/5/24	325	334
Fidelity National Information Services Inc.	5.000%	10/15/25	1,500	1,633
Fidelity National Information Services Inc.	3.000%	8/15/26	1,000	939
Fidelity National Information Services Inc.	4.500%	8/15/46	375	361
Fiserv Inc.	2.700%	6/1/20	525	531
Fiserv Inc.	3.850%	6/1/25	700	717

Flex Ltd.	4.625%	2/15/20	575	599
Flex Ltd.	5.000%	2/15/23	500	534
Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,329
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,594
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,625	1,702
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,596
Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	367
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,493
HP Inc.	3.750%	12/1/20	113	118
HP Inc.	4.300%	6/1/21	1,250	1,317
HP Inc.	4.375%	9/15/21	1,300	1,374
HP Inc.	4.650%	12/9/21	1,175	1,258
HP Inc.	6.000%	9/15/41	610	627
Intel Corp.	2.450%	7/29/20	1,250	1,269
Intel Corp.	1.700%	5/19/21	200	196
Intel Corp.	3.300%	10/1/21	1,425	1,480
Intel Corp.	3.100%	7/29/22	625	642
Intel Corp.	2.700%	12/15/22	700	702
Intel Corp.	3.700%	7/29/25	500	522
Intel Corp.	2.600%	5/19/26	775	743
Intel Corp.	4.000%	12/15/32	475	500
Intel Corp.	4.800%	10/1/41	1,130	1,246
Intel Corp.	4.250%	12/15/42	775	791
Intel Corp.	4.900%	7/29/45	1,150	1,287
Intel Corp.	4.100%	5/19/46	1,000	995
International Business Machines Corp.	1.950%	2/12/19	675	680
International Business Machines Corp.	1.800%	5/17/19	2,000	2,007
International Business Machines Corp.	1.900%	1/27/20	1,500	1,505
International Business Machines Corp.	1.625%	5/15/20	270	268
International Business Machines Corp.	2.900%	11/1/21	200	205
International Business Machines Corp.	2.500%	1/27/22	850	855
International Business Machines Corp.	1.875%	8/1/22	900	871
International Business Machines Corp.	2.875%	11/9/22	850	860
International Business Machines Corp.	3.375%	8/1/23	600	623
International Business Machines Corp.	3.625%	2/12/24	1,400	1,467
International Business Machines Corp.	3.450%	2/19/26	1,000	1,023
International Business Machines Corp.	3.300%	1/27/27	500	503
International Business Machines Corp.	5.600%	11/30/39	1,114	1,368
International Business Machines Corp.	4.000%	6/20/42	753	753
International Business Machines Corp.	4.700%	2/19/46	1,000	1,094
Jabil Circuit Inc.	5.625%	12/15/20	250	268
Juniper Networks Inc.	3.125%	2/26/19	250	255
Juniper Networks Inc.	3.300%	6/15/20	475	486
Juniper Networks Inc.	4.600%	3/15/21	360	384
Juniper Networks Inc.	4.350%	6/15/25	200	206
Juniper Networks Inc.	5.950%	3/15/41	150	163
Keysight Technologies Inc.	3.300%	10/30/19	350	355
Keysight Technologies Inc.	4.550%	10/30/24	325	330
Keysight Technologies Inc.	4.600%	4/6/27	600	605
KLA-Tencor Corp.	3.375%	11/1/19	100	103
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,094
KLA-Tencor Corp.	4.650%	11/1/24	400	426
Lam Research Corp.	2.750%	3/15/20	325	329
Lam Research Corp.	2.800%	6/15/21	450	451
Lam Research Corp.	3.800%	3/15/25	425	427
Maxim Integrated Products Inc.	3.375%	3/15/23	50	50
Microsoft Corp.	1.000%	5/1/18	400	399

Microsoft Corp.	1.300%	11/3/18	2,400	2,398
Microsoft Corp.	4.200%	6/1/19	460	487
Microsoft Corp.	1.100%	8/8/19	1,775	1,755
Microsoft Corp.	1.850%	2/6/20	1,225	1,229
Microsoft Corp.	1.850%	2/12/20	1,100	1,103
Microsoft Corp.	3.000%	10/1/20	250	259
Microsoft Corp.	2.000%	11/3/20	1,975	1,979
Microsoft Corp.	1.550%	8/8/21	1,950	1,897
Microsoft Corp.	2.400%	2/6/22	1,500	1,509
Microsoft Corp.	2.375%	2/12/22	1,600	1,604
Microsoft Corp.	2.650%	11/3/22	2,150	2,170
Microsoft Corp.	2.125%	11/15/22	225	221
Microsoft Corp.	2.375%	5/1/23	225	223
Microsoft Corp.	2.000%	8/8/23	2,050	1,968
Microsoft Corp.	3.625%	12/15/23	750	790
Microsoft Corp.	2.875%	2/6/24	2,125	2,131
Microsoft Corp.	2.700%	2/12/25	1,025	1,007
Microsoft Corp.	3.125%	11/3/25	2,000	2,019
Microsoft Corp.	2.400%	8/8/26	2,700	2,553
Microsoft Corp.	3.300%	2/6/27	3,000	3,039
Microsoft Corp.	3.500%	2/12/35	1,300	1,246
Microsoft Corp.	4.200%	11/3/35	575	602
Microsoft Corp.	3.450%	8/8/36	1,825	1,733
Microsoft Corp.	4.100%	2/6/37	2,075	2,135
Microsoft Corp.	5.200%	6/1/39	229	269
Microsoft Corp.	4.500%	10/1/40	125	134
Microsoft Corp.	5.300%	2/8/41	600	709
Microsoft Corp.	3.500%	11/15/42	850	782
Microsoft Corp.	3.750%	5/1/43	185	176
Microsoft Corp.	4.875%	12/15/43	350	389
Microsoft Corp.	3.750%	2/12/45	400	377
Microsoft Corp.	4.450%	11/3/45	2,750	2,892
Microsoft Corp.	3.700%	8/8/46	3,375	3,168
Microsoft Corp.	4.250%	2/6/47	2,650	2,704
Microsoft Corp.	4.000%	2/12/55	2,000	1,888
Microsoft Corp.	4.750%	11/3/55	700	748
Microsoft Corp.	3.950%	8/8/56	1,600	1,494
Microsoft Corp.	4.500%	2/6/57	2,000	2,056
Motorola Solutions Inc.	3.750%	5/15/22	400	406
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,082
Motorola Solutions Inc.	4.000%	9/1/24	500	500
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	289
NetApp Inc.	3.375%	6/15/21	900	918
NVIDIA Corp.	2.200%	9/16/21	715	699
NVIDIA Corp.	3.200%	9/16/26	740	716
Oracle Corp.	5.750%	4/15/18	1,415	1,477
Oracle Corp.	2.375%	1/15/19	525	532
Oracle Corp.	5.000%	7/8/19	1,175	1,260
Oracle Corp.	2.250%	10/8/19	2,850	2,884
Oracle Corp.	1.900%	9/15/21	5,300	5,204
Oracle Corp.	2.500%	5/15/22	1,250	1,246
Oracle Corp.	2.500%	10/15/22	1,700	1,691
Oracle Corp.	2.400%	9/15/23	1,720	1,674
Oracle Corp.	3.400%	7/8/24	2,350	2,414
Oracle Corp.	2.950%	5/15/25	1,000	985
Oracle Corp.	2.650%	7/15/26	2,925	2,775

Oracle Corp.	3.250%	5/15/30	275	271
Oracle Corp.	4.300%	7/8/34	1,350	1,397
Oracle Corp.	3.900%	5/15/35	1,350	1,333
Oracle Corp.	3.850%	7/15/36	1,475	1,436
Oracle Corp.	6.500%	4/15/38	625	821
Oracle Corp.	6.125%	7/8/39	645	815
Oracle Corp.	5.375%	7/15/40	1,375	1,591
Oracle Corp.	4.500%	7/8/44	775	800
Oracle Corp.	4.125%	5/15/45	400	388
Oracle Corp.	4.000%	7/15/46	2,500	2,384
Oracle Corp.	4.375%	5/15/55	1,000	976
Pitney Bowes Inc.	3.375%	10/1/21	1,050	1,032
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,034
QUALCOMM Inc.	1.400%	5/18/18	1,000	1,000
QUALCOMM Inc.	2.250%	5/20/20	1,000	1,002
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,291
QUALCOMM Inc.	3.450%	5/20/25	975	983
QUALCOMM Inc.	4.650%	5/20/35	635	660
QUALCOMM Inc.	4.800%	5/20/45	1,075	1,117
9 Seagate HDD Cayman	4.250%	3/1/22	500	495
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,500
9 Seagate HDD Cayman	4.875%	3/1/24	350	343
Seagate HDD Cayman	4.750%	1/1/25	975	946
Seagate HDD Cayman	4.875%	6/1/27	465	435
Tech Data Corp.	3.700%	2/15/22	350	351
Tech Data Corp.	4.950%	2/15/27	400	403
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	550	561
Texas Instruments Inc.	1.650%	8/3/19	1,000	998
Texas Instruments Inc.	1.850%	5/15/22	500	483
Total System Services Inc.	2.375%	6/1/18	545	547
Total System Services Inc.	3.800%	4/1/21	725	750
Total System Services Inc.	4.800%	4/1/26	1,175	1,265
Trimble Navigation Ltd.	4.750%	12/1/24	225	233
Tyco Electronics Group SA	6.550%	10/1/17	355	364
Tyco Electronics Group SA	2.350%	8/1/19	200	201
Tyco Electronics Group SA	3.500%	2/3/22	750	773
Tyco Electronics Group SA	3.450%	8/1/24	350	353
Tyco Electronics Group SA	7.125%	10/1/37	700	917
Verisk Analytics Inc.	5.800%	5/1/21	325	361
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,355
Verisk Analytics Inc.	5.500%	6/15/45	350	381
Xerox Corp.	6.350%	5/15/18	780	814
Xerox Corp.	2.750%	3/15/19	250	251
Xerox Corp.	5.625%	12/15/19	650	697
Xerox Corp.	2.800%	5/15/20	300	298
Xerox Corp.	4.500%	5/15/21	835	871
9 Xerox Corp.	4.070%	3/17/22	400	406
Xilinx Inc.	2.125%	3/15/19	325	326
Xilinx Inc.	3.000%	3/15/21	1,275	1,305

Transportation (0.3%)
6 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,390	1,491
6 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	223	230
6 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	932	988

6 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	443	445
6 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	836	823
6 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	129	125
6 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	272	272
6 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	219	224
6 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	487	487
6 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	1,000	978
6 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	150	145
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	225	215
6 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	2/15/29	500	501
6 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	75	77
6 BNSF Funding Trust I	6.613%	12/15/55	325	371
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	288
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	436
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	428
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	435
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	409
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	633
Burlington Northern Santa Fe LLC	3.850%	9/1/23	275	291
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	421
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	411
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	248
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,094
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	893
Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	680
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	511
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	547
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	422
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,082
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	593
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	205
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	363
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	570
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	880
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	631
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	299
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	325
Burlington Northern Santa Fe LLC	3.900%	8/1/46	600	576
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	846
Canadian National Railway Co.	5.550%	3/1/19	265	284
Canadian National Railway Co.	2.850%	12/15/21	550	561
Canadian National Railway Co.	2.750%	3/1/26	750	740
Canadian National Railway Co.	6.250%	8/1/34	350	453
Canadian National Railway Co.	6.200%	6/1/36	350	456
Canadian National Railway Co.	6.375%	11/15/37	350	469

Canadian Pacific Railway Co.	4.500%	1/15/22	2,366	2,538
Canadian Pacific Railway Co.	4.450%	3/15/23	225	243
Canadian Pacific Railway Co.	2.900%	2/1/25	100	98
Canadian Pacific Railway Co.	3.700%	2/1/26	450	465
Canadian Pacific Railway Co.	7.125%	10/15/31	225	304
Canadian Pacific Railway Co.	5.750%	3/15/33	425	493
Canadian Pacific Railway Co.	5.950%	5/15/37	775	932
Canadian Pacific Railway Co.	5.750%	1/15/42	110	130
Canadian Pacific Railway Co.	4.800%	8/1/45	200	218
Canadian Pacific Railway Co.	6.125%	9/15/15	230	277
6 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	873	967
6 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	765	803
6 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	745	775
6 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	381	395
CSX Corp.	3.700%	10/30/20	205	214
CSX Corp.	4.250%	6/1/21	900	958
CSX Corp.	3.350%	11/1/25	400	400
CSX Corp.	6.220%	4/30/40	174	216
CSX Corp.	5.500%	4/15/41	425	488
CSX Corp.	4.750%	5/30/42	1,310	1,371
CSX Corp.	4.400%	3/1/43	93	94
CSX Corp.	4.100%	3/15/44	800	768
CSX Corp.	3.950%	5/1/50	650	593
CSX Corp.	4.250%	11/1/66	500	453
6 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	151	173
6 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	77	84
6 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	22	23
6 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	45	47
6 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	51	54
6 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	351	356
Delta Air Lines Inc.	2.875%	3/13/20	750	756
Delta Air Lines Inc.	3.625%	3/15/22	750	763
FedEx Corp.	8.000%	1/15/19	475	524
FedEx Corp.	2.625%	8/1/22	50	50
FedEx Corp.	4.000%	1/15/24	450	477
FedEx Corp.	3.250%	4/1/26	500	495
FedEx Corp.	3.300%	3/15/27	350	345
FedEx Corp.	3.900%	2/1/35	200	192
FedEx Corp.	3.875%	8/1/42	200	183
FedEx Corp.	4.100%	4/15/43	300	280
FedEx Corp.	5.100%	1/15/44	500	537
FedEx Corp.	4.750%	11/15/45	825	846
FedEx Corp.	4.550%	4/1/46	550	550
FedEx Corp.	4.400%	1/15/47	500	488
FedEx Corp.	4.500%	2/1/65	150	137
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	404
Kansas City Southern	3.000%	5/15/23	500	488

Kansas City Southern	4.300%	5/15/43	250	231
Kansas City Southern	4.950%	8/15/45	325	328
6 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	235	230
Norfolk Southern Corp.	5.750%	4/1/18	200	208
Norfolk Southern Corp.	5.900%	6/15/19	335	363
Norfolk Southern Corp.	3.250%	12/1/21	325	333
Norfolk Southern Corp.	2.903%	2/15/23	780	776
Norfolk Southern Corp.	5.590%	5/17/25	164	186
Norfolk Southern Corp.	7.800%	5/15/27	100	134
Norfolk Southern Corp.	4.837%	10/1/41	565	616
Norfolk Southern Corp.	3.950%	10/1/42	425	409
Norfolk Southern Corp.	4.450%	6/15/45	275	286
Norfolk Southern Corp.	4.650%	1/15/46	200	212
Norfolk Southern Corp.	7.900%	5/15/97	200	288
Norfolk Southern Corp.	6.000%	3/15/05	275	321
Norfolk Southern Corp.	6.000%	5/23/11	925	1,080
Norfolk Southern Railway Co.	9.750%	6/15/20	116	142
6 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	162	179
Ryder System Inc.	2.450%	11/15/18	1,000	1,009
Ryder System Inc.	2.350%	2/26/19	1,350	1,357
Ryder System Inc.	2.550%	6/1/19	800	806
Ryder System Inc.	2.500%	5/11/20	200	201
Ryder System Inc.	2.875%	9/1/20	125	127
Ryder System Inc.	2.250%	9/1/21	100	98
Southwest Airlines Co.	2.750%	11/6/19	25	25
Southwest Airlines Co.	2.650%	11/5/20	540	545
Southwest Airlines Co.	3.000%	11/15/26	400	378
6 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	96	105
6 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	314	319
Trinity Industries Inc.	4.550%	10/1/24	225	224
Union Pacific Corp.	1.800%	2/1/20	450	448
Union Pacific Corp.	2.250%	6/19/20	300	302
Union Pacific Corp.	2.750%	4/15/23	200	200
Union Pacific Corp.	3.250%	1/15/25	400	407
Union Pacific Corp.	3.250%	8/15/25	900	913
Union Pacific Corp.	2.750%	3/1/26	350	341
Union Pacific Corp.	3.000%	4/15/27	1,750	1,728
Union Pacific Corp.	3.375%	2/1/35	900	868
Union Pacific Corp.	4.250%	4/15/43	400	410
Union Pacific Corp.	4.821%	2/1/44	250	278
Union Pacific Corp.	4.150%	1/15/45	400	402
Union Pacific Corp.	4.050%	11/15/45	250	249
Union Pacific Corp.	4.050%	3/1/46	500	495
Union Pacific Corp.	4.000%	4/15/47	550	542
Union Pacific Corp.	3.799%	10/1/51	1,257	1,172
Union Pacific Corp.	3.875%	2/1/55	400	373
Union Pacific Corp.	4.375%	11/15/65	800	799
6 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	614	641
6 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	686	708
6 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	200	203

6 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	415	414
6 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	400	396
6 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,550	2,505
United Parcel Service Inc.	5.125%	4/1/19	175	187
United Parcel Service Inc.	3.125%	1/15/21	990	1,025
United Parcel Service Inc.	2.450%	10/1/22	925	927
United Parcel Service Inc.	2.400%	11/15/26	2,075	1,977
United Parcel Service Inc.	6.200%	1/15/38	820	1,072
United Parcel Service Inc.	4.875%	11/15/40	350	394
United Parcel Service Inc.	3.625%	10/1/42	675	636
United Parcel Service Inc.	3.400%	11/15/46	340	309
6 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	168	172
6 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	57	60
				2,220,019
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	490
9 AEP Transmission Co. LLC	3.100%	12/1/26	200	197
9 AEP Transmission Co. LLC	4.000%	12/1/46	200	199
Alabama Power Co.	2.450%	3/30/22	1,000	988
Alabama Power Co.	3.550%	12/1/23	700	733
Alabama Power Co.	2.800%	4/1/25	200	194
Alabama Power Co.	4.100%	1/15/42	700	679
Alabama Power Co.	3.850%	12/1/42	125	120
Alabama Power Co.	4.150%	8/15/44	300	299
Alabama Power Co.	3.750%	3/1/45	650	609
Alabama Power Co.	4.300%	1/2/46	250	256
Ameren Corp.	2.700%	11/15/20	825	832
Ameren Corp.	3.650%	2/15/26	465	470
Ameren Illinois Co.	2.700%	9/1/22	250	252
Ameren Illinois Co.	3.250%	3/1/25	275	280
Ameren Illinois Co.	4.150%	3/15/46	500	516
Appalachian Power Co.	3.400%	6/1/25	400	400
Appalachian Power Co.	5.800%	10/1/35	100	116
Appalachian Power Co.	6.700%	8/15/37	500	642
Appalachian Power Co.	7.000%	4/1/38	260	351
Appalachian Power Co.	4.400%	5/15/44	1,000	1,019
Arizona Public Service Co.	3.150%	5/15/25	500	501
Arizona Public Service Co.	2.550%	9/15/26	150	141
Arizona Public Service Co.	5.050%	9/1/41	575	650
Arizona Public Service Co.	4.500%	4/1/42	25	27
Arizona Public Service Co.	4.350%	11/15/45	50	52
Arizona Public Service Co.	3.750%	5/15/46	650	611
Atlantic City Electric Co.	7.750%	11/15/18	150	164
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	974
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	209
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	635
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	201
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	549
Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	1,024
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,214

Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,508
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	221
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	538
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	519
Black Hills Corp.	3.950%	1/15/26	250	256
Black Hills Corp.	3.150%	1/15/27	350	334
Black Hills Corp.	4.200%	9/15/46	375	353
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,593
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	246
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	141
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	197
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	663
9 Cleco Corporate Holdings LLC	3.743%	5/1/26	725	717
9 Cleco Corporate Holdings LLC	4.973%	5/1/46	475	489
Cleco Power LLC	6.000%	12/1/40	175	209
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,025
CMS Energy Corp.	8.750%	6/15/19	500	571
CMS Energy Corp.	6.250%	2/1/20	600	662
CMS Energy Corp.	5.050%	3/15/22	500	547
CMS Energy Corp.	2.950%	2/15/27	50	47
CMS Energy Corp.	3.450%	8/15/27	275	274
CMS Energy Corp.	4.875%	3/1/44	300	320
Commonwealth Edison Co.	6.150%	9/15/17	600	612
Commonwealth Edison Co.	5.900%	3/15/36	100	123
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,373
Commonwealth Edison Co.	4.600%	8/15/43	550	594
Commonwealth Edison Co.	4.700%	1/15/44	900	981
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,418
Commonwealth Edison Co.	3.650%	6/15/46	125	117
Connecticut Light & Power Co.	3.200%	3/15/27	175	176
Connecticut Light & Power Co.	6.350%	6/1/36	250	318
Connecticut Light & Power Co.	4.150%	6/1/45	75	76
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,225	1,338
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	910
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	343
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,051
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	504
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	540
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	464
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,612
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	399
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	327
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	75
Consolidated Edison Inc.	2.000%	3/15/20	350	349
Consolidated Edison Inc.	2.000%	5/15/21	300	294
Constellation Energy Group Inc.	5.150%	12/1/20	495	538
Consumers Energy Co.	6.125%	3/15/19	250	271
Consumers Energy Co.	6.700%	9/15/19	300	333
Consumers Energy Co.	2.850%	5/15/22	250	253
Consumers Energy Co.	3.375%	8/15/23	225	233
Consumers Energy Co.	3.250%	8/15/46	525	468
Consumers Energy Co.	3.950%	7/15/47	500	507
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.000%	6/1/42	225	218
Delmarva Power & Light Co.	4.150%	5/15/45	600	616
Dominion Resources Inc.	1.400%	9/15/17	650	649
Dominion Resources Inc.	2.500%	12/1/19	400	404

Dominion Resources Inc.	4.450%	3/15/21	125	134
Dominion Resources Inc.	2.750%	9/15/22	100	98
Dominion Resources Inc.	3.625%	12/1/24	800	805
Dominion Resources Inc.	3.900%	10/1/25	425	433
Dominion Resources Inc.	6.300%	3/15/33	500	600
Dominion Resources Inc.	5.250%	8/1/33	200	218
Dominion Resources Inc.	4.900%	8/1/41	550	581
Dominion Resources Inc.	4.050%	9/15/42	325	305
Dominion Resources Inc.	4.700%	12/1/44	600	618
6 Dominion Resources Inc.	5.750%	10/1/54	375	391
Dominion Resources Inc.	1.875%	1/15/19	400	400
Dominion Resources Inc.	2.750%	1/15/22	350	348
DTE Electric Co.	3.450%	10/1/20	410	424
DTE Electric Co.	3.375%	3/1/25	150	153
DTE Electric Co.	4.000%	4/1/43	300	303
DTE Electric Co.	4.300%	7/1/44	300	315
DTE Electric Co.	3.700%	6/1/46	750	721
DTE Energy Co.	1.500%	10/1/19	525	516
DTE Energy Co.	2.400%	12/1/19	350	352
DTE Energy Co.	3.500%	6/1/24	525	526
DTE Energy Co.	2.850%	10/1/26	2,450	2,291
DTE Energy Co.	3.800%	3/15/27	500	507
Duke Energy Carolinas LLC	4.300%	6/15/20	500	534
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,088
Duke Energy Carolinas LLC	2.950%	12/1/26	850	836
Duke Energy Carolinas LLC	6.000%	12/1/28	300	371
Duke Energy Carolinas LLC	6.100%	6/1/37	425	529
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	839
Duke Energy Carolinas LLC	4.250%	12/15/41	800	827
Duke Energy Carolinas LLC	4.000%	9/30/42	425	422
Duke Energy Carolinas LLC	3.875%	3/15/46	750	733
Duke Energy Corp.	5.050%	9/15/19	425	454
Duke Energy Corp.	3.050%	8/15/22	200	202
Duke Energy Corp.	3.950%	10/15/23	225	236
Duke Energy Corp.	3.750%	4/15/24	475	488
Duke Energy Corp.	4.800%	12/15/45	700	738
Duke Energy Corp.	3.750%	9/1/46	150	134
Duke Energy Florida Llc	5.650%	6/15/18	50	53
Duke Energy Florida LLC	1.850%	1/15/20	200	200
Duke Energy Florida LLC	3.200%	1/15/27	450	452
Duke Energy Florida LLC	6.350%	9/15/37	525	689
Duke Energy Florida LLC	6.400%	6/15/38	600	795
Duke Energy Florida LLC	3.400%	10/1/46	400	359
6 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	161	160
6 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	194
6 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	382
6 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	178
6 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	295
Duke Energy Indiana LLC	3.750%	7/15/20	185	194
Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,844
Duke Energy Indiana LLC	4.200%	3/15/42	475	481
Duke Energy Indiana LLC	4.900%	7/15/43	250	282
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,042
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,146
Duke Energy Progress Llc	5.300%	1/15/19	675	718

Duke Energy Progress Llc	3.000%	9/15/21	750	767
Duke Energy Progress Llc	2.800%	5/15/22	350	354
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,824
Duke Energy Progress LLC	4.375%	3/30/44	525	550
Duke Energy Progress LLC	4.150%	12/1/44	300	304
Duke Energy Progress LLC	4.200%	8/15/45	525	535
Duke Energy Progress LLC	3.700%	10/15/46	175	167
Edison International	2.125%	4/15/20	1,000	1,001
Edison International	2.950%	3/15/23	950	950
El Paso Electric Co.	6.000%	5/15/35	175	203
El Paso Electric Co.	5.000%	12/1/44	250	265
Emera US Finance LP	2.150%	6/15/19	150	150
Emera US Finance LP	2.700%	6/15/21	275	273
Emera US Finance LP	3.550%	6/15/26	375	369
Emera US Finance LP	4.750%	6/15/46	1,825	1,842
Enel Americas SA	4.000%	10/25/26	200	198
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,308
Entergy Corp.	2.950%	9/1/26	375	353
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	157
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,734
Entergy Louisiana LLC	5.400%	11/1/24	175	201
Entergy Louisiana LLC	2.400%	10/1/26	500	468
Entergy Louisiana LLC	3.250%	4/1/28	300	297
Entergy Louisiana LLC	3.050%	6/1/31	525	498
Entergy Louisiana LLC	4.950%	1/15/45	400	410
Entergy Texas Inc.	7.125%	2/1/19	300	328
Entergy Texas Inc.	5.150%	6/1/45	300	307
Eversource Energy	4.500%	11/15/19	2,357	2,500
Exelon Corp.	2.850%	6/15/20	225	228
Exelon Corp.	2.450%	4/15/21	250	248
Exelon Corp.	2.500%	6/1/22	500	505
Exelon Corp.	3.950%	6/15/25	500	514
Exelon Corp.	3.400%	4/15/26	1,500	1,475
Exelon Corp.	4.950%	6/15/35	800	847
Exelon Corp.	5.625%	6/15/35	365	417
Exelon Corp.	5.100%	6/15/45	200	217
Exelon Corp.	4.450%	4/15/46	500	498
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	1,014
Exelon Generation Co. LLC	4.000%	10/1/20	575	598
Exelon Generation Co. LLC	3.400%	3/15/22	1,000	1,008
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,069
FirstEnergy Corp.	4.250%	3/15/23	200	207
FirstEnergy Corp.	7.375%	11/15/31	800	1,041
Florida Power & Light Co.	2.750%	6/1/23	325	328
Florida Power & Light Co.	3.250%	6/1/24	300	308
Florida Power & Light Co.	5.625%	4/1/34	225	272
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	5.950%	2/1/38	175	224
Florida Power & Light Co.	5.960%	4/1/39	225	288
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,628
Florida Power & Light Co.	3.800%	12/15/42	925	916
Florida Power & Light Co.	4.050%	10/1/44	500	511
9 Fortis Inc.	2.100%	10/4/21	200	194
9 Fortis Inc.	3.055%	10/4/26	1,800	1,692
Georgia Power Co.	1.950%	12/1/18	450	451
Georgia Power Co.	2.000%	3/30/20	350	348
Georgia Power Co.	2.400%	4/1/21	875	873

Georgia Power Co.	3.250%	4/1/26	1,800	1,766
Georgia Power Co.	3.250%	3/30/27	575	557
Georgia Power Co.	5.950%	2/1/39	150	175
Georgia Power Co.	4.750%	9/1/40	125	131
Georgia Power Co.	4.300%	3/15/42	675	650
Georgia Power Co.	4.300%	3/15/43	250	241
Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,168
Great Plains Energy Inc.	3.900%	4/1/27	1,000	1,004
Great Plains Energy Inc.	4.850%	4/1/47	500	510
Iberdrola International BV	6.750%	7/15/36	175	219
Indiana Michigan Power Co.	7.000%	3/15/19	300	328
Indiana Michigan Power Co.	3.200%	3/15/23	475	479
Interstate Power & Light Co.	3.400%	8/15/25	550	551
Interstate Power & Light Co.	6.250%	7/15/39	100	125
Interstate Power & Light Co.	3.700%	9/15/46	425	393
ITC Holdings Corp.	4.050%	7/1/23	175	181
ITC Holdings Corp.	5.300%	7/1/43	300	334
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	163	174
Kansas City Power & Light Co.	6.050%	11/15/35	200	242
Kansas City Power & Light Co.	5.300%	10/1/41	830	883
Kentucky Utilities Co.	3.250%	11/1/20	200	206
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,193
Louisville Gas & Electric Co.	4.650%	11/15/43	625	673
MidAmerican Energy Co.	3.100%	5/1/27	500	498
MidAmerican Energy Co.	6.750%	12/30/31	725	980
MidAmerican Energy Co.	4.800%	9/15/43	225	252
MidAmerican Energy Co.	3.950%	8/1/47	400	398
Mississippi Power Co.	4.250%	3/15/42	375	322
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,246
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	1,050	1,048
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	76
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,296
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	901
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	1,300	1,292
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	675	672
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,200	1,203
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	76
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	789	823
6 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	102
6 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	339
Nevada Power Co.	6.500%	5/15/18	1,200	1,266
Nevada Power Co.	6.650%	4/1/36	410	540
Nevada Power Co.	5.450%	5/15/41	500	582
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	202
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	482

NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,425
Northern States Power Co.	2.200%	8/15/20	200	201
Northern States Power Co.	6.250%	6/1/36	650	839
Northern States Power Co.	6.200%	7/1/37	250	324
Northern States Power Co.	5.350%	11/1/39	375	444
Northern States Power Co.	4.125%	5/15/44	100	102
Northern States Power Co.	4.000%	8/15/45	200	201
Northern States Power Co.	3.600%	5/15/46	325	305
NorthWestern Corp.	4.176%	11/15/44	250	250
NSTAR Electric Co.	3.250%	11/15/25	175	175
NSTAR Electric Co.	5.500%	3/15/40	550	661
NV Energy Inc.	6.250%	11/15/20	225	253
Oglethorpe Power Corp.	6.100%	3/15/19	200	215
Oglethorpe Power Corp.	5.950%	11/1/39	100	119
Oglethorpe Power Corp.	5.375%	11/1/40	630	712
Oglethorpe Power Corp.	4.550%	6/1/44	300	296
Oglethorpe Power Corp.	4.250%	4/1/46	125	117
Ohio Power Co.	6.050%	5/1/18	100	104
Ohio Power Co.	5.375%	10/1/21	575	638
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	225
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	353
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,080
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	241
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,495
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	532
Pacific Gas & Electric Co.	8.250%	10/15/18	275	301
Pacific Gas & Electric Co.	3.500%	10/1/20	410	426
Pacific Gas & Electric Co.	4.250%	5/15/21	225	239
Pacific Gas & Electric Co.	3.250%	6/15/23	575	586
Pacific Gas & Electric Co.	3.750%	2/15/24	150	157
Pacific Gas & Electric Co.	3.400%	8/15/24	625	637
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,544
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,265
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,300
Pacific Gas & Electric Co.	5.400%	1/15/40	500	590
Pacific Gas & Electric Co.	4.450%	4/15/42	300	315
Pacific Gas & Electric Co.	4.600%	6/15/43	225	240
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,097
Pacific Gas & Electric Co.	4.250%	3/15/46	375	384
Pacific Gas & Electric Co.	4.000%	12/1/46	675	665
PacifiCorp	5.650%	7/15/18	300	315
PacifiCorp	2.950%	2/1/22	1,000	1,018
PacifiCorp	3.600%	4/1/24	500	518
PacifiCorp	5.250%	6/15/35	475	547
PacifiCorp	6.100%	8/1/36	500	634
PacifiCorp	5.750%	4/1/37	410	501
PacifiCorp	6.250%	10/15/37	600	774
PacifiCorp	4.100%	2/1/42	150	150
Pennsylvania Electric Co.	5.200%	4/1/20	205	218
PG&E Corp.	2.400%	3/1/19	1,650	1,658
Potomac Electric Power Co.	6.500%	11/15/37	400	531
PPL Capital Funding Inc.	3.500%	12/1/22	375	383
PPL Capital Funding Inc.	3.950%	3/15/24	225	232
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,532
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,520
PPL Electric Utilities Corp.	6.250%	5/15/39	100	129
PPL Electric Utilities Corp.	4.750%	7/15/43	200	222

Progress Energy Inc.	3.150%	4/1/22	1,500	1,513
Progress Energy Inc.	7.750%	3/1/31	625	867
Progress Energy Inc.	7.000%	10/30/31	200	262
Progress Energy Inc.	6.000%	12/1/39	285	342
PSEG Power LLC	5.125%	4/15/20	150	162
PSEG Power LLC	3.000%	6/15/21	325	328
PSEG Power LLC	4.150%	9/15/21	50	52
Public Service Co. of Colorado	5.125%	6/1/19	175	187
Public Service Co. of Colorado	3.200%	11/15/20	700	723
Public Service Co. of Colorado	3.600%	9/15/42	225	212
Public Service Co. of Colorado	4.300%	3/15/44	200	209
Public Service Co. of New Hampshire	3.500%	11/1/23	150	155
Public Service Co. of Oklahoma	5.150%	12/1/19	600	643
Public Service Co. of Oklahoma	6.625%	11/15/37	275	353
Public Service Electric & Gas Co.	5.300%	5/1/18	394	410
Public Service Electric & Gas Co.	2.300%	9/15/18	450	455
Public Service Electric & Gas Co.	1.800%	6/1/19	200	200
Public Service Electric & Gas Co.	1.900%	3/15/21	200	197
Public Service Electric & Gas Co.	2.375%	5/15/23	225	221
Public Service Electric & Gas Co.	3.000%	5/15/25	500	500
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,525
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	983
Puget Energy Inc.	6.500%	12/15/20	250	280
Puget Energy Inc.	6.000%	9/1/21	400	446
Puget Energy Inc.	3.650%	5/15/25	1,550	1,532
Puget Sound Energy Inc.	5.483%	6/1/35	100	117
Puget Sound Energy Inc.	6.274%	3/15/37	500	633
Puget Sound Energy Inc.	5.757%	10/1/39	495	602
Puget Sound Energy Inc.	5.638%	4/15/41	390	478
Puget Sound Energy Inc.	4.434%	11/15/41	275	284
San Diego Gas & Electric Co.	3.000%	8/15/21	150	153
San Diego Gas & Electric Co.	2.500%	5/15/26	350	334
San Diego Gas & Electric Co.	6.125%	9/15/37	252	321
San Diego Gas & Electric Co.	4.500%	8/15/40	255	275
SCANA Corp.	4.750%	5/15/21	205	214
SCANA Corp.	4.125%	2/1/22	150	150
Sierra Pacific Power Co.	2.600%	5/1/26	300	287
Sierra Pacific Power Co.	6.750%	7/1/37	400	521
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,178
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	576
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	176
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	115
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	198
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	229
South Carolina Electric & Gas Co.	4.100%	6/15/46	830	815
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	290
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	362
Southern California Edison Co.	3.875%	6/1/21	350	370
6 Southern California Edison Co.	1.845%	2/1/22	250	247
Southern California Edison Co.	3.500%	10/1/23	300	311
Southern California Edison Co.	6.650%	4/1/29	225	283
Southern California Edison Co.	5.750%	4/1/35	508	615
Southern California Edison Co.	5.350%	7/15/35	1,460	1,712
Southern California Edison Co.	4.500%	9/1/40	205	220
Southern California Edison Co.	4.050%	3/15/42	425	430
Southern California Edison Co.	3.900%	3/15/43	475	471
Southern California Edison Co.	4.650%	10/1/43	455	501

Southern California Edison Co.	3.600%	2/1/45	150	142
Southern Co.	1.550%	7/1/18	375	373
Southern Co.	1.850%	7/1/19	325	323
Southern Co.	2.150%	9/1/19	200	200
Southern Co.	2.750%	6/15/20	400	403
Southern Co.	2.350%	7/1/21	600	588
Southern Co.	2.950%	7/1/23	525	511
Southern Co.	3.250%	7/1/26	1,125	1,069
Southern Co.	4.250%	7/1/36	875	847
Southern Co.	4.400%	7/1/46	1,050	1,003
Southern Power Co.	1.500%	6/1/18	250	249
Southern Power Co.	1.950%	12/15/19	350	348
Southern Power Co.	2.375%	6/1/20	100	100
Southern Power Co.	2.500%	12/15/21	350	343
Southern Power Co.	4.150%	12/1/25	175	181
Southern Power Co.	5.150%	9/15/41	960	973
Southern Power Co.	5.250%	7/15/43	500	516
Southern Power Co.	4.950%	12/15/46	300	298
Southwestern Electric Power Co.	6.450%	1/15/19	250	269
Southwestern Electric Power Co.	6.200%	3/15/40	75	93
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,320
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,882
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,307
System Energy Resources Inc.	4.100%	4/1/23	150	155
Tampa Electric Co.	5.400%	5/15/21	175	192
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	150	188
Tampa Electric Co.	4.200%	5/15/45	500	482
TECO Finance Inc.	5.150%	3/15/20	125	133
TransAlta Corp.	6.900%	5/15/18	100	104
TransAlta Corp.	4.500%	11/15/22	325	326
TransAlta Corp.	6.500%	3/15/40	175	159
Tucson Electric Power Co.	3.050%	3/15/25	200	193
UIL Holdings Corp.	4.625%	10/1/20	300	310
Union Electric Co.	6.700%	2/1/19	235	255
Union Electric Co.	3.500%	4/15/24	1,450	1,496
Union Electric Co.	3.900%	9/15/42	425	424
Union Electric Co.	3.650%	4/15/45	575	545
Virginia Electric & Power Co.	2.950%	1/15/22	750	763
Virginia Electric & Power Co.	3.450%	2/15/24	500	512
Virginia Electric & Power Co.	3.100%	5/15/25	500	496
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,274
Virginia Electric & Power Co.	6.000%	1/15/36	500	621
Virginia Electric & Power Co.	6.000%	5/15/37	550	683
Virginia Electric & Power Co.	6.350%	11/30/37	600	770
Virginia Electric & Power Co.	8.875%	11/15/38	450	726
Virginia Electric & Power Co.	4.000%	1/15/43	850	838
Virginia Electric & Power Co.	4.450%	2/15/44	200	211
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	986
WEC Energy Group Inc.	2.450%	6/15/20	250	251
WEC Energy Group Inc.	3.550%	6/15/25	750	764
Westar Energy Inc.	2.550%	7/1/26	575	546
Westar Energy Inc.	3.100%	4/1/27	450	444
Westar Energy Inc.	4.125%	3/1/42	525	530
Westar Energy Inc.	4.100%	4/1/43	225	226
Westar Energy Inc.	4.625%	9/1/43	150	158

Westar Energy Inc.	4.250%	12/1/45	100	98
Wisconsin Electric Power Co.	2.950%	9/15/21	635	649
Wisconsin Electric Power Co.	5.625%	5/15/33	200	235
Wisconsin Electric Power Co.	4.250%	6/1/44	100	101
Wisconsin Electric Power Co.	4.300%	12/15/45	125	128
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	6.375%	8/15/37	300	391
Wisconsin Public Service Corp.	1.650%	12/4/18	500	499
Wisconsin Public Service Corp.	3.671%	12/1/42	75	71
Xcel Energy Inc.	4.700%	5/15/20	305	324
Xcel Energy Inc.	2.600%	3/15/22	275	273
Xcel Energy Inc.	3.300%	6/1/25	150	150
Xcel Energy Inc.	3.350%	12/1/26	275	274
Xcel Energy Inc.	6.500%	7/1/36	635	798

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,281
Atmos Energy Corp.	5.500%	6/15/41	800	958
British Transco Finance Inc.	6.625%	6/1/18	430	454
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	156
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	279
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	802
KeySpan Corp.	5.803%	4/1/35	250	284
NiSource Finance Corp.	6.800%	1/15/19	550	595
NiSource Finance Corp.	5.450%	9/15/20	350	383
NiSource Finance Corp.	6.125%	3/1/22	450	515
NiSource Finance Corp.	6.250%	12/15/40	400	484
NiSource Finance Corp.	5.950%	6/15/41	500	599
NiSource Finance Corp.	5.800%	2/1/42	300	349
NiSource Finance Corp.	4.800%	2/15/44	200	210
ONE Gas Inc.	2.070%	2/1/19	300	301
ONE Gas Inc.	4.658%	2/1/44	125	132
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	157
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	150	134
Sempra Energy	6.150%	6/15/18	750	790
Sempra Energy	9.800%	2/15/19	250	285
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.400%	3/15/20	300	303
Sempra Energy	2.850%	11/15/20	1,225	1,239
Sempra Energy	4.050%	12/1/23	850	886
Sempra Energy	3.750%	11/15/25	330	336
Sempra Energy	6.000%	10/15/39	705	841
Southern California Gas Co.	2.600%	6/15/26	750	724
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	800	777
Southern California Gas Co.	4.450%	3/15/44	150	158
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,250	1,289
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	432
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	365
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	146
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	123
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	411
Washington Gas Light Co.	3.796%	9/15/46	325	305

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,660
American Water Capital Corp.	6.593%	10/15/37	500	673

American Water Capital Corp.	4.300%	12/1/42	125	131
American Water Capital Corp.	4.000%	12/1/46	500	510
United Utilities plc	5.375%	2/1/19	200	209
Veolia Environnement SA	6.750%	6/1/38	200	254
				252,334
Total Corporate Bonds (Cost $3,527,245)				3,588,753
Sovereign Bonds (2.1%)
African Development Bank	1.625%	10/2/18	300	301
African Development Bank	1.000%	11/2/18	1,550	1,538
African Development Bank	1.000%	5/15/19	1,200	1,185
African Development Bank	1.375%	2/12/20	350	346
African Development Bank	1.875%	3/16/20	1,700	1,707
African Development Bank	1.250%	7/26/21	1,700	1,641
African Development Bank	2.375%	9/23/21	1,850	1,869
Agricultural Bank of China Ltd.	2.000%	5/21/18	300	299
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	250
Asian Development Bank	0.875%	4/26/18	1,200	1,196
Asian Development Bank	1.125%	6/5/18	2,300	2,294
Asian Development Bank	5.593%	7/16/18	500	525
Asian Development Bank	1.750%	9/11/18	1,650	1,658
Asian Development Bank	0.875%	10/5/18	1,650	1,637
Asian Development Bank	1.875%	10/23/18	530	534
Asian Development Bank	1.375%	1/15/19	1,000	999
Asian Development Bank	1.750%	3/21/19	575	578
Asian Development Bank	1.875%	4/12/19	1,550	1,561
Asian Development Bank	1.000%	8/16/19	450	444
Asian Development Bank	1.750%	1/10/20	2,000	2,007
Asian Development Bank	1.500%	1/22/20	2,500	2,490
Asian Development Bank	1.375%	3/23/20	2,250	2,227
Asian Development Bank	1.625%	3/16/21	3,100	3,061
Asian Development Bank	2.000%	2/16/22	3,500	3,492
Asian Development Bank	1.875%	2/18/22	1,850	1,832
Asian Development Bank	2.000%	1/22/25	1,000	965
Asian Development Bank	2.000%	4/24/26	400	382
Asian Development Bank	2.625%	1/12/27	800	806
9 Bank of England	1.250%	3/14/19	150	149
Canada	1.125%	3/19/18	2,100	2,098
Canada	1.625%	2/27/19	800	800
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,904
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,496
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,785
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,045
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	429
Corp. Andina de Fomento	1.500%	8/8/17	900	899
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,793
Corp. Andina de Fomento	2.125%	9/27/21	700	684
Corp. Andina de Fomento	4.375%	6/15/22	1,875	1,999
Council Of Europe Development Bank	1.000%	3/7/18	525	524
Council Of Europe Development Bank	1.125%	5/31/18	975	973
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,294
Council Of Europe Development Bank	1.625%	3/16/21	600	590
Ecopetrol SA	5.875%	9/18/23	1,300	1,412
Ecopetrol SA	4.125%	1/16/25	2,150	2,077
Ecopetrol SA	5.375%	6/26/26	950	975
Ecopetrol SA	7.375%	9/18/43	700	748
Ecopetrol SA	5.875%	5/28/45	1,075	980

	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	200	201
	European Bank for Reconstruction &
	Development	1.000%	6/15/18	700	697
	European Bank for Reconstruction &
	Development	1.000%	9/17/18	400	398
	European Bank for Reconstruction &
	Development	1.625%	11/15/18	50	50
	European Bank for Reconstruction &
	Development	1.750%	6/14/19	2,050	2,055
	European Bank for Reconstruction &
	Development	0.875%	7/22/19	2,500	2,456
	European Bank for Reconstruction &
	Development	1.750%	11/26/19	500	501
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	1,650	1,638
	European Bank for Reconstruction &
	Development	2.000%	2/1/21	1,200	1,200
	European Bank for Reconstruction &
	Development	1.875%	2/23/22	1,300	1,282
	European Investment Bank	1.000%	8/17/17	1,475	1,475
	European Investment Bank	1.250%	5/15/18	3,400	3,400
	European Investment Bank	1.000%	6/15/18	3,500	3,487
	European Investment Bank	1.125%	8/15/18	2,000	1,992
	European Investment Bank	1.625%	12/18/18	3,200	3,208
	European Investment Bank	1.875%	3/15/19	4,400	4,427
	European Investment Bank	1.750%	6/17/19	4,675	4,686
	European Investment Bank	1.125%	8/15/19	2,000	1,975
	European Investment Bank	1.625%	3/16/20	4,100	4,079
	European Investment Bank	1.750%	5/15/20	4,500	4,494
	European Investment Bank	1.375%	6/15/20	2,000	1,970
	European Investment Bank	2.875%	9/15/20	5,000	5,157
	European Investment Bank	1.625%	12/15/20	2,500	2,469
	European Investment Bank	4.000%	2/16/21	4,000	4,290
	European Investment Bank	2.000%	3/15/21	3,000	2,996
	European Investment Bank	2.500%	4/15/21	3,650	3,714
	European Investment Bank	1.375%	9/15/21	300	290
	European Investment Bank	2.125%	10/15/21	350	350
	European Investment Bank	2.250%	3/15/22	2,800	2,811
	European Investment Bank	2.375%	6/15/22	4,800	4,789
	European Investment Bank	2.250%	8/15/22	1,000	997
	European Investment Bank	3.250%	1/29/24	1,550	1,624
	European Investment Bank	1.875%	2/10/25	2,600	2,471
	European Investment Bank	2.125%	4/13/26	3,000	2,873
	Export Development Canada	1.000%	6/15/18	150	149
	Export Development Canada	1.500%	10/3/18	1,375	1,374
	Export Development Canada	1.250%	2/4/19	800	797
10	Export Development Canada	1.750%	8/19/19	200	200
10	Export Development Canada	1.625%	1/17/20	1,500	1,497
	Export Development Canada	1.500%	5/26/21	1,500	1,465
	Export Development Canada	1.375%	10/21/21	2,800	2,710
	Export-Import Bank of Korea	1.750%	2/27/18	300	300
	Export-Import Bank of Korea	2.875%	9/17/18	700	710
	Export-Import Bank of Korea	1.750%	5/26/19	1,000	994
	Export-Import Bank of Korea	2.375%	8/12/19	600	604
	Export-Import Bank of Korea	1.500%	10/21/19	800	789
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,049

	Export-Import Bank of Korea	2.500%	5/10/21	1,000	992
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	965
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,498
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,624
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,215
	Export-Import Bank of Korea	3.250%	11/10/25	300	302
	Export-Import Bank of Korea	2.625%	5/26/26	600	575
	FMS Wertmanagement AoeR	1.125%	9/5/17	700	700
	FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,605
	FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,070
11	FMS Wertmanagement AoeR	1.750%	1/24/20	2,200	2,197
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	750
	Hydro-Quebec	8.400%	1/15/22	1,235	1,530
	Hydro-Quebec	8.050%	7/7/24	1,175	1,530
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,242
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	593
	Inter-American Development Bank	0.875%	3/15/18	350	349
	Inter-American Development Bank	1.750%	8/24/18	5,105	5,130
	Inter-American Development Bank	1.125%	8/28/18	3,700	3,690
	Inter-American Development Bank	1.000%	5/13/19	2,800	2,772
	Inter-American Development Bank	3.875%	9/17/19	450	474
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,685
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,208
	Inter-American Development Bank	3.875%	2/14/20	500	530
	Inter-American Development Bank	1.875%	6/16/20	1,000	1,004
	Inter-American Development Bank	2.125%	11/9/20	350	353
	Inter-American Development Bank	2.125%	1/18/22	3,000	3,012
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,438
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,695
	Inter-American Development Bank	7.000%	6/15/25	250	315
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,179
	Inter-American Development Bank	3.875%	10/28/41	800	865
	Inter-American Development Bank	4.375%	1/24/44	450	523
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	4,750	4,750
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	3,200	3,204
	International Bank for Reconstruction &
	Development	1.000%	6/15/18	3,500	3,487
	International Bank for Reconstruction &
	Development	0.875%	7/19/18	4,000	3,980
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	3,300	3,324
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	4,500	4,471
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	3,575	3,521
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,511
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	1,750	1,728
	International Bank for Reconstruction &
	Development	1.375%	3/30/20	2,200	2,178
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	6,500	6,531
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,222

	International Bank for Reconstruction &
	Development	1.625%	3/9/21	600	593
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	4,000	3,910
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,717
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	4,500	4,371
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	7,100	7,074
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	1,979
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	32
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,507
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	2,500	2,488
	International Finance Corp.	2.125%	11/17/17	950	953
	International Finance Corp.	1.250%	7/16/18	2,200	2,191
	International Finance Corp.	1.750%	9/4/18	1,300	1,303
	International Finance Corp.	1.750%	9/16/19	1,100	1,100
	International Finance Corp.	1.750%	3/30/20	2,000	2,000
	International Finance Corp.	1.625%	7/16/20	1,000	991
	International Finance Corp.	2.125%	4/7/26	2,250	2,162
12	Japan Bank for International Cooperation	1.125%	7/19/17	650	649
12	Japan Bank for International Cooperation	1.750%	7/31/18	925	925
12	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,997
12	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,003
12	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,602
12	Japan Bank for International Cooperation	1.750%	5/28/20	2,500	2,458
12	Japan Bank for International Cooperation	1.500%	7/21/21	1,200	1,150
12	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,853
12	Japan Bank for International Cooperation	3.375%	7/31/23	325	339
12	Japan Bank for International Cooperation	3.000%	5/29/24	650	662
12	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,290
12	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	977
11	KFW	4.375%	3/15/18	3,450	3,550
11	KFW	0.875%	4/19/18	5,100	5,082
11	KFW	1.000%	6/11/18	2,200	2,192
11	KFW	4.500%	7/16/18	350	364
11	KFW	1.125%	8/6/18	1,500	1,497
11	KFW	1.000%	9/7/18	3,500	3,483
11	KFW	1.875%	4/1/19	3,925	3,956
11	KFW	4.875%	6/17/19	4,775	5,112
11	KFW	1.000%	7/15/19	5,500	5,433
11	KFW	1.750%	10/15/19	1,300	1,304
11	KFW	4.000%	1/27/20	150	160
11	KFW	1.750%	3/31/20	5,500	5,483
11	KFW	1.500%	4/20/20	3,550	3,523
11	KFW	2.750%	9/8/20	4,500	4,629
11	KFW	2.750%	10/1/20	3,200	3,296
11	KFW	1.500%	6/15/21	7,100	6,958
11	KFW	2.375%	8/25/21	2,710	2,748
11	KFW	2.625%	1/25/22	1,500	1,534
11	KFW	2.125%	3/7/22	7,150	7,141
11	KFW	2.000%	10/4/22	1,575	1,554

11	KFW	2.125%	1/17/23	1,750	1,735
11	KFW	2.500%	11/20/24	3,800	3,827
11	KFW	2.000%	5/2/25	2,500	2,415
11	KFW	0.000%	4/18/36	500	272
	Korea Development Bank	3.875%	5/4/17	1,000	1,002
	Korea Development Bank	4.625%	11/16/21	1,375	1,489
	Korea Development Bank	2.625%	2/27/22	1,300	1,292
	Korea Development Bank	3.000%	9/14/22	1,400	1,413
	Korea Development Bank	3.750%	1/22/24	1,500	1,560
11	Kreditanstalt fuer Wiederaufbau	2.000%	11/30/21	6,200	6,170
11	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	998
11	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	604
11	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	422
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	979
11	Landwirtschaftliche Rentenbank	2.000%	12/6/21	4,075	4,044
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,409
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	963
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	975	905
	Nexen Energy ULC	7.875%	3/15/32	100	137
	Nexen Energy ULC	5.875%	3/10/35	410	478
	Nexen Energy ULC	6.400%	5/15/37	800	992
	Nexen Energy ULC	7.500%	7/30/39	625	876
	Nordic Investment Bank	0.875%	9/27/18	500	496
	Nordic Investment Bank	1.875%	6/14/19	850	855
	Nordic Investment Bank	2.125%	2/1/22	500	501
	North American Development Bank	2.300%	10/10/18	325	328
	North American Development Bank	4.375%	2/11/20	650	688
	North American Development Bank	2.400%	10/26/22	350	341
13	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,272
13	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,187
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,382
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,969
13	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	795
13	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,009
6	Oriental Republic of Uruguay	4.500%	8/14/24	1,000	1,058
6	Oriental Republic of Uruguay	4.375%	10/27/27	700	732
6	Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,455
6	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,783
6	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	2,939
	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,311
	Petroleos Mexicanos	6.000%	3/5/20	450	484
	Petroleos Mexicanos	3.500%	7/23/20	500	506
	Petroleos Mexicanos	5.500%	1/21/21	1,730	1,832
	Petroleos Mexicanos	6.375%	2/4/21	6,429	6,980
	Petroleos Mexicanos	4.875%	1/24/22	6,525	6,731
	Petroleos Mexicanos	3.500%	1/30/23	950	906
	Petroleos Mexicanos	4.625%	9/21/23	1,621	1,634
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,774
6	Petroleos Mexicanos	2.290%	2/15/24	140	139
	Petroleos Mexicanos	2.378%	4/15/25	170	169
	Petroleos Mexicanos	4.500%	1/23/26	175	169
	Petroleos Mexicanos	6.875%	8/4/26	2,666	2,970
9	Petroleos Mexicanos	6.500%	3/13/27	2,900	3,120
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,030
	Petroleos Mexicanos	6.625%	6/15/38	375	381
	Petroleos Mexicanos	6.500%	6/2/41	300	300

	Petroleos Mexicanos	5.500%	6/27/44	1,111	983
	Petroleos Mexicanos	6.375%	1/23/45	1,000	976
	Petroleos Mexicanos	5.625%	1/23/46	3,898	3,512
	Petroleos Mexicanos	6.750%	9/21/47	3,754	3,817
14	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	140	210
	Province of Alberta Canada	1.900%	12/6/19	1,500	1,501
	Province of British Columbia	2.650%	9/22/21	500	509
	Province of British Columbia	2.000%	10/23/22	300	293
	Province of British Columbia	2.250%	6/2/26	1,200	1,145
	Province of Manitoba	1.125%	6/1/18	1,000	996
	Province of Manitoba	2.100%	9/6/22	300	295
	Province of Manitoba	3.050%	5/14/24	1,600	1,631
	Province of Manitoba	2.125%	6/22/26	850	797
	Province of New Brunswick	2.750%	6/15/18	725	735
	Province of Ontario	3.000%	7/16/18	400	407
	Province of Ontario	2.000%	9/27/18	1,650	1,656
	Province of Ontario	1.625%	1/18/19	4,000	3,989
	Province of Ontario	2.000%	1/30/19	2,875	2,885
	Province of Ontario	1.250%	6/17/19	800	790
	Province of Ontario	1.650%	9/27/19	1,925	1,915
	Province of Ontario	4.000%	10/7/19	850	894
	Province of Ontario	4.400%	4/14/20	975	1,041
	Province of Ontario	2.400%	2/8/22	700	699
	Province of Ontario	2.450%	6/29/22	100	100
	Province of Ontario	3.200%	5/16/24	1,000	1,026
	Province of Ontario	2.500%	4/27/26	1,000	969
	Province of Quebec	4.625%	5/14/18	2,100	2,169
	Province of Quebec	3.500%	7/29/20	1,530	1,594
	Province of Quebec	2.750%	8/25/21	1,375	1,395
	Province of Quebec	2.375%	1/31/22	500	499
	Province of Quebec	2.625%	2/13/23	2,050	2,051
	Province of Quebec	7.125%	2/9/24	1,400	1,734
	Province of Quebec	2.875%	10/16/24	700	702
	Province of Quebec	2.500%	4/20/26	500	487
	Province of Quebec	7.500%	9/15/29	1,075	1,512
	Republic of Chile	2.250%	10/30/22	150	147
	Republic of Chile	3.125%	1/21/26	2,010	2,030
	Republic of Chile	3.625%	10/30/42	1,800	1,772
	Republic of Colombia	7.375%	3/18/19	825	910
	Republic of Colombia	4.375%	7/12/21	2,130	2,252
6	Republic of Colombia	2.625%	3/15/23	1,125	1,082
	Republic of Colombia	4.000%	2/26/24	4,980	5,124
	Republic of Colombia	8.125%	5/21/24	400	509
6	Republic of Colombia	4.500%	1/28/26	500	528
6	Republic of Colombia	3.875%	4/25/27	1,300	1,297
	Republic of Colombia	7.375%	9/18/37	1,000	1,284
	Republic of Colombia	6.125%	1/18/41	1,775	2,026
6	Republic of Colombia	5.625%	2/26/44	533	582
6	Republic of Colombia	5.000%	6/15/45	4,229	4,292
	Republic of Hungary	6.250%	1/29/20	1,300	1,425
	Republic of Hungary	6.375%	3/29/21	11,650	13,121
	Republic of Hungary	7.625%	3/29/41	550	798
	Republic of Italy	6.875%	9/27/23	2,500	2,926
	Republic of Italy	5.375%	6/15/33	1,400	1,511
	Republic of Korea	7.125%	4/16/19	1,150	1,271
	Republic of Korea	3.875%	9/11/23	850	910

Republic of Korea	2.750%	1/19/27	2,800	2,751
Republic of Panama	5.200%	1/30/20	2,045	2,209
6 Republic of Panama	4.000%	9/22/24	600	625
6 Republic of Panama	3.750%	3/16/25	1,450	1,482
Republic of Panama	7.125%	1/29/26	900	1,136
Republic of Panama	9.375%	4/1/29	1,050	1,546
6 Republic of Panama	6.700%	1/26/36	2,284	2,888
6 Republic of Panama	4.300%	4/29/53	250	236
Republic of Peru	8.750%	11/21/33	4,635	7,023
6 Republic of Peru	6.550%	3/14/37	600	777
Republic of Peru	5.625%	11/18/50	1,275	1,522
Republic of Poland	6.375%	7/15/19	3,340	3,666
Republic of Poland	5.125%	4/21/21	2,725	2,984
Republic of Poland	5.000%	3/23/22	1,415	1,555
Republic of Poland	3.000%	3/17/23	2,000	1,997
Republic of Poland	4.000%	1/22/24	1,225	1,285
Republic of Poland	3.250%	4/6/26	150	149
Republic of South Africa	5.500%	3/9/20	1,560	1,659
Republic of South Africa	5.875%	5/30/22	100	109
Republic of South Africa	4.665%	1/17/24	3,800	3,843
Republic of South Africa	5.875%	9/16/25	100	107
Republic of South Africa	4.875%	4/14/26	1,950	1,960
Republic of South Africa	4.300%	10/12/28	2,300	2,159
Republic of South Africa	6.250%	3/8/41	700	785
Republic of South Africa	5.000%	10/12/46	350	332
Republic of the Philippines	8.375%	6/17/19	800	912
Republic of the Philippines	4.000%	1/15/21	3,475	3,697
Republic of the Philippines	4.200%	1/21/24	1,400	1,515
Republic of the Philippines	9.500%	10/21/24	550	791
Republic of the Philippines	10.625%	3/16/25	425	647
Republic of the Philippines	5.500%	3/30/26	1,500	1,770
Republic of the Philippines	9.500%	2/2/30	825	1,304
Republic of the Philippines	7.750%	1/14/31	775	1,104
Republic of the Philippines	6.375%	1/15/32	800	1,032
Republic of the Philippines	6.375%	10/23/34	2,175	2,887
Republic of the Philippines	5.000%	1/13/37	400	466
Republic of the Philippines	3.950%	1/20/40	300	308
Republic of the Philippines	3.700%	3/1/41	3,134	3,095
State of Israel	5.125%	3/26/19	500	533
State of Israel	4.000%	6/30/22	900	958
State of Israel	3.150%	6/30/23	1,100	1,114
State of Israel	2.875%	3/16/26	1,500	1,472
State of Israel	4.500%	1/30/43	900	928
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,607
Statoil ASA	2.250%	11/8/19	1,000	1,005
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	2.750%	11/10/21	1,100	1,108
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	2.450%	1/17/23	400	393
Statoil ASA	2.650%	1/15/24	4,300	4,207
Statoil ASA	3.250%	11/10/24	550	555
Statoil ASA	7.150%	1/15/29	250	333
Statoil ASA	5.100%	8/17/40	300	339
Statoil ASA	4.250%	11/23/41	325	325
Statoil ASA	3.950%	5/15/43	175	169
Statoil ASA	4.800%	11/8/43	600	659

Svensk Exportkredit AB	1.250%	4/12/19	1,000	992
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,557
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,380
Svensk Exportkredit AB	1.875%	6/23/20	600	599
Svensk Exportkredit AB	1.750%	3/10/21	800	789
United Mexican States	5.950%	3/19/19	113	121
United Mexican States	3.500%	1/21/21	290	301
United Mexican States	3.625%	3/15/22	8,955	9,214
United Mexican States	4.000%	10/2/23	4,824	4,978
United Mexican States	3.600%	1/30/25	2,425	2,419
United Mexican States	4.125%	1/21/26	800	823
United Mexican States	4.150%	3/28/27	2,100	2,137
United Mexican States	6.750%	9/27/34	1,309	1,626
United Mexican States	6.050%	1/11/40	2,420	2,770
United Mexican States	4.750%	3/8/44	3,992	3,885
United Mexican States	5.550%	1/21/45	300	326
United Mexican States	4.600%	1/23/46	600	576
United Mexican States	4.350%	1/15/47	650	598
United Mexican States	5.750%	10/12/10	4,292	4,277
Total Sovereign Bonds (Cost $666,586)				670,548
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	300	301
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	252
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	142
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,090
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	160	192
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	102
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	268
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	237
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,075	1,468
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	180
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,732
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	982
California GO	6.200%	10/1/19	1,600	1,775
California GO	5.700%	11/1/21	1,000	1,137
California GO	7.500%	4/1/34	2,270	3,212
California GO	7.550%	4/1/39	2,005	2,937
California GO	7.300%	10/1/39	850	1,193
California GO	7.350%	11/1/39	1,325	1,871
California GO	7.625%	3/1/40	800	1,168
California GO	7.600%	11/1/40	350	522

California State University Systemwide
Revenue	3.899%	11/1/47	250	251
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	123
Chicago IL GO	7.045%	1/1/29	200	204
Chicago IL GO	7.375%	1/1/33	550	562
Chicago IL GO	7.781%	1/1/35	100	105
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	418
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	558
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	235
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	916
Chicago IL Water Revenue	6.742%	11/1/40	675	837
Clark County NV Airport System Revenue	6.881%	7/1/42	75	83
Clark County NV Airport System Revenue	6.820%	7/1/45	275	386
Connecticut GO	5.090%	10/1/30	575	640
Connecticut GO	5.850%	3/15/32	610	732
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	174
Cook County IL GO	6.229%	11/15/34	400	472
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	117
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	258
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	86
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,120	1,451
Dallas TX Independent School District GO	6.450%	2/15/35	150	172
Dartmouth College New Hampshire GO	4.750%	6/1/19	15	16
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	91
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	925	924
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	252
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	500	503
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	428
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	1,400	1,437
George Washington University District of
Columbia GO	3.485%	9/15/22	500	518
George Washington University District of
Columbia GO	4.300%	9/15/44	400	398
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	610	694
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,150	1,293
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	158
Houston TX GO	6.290%	3/1/32	880	1,037
Houston TX Utility System Revenue	3.828%	5/15/28	275	286

	Illinois GO	5.877%	3/1/19	600	631
	Illinois GO	4.950%	6/1/23	1,450	1,476
	Illinois GO	5.100%	6/1/33	3,220	2,934
	Illinois GO	6.630%	2/1/35	480	488
	Illinois GO	6.725%	4/1/35	475	487
	Illinois GO	7.350%	7/1/35	1,500	1,596
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	378
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	93
15	Industry CA Sales Tax Revenue	5.125%	1/1/51	200	207
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	300	318
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	225	242
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	500	513
	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	14	14
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	1,050	1,454
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	235	341
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	100	123
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	100	112
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	410	566
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	500	700
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,915
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	134
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	125	154
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	200	267
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	72
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	125
	Massachusetts GO	4.200%	12/1/21	1,375	1,464
	Massachusetts GO	5.456%	12/1/39	845	1,038
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	622
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	435	498
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	131
	Metropolitan Washington DC Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	813
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	100	119
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,714

	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	460	475
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,194
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	450	491
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	540
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,380
	New York City NY GO	6.246%	6/1/35	100	111
	New York City NY GO	5.968%	3/1/36	160	201
	New York City NY GO	5.985%	12/1/36	75	93
	New York City NY GO	5.517%	10/1/37	400	481
	New York City NY GO	6.271%	12/1/37	700	910
	New York City NY GO	5.846%	6/1/40	100	127
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	100	130
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	500	551
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	100	129
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	75	98
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	124
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	1,510	1,948
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	364
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	182
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	759
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,783
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	121
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	95	114
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	300	361
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	455
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	976
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	202
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	98
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	665	653
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	113
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	283
	Oregon GO	5.762%	6/1/23	500	558
	Oregon GO	5.892%	6/1/27	375	450
17	Oregon School Boards Association GO	4.759%	6/30/28	500	552

15	Oregon School Boards Association GO	5.528%	6/30/28	125	146
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	100	105
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	448
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	157
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	987
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,108
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	402
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	535	604
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,075	1,123
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	150	165
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	275	334
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	300	277
	Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,459
	Princeton University New Jersey GO	5.700%	3/1/39	300	400
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	150	195
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	382
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	375	429
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	225	287
	San Antonio TX Electric & Gas Systems
	Revenue	5.718%	2/1/41	100	125
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	500	627
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	450	481
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	1,000	1,288
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	500	705
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	645	785
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	250	230
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	475	526
	Texas GO	5.517%	4/1/39	660	826
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	113
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	323
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	339
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
	Tufts University Massachusetts GO	5.017%	4/15/12	550	548
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	1,550	2,009

University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	162
University of California Revenue	4.601%	5/15/31	500	549
University of California Revenue	6.270%	5/15/31	500	543
University of California Revenue	5.770%	5/15/43	410	502
University of California Revenue	5.946%	5/15/45	275	339
University of California Revenue	4.858%	5/15/12	330	326
University of Southern California GO	5.250%	10/1/11	200	234
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	121
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	82
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	176
Utah GO	4.554%	7/1/24	125	137
Utah GO	3.539%	7/1/25	50	52
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	160	188
Washington GO	5.140%	8/1/40	480	575
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,009
15 Wisconsin GO	5.700%	5/1/26	325	379
Total Taxable Municipal Bonds (Cost $94,088)				101,162

			Shares
Temporary Cash Investments (1.5%)1
Money Market Fund (1.5%)
18,19 Vanguard Market Liquidity Fund	0.965%		4,928,194	492,918
				492,918
			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.454%	4/20/17	1,000	1,000
United States Treasury Bill	0.557%	4/27/17	500	500
United States Treasury Bill	0.540%–0.561%	5/18/17	900	899
United States Treasury Bill	0.607%	5/25/17	400	399
20 United States Treasury Bill	0.534%–0.552%	6/8/17	2,500	2,497
United States Treasury Bill	0.593%	7/13/17	900	898
				6,193
Total Temporary Cash Investments (Cost $499,040)				499,111
Total Investments (101.1%) (Cost $22,821,683)				33,065,100
Other Assets and Liabilities-Net (-1.1%)19				(346,135)
Net Assets (100%)				32,718,965

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,402,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.9% and 1.3%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $404,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
4 U.S. government-guaranteed.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2017.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $69,117,000, representing 0.2% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
19 Includes $52,471,000 of collateral received for securities on loan.
20 Securities with a value of $2,297,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Balanced Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $1,213,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value

Balanced Index Fund

securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,534,713	—	317
U.S. Government and Agency Obligations	—	8,348,675	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	321,821	—
Corporate Bonds	—	3,588,753	—
Sovereign Bonds	—	670,548	—
Taxable Municipal Bonds	—	101,162	—
Temporary Cash Investments	492,918	6,193	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(124)	—	—
Total	20,027,522	13,037,152	317
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily

Balanced Index Fund

settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	499	58,862	94
E-mini S&P MidCap 400 Index	June 2017	48	8,247	47
E-mini Russell 2000 Index	June 2017	90	6,230	75
				216

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2017, the cost of investment securities for tax purposes was $22,821,952,000. Net unrealized appreciation of investment securities for tax purposes was $10,243,148,000, consisting of unrealized gains of $10,393,123,000 on securities that had risen in value since their purchase and $149,975,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of March 31, 2017

				Market
				Value
			Shares	($000)
Investment Companies (95.0%)
U.S. Stock Funds (25.1%)
Vanguard Total Stock Market Index Fund Investor Shares			6,088,951	359,491
Vanguard Value Index Fund Investor Shares			2,413,007	89,764
				449,255
Global Stock Fund (7.6%)
Vanguard Global Minimum Volatility Fund Investor Shares			10,799,870	135,538

International Stock Funds (25.1%)
Vanguard Total International Stock Index Fund Investor Shares			22,541,767	358,865
Vanguard Emerging Markets Stock Index Fund Investor Shares			3,606,334	90,519
				449,384
U.S. Bond Fund (12.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares			20,685,166	220,090

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares			9,990,035	107,992

Alternative Funds (18.9%)
Vanguard Alternative Strategies Fund Investor Shares			10,727,362	217,122
Vanguard Market Neutral Fund Investor Shares			10,038,853	121,370
				338,492
Total Investment Companies (Cost $1,443,038)				1,700,751
Temporary Cash Investments (5.1%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (5.1%)
2,3 Fannie Mae Discount Notes	0.541%–0.561%	4/12/17	7,888	7,887
2,3 Fannie Mae Discount Notes	0.701%	4/26/17	69	69
2,3 Fannie Mae Discount Notes	0.741%	5/3/17	8,500	8,495
2,3 Fannie Mae Discount Notes	0.801%	5/10/17	1,023	1,022
2,3 Fannie Mae Discount Notes	0.571%	5/17/17	5,667	5,662
2,3 Fannie Mae Discount Notes	0.801%	6/21/17	2,500	2,496
2,4 Federal Home Loan Bank Discount Notes	0.566%	4/5/17	3,000	3,000
2,4 Federal Home Loan Bank Discount Notes	0.561%	4/7/17	4,800	4,800
2,4 Federal Home Loan Bank Discount Notes	0.541%	4/19/17	1,502	1,502
2,4 Federal Home Loan Bank Discount Notes	0.731%–0.751%	4/21/17	3,819	3,818
2,4 Federal Home Loan Bank Discount Notes	0.541%–0.771%	5/3/17	2,101	2,100
2,4 Federal Home Loan Bank Discount Notes	0.601%	5/15/17	300	300
2,4 Federal Home Loan Bank Discount Notes	0.566%	5/19/17	633	632
2,4 Federal Home Loan Bank Discount Notes	0.591%	5/26/17	3,004	3,001
2,4 Federal Home Loan Bank Discount Notes	0.761%	6/5/17	501	500
2,4 Federal Home Loan Bank Discount Notes	0.787%	6/16/17	1,750	1,747
2,4 Federal Home Loan Bank Discount Notes	0.832%	6/23/17	4,087	4,080
2,4 Federal Home Loan Bank Discount Notes	0.832%	6/30/17	305	305
2,3 Freddie Mac Discount Notes	0.551%	4/21/17	2,287	2,286
2,3 Freddie Mac Discount Notes	0.549%–0.550%	4/26/17	6,148	6,145
2,3 Freddie Mac Discount Notes	0.551%	5/5/17	2,598	2,596

2,3 Freddie Mac Discount Notes		0.821%	5/11/17	4,000	3,997
2,3 Freddie Mac Discount Notes		0.561%	5/22/17	3,705	3,701
2,3 Freddie Mac Discount Notes		0.801%	5/26/17	1,645	1,643
2,3 Freddie Mac Discount Notes		0.827%	6/26/17	994	992
2	United States Treasury Bill	0.515%	4/6/17	2,477	2,477
2	United States Treasury Bill	0.750%	4/20/17	8,751	8,748
2,5 United States Treasury Bill		0.751%	6/15/17	3,287	3,282
2,5 United States Treasury Bill		0.596%–0.601%	7/13/17	3,087	3,080
2	United States Treasury Bill	0.602%	7/20/17	376	375
					90,738
				Shares
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.965%			2,895	290
Total Temporary Cash Investments (Cost $91,028)					91,028
Total Investments (100.1%) (Cost $1,534,066)					1,791,779
Other Assets and Liabilities-Net (-0.1%)					(1,815)
Net Assets (100%)					1,789,964

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout
Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,329,000 have been segregated as collateral for open over-the-counter swap contracts.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2017, the fund held $89,261,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Managed Payout Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,700,751	—	—
Temporary Cash Investments	290	90,738	—
Total	1,701,041	90,738	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Managed Payout Fund

At March 31, 2017, the subsidiary had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	4/28/17	CSI	89,178	(1.020%)	—
CSI—Credit Suisse International.

E. At March 31, 2017, the cost of investment securities for tax purposes was $1,534,066,000. Net unrealized appreciation of investment securities for tax purposes was $257,713,000, consisting of unrealized gains of $259,362,000 on securities that had risen in value since their purchase and $1,649,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			March 31,
	Dec. 31, 2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies
Fund	212,850	5,000	—	—	—	217,122
Vanguard Emerging Markets
Stock Index Fund	81,917	2,118	2,460	122	—	90,519
Vanguard Global Minimum
Volatility Fund	126,991	2,000	—	—	—	135,538
Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	290
Vanguard Market Neutral Fund	122,038	2,304	—	4	—	121,370
Vanguard Total Bond Market II
Index Fund	207,076	27,527	15,996	1,285	—	220,090
Vanguard Total International Bond
Index Fund	98,889	9,388	—	254	—	107,992
Vanguard Total International Stock
Index Fund	336,871	3,079	8,311	1,079	—	358,865
Vanguard Total Stock Market
Index Fund	339,654	5,796	4,075	1,490	—	359,491
Vanguard Value Index Fund	86,741	722	—	493	—	89,764
Total	1,613,027	57,934	30,842	4,728	—	1,701,041
1 Includes net realized gain (loss) on affiliated securities sold of $71,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.